Quarterly Holdings Report
for
Fidelity® Total Bond K6 Fund
November 30, 2025
TBDK6-NPRT1-0126
1.9884013.108
Asset-Backed Securities - 8.5%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.9%
Aimco Clo 17 Ltd / Aimco Clo 17 LLC Series 2024-17A Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.2074% 7/20/2037 (b)(c)(d)	3,344,966	3,355,212
Aimco Clo 19 Ltd / Aimco Clo 19 LLC Series 2024-19A Class A, CME Term SOFR 3 month Index + 1.35%, 5.2344% 10/20/2037 (b)(c)(d)	1,293,000	1,297,019
Aimco CLO 20 Ltd Series 2025-20A Class A1R, CME Term SOFR 3 month Index + 1.21%, 5.1036% 10/16/2038 (b)(c)(d)	7,765,000	7,751,248
Aimco Clo 22 Ltd / Aimco Clo 22 LLC Series 2024-22A Class A, CME Term SOFR 3 month Index + 1.5%, 5.3844% 4/19/2037 (b)(c)(d)	4,549,000	4,559,763
Bain Cap Cr Clo Ltd / Bain Cap Cr Clo LLC Series 2025-2A Class A1R, CME Term SOFR 3 month Index + 1.32%, 5.2044% 7/18/2038 (b)(c)(d)	4,622,000	4,633,916
Bain Capital Credit Clo Ltd Series 2025-4A Class A1R, CME Term SOFR 3 month Index + 1.23%, 4.9597% 1/21/2039 (b)(c)(d)	4,944,000	4,944,000
Blueberry Park Clo Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 5.2344% 10/20/2037 (b)(c)(d)	3,992,000	4,002,307
Cedar Funding Series 2024-18A Class A, CME Term SOFR 3 month Index + 1.55%, 5.4098% 4/23/2037 (b)(c)(d)	7,100,000	7,117,544
Dryden 108 Clo Ltd / Dryden 108 Clo LLC Series 2024-108A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.2444% 7/18/2037 (b)(c)(d)	5,608,000	5,623,018
Flatiron Clo 26 Ltd / Flatiron Clo 26 LLC Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.33%, 5.2345% 1/15/2038 (b)(c)(d)	4,364,000	4,377,328
Goldentree Ln Mgmt US Clo 21 Ltd Series 2024-21A Class E, CME Term SOFR 3 month Index + 5.7%, 9.5844% 7/20/2037 (b)(c)(d)	250,000	250,924
Golub Cap Partners Clo 76 B Ltd Series 2024-76A Class E, CME Term SOFR 3 month Index + 5.75%, 9.608% 10/25/2037 (b)(c)(d)	175,000	175,723
Hamlin Pk Clo Ltd / Hamlin Pk Clo LLC Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.34%, 5.2244% 10/20/2037 (b)(c)(d)	4,039,000	4,052,918
Invesco US CLO Ltd Series 2024-3A Class A, CME Term SOFR 3 month Index + 1.51%, 5.3944% 7/20/2037 (b)(c)(d)	2,253,000	2,261,212
Peebles Park CLO Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.5%, 5.37% 4/21/2037 (b)(c)(d)	18,000,000	18,056,826
TOTAL BAILIWICK OF JERSEY		72,458,958
BERMUDA - 0.1%
RRAM Series 2024-24A Class A1A2, CME Term SOFR 3 month Index + 1.31%, 5.2145% 1/15/2037 (b)(c)(d)	7,000,000	7,015,008
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (d)	275,384	278,973
Chesapeake Funding II LLC Series 2024-1A Class A1, 5.52% 5/15/2036 (d)	752,284	760,314
Securitized Term Auto Receivables Trust Series 2025-A Class B, 5.038% 7/25/2031 (d)	999,832	1,008,616
TOTAL CANADA		2,047,903
GRAND CAYMAN (UK OVERSEAS TER) - 4.3%
Aimco CDO Series 2024-10A Class ARR, CME Term SOFR 3 month Index + 1.41%, 5.2674% 7/22/2037 (b)(c)(d)	1,558,000	1,560,125
Aimco CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.2216% 7/17/2037 (b)(c)(d)	3,208,000	3,218,080
Aimco Clo 14 Ltd / Aimco Clo 14 LLC Series 2025-14A Class A1R, CME Term SOFR 3 month Index + 1.22%, 5.1375% 10/20/2038 (b)(c)(d)	2,222,000	2,219,440
AIMCO CLO Series 2024-BA Class ARR, CME Term SOFR 3 month Index + 1.5%, 5.3936% 4/16/2037 (b)(c)(d)	2,803,000	2,811,479
Allegro Clo Ltd Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.34%, 5.2244% 7/20/2038 (b)(c)(d)	2,681,000	2,687,745
Allegro Clo Xii Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.44%, 5.31% 7/21/2037 (b)(c)(d)	4,615,000	4,623,122
Apidos CLO LIII Series 2025-53A Class E, CME Term SOFR 3 month Index + 6.43%, 10.3144% 7/20/2038 (b)(c)(d)	250,000	255,730
Ares LIV CLO Ltd Series 2025-54A Class AR2, CME Term SOFR 3 month Index + 1.31%, 5.2145% 7/15/2038 (b)(c)(d)	3,193,000	3,195,756
Ares Lix Clo Ltd Series 2021-59A Class A, CME Term SOFR 3 month Index + 1.2916%, 5.1496% 4/25/2034 (b)(c)(d)	657,000	657,597
Ares Loan Funding VII Ltd Series 2024-ALF7A Class E, CME Term SOFR 3 month Index + 6.25%, 10.1074% 10/22/2037 (b)(c)(d)	100,000	99,312
Ares Lv Clo Ltd Series 2024-55A Class A1R2, CME Term SOFR 3 month Index + 1.37%, 5.2745% 10/15/2037 (b)(c)(d)	923,000	926,347
Ares Lviii Clo Ltd / Ares Lviii Clo LLC Series 2025-58A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 5.1445% 4/15/2038 (b)(c)(d)	4,203,000	4,209,141
Ares LXXVI CLO Ltd Series 2025-76A Class A1, CME Term SOFR 3 month Index + 1.4%, 5.3045% 5/27/2038 (b)(c)(d)	8,962,000	8,991,906
Ares XLI Clo Ltd Series 2021-41A Class AR2, CME Term SOFR 3 month Index + 1.3316%, 5.2362% 4/15/2034 (b)(c)(d)	3,233,000	3,235,693
Ares XXXIV CLO Ltd Series 2025-2A Class A1R4, CME Term SOFR 3 month Index + 1.29%, 5.1716% 7/17/2038 (b)(c)(d)	6,275,000	6,290,549
Babson CLO Ltd/Cayman Islands Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.26%, 5.1645% 1/15/2038 (b)(c)(d)	860,000	860,657
Barings Clo Ltd Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.75%, 5.6344% 1/20/2037 (b)(c)(d)	2,868,000	2,873,254
Barings Clo Ltd Series 2024-4A Class AR, CME Term SOFR 3 month Index + 1.37%, 5.2544% 10/20/2037 (b)(c)(d)	2,246,000	2,254,497
Barings Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.2816%, 5.1396% 4/25/2034 (b)(c)(d)	1,437,000	1,439,186
Bbam US Clo IV Ltd Series 2024-4A Class D, CME Term SOFR 3 month Index + 6.25%, 10.1545% 7/15/2039 (b)(c)(d)	250,000	252,852
BCRED BSL Static Clo Ltd / LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.5413% 7/24/2035 (b)(c)(d)	4,177,000	4,168,224
Benefit Street Partners Clo 44 Ltd / LLC Series 2025-44A Class A1, CME Term SOFR 3 month Index + 1.22%, 1.22% 1/15/2039 (b)(c)(d)(e)	4,233,000	4,233,000
Benefit Street Partners CLO Ltd Series 2025-43A Class A, CME Term SOFR 3 month Index + 1.27%, 5.1875% 10/20/2038 (b)(c)(d)	4,386,000	4,393,759
BETHP Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.2962% 1/15/2035 (b)(c)(d)	1,049,000	1,050,469
Birch Grove Clo 12 Ltd Series 2025-12A Class D1, CME Term SOFR 3 month Index + 2.75%, 6.6074% 4/22/2038 (b)(c)(d)	150,000	150,474
Birch Grove Clo 5 LLC Series 2024-5A Class ER, CME Term SOFR 3 month Index + 6.75%, 10.6344% 10/20/2037 (b)(c)(d)	100,000	100,439
Carlyle US CLO Ltd Series 2024-10A Class A1R, CME Term SOFR 3 month Index + 1.31%, 5.1944% 1/20/2038 (b)(c)(d)	2,890,000	2,893,188
Carlyle US CLO Ltd Series 2024-11A Class A1R, CME Term SOFR 3 month Index + 1.41%, 5.268% 7/25/2037 (b)(c)(d)	3,813,000	3,823,920
Carlyle US Clo Ltd Series 2024-6A Class E, CME Term SOFR 3 month Index + 5.75%, 9.608% 10/25/2037 (b)(c)(d)	150,000	151,008
Carlyle US Clo Ltd Series 2025-6A Class A1, CME Term SOFR 3 month Index + 1.22%, 0% 1/20/2039 (b)(c)(d)(e)	4,784,000	4,784,000
Cedar Fdg Xii Clo Ltd / Cedar Fdg Xii Clo LLC Series 2025-12A Class ARR, CME Term SOFR 3 month Index + 1.2%, 5.058% 1/25/2038 (b)(c)(d)	4,672,000	4,671,832
Cedar Fdg Xvii Clo Ltd Series 2025-17A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.2344% 7/20/2038 (b)(c)(d)	1,424,000	1,427,583
Cedar Funding Ltd Series 2022-15A Class A, CME Term SOFR 3 month Index + 1.32%, 5.2044% 4/20/2035 (b)(c)(d)	1,721,000	1,719,541
Cedar Funding Ltd Series 2024-10A Class AR2, CME Term SOFR 3 month Index + 1.36%, 5.2444% 10/20/2037 (b)(c)(d)	11,690,000	11,713,158
Cifc Funding 2021-Iii Ltd Series 2025-3A Class A1R, CME Term SOFR 3 month Index + 1.23%, 5.1345% 10/15/2038 (b)(c)(d)	7,744,000	7,730,928
Cifc Funding 2025-Vi Ltd Series 2025-6A Class A1, CME Term SOFR 3 month Index + 1.25%, 5.1098% 10/23/2038 (b)(c)(d)	2,776,000	2,779,556
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 7.6316% 1/17/2038 (b)(c)(d)	100,000	99,922
CIFC Funding Ltd Series 2025-5A Class A1R2, CME Term SOFR 3 month Index + 1.27%, 5.3593% 10/15/2038 (b)(c)(d)	4,167,000	4,174,746
Clover Clo Ltd Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1%, 4.8844% 4/18/2035 (b)(c)(d)	4,585,000	4,586,426
Croton Pk Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.55%, 9.4545% 10/15/2036 (b)(c)(d)	150,000	150,971
Diameter Cap Clo 7 Ltd / Diameter Cap Clo 7 LLC Series 2024-7A Class D, CME Term SOFR 3 month Index + 6.1%, 9.9844% 7/20/2037 (b)(c)(d)	250,000	253,253
Dryden CLO Ltd Series 2022-98A Class A, CME Term SOFR 3 month Index + 1.3%, 5.1844% 4/20/2035 (b)(c)(d)	2,199,000	2,200,451
Dryden CLO Ltd Series 2024-83A Class AR, CME Term SOFR 3 month Index + 1.53%, 5.4144% 4/18/2037 (b)(c)(d)	2,761,000	2,768,551
Dryden CLO Ltd Series 2024-85A Class A1R2, CME Term SOFR 3 month Index + 1.38%, 5.2845% 7/15/2037 (b)(c)(d)	4,104,000	4,114,519
Dryden Senior Loan Fund Series 2024-78A Class A1R, CME Term SOFR 3 month Index + 1.53%, 5.4116% 4/17/2037 (b)(c)(d)	3,479,000	3,485,742
Eaton Vance CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.39%, 5.2945% 10/15/2037 (b)(c)(d)	3,618,000	3,623,926
Eaton Vance CLO Ltd Series 2024-2A Class AR2, CME Term SOFR 3 month Index + 1.38%, 5.2845% 10/15/2037 (b)(c)(d)	2,414,000	2,417,751
Flat Series 2025-30A Class A1, CME Term SOFR 3 month Index + 1.16%, 5.0645% 4/15/2038 (b)(c)(d)	4,206,000	4,199,312
Flatiron Clo 20 Ltd / Flatiron Clo 20 LLC Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 5.129% 11/20/2038 (b)(c)(d)	4,613,000	4,615,782
Flatiron Clo 32 Ltd Series 2025-32A Class A1, CME Term SOFR 3 month Index + 1.29%, 5.6063% 10/22/2038 (b)(c)(d)	4,147,000	4,158,948
Flatiron Clo Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.2444% 10/19/2037 (b)(c)(d)	2,487,000	2,495,249
Flatiron Rr Clo 27 Ltd Series 2024-3A Class A2, CME Term SOFR 3 month Index + 1.5%, 5.3844% 10/18/2037 (b)(c)(d)	1,680,000	1,683,662
Flatiron Rr Clo 30 Ltd Series 2025-30A Class E, CME Term SOFR 3 month Index + 5.25%, 9.1545% 4/15/2038 (b)(c)(d)	200,000	201,473
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (d)	567,338	555,970
Invesco US CLO Series 2024-1RA Class AR, CME Term SOFR 3 month Index + 1.55%, 5.4545% 4/15/2037 (b)(c)(d)	2,354,000	2,358,256
Lakeside Pk Clo Ltd / Lakeside Pk Clo LLC Series 2025-1A Class A, CME Term SOFR 3 month Index + 1.15%, 5.0545% 4/15/2038 (b)(c)(d)	2,979,000	2,977,388
Madison Park Funding 2015 Series 2024-19A Class AR3, CME Term SOFR 3 month Index + 1.6%, 5.4574% 1/22/2037 (b)(c)(d)	7,328,000	7,335,328
Madison Pk Fdg L Ltd / Madison Pk Fdg L LLC Series 2021-50A Class A, CME Term SOFR 3 month Index + 1.4016%, 5.2861% 4/19/2034 (b)(c)(d)	1,690,000	1,691,122
Madison Pk Fdg Lxvii Ltd / Madison Pk Fdg Lxvii LLC Series 2024-67A Class A1, CME Term SOFR 3 month Index + 1.51%, 5.368% 4/25/2037 (b)(c)(d)	2,929,000	2,932,881
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 4.9845% 7/15/2034 (b)(c)(d)	1,325,000	1,325,700
Magnetite CLO LTD Series 2025-36A Class AR, CME Term SOFR 3 month Index + 1.32%, 5.178% 7/25/2038 (b)(c)(d)	4,137,000	4,147,591
Magnetite CLO Ltd Series 2024-30A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.208% 10/25/2037 (b)(c)(d)	1,565,000	1,567,958
Magnetite Clo Ltd Series 2025-45A Class A1, CME Term SOFR 3 month Index + 1.15%, 5.0545% 4/15/2038 (b)(c)(d)	2,889,000	2,888,882
Magnetite Xli Ltd Series 2024-41A Class A, CME Term SOFR 3 month Index + 1.29%, 5.148% 1/25/2038 (b)(c)(d)	2,342,000	2,345,497
Magnetite XXI Ltd Series 2021-21A Class AR, CME Term SOFR 3 month Index + 1.2816%, 5.1661% 4/20/2034 (b)(c)(d)	1,158,000	1,158,457
Magnetite Xxiii Ltd Series 2021-23A Class AR, CME Term SOFR 3 month Index + 1.3916%, 5.2496% 1/25/2035 (b)(c)(d)	1,132,000	1,133,118
Magnetite Xxix Ltd / Magnetite Xxix LLC Series 2024-29A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.2545% 7/15/2037 (b)(c)(d)	2,024,000	2,028,309
Magnetite Xxvi Ltd / Magnetite Xxvi LLC Series 2025-26A Class AR2, CME Term SOFR 3 month Index + 1.15%, 5.008% 1/25/2038 (b)(c)(d)	4,068,000	4,064,689
Magnetite Xxviii Ltd Series 2025-28A Class A1RR, CME Term SOFR 3 month Index + 1.24%, 5.1445% 1/15/2038 (b)(c)(d)	4,963,000	4,966,127
Morgan Stanley Eaton Vance CLO Ltd / LLC Series 2025-21A Class A1, CME Term SOFR 3 month Index + 1.17%, 5.0745% 4/15/2038 (b)(c)(d)	4,916,000	4,903,223
Neuberger Berman Loan Advisers Clo 25 Ltd Series 2024-25A Class AR2, CME Term SOFR 3 month Index + 1.4%, 5.2844% 7/18/2038 (b)(c)(d)	2,803,000	2,810,722
Oak Hill Credit Partners Series 2024-13A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.2344% 7/20/2037 (b)(c)(d)	5,028,000	5,035,321
Ocp Aegis Clo Ltd Series 2025-47A Class A1, CME Term SOFR 3 month Index + 1.11%, 0% 1/21/2038 (b)(c)(d)(e)	3,826,000	3,826,000
OCP CLO Ltd Series 2024-14A Class ER, CME Term SOFR 3 month Index + 6.55%, 10.4344% 7/20/2037 (b)(c)(d)	200,000	200,653
OCP Clo Ltd Series 2025-44A Class A, CME Term SOFR 3 month Index + 1.3%, 5.5622% 10/24/2038 (b)(c)(d)	4,354,000	4,358,868
OCP CLO Ltd Series 2025-46A Class A, CME Term SOFR 3 month Index + 1.2%, 0% 10/15/2038 (b)(c)(d)(e)	2,960,000	2,960,796
Oha Cr Fdg 4 Ltd / Oha Cr Fdg 4 LLC Series 2024-4A Class AR2, CME Term SOFR 3 month Index + 1.29%, 5.1474% 1/22/2038 (b)(c)(d)	4,267,000	4,274,902
Oha Credit Funding 14-R Ltd Series 2025-14RA Class A, CME Term SOFR 3 month Index + 1.23%, 5.1144% 4/20/2038 (b)(c)(d)	2,763,000	2,764,191
OHA Credit Funding 6 Ltd Series 2024-6A Class AR2, CME Term SOFR 3 month Index + 1.33%, 5.2144% 10/20/2037 (b)(c)(d)	3,402,000	3,406,827
OHA Credit Partners Ltd Series 2024-18A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.3844% 4/20/2037 (b)(c)(d)	3,375,000	3,385,392
OHA Credit Partners Ltd Series 2024-18A Class A2, CME Term SOFR 3 month Index + 1.65%, 5.5344% 4/20/2037 (b)(c)(d)	250,000	250,417
Oha Credit Partners VII Ltd Series 2025-7A Class AR4, CME Term SOFR 3 month Index + 1.14%, 5.029% 2/20/2038 (b)(c)(d)	3,615,000	3,604,159
OHA Credit Partners XVII Ltd Series 2024-17A Class A, CME Term SOFR 3 month Index + 1.32%, 5.2044% 1/18/2038 (b)(c)(d)	1,569,000	1,571,661
Orchard Park Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.6%, 9.4844% 10/20/2037 (b)(c)(d)	100,000	100,908
Palmer Square Clo Ltd Series 2025-2A Class A1, CME Term SOFR 3 month Index + 1.35%, 5.2344% 7/20/2038 (b)(c)(d)	7,667,000	7,694,716
Palmer Square Clo Ltd Series 2025-2A Class DR2, CME Term SOFR 3 month Index + 4.14%, 8.0445% 2/15/2038 (b)(c)(d)	100,000	100,949
Palmer Square Clo Ltd Series 2025-5A Class A, CME Term SOFR 3 month Index + 1.21%, 5.0937% 10/20/2038 (b)(c)(d)	4,596,000	4,598,252
Palmer Square CLO Series 2024-2A Class E, CME Term SOFR 3 month Index + 5.7%, 9.5844% 7/20/2037 (b)(c)(d)	500,000	506,482
Palmer Square Ln Fdg 2025-2 Ltd / Palmer Square Ln Fdg 2025-2 LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 5.2277% 7/15/2033 (b)(c)(d)	4,158,000	4,157,376
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 4.9045% 1/15/2033 (b)(c)(d)	1,801,895	1,802,472
Palmer Square Loan Funding Ltd Series 2024-2A Class D, CME Term SOFR 3 month Index + 4.7%, 8.6045% 1/15/2033 (b)(c)(d)	250,000	248,295
Palmer Square Loan Funding Ltd Series 2025-1A Class A1, CME Term SOFR 3 month Index + 0.8%, 4.6518% 2/15/2033 (b)(c)(d)	3,970,430	3,958,916
Peace Park Clo Ltd Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.1344% 10/20/2038 (b)(c)(d)	9,800,000	9,817,513
Project Silver Series 2019-1 Class A, 3.967% 7/15/2044 (d)	612,756	600,513
RR 28 LTD / RR 28 LLC Series 2024-28RA Class A1R, CME Term SOFR 3 month Index + 1.55%, 5.4545% 4/15/2037 (b)(c)(d)	17,800,000	17,829,975
Rr 31 Ltd Series 2024-31A Class D, CME Term SOFR 3 month Index + 6%, 9.9045% 10/15/2039 (b)(c)(d)	125,000	126,063
Rr 34 Ltd Series 2024-34RA Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.2545% 10/15/2039 (b)(c)(d)	2,003,000	2,008,925
Rr 7 Ltd Series 2022-7A Class A1AB, CME Term SOFR 3 month Index + 1.34%, 5.2445% 1/15/2037 (b)(c)(d)	1,862,000	1,864,246
Sixth Street Clo Xix Ltd Series 2025-19A Class A1R, CME Term SOFR 3 month Index + 1.28%, 5.1616% 7/17/2038 (b)(c)(d)	2,685,000	2,691,707
Sixth Street Clo Xviii Ltd Series 2025-18A Class A1R, CME Term SOFR 3 month Index + 1.25%, 5.1316% 10/17/2038 (b)(c)(d)	4,169,000	4,174,491
Sixth Street Clo Xviii Ltd Series 2025-18A Class A2R, CME Term SOFR 3 month Index + 1.5%, 5.3816% 10/17/2038 (b)(c)(d)	6,838,000	6,846,951
Sixth Street CLO XX Ltd Series 2025-20A Class A1R, CME Term SOFR 3 month Index + 1.32%, 5.2016% 7/17/2038 (b)(c)(d)	3,415,000	3,423,404
Symphony Clo 43 Ltd Series 2024-43A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.4245% 4/15/2037 (b)(c)(d)	2,102,000	2,107,408
Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC Series 2021-26A Class AR, CME Term SOFR 3 month Index + 1.3416%, 5.2261% 4/20/2033 (b)(c)(d)	1,127,266	1,127,511
Thunderbolt Aircraft Lease Series 2018-A Class A, 5.96% 9/15/2038 (b)(d)	225,746	225,859
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (d)	617,050	605,366
Voya CLO Ltd Series 2023-1A Class A1, CME Term SOFR 3 month Index + 1.8%, 5.6844% 1/20/2037 (b)(c)(d)	2,007,000	2,010,753
Voya Clo Ltd Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.4245% 4/15/2037 (b)(c)(d)	2,051,000	2,057,309
Voya CLO Ltd/Voya CLO LLC Series 2025-2A Class A1RR, CME Term SOFR 3 month Index + 1.31%, 5.1944% 1/20/2038 (b)(c)(d)	1,595,000	1,598,541
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		322,799,537
IRELAND - 0.0%
Volofin Finance Designated Activity Co Series 2024-1A Class A, 5.935% 6/15/2037 (d)	1,296,369	1,323,984
MULTI-NATIONAL - 0.1%
Allegro Clo Xv Ltd / Allegro Clo Vx LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.18%, 5.0644% 4/20/2038 (b)(c)(d)	1,188,000	1,183,553
Ares Ln Fdg V Ltd / Ares Ln Fdg V LLC Series 2024-ALF5A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.358% 7/27/2037 (b)(c)(d)	2,845,000	2,855,601
Ocp Clo 2018-15 Ltd Series 2025-15A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.1344% 1/20/2038 (b)(c)(d)	2,695,000	2,694,887
TOTAL MULTI-NATIONAL		6,734,041
UNITED STATES - 3.1%
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A1, 6.261% 5/16/2049 (d)	1,997,316	2,055,341
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A2, 6.261% 5/16/2049 (d)	1,896,851	1,951,957
Aaset 2025-1 Ltd / Aaset 2025-1 LLC Series 2025-1A Class A, 5.943% 2/16/2050 (d)	2,319,394	2,365,520
AASET Trust Series 2019-2 Class A, 3.376% 10/16/2039 (d)	68,575	68,369
AASET Trust Series 2019-2 Class B, 4.458% 10/16/2039 (d)	43,519	42,953
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (d)	4,243,477	4,078,822
AASET Trust Series 2021-2A Class A, 2.798% 1/15/2047 (d)	1,630,995	1,545,868
AASET Trust Series 2022-1A Class A, 6% 5/16/2047 (d)	896,705	915,549
Affirm Asset Securitization Trust Series 2024-A Class 1A, 5.61% 2/15/2029 (d)	600,000	601,479
Altde Trust Series 2025-1A Class A, 5.9% 8/15/2050 (d)	3,229,950	3,311,665
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/2040 (d)	106,536	105,459
Apollo Aviation Securitization Equity Trust Series 2020-1A Class B, 4.335% 1/16/2040 (d)	54,382	52,408
ARI Fleet Lease Trust Series 2023-A Class A3, 5.33% 2/17/2032 (d)	2,500,000	2,515,465
ARI Fleet Lease Trust Series 2024-B Class A2, 5.54% 4/15/2033 (d)	420,525	423,516
Bankers Healthcare Group Securitization Trust Series 2025-1CON Class A, 4.82% 4/17/2036 (d)	1,114,213	1,125,832
Barings Equipment Finance LLC Series 2025-A Class A2, 4.64% 10/13/2028 (d)	1,266,705	1,273,660
BHG Series 2025-2CON Class A, 4.84% 9/17/2036 (d)	1,013,352	1,023,968
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease Us L Series 2021-1A Class A, 2.443% 7/15/2046 (d)	1,482,633	1,405,476
CarMax Auto Owner Trust Series 2024-4 Class A3, 4.6% 10/15/2029	500,000	504,265
CarMax Auto Owner Trust Series 2025-2 Class A2A, 4.59% 7/17/2028	2,364,907	2,370,810
CarMax Select Receivables Trust Series 2024-A Class A2A, 5.78% 9/15/2027	130,039	130,332
CarMax Select Receivables Trust Series 2024-A Class A3, 5.4% 11/15/2028	471,000	475,249
Carvana Auto Receivables Trust Series 2025-P1 Class A2, 4.5% 6/12/2028	1,809,299	1,810,909
Castlelake Aircraft Securitization Series 2018-1 Class A, 4.125% 6/15/2043 (d)	89,830	88,932
Castlelake Aircraft Securitization Trust Series 2019-1A Class A, 3.967% 4/15/2039 (d)	352,678	344,943
Castlelake Aircraft Securitization Trust Series 2019-1A Class B, 5.095% 4/15/2039 (d)	488,890	464,467
Castlelake Aircraft Structured Trust Series 2021-1A Class A, 3.474% 1/15/2046 (d)	32,801	32,576
Ccg Receivables Trust. Series 2025-1 Class B, 4.69% 10/14/2032 (d)	500,000	506,910
Consolidated Communications LLC / Fidium Fiber Fin Holdco LLC Series 2025-1A Class A2, 6% 5/20/2055 (d)	570,000	581,421
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (d)	3,007,350	2,974,371
DB Master Finance LLC Series 2019-1A Class A23, 4.352% 5/20/2049 (d)	6,070,313	6,014,247
DB Master Finance LLC Series 2021-1A Class A23, 2.791% 11/20/2051 (d)	9,124,800	8,165,606
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/2051 (d)	3,179,520	3,109,665
DB Master Finance LLC Series 2021-1A Class A2II, 2.493% 11/20/2051 (d)	8,395,200	7,928,587
DB Master Finance LLC Series 2025-1A Class A2I, 4.891% 8/20/2055 (d)	3,545,000	3,570,286
DB Master Finance LLC Series 2025-1A Class A2II, 5.165% 8/20/2055 (d)	2,875,000	2,895,117
Dell Equipment Finance Trust Series 2025-2 Class A3, 4.12% 3/24/2031 (d)	900,000	901,656
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (d)	352,901	356,631
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (d)	424,457	426,334
Domino's Pizza Master Issuer LLC Series 2018-1A Class A2II, 4.328% 7/25/2048 (d)	2,880,400	2,876,264
Domino's Pizza Master Issuer LLC Series 2019-1A Class A2, 3.668% 10/25/2049 (d)	2,321,280	2,241,520
Domino's Pizza Master Issuer LLC Series 2021-1A Class A2I, 2.662% 4/25/2051 (d)	5,699,823	5,428,178
Domino's Pizza Master Issuer LLC Series 2021-1A Class A2II, 3.151% 4/25/2051 (d)	13,225,028	12,167,380
Eaton Vance CLO Ltd Series 2024-1A Class AR2, CME Term SOFR 3 month Index + 1.51%, 5.4145% 7/15/2037 (b)(c)(d)	2,790,000	2,795,655
Enterprise Fleet Financing LLC Series 2022-3 Class A3, 4.29% 7/20/2029 (d)	3,005,000	3,007,433
Enterprise Fleet Financing LLC Series 2023-1 Class A2, 5.51% 1/22/2029 (d)	325,893	326,485
Enterprise Fleet Financing LLC Series 2024-3 Class A3, 4.98% 8/21/2028 (d)	900,000	912,261
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (d)	616,657	619,220
Exeter Automobile Receivables Trust Series 2025-2A Class A3, 4.74% 1/16/2029	2,770,000	2,777,755
Exeter Select Automobile Receivables Trust Series 2025-1 Class A2, 4.83% 10/16/2028	417,826	418,947
Exeter Select Automobile Receivables Trust Series 2025-1 Class A3, 4.69% 4/15/2030	540,000	544,576
Exeter Select Automobile Receivables Trust Series 2025-2 Class A3, 4.43% 8/15/2030	455,000	457,883
Exeter Select Automobile Receivables Trust Series 2025-3 Class A3, 4.18% 12/16/2030	2,600,000	2,601,801
Ford Credit Floorplan Master Owner Trust A Series 2023-1 Class A1, 4.92% 5/15/2028 (d)	6,845,000	6,868,959
Ggam Master Tr Internationa Ltd / LLC Series 2025-1A Class A, 5.923% 9/30/2060 (d)	10,085,000	10,200,654
Gilead Aviation LLC Series 2025-1A Class A, 5.789% 3/15/2050 (d)	5,504,871	5,615,934
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (d)	3,040,000	3,082,855
Green Lakes Park Clo LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.18%, 5.038% 1/25/2038 (b)(c)(d)	3,772,000	3,768,194
Horizon Aircraft Finance I Limited Series 2018-1 Class A, 4.458% 12/15/2038 (d)	595,666	592,969
HPEFS Equipment Trust Series 2024-2A Class A3, 5.36% 10/20/2031 (d)	700,000	703,766
Hyundai Auto Receivables Trust Series 2024-A Class A3, 4.99% 2/15/2029	1,629,000	1,642,055
Jersey Mike's Funding Series 2024-1A Class A2, 5.636% 2/15/2055 (d)	5,066,713	5,178,673
Jersey Mike's Funding Series 2025-1A Class A2, 5.61% 8/16/2055 (d)	2,573,550	2,627,305
John Deere Owner Trust Series 2025-A Class A2A, 4.23% 3/15/2028	1,385,550	1,387,516
Marlette Funding Trust 2025-1 Series 2025-1A Class A, 4.75% 7/16/2035 (d)	839,742	841,113
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/2036 (d)	307,856	309,385
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (d)	1,198,552	1,206,440
MetroNet Infrastructure Issuer LLC Series 2025-2A Class C, 7.83% 8/20/2055 (d)	100,000	101,529
Navigator Aircraft Abs Ltd Series 2025-1 Class A, 5.107% 10/15/2050 (d)	6,459,647	6,424,142
OCP CLO Ltd Series 2025-8RA Class AR2, CME Term SOFR 3 month Index + 1.22%, 5.1016% 10/17/2038 (b)(c)(d)	4,199,000	4,203,182
Oportun Issuance Trust Series 2025-C Class A, 4.49% 7/8/2033 (d)	3,820,000	3,825,024
Oportun Issuance Trust Series 2025-D Class A, 4.53% 2/8/2033 (d)	2,000,000	2,001,939
Peac Solutions Receivables Series 2025-1A Class A2, 4.94% 10/20/2028 (d)	2,275,000	2,288,818
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (d)	511,905	524,481
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/2049 (d)	912,340	875,543
Planet Fitness Master Issuer LLC Series 2022-1A Class A2I, 3.251% 12/5/2051 (d)	1,257,395	1,237,544
Planet Fitness Master Issuer LLC Series 2022-1A Class A2II, 4.008% 12/5/2051 (d)	1,451,360	1,360,532
Post Road Equipment Finance LLC Series 2025-1A Class A2, 4.9% 5/15/2031 (d)	1,151,675	1,159,668
PRMI Securitization Trust Series 2024-CMG1 Class A1, U.S. 30-Day Avg. SOFR Index + 1.3%, 5.6585% 7/25/2054 (b)(c)(d)	958,670	959,514
PRPM Trust Series 2023-RCF2 Class A1, 4% 11/25/2053 (b)(d)	402,261	398,283
RCKT Trust Series 2025-1A Class A, 4.9% 7/25/2034 (d)	1,033,734	1,036,252
Reach Abs Trust Series 2025-2A Class A, 4.93% 8/18/2032 (d)	1,814,264	1,821,160
Retained Vantage Data Ctrs Issuer LLC / Vantage Data Ctrs CDA Qc4 Ltd Partnership Series 2023-1A Class B, 5.75% 9/15/2048 (d)	250,000	247,068
Retained Vantage Data Ctrs Issuer LLC / Vantage Data Ctrs CDA Qc4 Ltd Partnership Series 2024-1A Class B, 5.775% 9/15/2049 (d)	105,000	106,367
SAPPHIRE AVIATION FINANCE Series 2020-1A Class A, 3.228% 3/15/2040 (d)	625,366	606,407
SAPPHIRE AVIATION FINANCE Series 2020-1A Class B, 4.335% 3/15/2040 (d)	123,091	120,084
SBA Tower Trust Series 2020, 1.884% 7/15/2050 (d)	498,000	496,087
SBA Tower Trust Series 2020, 2.328% 7/15/2052 (d)	381,000	365,565
SLAM Ltd Series 2025-1A Class A, 5.807% 5/15/2050 (d)	2,783,922	2,866,948
SoFi Consumer Loan Program Trust Series 2025-1 Class A, 4.8% 2/27/2034 (d)	1,885,648	1,891,799
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (d)	8,368,470	8,669,532
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (d)	9,038,700	9,141,537
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (d)	5,746,950	5,874,860
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (d)	4,374,810	4,360,406
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (d)	4,561,920	4,545,121
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (d)	2,157,210	2,144,453
Switch Abs Issuer LLC Series 2024-2A Class C, 10.033% 6/25/2054 (d)	750,000	768,133
Taco Bell Fdg LLC Series 2025-1A Class A2I, 4.821% 8/25/2055 (d)	6,025,000	6,034,688
Towd PT Mtg Trust Series 2018-5 Class A1A, 3.25% 7/25/2058 (d)	1,862,848	1,844,325
Upgrade Receivables Trust Series 2024-1A Class A, 5.37% 2/18/2031 (d)	97,941	97,979
UPX HIL Issuer Trust Series 2025-1 Class B, 6.07% 1/25/2047 (d)	400,000	404,619
VB-S1 Issuer LLC Series 2024-1A Class D, 6.644% 5/15/2054 (d)	1,500,000	1,525,644
VB-S1 Issuer LLC Series 2024-1A Class F, 8.871% 5/15/2054 (d)	693,000	718,380
Volvo Financial Equipment LLC Series 2025-1A Class A2, 4.41% 11/15/2027 (d)	800,000	801,401
Westf 2025-A Series 2025-A Class A, 5.582% 6/15/2050 (d)	3,398,992	3,456,921
Wheels Fleet Lease Funding 1 LLC Series 2023-1A Class A, 5.8% 4/18/2038 (d)	568,847	572,257
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A1, 4.87% 6/21/2039 (d)	2,491,621	2,512,032
Willis Engine Structured Tr VII Series 2023-A Class A, 8% 10/15/2048 (d)	505,494	519,432
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028	332,203	333,963
World Omni Automobile Lease Securitization Trust Series 2025-A Class A2A, 4.35% 12/15/2027	1,166,767	1,168,582
TOTAL UNITED STATES		240,129,998
TOTAL ASSET-BACKED SECURITIES (Cost $648,535,033)		652,509,429

Bank Loan Obligations - 0.4%
	Principal Amount (a)	Value ($)
FINLAND - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5131% 5/23/2030 (b)(c)(f)	503,738	503,989
FRANCE - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Altice France SA Tranche B13 1LN, term loan CME Term SOFR 1 month Index + 5.375%, 9.3603% 5/14/2029 (b)(c)(f)	57,610	57,250
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 6.875%, 10.8603% 5/31/2031 (b)(c)(f)	537,698	538,817

TOTAL FRANCE		596,067
LUXEMBOURG - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.9045% 10/31/2027 (b)(c)(f)	34,910	25,658
NETHERLANDS - 0.0%
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.2631% 8/30/2028 (b)(c)(f)	691,999	328,700
SWITZERLAND - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1975% 11/15/2030 (b)(c)(f)	369,545	294,713
UNITED STATES - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Connect Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.7098% 10/3/2031 (b)(c)(f)	102,468	66,965
Connect Holdings LLC Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.1699% 4/3/2031 (b)(c)(f)	945,000	835,248
Lumen Technologies Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.3802% 4/16/2029 (b)(c)(f)	39,797	39,533
Lumen Technologies Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.3802% 4/15/2030 (b)(c)(f)	626,469	622,240
Windstream Services LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.9157% 10/6/2032 (b)(c)(f)	650,000	646,347
		2,210,333
Media - 0.0%
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.6015% 6/18/2029 (b)(c)(f)	439,281	400,624
TOTAL COMMUNICATION SERVICES		2,610,957

Consumer Discretionary - 0.2%
Automobile Components - 0.0%
American Axle & Manufacturing Inc Tranche C 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 2/24/2032 (b)(c)(f)(g)	165,000	164,999
Diversified Consumer Services - 0.1%
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3928% 3/4/2028 (b)(c)(f)	2,392,583	1,947,563
TKC Holdings Inc 1LN, term loan 13.5% 2/15/2027 (b)(f)	645,339	646,952
		2,594,515
Hotels, Restaurants & Leisure - 0.1%
Horizon US Finco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1975% 10/31/2031 (b)(c)(f)	617,246	589,470
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2631% 6/1/2028 (b)(c)(f)	548,756	490,528
Sizzling Platter LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.9157% 7/2/2032 (b)(c)(f)	425,713	404,606
Sizzling Platter LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 5% 7/2/2032 (b)(c)(f)(h)	32,287	30,686
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.102% 12/30/2026 (b)(c)(f)	1,751,431	1,682,828
United PF Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 8.5%, 12.602% 12/30/2026 (b)(c)(f)	89,062	85,945
		3,284,063
Household Durables - 0.0%
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.2657% 6/29/2028 (b)(c)(f)	809,484	756,244
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.7353% 10/1/2032 (b)(c)(f)	1,185,000	1,183,021
		1,939,265
Specialty Retail - 0.0%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.8098% 6/6/2031 (b)(c)(f)	913,747	859,681
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.9598% 6/6/2031 (b)(c)(f)	169,805	167,710
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 9.6038% 9/4/2029 (b)(c)(f)	420,721	394,295
		1,421,686
TOTAL CONSUMER DISCRETIONARY		9,404,528

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
C&S Wholesale Grocers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.0033% 9/20/2030 (b)(c)(f)	395,000	388,580
Food Products - 0.0%
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 0% (b)(c)(f)(i)	8,937	4,102
Del Monte Foods Corp II Inc Tranche FLFO B 1LN, term loan CME Term SOFR 3 month Index + 8%, 0% (b)(c)(f)(i)	2,578	1,183
Del Monte Foods Corp II Inc Tranche TLA DIP, term loan CME Term SOFR 3 month Index + 9.5%, 13.559% 3/30/2026 (b)(c)(f)	22,116	21,066
Del Monte Foods Corp II Inc Tranche TLB DIP ROLLUP, term loan CME Term SOFR 3 month Index + 9.5%, 13.559% 3/30/2026 (b)(c)(f)(j)	29,102	23,572
Nourish Buyer I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.459% 7/12/2032 (b)(c)(f)	530,000	531,325
		581,248
TOTAL CONSUMER STAPLES		969,828

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.5699% 10/30/2028 (b)(c)(f)	2,872,707	1,281,630
Financials - 0.0%
Financial Services - 0.0%
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.389% 2/20/2032 (b)(c)(f)	503,738	504,130
Insurance - 0.0%
Asurion LLC Tranche B3 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.2802% 1/31/2028 (b)(c)(f)	625,000	597,269
TOTAL FINANCIALS		1,101,399

Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
QuidelOrtho Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.0015% 8/23/2032 (b)(c)(f)	325,000	323,274
Health Care Providers & Services - 0.0%
HAH Group Holding Co LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.9157% 9/24/2031 (b)(c)(f)	303,571	269,504
ModivCare Inc 1LN, term loan CME Term SOFR 1 month Index + 7%, 11.006% 2/22/2026 (b)(c)(f)(j)	26,125	25,341
ModivCare Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 6.75%, 10.7515% 7/1/2031 (b)(c)(f)	233,230	95,624
Radiology Partners Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.5015% 6/30/2032 (b)(c)(f)	150,000	149,301
		539,770
Pharmaceuticals - 0.0%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.1657% 10/8/2030 (b)(c)(f)	1,357,325	1,339,002
TOTAL HEALTH CARE		2,202,046

Industrials - 0.0%
Air Freight & Logistics - 0.0%
Rand Parent LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.0015% 3/18/2030 (b)(c)(f)	274,410	274,525
Building Products - 0.0%
Cornerstone Building Brands Inc 1LN, term loan CME Term SOFR 1 month Index + 5.625%, 9.584% 8/1/2028 (b)(c)(f)	89,769	71,367
Cornerstone Building Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.309% 4/12/2028 (b)(c)(f)	259,321	205,714
		277,081
Commercial Services & Supplies - 0.0%
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.5015% 2/15/2031 (b)(c)(f)	44,886	37,648
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.3538% 8/1/2030 (b)(c)(f)	1,500,425	1,340,135
Neptune Bidco US Inc Tranche A 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.7615% 10/11/2028 (b)(c)(f)	75,000	73,082
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.0115% 4/11/2029 (b)(c)(f)	702,379	684,581
		2,135,446
TOTAL INDUSTRIALS		2,687,052

Information Technology - 0.2%
IT Services - 0.1%
Constant Contact Inc 2LN, term loan CME Term SOFR 3 month Index + 7.5%, 11.6662% 2/12/2029 (b)(c)(f)	50,000	44,113
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.1662% 2/10/2028 (b)(c)(f)	687,263	656,583
X Corp 1LN, term loan 9.5% 10/26/2029 (f)	735,000	727,959
X Corp Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 10.4475% 10/26/2029 (b)(c)(f)	1,146,221	1,115,273
		2,543,928
Software - 0.1%
Dawn Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 10/7/2032 (b)(c)(f)(g)	325,000	324,002
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.102% 6/2/2028 (b)(c)(f)	383,295	360,688
Polaris Newco LLC Tranche PIK TERM 2LN, term loan CME Term SOFR 1 month Index + 9%, 12.9224% 6/4/2029 (b)(c)(f)	335,000	314,900
X.AI LLC 1LN, term loan 12.5% 6/28/2030 (f)	69,913	71,835
X.AI LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 7.25%, 11.1219% 6/28/2030 (b)(c)(f)	698,563	674,491
		1,745,916
TOTAL INFORMATION TECHNOLOGY		4,289,844

Materials - 0.0%
Chemicals - 0.0%
American Rock Salt Co LLC 1LN, term loan 2% 6/12/2028 (b)(f)(h)	24,082	23,826
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9369% 6/9/2028 (b)(c)(f)	255,990	194,394
American Rock Salt Co LLC 1LN, term loan CME Term SOFR 3 month Index + 7%, 11.3471% 6/12/2028 (b)(c)(f)	92,104	91,126
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 8.0265% 7/3/2028 (b)(c)(f)	894,776	794,284
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.9598% 3/15/2029 (b)(c)(f)	681,784	662,749
Hexion Inc 2LN, term loan CME Term SOFR 1 month Index + 7.4375%, 11.4532% 3/15/2030 (b)(c)(f)	89,412	87,121
INEOS US Petrochem LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.2657% 4/2/2029 (b)(c)(f)	723,367	552,291
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.5904% 8/25/2031 (b)(c)(f)	892,786	879,582
TPC Group Inc 1LN, term loan CME Term SOFR 1 month Index + 5.75%, 9.7733% 12/16/2031 (b)(c)(f)	561,264	487,362
Tronox Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.5015% 9/30/2031 (b)(c)(f)	80,000	59,581
		3,832,316
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.5015% 3/29/2030 (b)(c)(f)	995,832	999,985
Talen Energy Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 0% 10/11/2032 (b)(c)(f)(g)	30,000	30,000
		1,029,985
TOTAL UNITED STATES		29,409,585
TOTAL BANK LOAN OBLIGATIONS (Cost $33,118,662)		31,158,712

Bank Notes - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Banks - 0.0%
Capital One NA USD SOFR Spread-Adj ICE Swap Rate 5Y + 1.73%, 5.974% 8/9/2028 (b)(c)	401,000	414,944
Regions Bank/Birmingham AL 6.45% 6/26/2037	250,000	273,151

TOTAL BANK NOTES (Cost $689,811)		688,095

Collateralized Mortgage Obligations - 2.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.1%
Bravo Residential Fdg Tr 2025-Nqm5 Series 2025-NQM5 Class A1, 5.496% 2/25/2065 (b)(d)	935,912	944,889
Bravo Residential Funding Trust Series 2023-RPL1 Class A1, 5% 5/25/2063 (d)	873,350	880,732
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (b)(d)	791,145	781,217
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (b)(d)	496,180	494,072
CFMT Series 2025-HB16 Class A, 3% 3/25/2035 (b)(d)	756,555	741,862
CIM Trust Series 2025-NR1 Class A1, 5% 6/25/2064 (d)	2,162,188	2,121,509
CIM Trust Series 2025-R1 Class A1, 5% 2/25/2099 (d)	3,129,232	3,114,589
Cross Mortgage Trust Series 2025-H4 Class A1, 5.596% 6/25/2070 (b)(d)	1,205,395	1,217,400
Fannie Mae Guaranteed REMIC Series 1999-17 Class PG, 6% 4/25/2029	908	922
Fannie Mae Guaranteed REMIC Series 1999-25 Class Z, 6% 6/25/2029	1,082	1,092
Fannie Mae Guaranteed REMIC Series 1999-32 Class PL, 6% 7/25/2029	1,386	1,413
Fannie Mae Guaranteed REMIC Series 1999-33 Class PK, 6% 7/25/2029	1,008	1,027
Fannie Mae Guaranteed REMIC Series 2001-20 Class Z, 6% 5/25/2031	1,461	1,499
Fannie Mae Guaranteed REMIC Series 2001-31 Class ZC, 6.5% 7/25/2031	578	587
Fannie Mae Guaranteed REMIC Series 2001-38 Class QF, U.S. 30-Day Avg. SOFR Index + 1.0945%, 5.1663% 8/25/2031 (b)(c)	1,382	1,393
Fannie Mae Guaranteed REMIC Series 2001-52 Class YZ, 6.5% 10/25/2031	259	268
Fannie Mae Guaranteed REMIC Series 2002-16 Class ZD, 6.5% 4/25/2032	764	795
Fannie Mae Guaranteed REMIC Series 2002-18 Class FD, U.S. 30-Day Avg. SOFR Index + 0.9145%, 4.9863% 2/25/2032 (b)(c)	162	162
Fannie Mae Guaranteed REMIC Series 2002-39 Class FD, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.2502% 3/18/2032 (b)(c)	285	288
Fannie Mae Guaranteed REMIC Series 2002-60 Class FV, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.1863% 4/25/2032 (b)(c)	580	583
Fannie Mae Guaranteed REMIC Series 2002-63 Class FN, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.1863% 10/25/2032 (b)(c)	362	365
Fannie Mae Guaranteed REMIC Series 2002-7 Class FC, U.S. 30-Day Avg. SOFR Index + 0.8645%, 4.9363% 1/25/2032 (b)(c)	141	142
Fannie Mae Guaranteed REMIC Series 2002-74 Class FV, U.S. 30-Day Avg. SOFR Index + 0.5645%, 4.6363% 11/25/2032 (b)(c)	1,212	1,212
Fannie Mae Guaranteed REMIC Series 2002-74 Class SV, 7.4355% - U.S. 30-Day Avg. SOFR Index 3.3637% 11/25/2032 (b)(m)	253	7
Fannie Mae Guaranteed REMIC Series 2002-75 Class FA, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.1863% 11/25/2032 (b)(c)	568	571
Fannie Mae Guaranteed REMIC Series 2003-118 Class S, 7.9855% - U.S. 30-Day Avg. SOFR Index 3.9137% 12/25/2033 (b)(m)	6,316	803
Fannie Mae Guaranteed REMIC Series 2003-21 Class SK, 7.9855% - U.S. 30-Day Avg. SOFR Index 3.9137% 3/25/2033 (b)(m)	340	38
Fannie Mae Guaranteed REMIC Series 2003-70 Class BJ, 5% 7/25/2033	10,442	10,520
Fannie Mae Guaranteed REMIC Series 2004-52 Class KZ, 5.5% 7/25/2034	47,694	48,550
Fannie Mae Guaranteed REMIC Series 2004-91 Class Z, 5% 12/25/2034	109,381	110,581
Fannie Mae Guaranteed REMIC Series 2005-117 Class JN, 4.5% 1/25/2036	9,045	8,978
Fannie Mae Guaranteed REMIC Series 2005-14 Class ZB, 5% 3/25/2035	33,513	33,767
Fannie Mae Guaranteed REMIC Series 2005-47 Class SW, 6.6055% - U.S. 30-Day Avg. SOFR Index 2.5337% 6/25/2035 (b)(m)	7,557	539
Fannie Mae Guaranteed REMIC Series 2005-68 Class CZ, 5.5% 8/25/2035	137,037	140,896
Fannie Mae Guaranteed REMIC Series 2005-72 Class ZC, 5.5% 8/25/2035	23,987	24,958
Fannie Mae Guaranteed REMIC Series 2005-79 Class ZC, 5.9% 9/25/2035	15,463	15,695
Fannie Mae Guaranteed REMIC Series 2005-81 Class PC, 5.5% 9/25/2035	3,502	3,596
Fannie Mae Guaranteed REMIC Series 2006-104 Class GI, 6.5655% - U.S. 30-Day Avg. SOFR Index 2.4937% 11/25/2036 (b)(m)	4,628	407
Fannie Mae Guaranteed REMIC Series 2006-116 Class SG, 6.5255% - U.S. 30-Day Avg. SOFR Index 2.4537% 12/25/2036 (b)(m)	2,619	269
Fannie Mae Guaranteed REMIC Series 2006-12 Class BO, 0% 10/25/2035 (l)	3,542	3,212
Fannie Mae Guaranteed REMIC Series 2006-15 Class OP, 0% 3/25/2036 (l)	5,984	5,223
Fannie Mae Guaranteed REMIC Series 2006-72 Class CY, 6% 8/25/2026	930	930
Fannie Mae Guaranteed REMIC Series 2007-40 Class SE, 6.3255% - U.S. 30-Day Avg. SOFR Index 2.2537% 5/25/2037 (b)(m)	1,671	160
Fannie Mae Guaranteed REMIC Series 2007-66 Class SA, U.S. 30-Day Avg. SOFR Index x 38.9131%, 14.4823% 7/25/2037 (b)(c)	1,857	2,522
Fannie Mae Guaranteed REMIC Series 2009-59 Class HB, 5% 8/25/2039	63,146	63,971
Fannie Mae Guaranteed REMIC Series 2010-135 Class ZA, 4.5% 12/25/2040	8,891	8,579
Fannie Mae Guaranteed REMIC Series 2010-150 Class ZC, 4.75% 1/25/2041	68,367	67,761
Fannie Mae Guaranteed REMIC Series 2011-39 Class ZA, 6% 11/25/2032	6,958	7,209
Fannie Mae Guaranteed REMIC Series 2011-4 Class PZ, 5% 2/25/2041	27,262	27,179
Fannie Mae Guaranteed REMIC Series 2012-100 Class WI, 3% 9/25/2027 (m)	8,446	146
Fannie Mae Guaranteed REMIC Series 2012-149 Class DA, 1.75% 1/25/2043	28,557	26,720
Fannie Mae Guaranteed REMIC Series 2012-149 Class GA, 1.75% 6/25/2042	38,464	36,170
Fannie Mae Guaranteed REMIC Series 2012-67 Class AI, 4.5% 7/25/2027 (m)	18	0
Fannie Mae Guaranteed REMIC Series 2012-70 Class FB, U.S. 30-Day Avg. SOFR Index + 0.5645%, 4.6363% 7/25/2042 (b)(c)	1,226,217	1,215,984
Fannie Mae Guaranteed REMIC Series 2013-133 Class IB, 3% 4/25/2032 (m)	51	0
Fannie Mae Guaranteed REMIC Series 2013-134 Class SA, 5.9355% - U.S. 30-Day Avg. SOFR Index 1.8637% 1/25/2044 (b)(m)	8,306	963
Fannie Mae Guaranteed REMIC Series 2015-42 Class IL, 6% 6/25/2045 (m)	40,244	5,693
Fannie Mae Guaranteed REMIC Series 2015-70 Class JC, 3% 10/25/2045	46,881	45,035
Fannie Mae Guaranteed REMIC Series 2016-3 Class PL, 2.5% 2/25/2046	5,223,342	4,584,644
Fannie Mae Guaranteed REMIC Series 2017-30 Class AI, 5.5% 5/25/2047 (m)	23,328	3,248
Fannie Mae Guaranteed REMIC Series 2017-32 Class PA, 2.7% 5/25/2047	4,516,809	4,165,315
Fannie Mae Guaranteed REMIC Series 2017-37 Class AB, 2.55% 9/25/2046	879,195	812,884
Fannie Mae Guaranteed REMIC Series 2018-45 Class GI, 4% 6/25/2048 (m)	336,763	69,937
Fannie Mae Guaranteed REMIC Series 2019-76 Class FC, U.S. 30-Day Avg. SOFR Index + 0.6145%, 4.6863% 12/25/2049 (b)(c)	650,354	640,890
Fannie Mae Guaranteed REMIC Series 2020-45 Class JC, 1.5% 7/25/2040	984,757	854,378
Fannie Mae Guaranteed REMIC Series 2020-49 Class LA, 2% 3/25/2043	2,067,316	1,990,638
Fannie Mae Guaranteed REMIC Series 2020-51 Class BA, 2% 6/25/2046	655,551	601,110
Fannie Mae Guaranteed REMIC Series 2021-21 Class HG, 2% 11/25/2047	1,745,374	1,576,008
Fannie Mae Guaranteed REMIC Series 2021-45 Class DA, 3% 7/25/2051	334,295	299,255
Fannie Mae Guaranteed REMIC Series 2021-66 Class DA, 2% 1/25/2048	118,966	101,123
Fannie Mae Guaranteed REMIC Series 2021-66 Class DM, 2% 1/25/2048	126,427	107,465
Fannie Mae Guaranteed REMIC Series 2021-69 Class JK, 1.5% 10/25/2051	172,946	149,311
Fannie Mae Guaranteed REMIC Series 2021-77 Class CH, 1.5% 8/25/2050	168,030	140,533
Fannie Mae Guaranteed REMIC Series 2021-85 Class L, 2.5% 8/25/2048	104,230	93,667
Fannie Mae Guaranteed REMIC Series 2021-95 Class BA, 2.5% 6/25/2049	753,284	675,251
Fannie Mae Guaranteed REMIC Series 2021-95, 2.5% 9/25/2048	498,703	449,639
Fannie Mae Guaranteed REMIC Series 2021-96 Class AH, 2.5% 3/25/2049	3,636,897	3,269,624
Fannie Mae Guaranteed REMIC Series 2021-96 Class HA, 2.5% 2/25/2050	165,553	148,640
Fannie Mae Guaranteed REMIC Series 2022-1 Class KA, 3% 5/25/2048	155,221	145,683
Fannie Mae Guaranteed REMIC Series 2022-11 Class B, 3% 6/25/2049	194,397	182,613
Fannie Mae Guaranteed REMIC Series 2022-12 Class EA, 2.25% 9/25/2046	2,473,034	2,289,669
Fannie Mae Guaranteed REMIC Series 2022-12 Class GD, 2.25% 3/25/2052	300,607	276,344
Fannie Mae Guaranteed REMIC Series 2022-13 Class HA, 3% 8/25/2046	177,800	169,370
Fannie Mae Guaranteed REMIC Series 2022-13 Class JA, 3% 5/25/2048	333,343	313,059
Fannie Mae Guaranteed REMIC Series 2022-13 Class MA, 3% 5/25/2044	2,577,923	2,486,128
Fannie Mae Guaranteed REMIC Series 2022-15 Class GC, 3% 1/25/2047	158,181	150,654
Fannie Mae Guaranteed REMIC Series 2022-17 Class BH, 3% 5/25/2047	172,083	164,860
Fannie Mae Guaranteed REMIC Series 2022-2 Class TH, 2.5% 2/25/2052	125,207	116,081
Fannie Mae Guaranteed REMIC Series 2022-20 Class HC, 2.5% 4/25/2052	1,664,279	1,533,514
Fannie Mae Guaranteed REMIC Series 2022-25 Class AB, 4% 9/25/2047	303,818	300,662
Fannie Mae Guaranteed REMIC Series 2022-3 Class D, 2% 2/25/2048	726,974	658,567
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	1,831,854	1,659,154
Fannie Mae Guaranteed REMIC Series 2022-4 Class B, 2.5% 5/25/2049	119,985	107,733
Fannie Mae Guaranteed REMIC Series 2022-4 Class YT, 2% 2/25/2052	326,695	296,552
Fannie Mae Guaranteed REMIC Series 2022-49 Class TC, 4% 12/25/2048	117,844	116,504
Fannie Mae Guaranteed REMIC Series 2022-5 Class BA, 2.5% 12/25/2049	315,293	276,422
Fannie Mae Guaranteed REMIC Series 2022-5 Class DA, 2.25% 11/25/2047	669,900	608,478
Fannie Mae Guaranteed REMIC Series 2022-53 Class FG, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.8718% 8/25/2052 (b)(c)	1,546,852	1,534,691
Fannie Mae Guaranteed REMIC Series 2022-56 Class FJ, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.8718% 9/25/2052 (b)(c)	3,251,112	3,225,553
Fannie Mae Guaranteed REMIC Series 2022-64 Class GF, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.8718% 10/25/2052 (b)(c)	1,087,176	1,079,659
Fannie Mae Guaranteed REMIC Series 2022-67 Class FA, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.8718% 10/25/2052 (b)(c)	3,815,019	3,784,991
Fannie Mae Guaranteed REMIC Series 2022-69 Class AB, 4.5% 1/25/2044	468,295	464,746
Fannie Mae Guaranteed REMIC Series 2022-7 Class A, 3% 5/25/2048	219,544	206,108
Fannie Mae Guaranteed REMIC Series 2022-7 Class E, 2.5% 11/25/2047	717,192	659,281
Fannie Mae Guaranteed REMIC Series 2023-13 Class CK, 1.5% 11/25/2050	1,158,628	960,237
Fannie Mae Guaranteed REMIC Series 2023-53 Class FD, U.S. 30-Day Avg. SOFR Index + 1.5%, 5.5718% 11/25/2053 (b)(c)	1,136,208	1,147,417
Fannie Mae Guaranteed REMIC Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.5218% 11/25/2053 (b)(c)	4,374,135	4,418,092
Fannie Mae Guaranteed REMIC Series 2024-41 Class FB, U.S. 30-Day Avg. SOFR Index + 1.53%, 5.6018% 7/25/2054 (b)(c)	513,524	518,183
Fannie Mae Guaranteed REMIC Series 2024-90 Class FD, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.2718% 12/25/2054 (b)(c)	3,967,268	3,979,822
Fannie Mae Guaranteed REMIC Series 2024-93 Class FG, U.S. 30-Day Avg. SOFR Index + 1.1%, 5.1718% 12/25/2054 (b)(c)	1,080,540	1,082,794
Fannie Mae Mortgage pass-thru certificates Series 1997-41 Class J, 7.5% 6/18/2027	94	95
Fannie Mae Mortgage pass-thru certificates Series 2006-45 Class OP, 0% 6/25/2036 (l)	1,983	1,700
Fannie Mae Mortgage pass-thru certificates Series 2006-62 Class KP, 0% 4/25/2036 (l)	3,139	2,700
Fannie Mae Mortgage pass-thru certificates Series 2020-47 Class DG, 2% 4/25/2042	2,851,911	2,751,720
Fannie Mae Mortgage pass-thru certificates Series 2020-55 Class A, 2% 5/25/2043	612,469	572,470
Fannie Mae Mortgage pass-thru certificates Series 2020-56 Class AH, 2% 5/25/2045	516,172	489,784
Fannie Mae Mortgage pass-thru certificates Series 2020-63 Class DA, 2% 9/25/2045	314,065	291,028
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.2718% 6/25/2054 (b)(c)	1,637,420	1,644,741
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.2718% 9/25/2054 (b)(c)	1,927,924	1,933,723
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.4718% 2/25/2055 (b)(c)	2,772,716	2,791,197
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.4718% 9/25/2054 (b)(c)	2,913,535	2,928,914
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.2718% 2/25/2055 (b)(c)	1,809,153	1,816,833
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.2218% 2/25/2055 (b)(c)	1,820,168	1,823,184
Fannie Mae Series 2010-118 Class PB, 4.5% 10/25/2040	115,863	115,914
Fannie Mae Series 2010-15 Class FJ, U.S. 30-Day Avg. SOFR Index + 1.0445%, 5.1163% 6/25/2036 (b)(c)	128,778	129,845
Fannie Mae Series 2010-39 Class FG, U.S. 30-Day Avg. SOFR Index + 1.0345%, 5.1063% 3/25/2036 (b)(c)	97,201	97,941
Fannie Mae Series 2010-95 Class ZC, 5% 9/25/2040	141,196	139,370
Fannie Mae Series 2022-28 Class A, 2.5% 2/25/2052	555,804	531,754
Fannie Mae Series 2022-30 Class E, 4.5% 7/25/2048	390,222	390,323
Fannie Mae Series 2022-9 Class BA, 3% 5/25/2048	187,343	175,837
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-339 Class 5, 5.5% 7/25/2033 (m)	1,546	207
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-343 Class 16, 5.5% 5/25/2034 (m)	1,442	198
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-348 Class 14, 6.5% 8/25/2034 (b)(m)	973	167
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 13, 6% 3/25/2034 (m)	920	149
Fannie Mae Stripped Mortgage-Backed Securities Series 2007-384 Class 6, 5% 7/25/2037 (m)	6,288	974
Freddie Mac Manufactured Housing participation certificates Series 1998-2043 Class ZH, 6% 4/15/2028	284	289
Freddie Mac Manufactured Housing participation certificates Series 1998-2056 Class Z, 6% 5/15/2028	1,054	1,072
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4341 Class ML, 3.5% 11/15/2031	104,392	103,589
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4386 Class AZ, 4.5% 11/15/2040	73,447	72,588
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5148 Class D, 1.75% 10/25/2051	4,528,428	3,644,122
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class EA, 2.5% 8/25/2048	173,265	155,795
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class GC, 2% 11/25/2047	94,844	84,890
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5164 Class M, 2.5% 7/25/2048	176,684	158,933
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5165 Class PC, 1.5% 11/25/2051	215,883	185,832
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2121 Class MG, 6% 2/15/2029	515	526
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2131 Class BG, 6% 3/15/2029	3,955	4,047
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2135 Class JE, 6% 3/15/2029	208	213
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2137 Class PG, 6% 3/15/2029	554	565
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2145 Class MZ, 6.5% 4/15/2029	4,492	4,573
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2154 Class PT, 6% 5/15/2029	1,111	1,136
Freddie Mac Multifamily Structured pass-thru certificates Series 2000-2218 Class ZB, 6% 3/15/2030	644	659
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2274 Class ZM, 6.5% 1/15/2031	361	367
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2303 Class ZV, 6% 4/15/2031	2,337	2,401
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2357 Class ZB, 6.5% 9/15/2031	8,781	9,052
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2412 Class FK, U.S. 30-Day Avg. SOFR Index + 0.9145%, 5.0565% 1/15/2032 (b)(c)	123	122
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2423 Class FA, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.1565% 3/15/2032 (b)(c)	165	166
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2424 Class FM, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.2565% 3/15/2032 (b)(c)	160	161
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FE, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.1565% 6/15/2031 (b)(c)	240	241
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FG, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.1565% 3/15/2032 (b)(c)	87	86
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2502 Class ZC, 6% 9/15/2032	1,110	1,149
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2519 Class ZD, 5.5% 11/15/2032	1,640	1,676
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2520 Class BE, 6% 11/15/2032	3,035	3,141
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2526 Class FC, U.S. 30-Day Avg. SOFR Index + 0.5145%, 4.6565% 11/15/2032 (b)(c)	1,866	1,863
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2693 Class MD, 5.5% 10/15/2033	6,904	7,070
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2711 Class FC, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.1565% 2/15/2033 (b)(c)	34,400	34,563
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2770 Class FH, U.S. 30-Day Avg. SOFR Index + 0.5145%, 4.6565% 3/15/2034 (b)(c)	45,758	45,479
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2802 Class OB, 6% 5/15/2034	3,910	4,018
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2877 Class ZD, 5% 10/15/2034	128,928	130,080
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2933 Class ZM, 5.75% 2/15/2035	33,639	34,347
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2947 Class XZ, 6% 3/15/2035	12,960	13,442
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2996 Class MK, 5.5% 6/15/2035	1,330	1,361
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2996 Class ZD, 5.5% 6/15/2035	21,049	21,378
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-3002 Class NE, 5% 7/15/2035	6,778	6,981
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3115 Class SM, 6.4855% - U.S. 30-Day Avg. SOFR Index 2.3435% 2/15/2036 (b)(m)	2,126	201
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3119 Class PO, 0% 2/15/2036 (l)	7,296	6,124
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3123 Class LO, 0% 3/15/2036 (l)	4,029	3,427
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3189 Class PD, 6% 7/15/2036	7,046	7,375
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3237 Class C, 5.5% 11/15/2036	27,869	28,666
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3244 Class SG, 6.5455% - U.S. 30-Day Avg. SOFR Index 2.4035% 11/15/2036 (b)(m)	9,264	881
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3258 Class PM, 5.5% 12/15/2036	2,007	2,073
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3336 Class LI, 6.4655% - U.S. 30-Day Avg. SOFR Index 2.3235% 6/15/2037 (b)(m)	6,585	671
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3366 Class FD, U.S. 30-Day Avg. SOFR Index + 0.3645%, 4.5065% 5/15/2037 (b)(c)	7,738	7,645
Freddie Mac Multifamily Structured pass-thru certificates Series 2008-3415 Class PC, 5% 12/15/2037	24,652	25,084
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3832 Class PE, 5% 3/15/2041	32,735	33,313
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3843 Class PZ, 5% 4/15/2041	191,415	192,383
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3857 Class ZP, 5% 5/15/2041	269,194	270,570
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	4,868	4,867
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4135 Class AB, 1.75% 6/15/2042	29,159	27,564
Freddie Mac Multifamily Structured pass-thru certificates Series 2014-4314 Class AI, 5% 3/15/2034 (m)	2	0
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4427 Class LI, 3.5% 2/15/2034 (m)	13,414	379
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4471 Class PA, 4% 12/15/2040	12,756	12,703
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4683 Class LM, 3% 5/15/2047	57,393	55,622
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4690 Class CA, 3% 11/15/2036	1,439,963	1,401,346
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-4954 Class KE, 1.5% 2/25/2050	193,025	156,634
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5000 Class BA, 2% 4/25/2045	453,205	422,326
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5001 Class A, 2% 1/25/2045	367,051	347,639
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5002 Class TJ, 2% 7/25/2050	117,052	99,233
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5018 Class LC, 3% 10/25/2040	113,876	104,603
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5058 Class BE, 3% 11/25/2050	392,426	344,830
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5059 Class GA, 1% 1/25/2051	625,822	487,279
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5077 Class ME, 2% 8/15/2048	4,643,098	3,996,102
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5083 Class BA, 2.5% 5/25/2032	144,014	143,315
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5092 Class CL, 3% 4/25/2041	1,286,786	1,175,005
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5115 Class A, 2% 3/25/2040	462,376	421,421
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5139 Class JC, 2% 8/25/2040	448,347	405,384
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5141 Class JM, 1.5% 4/25/2051	131,264	111,319
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5147 Class WN, 2% 1/25/2040	471,229	429,704
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class AD, 1.5% 10/25/2051	172,496	148,079
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5148 Class PC, 1.5% 10/25/2051	169,713	144,253
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class BA, 2.5% 5/25/2049	489,252	438,508
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class TP, 2.5% 6/25/2049	175,562	156,986
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5175 Class CB, 2.5% 4/25/2050	602,083	535,163
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5178 Class CT, 2% 11/25/2040	488,148	439,917
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5178 Class TP, 2.5% 4/25/2049	420,210	377,025
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5180 Class KA, 2.5% 10/25/2047	118,442	108,556
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5182 Class A, 2.5% 10/25/2048	806,390	726,056
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	108,060	96,833
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class TP, 2.5% 5/25/2049	272,792	244,433
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	116,638	106,836
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class CA, 2.5% 5/25/2049	228,759	204,928
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5191 Class CA, 2.5% 4/25/2050	140,371	124,188
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5196 Class ME, 1.75% 2/25/2052	1,995,890	1,793,185
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class A, 2.5% 6/25/2049	228,760	204,928
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	88,463	81,095
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	364,495	335,504
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5199 Class PH, 2.25% 3/25/2052	402,772	358,725
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class AG, 3% 1/25/2049	116,593	109,061
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class BC, 3% 5/25/2048	482,252	452,638
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047	94,954	87,152
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class UA, 3% 4/25/2050	174,171	160,258
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5210 Class TA, 3.5% 11/25/2046	107,385	103,178
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5213 Class AH, 2.25% 4/25/2037	371,941	354,490
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5214 Class CB, 3.25% 4/25/2052	692,505	659,327
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5214 Class CG, 3.5% 4/25/2052	226,638	217,821
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5220 Class PK, 3.5% 1/25/2051	370,633	354,025
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5236 Class P, 5% 4/25/2048	198,886	200,724
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5250 Class FA, U.S. 30-Day Avg. SOFR Index + 0.67%, 4.7418% 8/25/2052 (b)(c)	672,421	662,024
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5254 Class FG, U.S. 30-Day Avg. SOFR Index + 0.75%, 4.8218% 9/25/2052 (b)(c)	1,197,495	1,186,410
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5266 Class CD, 4.5% 10/25/2044	411,487	411,560
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5459 Class FD, U.S. 30-Day Avg. SOFR Index + 1%, 5.0718% 10/25/2054 (b)(c)	791,053	791,461
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5476 Class FB, U.S. 30-Day Avg. SOFR Index + 1.1%, 5.1718% 11/25/2054 (b)(c)	3,271,414	3,278,274
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.2218% 2/25/2055 (b)(c)	4,131,327	4,146,401
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.2718% 2/25/2055 (b)(c)	1,571,694	1,570,446
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 5.3218% 10/25/2054 (b)(c)	2,947,370	2,959,199
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.2218% 2/25/2055 (b)(c)	3,372,145	3,377,844
Freddie Mac Non Gold Pool Series 1998-2095 Class PE, 6% 11/15/2028	1,254	1,280
Freddie Mac Non Gold Pool Series 1998-2101 Class PD, 6% 11/15/2028	702	716
Freddie Mac Non Gold Pool Series 1999-2162 Class PH, 6% 6/15/2029	189	191
Ginnie Mae Mortgage pass-thru certificates Series 2010-H10 Class FA, CME Term SOFR 1 month Index + 0.4445%, 4.4308% 5/20/2060 (b)(c)(k)	7,079	7,067
Ginnie Mae Mortgage pass-thru certificates Series 2010-H19 Class FG, CME Term SOFR 1 month Index + 0.4145%, 4.5204% 8/20/2060 (b)(c)(k)	94,456	94,162
Ginnie Mae Mortgage pass-thru certificates Series 2010-H27 Class FA, CME Term SOFR 1 month Index + 0.38%, 4.6004% 12/20/2060 (b)(c)(k)	64,372	64,267
Ginnie Mae Mortgage pass-thru certificates Series 2011-H05 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.7204% 12/20/2060 (b)(c)(k)	49,059	49,064
Ginnie Mae Mortgage pass-thru certificates Series 2011-H07 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.7204% 2/20/2061 (b)(c)(k)	54,988	54,991
Ginnie Mae Mortgage pass-thru certificates Series 2011-H12 Class FA, CME Term SOFR 1 month Index + 0.6045%, 4.7104% 2/20/2061 (b)(c)(k)	58,873	58,865
Ginnie Mae Mortgage pass-thru certificates Series 2011-H13 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.7204% 4/20/2061 (b)(c)(k)	48,425	48,432
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FB, CME Term SOFR 1 month Index + 0.6145%, 4.7204% 5/20/2061 (b)(c)(k)	52,304	52,303
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FC, CME Term SOFR 1 month Index + 0.6145%, 4.7204% 5/20/2061 (b)(c)(k)	45,927	45,930
Ginnie Mae Mortgage pass-thru certificates Series 2011-H17 Class FA, CME Term SOFR 1 month Index + 0.6445%, 4.7504% 6/20/2061 (b)(c)(k)	47,226	47,250
Ginnie Mae Mortgage pass-thru certificates Series 2011-H20 Class FA, CME Term SOFR 1 month Index + 0.6645%, 4.7704% 9/20/2061 (b)(c)(k)	16,860	16,873
Ginnie Mae Mortgage pass-thru certificates Series 2011-H21 Class FA, CME Term SOFR 1 month Index + 0.7145%, 4.8204% 10/20/2061 (b)(c)(k)	52,363	52,448
Ginnie Mae Mortgage pass-thru certificates Series 2012-H01 Class FA, CME Term SOFR 1 month Index + 0.8145%, 4.9204% 11/20/2061 (b)(c)(k)	57,660	57,799
Ginnie Mae Mortgage pass-thru certificates Series 2012-H03 Class FA, CME Term SOFR 1 month Index + 0.8145%, 4.9204% 1/20/2062 (b)(c)(k)	31,989	32,078
Ginnie Mae Mortgage pass-thru certificates Series 2012-H06 Class FA, CME Term SOFR 1 month Index + 0.7445%, 4.8504% 1/20/2062 (b)(c)(k)	65,052	65,184
Ginnie Mae Mortgage pass-thru certificates Series 2012-H07 Class FA, CME Term SOFR 1 month Index + 0.7445%, 4.8504% 3/20/2062 (b)(c)(k)	36,363	36,409
Ginnie Mae Mortgage pass-thru certificates Series 2012-H21 Class DF, CME Term SOFR 1 month Index + 0.7645%, 4.8704% 5/20/2061 (b)(c)(k)	126	125
Ginnie Mae Mortgage pass-thru certificates Series 2013-H01 Class FA, 1.65% 1/20/2063 (k)	1	0
Ginnie Mae Mortgage pass-thru certificates Series 2013-H04 Class BA, 1.65% 2/20/2063 (k)	177	169
Ginnie Mae Mortgage pass-thru certificates Series 2013-H19 Class FC, CME Term SOFR 1 month Index + 0.6%, 4.8204% 8/20/2063 (b)(c)(k)	1,634	1,637
Ginnie Mae Mortgage pass-thru certificates Series 2014-H03 Class FA, CME Term SOFR 1 month Index + 0.7145%, 4.8204% 1/20/2064 (b)(c)(k)	3,585	3,591
Ginnie Mae Mortgage pass-thru certificates Series 2014-H05 Class FB, CME Term SOFR 1 month Index + 0.7145%, 4.8204% 12/20/2063 (b)(c)(k)	8,339	8,352
Ginnie Mae Mortgage pass-thru certificates Series 2014-H11 Class BA, CME Term SOFR 1 month Index + 0.6145%, 4.7204% 6/20/2064 (b)(c)(k)	14,167	14,170
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class FL, CME Term SOFR 1 month Index + 0.3945%, 4.5004% 5/20/2063 (b)(c)(k)	2,260	2,251
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class HA, 2.5% 8/20/2064 (k)	266	252
Ginnie Mae Mortgage pass-thru certificates Series 2015-H19 Class FA, CME Term SOFR 1 month Index + 0.3145%, 4.4204% 4/20/2063 (b)(c)(k)	2,079	2,051
Ginnie Mae Mortgage pass-thru certificates Series 2015-H30 Class HA, 1.75% 9/20/2062 (b)(k)	11,867	11,569
Ginnie Mae Mortgage pass-thru certificates Series 2016-H13 Class FB, 1 year U.S. Treasury Index + 0.5%, 4.14% 5/20/2066 (b)(c)(k)	56,788	56,709
Ginnie Mae Mortgage pass-thru certificates Series 2016-H20 Class FM, CME Term SOFR 1 month Index + 0.5145%, 4.6204% 12/20/2062 (b)(c)(k)	1,376	1,369
Ginnie Mae Mortgage pass-thru certificates Series 2017-134 Class BA, 2.5% 11/20/2046	47,924	44,257
Ginnie Mae Mortgage pass-thru certificates Series 2017-H06 Class FA, 1 year U.S. Treasury Index + 0.35%, 3.99% 8/20/2066 (b)(c)(k)	77,964	77,679
Ginnie Mae Mortgage pass-thru certificates Series 2018-H12 Class HA, 3.25% 8/20/2068 (k)	294,137	287,916
Ginnie Mae REMIC pass-thru certificates Series 2004-22 Class AZ, 5.5% 4/20/2034	95,166	98,531
Ginnie Mae REMIC pass-thru certificates Series 2004-24 Class ZM, 5% 4/20/2034	10,545	10,573
Ginnie Mae REMIC pass-thru certificates Series 2004-32 Class GS, 6.3855% - CME Term SOFR 1 month Index 2.4266% 5/16/2034 (b)(m)	2,101	124
Ginnie Mae REMIC pass-thru certificates Series 2007-37 Class TS, 6.5755% - CME Term SOFR 1 month Index 2.6166% 6/16/2037 (b)(m)	3,978	357
Ginnie Mae REMIC pass-thru certificates Series 2007-59 Class FC, CME Term SOFR 1 month Index + 0.6145%, 4.5743% 7/20/2037 (b)(c)	31,196	31,117
Ginnie Mae REMIC pass-thru certificates Series 2008-2 Class FD, CME Term SOFR 1 month Index + 0.5945%, 4.5543% 1/20/2038 (b)(c)	8,209	8,180
Ginnie Mae REMIC pass-thru certificates Series 2008-73 Class FA, CME Term SOFR 1 month Index + 0.9745%, 4.9343% 8/20/2038 (b)(c)	42,804	43,288
Ginnie Mae REMIC pass-thru certificates Series 2008-83 Class FB, CME Term SOFR 1 month Index + 1.0145%, 4.9743% 9/20/2038 (b)(c)	33,041	33,453
Ginnie Mae REMIC pass-thru certificates Series 2009-108 Class CF, CME Term SOFR 1 month Index + 0.7145%, 4.6734% 11/16/2039 (b)(c)	46,801	46,793
Ginnie Mae REMIC pass-thru certificates Series 2009-116 Class KF, CME Term SOFR 1 month Index + 0.6445%, 4.6034% 12/16/2039 (b)(c)	26,191	26,131
Ginnie Mae REMIC pass-thru certificates Series 2010-116 Class QB, 4% 9/16/2040	7,228	7,131
Ginnie Mae REMIC pass-thru certificates Series 2010-160 Class DY, 4% 12/20/2040	96,980	95,672
Ginnie Mae REMIC pass-thru certificates Series 2010-169 Class Z, 4.5% 12/20/2040	418,799	412,199
Ginnie Mae REMIC pass-thru certificates Series 2010-170 Class B, 4% 12/20/2040	21,375	21,064
Ginnie Mae REMIC pass-thru certificates Series 2010-31 Class BP, 5% 3/20/2040	194,708	200,173
Ginnie Mae REMIC pass-thru certificates Series 2010-H03 Class FA, CME Term SOFR 1 month Index + 0.6645%, 4.6508% 3/20/2060 (b)(c)(k)	13,018	13,028
Ginnie Mae REMIC pass-thru certificates Series 2011-136 Class WI, 4.5% 5/20/2040 (m)	6,352	202
Ginnie Mae REMIC pass-thru certificates Series 2011-68 Class EC, 3.5% 4/20/2041	13,441	13,289
Ginnie Mae REMIC pass-thru certificates Series 2011-69 Class GX, 4.5% 5/16/2040	25,443	25,387
Ginnie Mae REMIC pass-thru certificates Series 2011-94 Class SA, 5.9855% - CME Term SOFR 1 month Index 2.0257% 7/20/2041 (b)(m)	8,870	932
Ginnie Mae REMIC pass-thru certificates Series 2012-98 Class FA, CME Term SOFR 1 month Index + 0.5145%, 4.4743% 8/20/2042 (b)(c)	33,700	33,205
Ginnie Mae REMIC pass-thru certificates Series 2013-149 Class MA, 2.5% 5/20/2040	28,971	28,637
Ginnie Mae REMIC pass-thru certificates Series 2014-2 Class BA, 3% 1/20/2044	186,503	174,414
Ginnie Mae REMIC pass-thru certificates Series 2014-21 Class HA, 3% 2/20/2044	71,577	67,274
Ginnie Mae REMIC pass-thru certificates Series 2014-25 Class HC, 3% 2/20/2044	121,338	112,146
Ginnie Mae REMIC pass-thru certificates Series 2014-5 Class A, 3% 1/20/2044	97,569	91,249
Ginnie Mae REMIC pass-thru certificates Series 2016-69 Class WA, 3% 2/20/2046	37,475	35,062
Ginnie Mae REMIC pass-thru certificates Series 2017-139 Class BA, 3% 9/20/2047	180,961	165,092
Ginnie Mae REMIC pass-thru certificates Series 2017-153 Class GA, 3% 9/20/2047	102,034	93,363
Ginnie Mae REMIC pass-thru certificates Series 2017-182 Class KA, 3% 10/20/2047	81,925	75,249
Ginnie Mae REMIC pass-thru certificates Series 2017-186 Class HK, 3% 11/16/2045	103,500	97,194
Ginnie Mae REMIC pass-thru certificates Series 2018-13 Class Q, 3% 4/20/2047	92,893	87,844
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1, 3.75% 7/25/2061 (d)	3,411,770	3,344,416
GS Mortgage-Backed Securities Trust Series 2024-RPL4 Class A1, 3.9% 9/25/2061 (d)(n)	261,493	257,797
JPMorgan Mortgage Trust Series 2025-NQM2 Class A1, 5.567% 9/25/2065 (b)(d)	936,922	945,865
MFA Trust Series 2022-RPL1 Class A1, 3.3% 8/25/2061 (d)	301,134	286,807
MFRA Trust Series 2024-RPL1 Class A1, 4.25% 2/25/2066 (b)(d)	512,054	490,823
Morgan Stanley Residential Mortgage Loan Trust 2025-NQM3 Series 2025-NQM3 Class A1, 5.53% 5/25/2070 (b)(d)	1,537,886	1,550,448
New Residential Mortgage Loan Trust Series 2019-1A Class A1B, 3.5% 10/25/2059 (d)	299,749	284,028
NYMT Loan Trust Series 2021-CP1 Class A1, 2.0424% 7/25/2061 (d)	154,193	145,638
NYMT Loan Trust Series 2024-CP1 Class A1, 3.75% 2/25/2068 (d)	412,443	393,075
NYMT Loan Trust Series 2025-CP1 Class A1, 3.75% 11/25/2069 (d)	2,394,708	2,306,502
OBX Series 2025-NQM14 Class A1, 5.162% 7/25/2065 (d)(n)	655,254	657,612
Obx Trust Series 2025-NQM19 Class A1, 4.869% 10/25/2065 (b)(d)	987,162	986,196
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (d)	39,688	39,525
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (d)	88,327	87,141
Ocwen Loan Investment Trust Series 2025-HB1 Class A, 3% 6/25/2038 (b)(d)	2,241,349	2,193,893
Onity Loan Investment Trust 2024-Hb2 Series 2024-HB2 Class A, 5% 8/25/2037 (d)	348,151	348,151
Pret 2025-Rpl3 Series 2025-RPL3 Class A1, 4.15% 4/25/2065 (d)(n)	1,245,330	1,216,728
PRET Trust Series 2024-RPL1 Class A1, 3.9% 10/25/2063 (d)	786,216	758,870
PRET Trust Series 2025-RPL2 Class A1, 4% 8/25/2064 (d)	3,223,298	3,141,455
Prpm 2025-Rcf3 LLC Series 2025-RCF3 Class A1, 5.25% 7/25/2055 (b)(d)	705,578	709,216
PRPM LLC Series 2024-RCF3 Class A1, 4% 5/25/2054 (d)	866,637	856,796
PRPM LLC Series 2024-RCF4 Class A1, 4% 7/25/2054 (d)	275,054	272,007
PRPM LLC Series 2024-RCF6 Class A1, 4% 10/25/2064 (b)(d)	166,009	163,685
PRPM LLC Series 2024-RPL1 Class A1, 4.2% 12/25/2064 (b)(d)	2,897,436	2,863,759
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (b)(d)	1,047,856	1,025,065
Prpm LLC Series 2025-RCF5 Class A1, 4.839% 10/25/2055 (d)	388,182	386,970
Towd Point Mortgage Trust Series 2022-1 Class A1, 3.75% 7/25/2062 (d)	520,259	503,051
TOTAL UNITED STATES		159,336,029
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $156,266,970)		159,336,029

Commercial Mortgage Securities - 4.5%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Prima Capital CRE Securitization Ltd/Llc Series 2019-RK1 Class BT, 4.45% 4/15/2038 (d)	308,000	292,385
UNITED STATES - 4.5%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 5.7016% 6/15/2040 (b)(c)(d)	3,720,000	3,733,934
Ares Tr 2 Series 2025-IND3 Class E, CME Term SOFR 1 month Index + 3.55%, 7.509% 4/15/2042 (b)(c)(d)	240,000	240,000
Ares Trust Series 2024-IND2 Class F, CME Term SOFR 1 month Index + 4.039%, 7.998% 10/15/2034 (b)(c)(d)	170,000	170,198
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (d)	582,346	554,080
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class BNM, 3.465% 11/5/2032 (d)	132,000	123,283
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10 Class B, 3.79% 7/15/2049	157,148	155,004
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10 Class C, 4.8187% 7/15/2049 (b)	818,000	790,481
BANK Series 2017-BNK5 Class A5, 3.39% 6/15/2060	1,000,000	988,681
BANK Series 2017-BNK6 Class ASB, 3.289% 7/15/2060	70,611	70,304
BANK Series 2018-BN10 Class ASB, 3.641% 2/15/2061	204,515	203,206
BANK Series 2018-BN10 Class C, 4.163% 2/15/2061 (b)	385,000	352,422
BANK Series 2019-BN19 Class ASB, 3.071% 8/15/2061	471,156	462,269
BANK Series 2019-BN20 Class ASB, 2.933% 9/15/2062	76,845	75,076
BANK Series 2019-BN21 Class A5, 2.851% 10/17/2052	962,049	910,378
BANK Series 2019-BN23 Class ASB, 2.846% 12/15/2052	81,558	79,524
BANK Series 2022-BNK39 Class C, 3.2686% 2/15/2055 (b)	194,000	169,111
BANK Series 2023-BNK45 Class B, 6.148% 2/15/2056 (b)	200,000	208,396
BANK5 Series 2024-5YR11 Class C, 6.3221% 11/15/2057 (b)	225,000	229,301
BANK5 Series 2024-5YR12 Class C, 6.3023% 12/15/2057 (b)	161,000	166,118
BANK5 Series 2025-5YR16 Class XB, 0.3466% 8/15/2063 (b)(m)	7,700,000	141,554
BBCMS Mortgage Trust Series 2020-C7 Class B, 3.152% 4/15/2053	950,000	838,147
BBCMS Mortgage Trust Series 2020-C7 Class C, 3.5867% 4/15/2053 (b)	134,000	114,754
BBCMS Mortgage Trust Series 2022-C16 Class B, 4.6% 6/15/2055	200,000	186,702
BBCMS Mortgage Trust Series 2024-C26 Class C, 6% 5/15/2057	150,000	151,846
BBCMS Mortgage Trust Series 2024-C26 Class D, 4.5% 5/15/2057 (d)	290,000	234,589
BBCMS Mortgage Trust Series 2024-C30 Class C, 5.98% 11/15/2057	334,000	335,844
BBCMS Mortgage Trust Series 2025-5C33 Class C, 5.981% 3/15/2058	118,000	119,673
BBCMS Mortgage Trust Series 2025-5C33 Class D, 6.6265% 3/15/2058 (b)(d)	213,000	206,327
BBCMS Mortgage Trust Series 2025-5C37 Class C, 6.002% 9/15/2058 (b)	595,000	605,511
BBCMS Mortgage Trust Series 2025-5C38 Class XB, 0.8919% 11/15/2058 (b)(d)(j)(m)	8,700,000	364,146
BBCMS Mortgage Trust Series 2025-C32 Class C, 6.125% 2/15/2062 (b)	368,000	373,489
BBCMS Mortgage Trust Series 2025-C32 Class D, 4.5% 2/15/2062 (d)	100,000	79,010
BBCMS Mortgage Trust Series 2025-C35 Class C, 6.1137% 7/15/2058 (b)	220,000	224,092
Bbcms Mtg Tr Series 2025-5C34 Class C, 6.8066% 5/15/2058 (b)	760,000	799,791
Benchmark Mortgage Trust Series 2018-B2 Class ASB, 3.7802% 2/15/2051	391,063	389,194
Benchmark Mortgage Trust Series 2018-B4 Class A5, 4.121% 7/15/2051	4,151,000	4,131,446
Benchmark Mortgage Trust Series 2019-B12 Class XA, 1.0628% 8/15/2052 (b)(m)	6,967,024	177,482
Benchmark Mortgage Trust Series 2019-B14 Class XA, 0.7599% 12/15/2062 (b)(m)	3,923,584	78,488
Benchmark Mortgage Trust Series 2020-IG3 Class 825C, 3.0763% 9/15/2048 (b)(d)	242,000	228,462
Benchmark Mortgage Trust Series 2020-IG3 Class 825D, 3.0763% 9/15/2048 (b)(d)	265,000	247,743
Benchmark Mortgage Trust Series 2022-B33 Class C, 3.6137% 3/15/2055 (b)	400,000	321,276
Benchmark Mortgage Trust Series 2024-V11 Class C, 6.295% 11/15/2057	596,000	607,590
Benchmark Mortgage Trust Series 2025-B41 Class C, 6.1365% 7/15/2068	125,000	128,219
BFLD Commercial Mortgage Trust Series 2024-UNIV Class E, CME Term SOFR 1 month Index + 3.6395%, 7.5985% 11/15/2041 (b)(c)(d)	694,000	694,242
BFLD Trust Series 2024-WRHS Class E, CME Term SOFR 1 month Index + 3.6889%, 7.6479% 7/15/2039 (b)(c)(d)	672,073	670,848
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.3011% 3/15/2041 (b)(c)(d)	3,061,866	3,061,866
Bmo 2025-C12 Mortgage Trust Series 2025-C12 Class C, 6.6107% 6/15/2058 (b)	462,000	479,910
BMO Mortgage Trust Series 2024-C10 Class C, 5.979% 11/15/2057 (b)	100,000	101,093
BMO Mortgage Trust Series 2025-5C10 Class C, 6.485% 5/15/2058 (b)	245,000	252,065
BMO Mortgage Trust Series 2025-5C11 Class XB, 0.5838% 7/15/2058 (b)(m)	13,800,000	361,270
BMO Mortgage Trust Series 2025-5C12 Class XB, 0.9681% 10/15/2058 (b)(m)	9,300,000	327,225
BMO Mortgage Trust Series 2025-5C9 Class XA, 0.7072% 4/15/2058 (b)(m)	6,398,064	178,066
BMO Mortgage Trust Series 2025-C13 Class C, 6.1337% 10/15/2058 (b)	399,000	397,509
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.3309% 6/15/2041 (b)(c)(d)	2,072,000	2,071,999
BMP Series 2024-MF23 Class B, CME Term SOFR 1 month Index + 1.6416%, 5.6005% 6/15/2041 (b)(c)(d)	1,023,000	1,022,999
BMP Series 2024-MF23 Class C, CME Term SOFR 1 month Index + 1.8413%, 5.8002% 6/15/2041 (b)(c)(d)	723,000	723,225
BMP Series 2024-MF23 Class E, CME Term SOFR 1 month Index + 3.3891%, 7.348% 6/15/2041 (b)(c)(d)	495,000	494,382
Bpr Coml Mtg Trust Series 2025-STAR Class C, 6.0608% 11/5/2042 (b)(d)	430,000	433,440
BPR Commercial Mortgage Trust Series 2024-PARK Class A, 5.218% 11/5/2039 (b)(d)	8,606,000	8,801,031
BPR Commercial Mortgage Trust Series 2024-PARK Class C, 6.1833% 11/5/2039 (b)(d)	264,000	273,837
BPR Commercial Mortgage Trust Series 2024-PARK Class D, 7.001% 11/5/2039 (b)(d)	1,125,000	1,174,759
BPR Trust Series 2023-BRK2 Class C, 8.335% 10/5/2038 (b)(d)	616,000	641,379
BPR Trust Series 2024-PMDW Class B, 5.85% 11/5/2041 (b)(d)	120,000	123,600
BPR Trust Series 2024-PMDW Class E, 5.85% 11/5/2041 (b)(d)	70,000	67,673
Bres Coml Mtg Trust Series 2025-ATCAP Class E, CME Term SOFR 1 month Index + 3.6408%, 7.5997% 11/15/2042 (b)(c)(d)	255,000	254,141
Bres Coml Mtg Trust Series 2025-ATCAP Class F, CME Term SOFR 1 month Index + 5.1885%, 9.1475% 11/15/2042 (b)(c)(d)	575,000	573,077
Bway Trust Series 2025-1535 Class B, 7.4615% 5/5/2042 (b)(d)	290,000	304,624
BX Commercial Mortgage Trust 2020-VIVA Series 2020-VIVA Class D, 3.5488% 3/11/2044 (b)(d)	1,225,000	1,144,169
BX Commercial Mortgage Trust 2020-VIVA Series 2020-VIVA Class E, 3.5488% 3/11/2044 (b)(d)	481,000	435,804
BX Commercial Mortgage Trust 2021-SOAR Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 5.45% 4/15/2037 (b)(c)(d)	1,165,080	1,165,442
BX Commercial Mortgage Trust 2022-LP2 Series 2022-LP2 Class F, CME Term SOFR 1 month Index + 3.2578%, 7.2168% 2/15/2039 (b)(c)(d)	945,000	943,821
BX Commercial Mortgage Trust 2022-LP2 Series 2022-LP2 Class G, CME Term SOFR 1 month Index + 4.1058%, 8.0648% 2/15/2039 (b)(c)(d)	334,600	334,380
BX Commercial Mortgage Trust 2024-KING Series 2024-KING Class E, CME Term SOFR 1 month Index + 3.688%, 7.6469% 5/15/2034 (b)(c)(d)	2,033,233	2,039,576
BX Commercial Mortgage Trust 2024-VLT5 Series 2024-VLT5 Class A, 5.5908% 11/13/2046 (b)(d)	262,000	265,948
BX Commercial Mortgage Trust 2024-VLT5 Series 2024-VLT5 Class B, 5.8015% 11/13/2046 (b)(d)	100,000	102,001
BX Commercial Mortgage Trust 2024-VLT5 Series 2024-VLT5 Class C, 6.192% 11/13/2046 (b)(d)	239,000	244,581
BX Commercial Mortgage Trust 2024-VLT5 Series 2024-VLT5 Class E, 7.8715% 11/13/2046 (b)(d)	944,000	1,001,021
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.3506% 3/15/2041 (b)(c)(d)	14,051,371	14,051,368
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class D, CME Term SOFR 1 month Index + 2.6898%, 6.6488% 3/15/2041 (b)(c)(d)	472,660	473,249
BX Commercial Mortgage Trust 2025-SPOT Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.4023% 4/15/2040 (b)(c)(d)	8,322,975	8,322,972
BX Commercial Mortgage Trust 2025-SPOT Series 2025-SPOT Class D, CME Term SOFR 1 month Index + 2.4919%, 6.4509% 4/15/2040 (b)(c)(d)	362,657	363,337
BX Commercial Mortgage Trust 2025-SPOT Series 2025-SPOT Class E, CME Term SOFR 1 month Index + 3.6902%, 7.6491% 4/15/2040 (b)(c)(d)	986,427	991,356
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class A, 5.6003% 5/15/2041 (b)(d)	5,885,837	5,889,508
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class E, CME Term SOFR 1 month Index + 3.6883%, 7.6473% 5/15/2041 (b)(c)(d)	732,707	732,222
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 5.0053% 4/15/2034 (b)(c)(d)	383,377	381,252
BX Commercial Mortgage Trust Series 2019-IMC Class B, CME Term SOFR 1 month Index + 1.3463%, 5.3053% 4/15/2034 (b)(c)(d)	614,000	607,977
BX Commercial Mortgage Trust Series 2019-IMC Class C, CME Term SOFR 1 month Index + 1.6463%, 5.6053% 4/15/2034 (b)(c)(d)	406,000	401,248
BX Commercial Mortgage Trust Series 2019-IMC Class D, CME Term SOFR 1 month Index + 1.9463%, 5.9053% 4/15/2034 (b)(c)(d)	426,000	418,915
BX Commercial Mortgage Trust Series 2020-VIV2 Class C, 3.5424% 3/9/2044 (b)(d)	11,671,000	10,961,346
BX Commercial Mortgage Trust Series 2021-CIP Class E, CME Term SOFR 1 month Index + 2.9345%, 6.8935% 12/15/2038 (b)(c)(d)	517,231	516,268
BX Commercial Mortgage Trust Series 2021-CIP Class F, CME Term SOFR 1 month Index + 3.3335%, 7.2925% 12/15/2038 (b)(c)(d)	699,318	698,016
BX Commercial Mortgage Trust Series 2021-IRON Class E, CME Term SOFR 1 month Index + 2.4645%, 6.4235% 2/15/2038 (b)(c)(d)	242,703	234,331
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 4.7626% 10/15/2036 (b)(c)(d)	2,316,000	2,311,697
BX Commercial Mortgage Trust Series 2021-PAC Class B, CME Term SOFR 1 month Index + 1.0133%, 4.9723% 10/15/2036 (b)(c)(d)	268,000	267,165
BX Commercial Mortgage Trust Series 2021-PAC Class C, CME Term SOFR 1 month Index + 1.2131%, 5.1721% 10/15/2036 (b)(c)(d)	2,044,000	2,035,081
BX Commercial Mortgage Trust Series 2021-PAC Class D, CME Term SOFR 1 month Index + 1.4128%, 5.3718% 10/15/2036 (b)(c)(d)	349,000	347,260
BX Commercial Mortgage Trust Series 2021-PAC Class E, CME Term SOFR 1 month Index + 2.062%, 6.021% 10/15/2036 (b)(c)(d)	2,036,000	2,028,385
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 4.9719% 2/15/2039 (b)(c)(d)	873,335	871,701
BX Commercial Mortgage Trust Series 2022-LP2 Class B, CME Term SOFR 1 month Index + 1.3123%, 5.2713% 2/15/2039 (b)(c)(d)	1,627,500	1,625,470
BX Commercial Mortgage Trust Series 2022-LP2 Class C, CME Term SOFR 1 month Index + 1.5617%, 5.5207% 2/15/2039 (b)(c)(d)	819,700	818,678
BX Commercial Mortgage Trust Series 2022-LP2 Class D, CME Term SOFR 1 month Index + 1.9608%, 5.9198% 2/15/2039 (b)(c)(d)	538,300	537,628
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 5.7204% 12/9/2040 (b)(c)(d)	5,153,115	5,153,114
BX Commercial Mortgage Trust Series 2023-XL3 Class B, CME Term SOFR 1 month Index + 2.1908%, 6.1498% 12/9/2040 (b)(c)(d)	278,527	278,527
BX Commercial Mortgage Trust Series 2023-XL3 Class C, CME Term SOFR 1 month Index + 2.6402%, 6.5991% 12/9/2040 (b)(c)(d)	148,214	148,306
BX Commercial Mortgage Trust Series 2024-AIR2 Class D, CME Term SOFR 1 month Index + 2.7905%, 6.7495% 10/15/2041 (b)(c)(d)	359,693	360,141
BX Commercial Mortgage Trust Series 2024-AIRC Class D, CME Term SOFR 1 month Index + 3.0892%, 7.0482% 8/15/2041 (b)(c)(d)	383,840	384,319
BX Commercial Mortgage Trust Series 2024-GPA2 Class E, CME Term SOFR 1 month Index + 3.5395%, 7.4985% 11/15/2041 (b)(c)(d)	1,250,000	1,249,666
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.2518% 12/15/2039 (b)(c)(d)	3,579,859	3,556,198
BX Commercial Mortgage Trust Series 2024-MF Class D, CME Term SOFR 1 month Index + 2.6898%, 6.6488% 2/15/2039 (b)(c)(d)	251,469	251,783
BX Commercial Mortgage Trust Series 2025-SPOT Class B, CME Term SOFR 1 month Index + 1.743%, 5.7019% 4/15/2040 (b)(c)(d)	2,987,386	2,989,253
Bx Tr 2025-Tail Series 2025-TAIL Class A, CME Term SOFR 1 month Index + 1.4%, 5.359% 6/15/2035 (b)(c)(d)	1,604,000	1,604,000
Bx Tr 2025-Tail Series 2025-TAIL Class D, CME Term SOFR 1 month Index + 2.45%, 6.409% 6/15/2035 (b)(c)(d)	528,000	527,999
Bx Tr 2025-Tail Series 2025-TAIL Class E, CME Term SOFR 1 month Index + 3.3%, 7.259% 6/15/2035 (b)(c)(d)	722,000	721,505
BX Trust 2019-OC11 Series 2019-OC11 Class E, 3.944% 12/9/2041 (b)(d)	2,038,000	1,882,314
BX Trust 2019-OC11 Series 2019-OC11 Class XA, 0.742% 12/9/2041 (b)(d)(m)	50,900,000	1,326,652
BX Trust 2021-VOL Series 2021-VOLT Class E, CME Term SOFR 1 month Index + 2.1145%, 6.0735% 9/15/2036 (b)(c)(d)	1,189,298	1,188,560
BX Trust 2021-VOL Series 2021-VOLT Class G, CME Term SOFR 1 month Index + 2.9645%, 6.9235% 9/15/2036 (b)(c)(d)	1,193,596	1,193,254
BX Trust 2024 VLT4 Series 2024-VLT4 Class E, CME Term SOFR 1 month Index + 2.8894%, 6.8484% 6/15/2041 (b)(c)(d)	947,000	941,681
BX Trust 2024 VLT4 Series 2024-VLT4 Class F, CME Term SOFR 1 month Index + 3.9379%, 7.8968% 6/15/2041 (b)(c)(d)	1,750,000	1,752,079
BX Trust 2024-CNY Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.4008% 4/15/2041 (b)(c)(d)	5,681,700	5,681,701
BX Trust 2024-CNY Series 2024-CNYN Class B, CME Term SOFR 1 month Index + 1.6915%, 5.6505% 4/15/2041 (b)(c)(d)	571,920	572,098
BX Trust 2024-CNY Series 2024-CNYN Class C, CME Term SOFR 1 month Index + 1.9412%, 5.9001% 4/15/2041 (b)(c)(d)	475,278	475,574
BX Trust 2024-FNX Series 2024-FNX Class D, CME Term SOFR 1 month Index + 2.9402%, 6.8991% 11/15/2041 (b)(c)(d)	120,556	120,631
BX Trust 2024-FNX Series 2024-FNX Class E, CME Term SOFR 1 month Index + 3.9387%, 7.8977% 11/15/2041 (b)(c)(d)	579,771	576,995
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.1028% 3/15/2030 (b)(c)(d)	12,550,053	12,526,522
BX Trust 2025-ROIC Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.3524% 3/15/2030 (b)(c)(d)	1,677,458	1,673,268
BX Trust 2025-ROIC Series 2025-ROIC Class C, CME Term SOFR 1 month Index + 1.69%, 5.5022% 3/15/2030 (b)(c)(d)	2,362,785	2,356,884
BX Trust 2025-ROIC Series 2025-ROIC Class E, CME Term SOFR 1 month Index + 2.9413%, 6.9003% 3/15/2030 (b)(c)(d)	735,133	730,543
BX Trust 2025-VLT6 Series 2025-VLT6 Class E, CME Term SOFR 1 month Index + 3.1907%, 7.1497% 3/15/2042 (b)(c)(d)	687,000	681,854
BX Trust 2025-VLT6 Series 2025-VLT6 Class F, CME Term SOFR 1 month Index + 3.9397%, 7.8986% 3/15/2042 (b)(c)(d)	634,000	617,286
BX Trust Series 2020-VIV3 Class B, 3.5439% 3/9/2044 (b)(d)	2,451,000	2,319,982
BX Trust Series 2021-ACNT Class G, CME Term SOFR 1 month Index + 3.4095%, 7.3685% 11/15/2038 (b)(c)(d)	468,097	464,605
BX Trust Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 4.8735% 2/15/2036 (b)(c)(d)	200,000	199,753
BX Trust Series 2021-LBA Class EJV, CME Term SOFR 1 month Index + 2.1145%, 6.0735% 2/15/2036 (b)(c)(d)	1,345,000	1,343,347
BX Trust Series 2021-LBA Class EV, CME Term SOFR 1 month Index + 2.1145%, 6.0735% 2/15/2036 (b)(c)(d)	304,462	304,088
BX Trust Series 2021-MFM1 Class F, CME Term SOFR 1 month Index + 3.1145%, 7.0735% 1/15/2034 (b)(c)(d)	612,500	611,993
BX Trust Series 2021-RISE Class F, CME Term SOFR 1 month Index + 2.7645%, 6.7235% 11/15/2036 (b)(c)(d)	283,185	283,008
BX Trust Series 2021-RISE Class G, CME Term SOFR 1 month Index + 3.0645%, 7.0235% 11/15/2036 (b)(c)(d)	304,318	304,129
Bx Trust Series 2021-SDMF Class F, CME Term SOFR 1 month Index + 2.0515%, 6.0105% 9/15/2034 (b)(c)(d)	604,112	599,611
BX Trust Series 2021-XL2 Class G, CME Term SOFR 1 month Index + 2.9573%, 6.9163% 10/15/2038 (b)(c)(d)	147,000	146,542
BX Trust Series 2022-IND Class B, CME Term SOFR 1 month Index + 1.94%, 5.899% 4/15/2037 (b)(c)(d)	650,300	650,705
BX Trust Series 2022-IND Class C, CME Term SOFR 1 month Index + 2.29%, 6.249% 4/15/2037 (b)(c)(d)	146,999	147,137
BX Trust Series 2022-IND Class D, CME Term SOFR 1 month Index + 2.839%, 6.798% 4/15/2037 (b)(c)(d)	123,199	123,352
BX Trust Series 2022-IND Class E, CME Term SOFR 1 month Index + 3.987%, 7.946% 4/15/2037 (b)(c)(d)	402,500	403,252
BX Trust Series 2022-LBA6 Class E, CME Term SOFR 1 month Index + 2.7%, 6.659% 1/15/2039 (b)(c)(d)	1,225,000	1,222,710
BX Trust Series 2022-VAMF Class E, CME Term SOFR 1 month Index + 2.7%, 6.659% 1/15/2039 (b)(c)(d)	396,000	394,589
BX Trust Series 2022-VAMF Class F, CME Term SOFR 1 month Index + 3.299%, 7.258% 1/15/2039 (b)(c)(d)	823,000	817,772
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.401% 2/15/2039 (b)(c)(d)	6,013,668	6,015,548
BX Trust Series 2024-XL4 Class B, CME Term SOFR 1 month Index + 1.7915%, 5.7505% 2/15/2039 (b)(c)(d)	1,703,873	1,705,997
BX Trust Series 2024-XL4 Class D, CME Term SOFR 1 month Index + 3.1396%, 7.0986% 2/15/2039 (b)(c)(d)	97,444	97,626
BX Trust Series 2024-XL4 Class E, CME Term SOFR 1 month Index + 4.1881%, 8.147% 2/15/2039 (b)(c)(d)	443,601	444,176
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 5.6502% 3/15/2041 (b)(c)(d)	920,055	920,342
BX Trust Series 2024-XL5 Class C, CME Term SOFR 1 month Index + 1.9409%, 5.8998% 3/15/2041 (b)(c)(d)	1,221,126	1,221,887
BX Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 5.109% 2/15/2035 (b)(c)(d)	6,586,000	6,573,157
BX Trust Series 2025-DIME Class E, 6.959% 2/15/2035 (b)(d)	610,000	609,619
Bx Trust Series 2025-LUNR Class E, CME Term SOFR 1 month Index + 3.95%, 7.909% 6/15/2040 (b)(c)(d)	88,768	89,145
BX Trust Series 2025-OMG Class F, CME Term SOFR 1 month Index + 3.6%, 7.559% 10/15/2042 (b)(c)(d)	325,000	325,130
BX Trust Series 2025-VLT7 Class D, CME Term SOFR 1 month Index + 3.25%, 7.209% 7/15/2044 (b)(c)(d)	358,000	358,783
BX Trust Series 2025-VOLT Class D, CME Term SOFR 1 month Index + 2.75%, 7% 12/15/2044 (b)(c)(d)	365,000	365,457
Cent Trust Series 2025-CITY Class A, 4.92% 7/10/2040 (b)(d)	3,509,000	3,570,859
Cent Trust Series 2025-CITY Class X, 0.2082% 7/10/2040 (d)	40,600,000	283,550
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (d)	1,816,172	1,482,466
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A2, 3.5853% 12/10/2054	228,740	226,686
CFCRE Commercial Mortgage Trust Series 2017-C8 Class A3, 3.3048% 6/15/2050	245,012	241,971
CGMS Commercial Mortgage Trust Series 2017-B1 Class A3, 3.197% 8/15/2050	285,478	280,789
Cip Commercial Mortgage Trust Series 2025-SBAY Class E, CME Term SOFR 1 month Index + 3.75%, 7.85% 10/15/2037 (b)(c)(d)	255,000	255,306
Citigroup Commercial Mortgage Trust Series 2016-C1 Class A4, 3.209% 5/10/2049	400,000	397,780
Citigroup Commercial Mortgage Trust Series 2020-420K Class D, 3.4222% 11/10/2042 (b)(d)	775,000	695,349
Citigroup Commercial Mortgage Trust Series 2020-420K Class E, 3.3118% 11/10/2042 (b)(d)	600,000	521,989
Citigroup Commercial Mortgage Trust Series 2020-GC46 Class AAB, 2.614% 2/15/2053	427,470	415,640
Citigroup Commercial Mortgage Trust Series 2023-PRM3 Class C, 6.5717% 7/10/2028 (b)(d)	732,000	752,494
Citigroup Commercial Mortgage Trust Series 2023-SMRT Class C, 6.0475% 10/12/2040 (b)(d)	150,000	152,268
Citigroup Commercial Mortgage Trust Series 2023-SMRT Class D, 5.8524% 10/12/2040 (b)(d)	530,000	531,253
Citigroup Commercial Mortgage Trust Series 2023-SMRT Class E, 6.0475% 10/12/2040 (b)(d)	561,000	554,015
COMM Mortgage Trust Series 2014-CR20 Class C, 4.4144% 11/10/2047 (b)	192,723	185,984
COMM Mortgage Trust Series 2015-DC1 Class B, 4.035% 2/10/2048 (b)	875,000	837,725
COMM Mortgage Trust Series 2015-DC1 Class C, 4.2893% 2/10/2048 (b)	688,000	610,531
COMM Mortgage Trust Series 2015-LC19 Class C, 4.064% 2/10/2048 (b)	212,488	202,011
COMM Mortgage Trust Series 2017-COR2 Class C, 4.7398% 9/10/2050 (b)	126,000	120,904
COMM Mortgage Trust Series 2025-180W Class F, 7.3635% 8/10/2042 (b)(d)	150,000	146,263
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	824,434	826,400
Cone Trust Series 2024-DFW1 Class E, CME Term SOFR 1 month Index + 3.8885%, 7.8474% 8/15/2041 (b)(c)(d)	897,000	895,322
CPT Mortgage Trust Series 2019-CPT Class E, 2.9968% 11/13/2039 (b)(d)	100,000	83,389
CSAIL Commercial Mortgage Trust Series 2017-C8 Class C, 4.2552% 6/15/2050 (b)	490,000	437,325
CSAIL Commercial Mortgage Trust Series 2017-CX10 Class ASB, 3.3269% 11/15/2050	189,674	188,602
CSAIL Commercial Mortgage Trust Series 2018-CX12 Class A3, 3.9585% 8/15/2051	280,000	278,735
CSMC Trust Series 2017-PFHP Class D, CME Term SOFR 1 month Index + 2.297%, 6.256% 12/15/2030 (b)(c)(d)	1,296,000	1,196,222
CSMC Trust Series 2019-UVIL Class E, 3.2833% 12/15/2041 (b)(d)	153,000	133,961
DBJPM Mortgage Trust Series 2020-C9 Class A5, 1.926% 8/15/2053	800,000	716,471
DBJPM Mortgage Trust Series 2020-C9 Class B, 2.567% 8/15/2053	388,000	330,474
DBUBS Mortgage Trust Series 2011-LC3A Class D, 5.3509% 8/10/2044 (b)(d)	604,210	582,887
DC Commercial Mortgage Trust Series 2023-DC Class C, 7.1405% 9/12/2040 (b)(d)	150,000	155,215
DTP Commercial Mortgage Trust Series 2023-STE2 Class A, 5.8433% 1/15/2041 (b)(d)	524,000	539,240
DTP Commercial Mortgage Trust Series 2023-STE2 Class D, 6.7308% 1/15/2041 (b)(d)	1,100,000	1,108,947
ELP Series 2025-ELP Class A, 4.6039% 11/13/2042 (d)	2,895,000	2,907,802
ELP Series 2025-ELP Class D, 5.4314% 11/13/2042 (b)(d)	160,000	160,896
ELP Series 2025-ELP Class E, 6.45% 11/13/2042 (b)(d)	190,000	191,035
EQT Trust Series 2024-EXTR Class B, 5.6546% 7/5/2041 (b)(d)	158,000	161,604
EQT Trust Series 2024-EXTR Class C, 6.0464% 7/5/2041 (b)(d)	133,000	136,227
EQT Trust Series 2024-EXTR Class D, 6.6819% 7/5/2041 (b)(d)	100,000	102,392
Extended Stay America Trust Series 2025-ESH Class B, CME Term SOFR 1 month Index + 1.6%, 5.559% 10/15/2042 (b)(c)(d)	1,535,000	1,537,875
Extended Stay America Trust Series 2025-ESH Class C, CME Term SOFR 1 month Index + 1.85%, 5.809% 10/15/2042 (b)(c)(d)	750,000	752,359
Extended Stay America Trust Series 2025-ESH Class E, CME Term SOFR 1 month Index + 3.35%, 7.309% 10/15/2042 (b)(c)(d)	378,000	383,621
Extended Stay America Trust Series 2025-ESH Class F, CME Term SOFR 1 month Index + 4.1%, 8.059% 10/15/2042 (b)(c)(d)	378,000	381,300
Fontainebleau Miami Beach Beach Mtg Tr Series 2024-FBLU Class F, CME Term SOFR 1 month Index + 4.25%, 8.209% 12/15/2039 (b)(c)(d)	274,000	274,855
Fontainebleau Miami Beach Beach Mtg Tr Series 2024-FBLU Class G, CME Term SOFR 1 month Index + 5.65%, 9.609% 12/15/2039 (b)(c)(d)	660,000	665,646
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K070 Class A2, 3.303% 11/25/2027	1,900,000	1,881,936
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K072 Class A2, 3.444% 12/25/2027	900,000	893,418
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K086 Class A2, 3.859% 11/25/2028	2,100,000	2,104,308
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K135 Class A2, 2.154% 10/25/2031	600,000	541,472
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K521 Class AS, U.S. 30-Day Avg. SOFR Index + 0.52%, 4.7219% 3/25/2029 (b)(c)	2,593,724	2,589,014
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K543 Class A2, 4.329% 6/25/2030 (b)	800,000	811,760
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K546 Class A2, 4.361% 5/25/2030 (b)	800,000	813,301
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K547 Class A2, 4.421% 5/25/2030	1,500,000	1,526,286
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K548 Class A2, 4.32% 9/25/2030 (b)	800,000	811,676
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K551 Class AS, 4.54% 10/25/2030	6,700,000	6,700,001
FS Commercial Mortgage Trust Series 2023-4SZN Class D, 9.0801% 11/10/2039 (b)(d)	500,000	513,032
GS Mortgage Securities Trust Series 2017-GS6 Class A2, 3.164% 5/10/2050	92,387	90,944
GS Mortgage Securities Trust Series 2018-GS10 Class A5, 4.155% 7/10/2051	800,000	790,684
GS Mortgage Securities Trust Series 2019-GC38 Class B, 4.309% 2/10/2052	269,000	259,346
GS Mortgage Securities Trust Series 2019-GC42 Class C, 3.6967% 9/10/2052 (b)	999,551	861,416
GS Mortgage Securities Trust Series 2020-GC45 Class SWB, 3.2185% 12/13/2039 (b)(d)	445,000	395,200
GS Mortgage Securities Trust Series 2020-GC45 Class SWD, 3.2185% 12/13/2039 (b)(d)	176,000	142,234
GS Mortgage Securities Trust Series 2023-SHIP Class E, 7.4336% 9/10/2038 (b)(d)	1,250,000	1,254,122
GS Mortgage Securities Trust Series 2024-RVR Class B, 5.538% 8/10/2041 (b)(d)	100,000	101,849
GS Mortgage Securities Trust Series 2024-RVR Class D, 6.6729% 8/10/2041 (b)(d)	352,000	358,078
GS Mortgage Securities Trust Series 2025-800D Class A, CME Term SOFR 1 month Index + 2.65%, 6.6126% 11/25/2041 (b)(c)(d)	497,000	497,950
GS Mortgage Securities Trust Series 2025-800D Class B, CME Term SOFR 1 month Index + 3.45%, 7.4126% 11/25/2041 (b)(c)(d)	180,000	180,077
GSAT Trust Series 2025-BMF Class F, CME Term SOFR 1 month Index + 4.15%, 8.109% 7/15/2040 (b)(c)(d)	533,000	532,786
HAVN Trust Series 2025-MOB Class A, CME Term SOFR 1 month Index + 1.7%, 5.659% 10/15/2035 (b)(c)(d)	930,000	930,291
Hilton USA Trust Series 2016-HHV Class E, 4.1935% 11/5/2038 (b)(d)	1,000,000	986,404
Hilton USA Trust Series 2016-HHV Class F, 4.1935% 11/5/2038 (b)(d)	2,000,000	1,955,294
Int Commercial Mortgage Trust Series 2025-PLAZA Class A, 4.8788% 11/5/2037 (b)(d)	2,544,000	2,564,870
Intown Mortgage Trust Series 2025-STAY Class E, CME Term SOFR 1 month Index + 3.85%, 7.809% 3/15/2042 (b)(c)(d)	176,000	176,220
Ip 2025-Ip Mtg Tr Series 2025-IP Class F, 7.7123% 6/10/2042 (b)(d)	431,000	438,576
JPMBB Commercial Mortgage Securities Trust Series 2014-C18 Class C, 4.5039% 2/15/2047 (b)	372,000	357,566
JPMBB Commercial Mortgage Securities Trust Series 2014-C26 Class D, 3.5653% 1/15/2048 (b)(d)	575,000	503,114
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class A2, 2.8822% 12/15/2049	179,822	178,130
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class ASB, 2.9941% 12/15/2049	140,216	139,390
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFX, 4.2475% 7/5/2033 (d)	476,000	452,211
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class CFX, 4.9498% 7/5/2033 (d)	103,000	70,052
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class DFX, 5.3503% 7/5/2033 (d)(j)	159,000	87,020
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class XAFX, 1.116% 7/5/2033 (b)(d)(m)	2,000,000	43,599
JPMorgan Chase Commercial Mortgage Securities Trust Series 2021-MHC Class E, CME Term SOFR 1 month Index + 2.8145%, 6.7735% 4/15/2038 (b)(c)(d)	600,000	600,000
JPMorgan Chase Commercial Mortgage Securities Trust Series 2021-MHC Class F, CME Term SOFR 1 month Index + 3.3145%, 7.2735% 4/15/2038 (b)(c)(d)	495,000	494,999
JPMorgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI Class D, 5.7972% 10/5/2039 (b)(d)	354,000	354,007
JPMorgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI Class E, 5.7972% 10/5/2039 (b)(d)	400,000	394,380
KNDR Trust Series 2021-KIND Class C, CME Term SOFR 1 month Index + 1.8645%, 5.83% 8/15/2038 (b)(c)(d)	99,185	98,082
KNDR Trust Series 2021-KIND Class D, CME Term SOFR 1 month Index + 2.4145%, 6.38% 8/15/2038 (b)(c)(d)	693,306	683,878
KNDR Trust Series 2021-KIND Class E, CME Term SOFR 1 month Index + 3.3645%, 7.33% 8/15/2038 (b)(c)(d)	372,937	368,225
KRE COML Mortgage Trust Series 2025-AIP4 Class E, CME Term SOFR 1 month Index + 3%, 6.959% 3/15/2042 (b)(c)(d)	276,000	274,638
LBA Trust Series 2024-7IND Class D, CME Term SOFR 1 month Index + 2.641%, 6.6% 10/15/2041 (b)(c)(d)	417,005	417,525
LBA Trust Series 2024-BOLT Class E, CME Term SOFR 1 month Index + 3.6881%, 7.6471% 6/15/2039 (b)(c)(d)	1,000,000	1,002,496
LBA Trust Series 2024-BOLT Class F, CME Term SOFR 1 month Index + 4.437%, 8.396% 6/15/2039 (b)(c)(d)	493,000	492,889
LCCM Mortgage Trust Series 2017-LC26 Class A3, 3.289% 7/12/2050 (d)	1,206,374	1,187,484
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 5.2542% 5/15/2039 (b)(c)(d)	2,726,000	2,627,686
Life Financial Services Trust Series 2022-BMR2 Class B, CME Term SOFR 1 month Index + 1.7939%, 5.7529% 5/15/2039 (b)(c)(d)	1,630,000	1,464,013
Life Financial Services Trust Series 2022-BMR2 Class C, CME Term SOFR 1 month Index + 2.0931%, 6.0521% 5/15/2039 (b)(c)(d)	913,000	817,756
Life Financial Services Trust Series 2022-BMR2 Class D, CME Term SOFR 1 month Index + 2.5419%, 6.5009% 5/15/2039 (b)(c)(d)(j)	812,000	626,490
LIFE Mortgage Trust Series 2021-BMR Class C, CME Term SOFR 1 month Index + 1.2145%, 5.1735% 3/15/2038 (b)(c)(d)	22,642	22,531
LIFE Mortgage Trust Series 2021-BMR Class D, CME Term SOFR 1 month Index + 1.5145%, 5.4735% 3/15/2038 (b)(c)(d)	206,500	204,845
LIFE Mortgage Trust Series 2021-BMR Class E, CME Term SOFR 1 month Index + 1.8645%, 5.8235% 3/15/2038 (b)(c)(d)	180,600	178,811
LV Trust Series 2024-SHOW Class C, 6.0739% 10/10/2041 (b)(d)	128,000	129,757
MCR Mortgage Trust Series 2024-TWA Class F, 10.382% 6/12/2039 (d)	200,000	204,667
MHC Commercial Mortgage Trust Series 2021-MHC Class A, CME Term SOFR 1 month Index + 0.9154%, 4.8744% 4/15/2038 (b)(c)(d)	135,732	135,690
MHC Commercial Mortgage Trust Series 2021-MHC Class F, CME Term SOFR 1 month Index + 2.7154%, 6.6744% 4/15/2038 (b)(c)(d)	1,720,000	1,722,142
MHC Commercial Mortgage Trust Series 2021-MHC Class G, CME Term SOFR 1 month Index + 3.3154%, 7.2744% 4/15/2038 (b)(c)(d)	1,280,000	1,281,593
MHC Trust Series 2021-MHC2 Class F, CME Term SOFR 1 month Index + 2.5145%, 6.4735% 5/15/2038 (b)(c)(d)	874,400	874,399
MHP Commercial Mortgage Trust Series 2021-STOR Class A, CME Term SOFR 1 month Index + 0.8145%, 4.7735% 7/15/2038 (b)(c)(d)	200,000	199,564
MHP Commercial Mortgage Trust Series 2021-STOR Class F, CME Term SOFR 1 month Index + 2.3145%, 6.2735% 7/15/2038 (b)(c)(d)	800,000	797,013
MHP Commercial Mortgage Trust Series 2021-STOR Class G, CME Term SOFR 1 month Index + 2.8645%, 6.8235% 7/15/2038 (b)(c)(d)	1,500,000	1,493,933
MHP Commercial Mortgage Trust Series 2022-MHIL Class E, CME Term SOFR 1 month Index + 2.6106%, 6.5696% 1/15/2039 (b)(c)(d)	873,600	872,515
MHP Commercial Mortgage Trust Series 2022-MHIL Class F, CME Term SOFR 1 month Index + 3.2592%, 7.2182% 1/15/2039 (b)(c)(d)	1,069,600	1,068,271
MHP Commercial Mortgage Trust Series 2022-MHIL Class G, CME Term SOFR 1 month Index + 3.9575%, 7.9165% 1/15/2027 (b)(c)(d)	979,200	979,139
MHP Series 2025-MHIL2 Class A, CME Term SOFR 1 month Index + 1.5%, 5.459% 9/15/2040 (b)(c)(d)	2,100,000	2,096,347
MHP Series 2025-MHIL2 Class D, CME Term SOFR 1 month Index + 2.65%, 6.609% 9/15/2040 (b)(c)(d)	357,000	356,093
MHP Series 2025-MHIL2 Class E, CME Term SOFR 1 month Index + 3.5%, 7.459% 9/15/2040 (b)(c)(d)	495,000	493,563
Morgan Stanley Bank Amer Trust Series 2025-C35 Class C, 6.349% 8/15/2058	178,000	185,545
Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34 Class ASB, 3.354% 11/15/2052	457,131	453,310
Morgan Stanley Capital I Trust Series 2015-MS1 Class C, 4.1503% 5/15/2048 (b)	561,000	509,669
Morgan Stanley Capital I Trust Series 2016-UB11 Class A4, 2.782% 8/15/2049	1,000,000	988,467
Morgan Stanley Capital I Trust Series 2017-H1 Class A4, 3.259% 6/15/2050	500,000	494,308
Morgan Stanley Capital I Trust Series 2017-H1 Class B, 4.075% 6/15/2050	515,000	501,438
Morgan Stanley Capital I Trust Series 2017-H1 Class C, 4.281% 6/15/2050	442,000	416,786
Morgan Stanley Capital I Trust Series 2017-HR2 Class D, 2.73% 12/15/2050	471,000	425,243
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051	5,485,000	5,455,561
Morgan Stanley Capital I Trust Series 2019-L2 Class A3, 3.806% 3/15/2052	359,438	351,749
Morgan Stanley Capital I Trust Series 2024-BPR2 Class A, 7.291% 5/5/2029 (d)	925,856	978,112
Morgan Stanley Capital I Trust Series 2024-BPR2 Class X, 0.8635% 5/5/2029 (b)(d)(m)	7,836,126	211,216
Morgan Stanley Capital I Trust Series 2024-NSTB Class B, 3.9% 9/24/2057 (b)(d)	140,000	134,815
Morgan Stanley Capital I Trust Series 2024-NSTB Class C, 4.1459% 9/24/2057 (b)(d)	152,000	145,782
Msbam Series 2025-5C2 Class C, 5.743% 11/15/2058 (b)	400,000	399,991
MSWF Commercial Mortgage Trust Series 2023-2 Class C, 7.0183% 12/15/2056 (b)	647,000	689,617
NCMF Trust Series 2025-MFS Class F, 8.437% 6/10/2033 (b)(d)	356,000	363,145
NXPT Commercial Mortgage Trust Series 2024-STOR Class E, 6.7033% 11/5/2041 (b)(d)	1,134,000	1,148,700
OPEN Trust Series 2023-AIR Class B, CME Term SOFR 1 month Index + 3.838%, 7.797% 11/15/2040 (b)(c)(d)	2,356,972	2,358,437
Prima Capital CRE Securitization Ltd Series 2019-7A Class D, 4.25% 12/25/2050 (d)	295,000	280,769
Prima Capital CRE Securitization Ltd Series 2020-8A Class C, 3% 12/26/2070 (d)	840,000	717,612
PRM Trust Series 2025-PRM6 Class E, 6.5831% 7/5/2033 (b)(d)	192,000	192,195
PRM Trust Series 2025-PRM6 Class F, 7.0585% 7/5/2033 (b)(d)	432,000	431,177
PRM5 Trust Series 2025-PRM5 Class D, 5.812% 3/10/2033 (b)(d)	164,000	163,882
PRM5 Trust Series 2025-PRM5 Class E, 6.8678% 3/10/2033 (b)(d)	600,000	602,319
ROCK Trust Series 2024-CNTR Class E, 8.8191% 11/13/2041 (d)	737,000	777,974
SCG Trust Series 2025-FLWR Class A, CME Term SOFR 1 month Index + 1.25%, 5.209% 8/15/2042 (b)(c)(d)	1,200,000	1,200,749
SCG Trust Series 2025-FLWR Class E, CME Term SOFR 1 month Index + 2.75%, 6.709% 8/15/2042 (b)(c)(d)	660,000	659,793
SCG Trust Series 2025-SNIP Class D, 6.559% 9/15/2042 (b)(d)	530,000	531,656
SCG Trust Series 2025-SNIP Class E, 7.359% 9/15/2042 (b)(d)	662,000	665,577
SELF Commercial Mortgage Trust Series 2024-STRG Class E, CME Term SOFR 1 month Index + 4.1885%, 8.1475% 11/15/2034 (b)(c)(d)	239,000	239,298
SELF Commercial Mortgage Trust Series 2024-STRG Class F, CME Term SOFR 1 month Index + 5.187%, 9.146% 11/15/2034 (b)(c)(d)	199,000	198,550
SHR Trust Series 2024-LXRY Class D, CME Term SOFR 1 month Index + 3.6%, 7.559% 10/15/2041 (b)(c)(d)	460,000	460,288
SHR Trust Series 2024-LXRY Class E, CME Term SOFR 1 month Index + 4.45%, 8.409% 10/15/2041 (b)(c)(d)	100,000	100,734
SMRT Trust Series 2022-MINI Class E, CME Term SOFR 1 month Index + 2.7%, 6.659% 1/15/2039 (b)(c)(d)	800,000	794,525
SMRT Trust Series 2022-MINI Class F, CME Term SOFR 1 month Index + 3.35%, 7.309% 1/15/2039 (b)(c)(d)	250,000	247,508
SPGN Mortgage Trust Series 2022-TFLM Class B, CME Term SOFR 1 month Index + 2%, 5.959% 2/15/2039 (b)(c)(d)	457,000	456,916
SPGN Mortgage Trust Series 2022-TFLM Class C, CME Term SOFR 1 month Index + 2.65%, 6.609% 2/15/2039 (b)(c)(d)	237,000	237,476
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 4.8042% 11/15/2038 (b)(c)(d)	11,643,959	11,633,080
SREIT Trust Series 2021-MFP Class B, CME Term SOFR 1 month Index + 1.1943%, 5.1532% 11/15/2038 (b)(c)(d)	4,163,170	4,159,280
SREIT Trust Series 2021-MFP Class C, CME Term SOFR 1 month Index + 1.4435%, 5.4024% 11/15/2038 (b)(c)(d)	507,499	507,025
SREIT Trust Series 2021-MFP Class D, CME Term SOFR 1 month Index + 1.6927%, 5.6516% 11/15/2038 (b)(c)(d)	333,859	333,547
SREIT Trust Series 2021-MFP Class G, CME Term SOFR 1 month Index + 3.0883%, 7.0472% 11/15/2038 (b)(c)(d)	1,048,552	1,047,273
SREIT Trust Series 2021-PALM Class G, CME Term SOFR 1 month Index + 3.7306%, 7.6896% 10/15/2034 (b)(c)(d)	482,000	481,577
STWD Trust Series 2021-LIH Class E, CME Term SOFR 1 month Index + 3.0175%, 6.976% 11/15/2036 (b)(c)(d)	255,000	254,682
STWD Trust Series 2021-LIH Class F, CME Term SOFR 1 month Index + 3.6655%, 7.624% 11/15/2036 (b)(c)(d)	1,230,000	1,227,705
SWCH Commercial Mortgage Trust Series 2025-DATA Class D, CME Term SOFR 1 month Index + 2.6412%, 6.6002% 2/15/2042 (b)(c)(d)	385,000	381,992
SWCH Commercial Mortgage Trust Series 2025-DATA Class F, CME Term SOFR 1 month Index + 4.2389%, 8.1979% 2/15/2042 (b)(c)(d)	1,283,000	1,262,208
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 5.2019% 12/15/2039 (b)(c)(d)	4,410,000	4,409,998
TCO Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 5.5514% 12/15/2039 (b)(c)(d)	1,074,000	1,073,999
TCO Commercial Mortgage Trust Series 2024-DPM Class C, CME Term SOFR 1 month Index + 1.9919%, 5.9508% 12/15/2039 (b)(c)(d)	2,027,000	2,029,530
TCO Commercial Mortgage Trust Series 2024-DPM Class D, CME Term SOFR 1 month Index + 2.7408%, 6.6998% 12/15/2039 (b)(c)(d)	590,000	590,736
UBS Commercial Mortgage Trust Series 2017-C7 Class ASB, 3.586% 12/15/2050	841,347	837,775
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 0.9698% 12/15/2050 (b)(m)	1,085,533	17,786
VDCM Commercial Mortgage Trust Series 2025-AZ Class C, 5.8383% 7/13/2044 (b)(d)	290,000	295,938
VDCM Commercial Mortgage Trust Series 2025-AZ Class D, 6.2261% 7/13/2044 (b)(d)	195,000	199,338
VDCM Commercial Mortgage Trust Series 2025-AZ Class E, 7.6756% 7/13/2044 (b)(d)	145,000	146,790
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (d)	1,382,000	1,189,136
VLS Commercial Mortgage Trust Series 2020-LAB Class B, 2.453% 10/10/2042 (d)	1,276,000	1,048,380
VTR Commercial Mortgage Trust Series 2025-STEM Class C, 6.0567% 10/13/2039 (b)(d)	110,000	110,827
VTR Commercial Mortgage Trust Series 2025-STEM Class D, 6.7089% 10/13/2039 (b)(d)	320,000	322,371
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class B, 2.967% 8/15/2049	455,000	394,261
Wells Fargo Commercial Mortgage Trust Series 2016-C35 Class A4FL, CME Term SOFR 1 month Index + 1.1645%, 5.127% 7/15/2048 (b)(c)(d)	2,800,000	2,800,990
Wells Fargo Commercial Mortgage Trust Series 2016-C37 Class A4, 3.525% 12/15/2049	751,440	745,390
Wells Fargo Commercial Mortgage Trust Series 2016-NXS6 Class C, 4.342% 11/15/2049 (b)	621,000	598,903
Wells Fargo Commercial Mortgage Trust Series 2017-C38 Class ASB, 3.261% 7/15/2050	159,046	158,326
Wells Fargo Commercial Mortgage Trust Series 2017-C42 Class ASB, 3.488% 12/15/2050	218,612	217,516
Wells Fargo Commercial Mortgage Trust Series 2017-C42 Class XA, 0.8332% 12/15/2050 (b)(m)	2,950,420	42,072
Wells Fargo Commercial Mortgage Trust Series 2018-C46 Class XA, 0.9006% 8/15/2051 (b)(m)	2,185,201	35,379
Wells Fargo Commercial Mortgage Trust Series 2020-C55 Class ASB, 2.651% 2/15/2053	350,573	341,449
Wells Fargo Commercial Mortgage Trust Series 2021-FCMT Class A, CME Term SOFR 1 month Index + 1.3145%, 5.2735% 5/15/2031 (b)(c)(d)	953,000	951,132
Wells Fargo Commercial Mortgage Trust Series 2021-SAVE Class D, CME Term SOFR 1 month Index + 2.7145%, 6.6735% 2/15/2040 (b)(c)(d)	460,800	460,165
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI Class E, 7.5743% 7/15/2035 (b)(d)	415,000	420,340
Wells Fargo Commercial Mortgage Trust Series 2024-5C2 Class C, 6.3331% 11/15/2057 (b)	416,000	428,403
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A11, CME Term SOFR 1 month Index + 1.9907%, 6.0229% 8/15/2041 (b)(c)(d)	608,676	606,201
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A12, CME Term SOFR 1 month Index + 1.6912%, 5.7233% 8/15/2041 (b)(c)(d)	821,440	821,468
Wells Fargo Commercial Mortgage Trust Series 2025-C65 Class C, 6.014% 10/15/2058 (b)	325,000	326,727
Wells Fargo Commerical Mortgage Trust Series 2025-VTT Class A, 5.1004% 3/15/2038 (b)(d)	3,206,000	3,222,896
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class C, 4.0102% 3/15/2045 (b)	170,000	163,985
WFCM Series 2025-B33RP Class E, CME Term SOFR 1 month Index + 3.5%, 7.459% 8/15/2042 (b)(c)(d)	660,000	659,456
WHARF Series 2025-DC Class E, 7.9816% 7/15/2040 (b)(d)	237,000	243,609
TOTAL UNITED STATES		346,914,936
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $345,061,935)		347,207,321

Common Stocks - 0.0%
	Shares	Value ($)
FRANCE - 0.0%
Communication Services - 0.0%
Media - 0.0%
Altice France Holding SA (j)	30,465	461,318
Altice France Holding SA rights (d)(j)(o)	802	9,241

TOTAL COMMON STOCKS (Cost $545,693)		470,559

Convertible Corporate Bonds - 0.1%
	Principal Amount (a)	Value ($)
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 2.75% 12/15/2030 (d)	380,000	365,530
UNITED STATES - 0.1%
Communication Services - 0.1%
Media - 0.1%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind (b)	1,401,813	3,306,984
Financials - 0.0%
Financial Services - 0.0%
Redfin Corp 0.5% 4/1/2027	1,423,000	1,327,659
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
MKS Inc 1.25% 6/1/2030	307,000	386,418
ON Semiconductor Corp 0% 5/1/2027 (p)	392,000	450,733
Wolfspeed Inc 2.5% 6/15/2031	164,000	277,878
Wolfspeed Inc 2.5% 6/15/2031 (d)	37,000	62,691
		1,177,720
Software - 0.0%
Riot Platforms Inc 0.75% 1/15/2030 (d)	541,000	718,180
Terawulf Inc 0% 5/1/2032 (d)(p)	294,000	298,655
		1,016,835
TOTAL INFORMATION TECHNOLOGY		2,194,555

Utilities - 0.0%
Electric Utilities - 0.0%
PG&E Corp 4.25% 12/1/2027	577,000	591,713
TOTAL UNITED STATES		7,420,911
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $5,465,654)		7,786,441

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Acrisure Holdings Inc Series A-2 (j) (Cost $681,295)	28,293	757,121

Fixed-Income Funds - 4.9%
	Shares	Value ($)
Fidelity Floating Rate Central Fund (q) (Cost $382,083,579)	3,915,039	374,121,110

Foreign Government and Government Agency Obligations - 1.0%
		Principal Amount (a)	Value ($)
ANGOLA - 0.0%
Angola Republic 8.25% 5/9/2028 (d)		330,000	328,453
Angola Republic 8.75% 4/14/2032 (d)		200,000	191,000
Angola Republic 9.244% 1/15/2031 (d)		200,000	197,500
Angola Republic 9.375% 5/8/2048 (d)		270,000	234,900
Angola Republic 9.875% 10/15/2035 (d)		200,000	195,000
TOTAL ANGOLA			1,146,853
ARGENTINA - 0.2%
Argentine Republic 0.75% 7/9/2030 (n)		3,280,008	2,712,567
Argentine Republic 1% 7/9/2029		412,196	359,435
Argentine Republic 3.5% 7/9/2041 (n)		460,000	306,589
Argentine Republic 4.125% 7/9/2035 (n)		3,724,989	2,648,933
Argentine Republic 5% 1/9/2038 (n)		825,000	615,450
TOTAL ARGENTINA			6,642,974
ARMENIA - 0.0%
Republic of Armenia 3.6% 2/2/2031 (d)		230,000	208,725
Republic of Armenia 6.75% 3/12/2035 (d)		320,000	331,440
TOTAL ARMENIA			540,165
AUSTRALIA - 0.0%
Australian Commonwealth 1.75% 11/21/2032 (r)	AUD	160,000	88,958
BAHAMAS (NASSAU) - 0.0%
Bahamas Government International Bond 8.25% 6/24/2036 (d)		255,000	276,293
BAHRAIN - 0.0%
Bahrain Kingdom 5.625% 5/18/2034 (d)		190,000	182,221
Bahrain Kingdom 7.5% 2/12/2036 (d)		100,000	108,375
TOTAL BAHRAIN			290,596
BENIN - 0.0%
Republic of Benin 7.96% 2/13/2038 (d)		250,000	254,028
Republic of Benin 8.375% 1/23/2041 (d)		100,000	103,500
TOTAL BENIN			357,528
BERMUDA - 0.0%
Bermuda 3.375% 8/20/2050 (d)		140,000	98,559
Bermuda 3.717% 1/25/2027 (d)		300,000	297,938
Bermuda 4.75% 2/15/2029 (d)		280,000	281,837
Bermuda 5% 7/15/2032 (d)		140,000	142,363
TOTAL BERMUDA			820,697
BRAZIL - 0.0%
Brazil Notas do Tesouro Nacional Serie B 3.875% 6/12/2030		345,000	330,165
Brazil Notas do Tesouro Nacional Serie B 5.625% 2/21/2047		115,000	98,383
Brazil Notas do Tesouro Nacional Serie B 6% 10/20/2033		200,000	203,600
Brazil Notas do Tesouro Nacional Serie B 6.625% 3/15/2035		200,000	206,800
Brazil Notas do Tesouro Nacional Serie B 7.125% 1/20/2037		340,000	375,020
Brazil Notas do Tesouro Nacional Serie B 8.25% 1/20/2034		605,000	707,245
TOTAL BRAZIL			1,921,213
CANADA - 0.0%
Canadian Government 1.5% 12/1/2031	CAD	220,000	145,705
Canadian Government 2% 6/1/2032	CAD	1,535,000	1,039,265
Canadian Government 2.75% 6/1/2033	CAD	400,000	281,463
TOTAL CANADA			1,466,433
CHILE - 0.0%
Chilean Republic 2.45% 1/31/2031		805,000	735,368
Chilean Republic 2.75% 1/31/2027		200,000	196,800
Chilean Republic 3.1% 1/22/2061		575,000	368,575
Chilean Republic 4.34% 3/7/2042		200,000	180,500
Chilean Republic 5.33% 1/5/2054		240,000	237,360
TOTAL CHILE			1,718,603
COLOMBIA - 0.1%
Colombian Republic 3% 1/30/2030		440,000	396,660
Colombian Republic 3.125% 4/15/2031		240,000	208,260
Colombian Republic 3.25% 4/22/2032		200,000	169,600
Colombian Republic 4.125% 5/15/2051		200,000	125,800
Colombian Republic 5% 6/15/2045		750,000	557,250
Colombian Republic 5.2% 5/15/2049		365,000	271,013
Colombian Republic 7.375% 4/25/2030		200,000	211,700
Colombian Republic 7.375% 9/18/2037		100,000	102,700
Colombian Republic 8% 11/14/2035		855,000	921,690
Colombian Republic 8% 4/20/2033		130,000	141,440
Colombian Republic 8.5% 4/25/2035		200,000	224,650
Colombian Republic 8.75% 11/14/2053		200,000	223,600
TOTAL COLOMBIA			3,554,363
COSTA RICA - 0.0%
Costa Rica Government International Bond 5.625% 4/30/2043 (d)		90,000	85,140
Costa Rica Government International Bond 6.125% 2/19/2031 (d)		80,000	83,520
Costa Rica Government International Bond 6.55% 4/3/2034 (d)		65,000	69,924
Costa Rica Government International Bond 7.3% 11/13/2054 (d)		200,000	221,850
TOTAL COSTA RICA			460,434
COTE D'IVOIRE - 0.0%
Ivory Coast Government Bond 6.125% 6/15/2033 (d)		560,000	540,820
Ivory Coast Government Bond 8.075% 4/1/2036 (d)		200,000	207,642
Ivory Coast Government Bond 8.25% 1/30/2037 (d)		145,000	151,327
TOTAL COTE D'IVOIRE			899,789
DOMINICAN REPUBLIC - 0.2%
Dominican Republic Bond 4.5% 1/30/2030 (d)		1,400,000	1,360,975
Dominican Republic Bond 4.875% 9/23/2032 (d)		705,000	672,106
Dominican Republic Bond 5.95% 1/25/2027 (d)		3,260,000	3,291,619
Dominican Republic Bond 6% 7/19/2028 (d)		715,000	732,160
Dominican Republic Bond 6.5% 2/15/2048 (d)		150,000	149,138
Dominican Republic Bond 6.6% 6/1/2036 (d)		135,000	141,345
Dominican Republic Bond 6.85% 1/27/2045 (d)		135,000	139,185
Dominican Republic Bond 7.05% 2/3/2031 (d)		150,000	160,575
Dominican Republic Bond 7.15% 2/24/2055 (d)		210,000	224,044
Dominican Republic Bond 7.45% 4/30/2044 (d)		235,000	257,854
TOTAL DOMINICAN REPUBLIC			7,129,001
ECUADOR - 0.0%
Ecuador Government International Bond 6.9% 7/31/2030 (d)(n)		526,601	512,119
Ecuador Government International Bond 6.9% 7/31/2035 (d)(n)		655,000	559,370
TOTAL ECUADOR			1,071,489
EGYPT - 0.0%
Arab Republic of Egypt 7.5% 1/31/2027 (d)		370,000	379,135
Arab Republic of Egypt 7.5% 2/16/2061 (d)		495,000	409,831
Arab Republic of Egypt 7.6003% 3/1/2029 (d)		245,000	257,103
Arab Republic of Egypt 7.625% 5/29/2032 (d)		135,000	138,105
Arab Republic of Egypt 7.903% 2/21/2048 (d)		200,000	175,876
Arab Republic of Egypt 8.5% 1/31/2047 (d)		360,000	336,150
Arab Republic of Egypt 8.7002% 3/1/2049 (d)		200,000	189,376
TOTAL EGYPT			1,885,576
EL SALVADOR - 0.0%
El Salvador Republic 0.25% 4/17/2030 (d)		150,000	3,450
El Salvador Republic 7.1246% 1/20/2050 (d)		150,000	134,775
El Salvador Republic 7.65% 6/15/2035 (d)		80,000	82,259
El Salvador Republic 9.25% 4/17/2030 (d)		205,000	220,273
El Salvador Republic 9.65% 11/21/2054 (d)		150,000	169,226
TOTAL EL SALVADOR			609,983
GABON - 0.0%
Gabonese Republic 6.625% 2/6/2031 (d)		200,000	150,500
Gabonese Republic 7% 11/24/2031 (d)		260,000	194,415
TOTAL GABON			344,915
GEORGIA - 0.0%
Georgia Republic 2.75% 4/22/2026 (d)		230,000	226,405
GHANA - 0.0%
Ghana Republic 0% 1/3/2030 (d)(p)		9,033	7,859
Ghana Republic 0% 7/3/2026 (d)(p)		6,400	6,240
Ghana Republic 5% 7/3/2029 (d)(n)		131,800	128,835
Ghana Republic 5% 7/3/2035 (d)(n)		144,200	127,527
TOTAL GHANA			270,461
GUATEMALA - 0.0%
Guatemala Government Bond 6.125% 6/1/2050 (d)		230,000	223,192
Guatemala Government Bond 6.25% 8/15/2036 (d)		255,000	265,264
Guatemala Government Bond 6.6% 6/13/2036 (d)		230,000	245,928
Guatemala Government Bond 6.875% 8/15/2055 (d)		200,000	212,700
TOTAL GUATEMALA			947,084
HUNGARY - 0.0%
Hungary Government 3.125% 9/21/2051 (d)		405,000	250,898
Hungary Government 5.25% 6/16/2029 (d)		200,000	203,379
Hungary Government 5.5% 6/16/2034 (d)		280,000	283,242
Hungary Government 6.25% 9/22/2032 (d)		140,000	149,450
Hungary Government 6.75% 9/25/2052 (d)		100,000	107,700
TOTAL HUNGARY			994,669
INDONESIA - 0.0%
Indonesia Government 3.2% 9/23/2061		200,000	130,549
Indonesia Government 3.85% 10/15/2030		125,000	122,851
Indonesia Government 4.2% 10/15/2050		2,100,000	1,743,000
Indonesia Government 4.35% 1/11/2048		200,000	173,650
Indonesia Government 5.125% 1/15/2045 (d)		500,000	496,405
Indonesia Government 5.25% 1/17/2042 (d)		200,000	201,875
Indonesia Government 5.95% 1/8/2046 (d)		200,000	214,563
Indonesia Government 6.75% 1/15/2044 (d)		260,000	302,120
Indonesia Government 7.75% 1/17/2038 (d)		455,000	567,044
Indonesia Government 8.5% 10/12/2035 (d)		670,000	857,600
TOTAL INDONESIA			4,809,657
ISRAEL - 0.0%
Israel Government 3.375% 1/15/2050		270,000	184,411
Israel Government 5.75% 3/12/2054		200,000	195,082
TOTAL ISRAEL			379,493
JAPAN - 0.0%
Japan Government 0.1% 9/20/2028	JPY	203,400,000	1,267,928
Japan Government Treasury Bills 0% 3/2/2026 (p)	JPY	180,000,000	1,150,882
TOTAL JAPAN			2,418,810
JORDAN - 0.0%
Jordan Government 7.375% 10/10/2047 (d)		115,000	114,799
Jordan Government 7.75% 1/15/2028 (d)		230,000	239,632
TOTAL JORDAN			354,431
KENYA - 0.0%
Republic of Kenya Government Bond 6.3% 1/23/2034 (d)		105,000	91,448
Republic of Kenya Government Bond 9.75% 2/16/2031 (d)		260,000	277,225
TOTAL KENYA			368,673
LEBANON - 0.0%
Lebanon Republic 5.8% (i)(r)		290,000	63,655
Lebanon Republic 6.375% (i)(r)		180,000	39,509
TOTAL LEBANON			103,164
MEXICO - 0.1%
United Mexican States 2.659% 5/24/2031		160,000	142,719
United Mexican States 3.25% 4/16/2030		300,000	283,800
United Mexican States 3.5% 2/12/2034		260,000	225,550
United Mexican States 3.75% 1/11/2028		300,000	297,000
United Mexican States 3.75% 4/19/2071		360,000	216,180
United Mexican States 4.875% 5/19/2033		200,000	193,100
United Mexican States 5.75% 10/12/2110		410,000	351,780
United Mexican States 6% 5/7/2036		340,000	347,544
United Mexican States 6.05% 1/11/2040		455,000	455,683
United Mexican States 6.338% 5/4/2053		200,000	193,860
United Mexican States 6.35% 2/9/2035		300,000	316,080
United Mexican States 6.875% 5/13/2037		200,000	215,500
United Mexican States 7.375% 5/13/2055		350,000	383,600
TOTAL MEXICO			3,622,396
MONGOLIA - 0.0%
Mongolia Government 6.625% 2/25/2030 (d)		245,000	251,738
MONTENEGRO - 0.0%
Republic of Montenegro 7.25% 3/12/2031 (d)		550,000	589,562
MOROCCO - 0.0%
Moroccan Kingdom 6.5% 9/8/2033 (d)		230,000	249,320
MULTI-NATIONAL - 0.1%
European Union 3.375% 12/12/2035 (r)	EUR	1,815,000	2,159,133
European Union 3.75% 10/12/2045 (r)	EUR	670,000	774,536
European Union 4% 4/4/2044 (r)	EUR	345,000	415,983
TOTAL MULTI-NATIONAL			3,349,652
NIGERIA - 0.0%
Republic of Nigeria 6.125% 9/28/2028 (d)		590,000	584,427
Republic of Nigeria 6.5% 11/28/2027 (d)		205,000	206,281
Republic of Nigeria 7.143% 2/23/2030 (d)		200,000	202,290
Republic of Nigeria 7.696% 2/23/2038 (d)		200,000	195,750
Republic of Nigeria 7.875% 2/16/2032 (d)		200,000	204,750
Republic of Nigeria 9.1297% 1/13/2046 (d)		85,000	90,143
TOTAL NIGERIA			1,483,641
OMAN - 0.0%
Oman Sultanate 5.625% 1/17/2028 (d)		125,000	127,750
Oman Sultanate 6% 8/1/2029 (d)		490,000	512,496
Oman Sultanate 6.25% 1/25/2031 (d)		270,000	289,283
Oman Sultanate 6.5% 3/8/2047 (d)		280,000	304,605
Oman Sultanate 6.75% 1/17/2048 (d)		255,000	283,211
TOTAL OMAN			1,517,345
PAKISTAN - 0.0%
Islamic Republic of Pakistan 6% 4/8/2026 (d)		360,000	358,200
Islamic Republic of Pakistan 6.875% 12/5/2027 (d)		105,000	105,084
Islamic Republic of Pakistan 7.375% 4/8/2031 (d)		470,000	461,540
TOTAL PAKISTAN			924,824
PANAMA - 0.0%
Panamanian Republic 3.298% 1/19/2033		165,000	143,303
Panamanian Republic 3.87% 7/23/2060		255,000	167,790
Panamanian Republic 4.5% 4/16/2050		420,000	319,305
Panamanian Republic 7.875% 3/1/2057		250,000	289,523
Panamanian Republic 8% 3/1/2038		200,000	230,177
TOTAL PANAMA			1,150,098
PARAGUAY - 0.0%
Republic of Paraguay 2.739% 1/29/2033 (d)		125,000	110,250
Republic of Paraguay 4.95% 4/28/2031 (d)		265,000	267,120
Republic of Paraguay 5.4% 3/30/2050 (d)		150,000	138,600
Republic of Paraguay 6.65% 3/4/2055 (d)		200,000	214,562
TOTAL PARAGUAY			730,532
PERU - 0.0%
Peruvian Republic 2.783% 1/23/2031		330,000	306,240
Peruvian Republic 3% 1/15/2034		190,000	165,775
Peruvian Republic 3.3% 3/11/2041		205,000	160,105
TOTAL PERU			632,120
PHILIPPINES - 0.0%
Philippine Republic 2.65% 12/10/2045		200,000	134,500
Philippine Republic 5.5% 1/17/2048		125,000	126,719
Philippine Republic 5.6% 5/14/2049		240,000	245,100
Philippine Republic 5.609% 4/13/2033		240,000	255,600
Philippine Republic 5.95% 10/13/2047		250,000	266,719
TOTAL PHILIPPINES			1,028,638
POLAND - 0.0%
Bank Gospodarstwa Krajowego 5.375% 5/22/2033 (d)		75,000	77,837
Bank Gospodarstwa Krajowego 6.25% 10/31/2028 (d)		85,000	90,304
Bank Gospodarstwa Krajowego 6.25% 7/9/2054 (d)		355,000	375,011
Republic of Poland 5.5% 3/18/2054		115,000	112,038
Republic of Poland 5.5% 4/4/2053		145,000	140,646
Republic of Poland 5.75% 11/16/2032		175,000	188,318
TOTAL POLAND			984,154
QATAR - 0.0%
State of Qatar 4.4% 4/16/2050 (d)		455,000	411,739
State of Qatar 4.625% 6/2/2046 (d)		480,000	452,657
State of Qatar 4.817% 3/14/2049 (d)		370,000	357,069
State of Qatar 5.103% 4/23/2048 (d)		555,000	557,073
State of Qatar 9.75% 6/15/2030 (d)		135,000	167,653
TOTAL QATAR			1,946,191
ROMANIA - 0.0%
Romanian Republic 2.124% 7/16/2031 (r)	EUR	100,000	101,741
Romanian Republic 3% 2/27/2027 (d)		105,000	103,005
Romanian Republic 3.625% 3/27/2032 (d)		200,000	181,562
Romanian Republic 4% 2/14/2051 (d)		221,000	151,303
Romanian Republic 5.75% 9/16/2030 (d)		208,000	213,209
Romanian Republic 5.875% 7/11/2032 (r)	EUR	400,000	486,911
Romanian Republic 6% 5/25/2034 (d)		150,000	151,059
Romanian Republic 6.375% 9/18/2033 (r)	EUR	300,000	373,447
Romanian Republic 6.625% 2/17/2028 (d)		90,000	93,671
Romanian Republic 7.125% 1/17/2033 (d)		105,000	113,729
Romanian Republic 7.5% 2/10/2037 (d)		314,000	344,370
TOTAL ROMANIA			2,314,007
RWANDA - 0.0%
Rwanda Republic 5.5% 8/9/2031 (d)		275,000	251,540
SAUDI ARABIA - 0.1%
Kingdom of Saudi Arabia 2.25% 2/2/2033 (d)		305,000	262,587
Kingdom of Saudi Arabia 3.25% 10/22/2030 (d)		595,000	568,647
Kingdom of Saudi Arabia 3.45% 2/2/2061 (d)		450,000	297,846
Kingdom of Saudi Arabia 3.75% 1/21/2055 (d)		315,000	229,793
Kingdom of Saudi Arabia 4.5% 10/26/2046 (d)		410,000	357,241
Kingdom of Saudi Arabia 4.5% 4/22/2060 (d)		590,000	487,334
Kingdom of Saudi Arabia 4.625% 10/4/2047 (d)		300,000	264,354
TOTAL SAUDI ARABIA			2,467,802
SENEGAL - 0.0%
Republic of Senegal 6.25% 5/23/2033 (d)		190,000	115,899
SERBIA - 0.0%
Republic of Serbia 2.125% 12/1/2030 (d)		365,000	318,463
Republic of Serbia 6% 6/12/2034 (d)		110,000	114,289
Republic of Serbia 6.5% 9/26/2033 (d)		200,000	215,807
TOTAL SERBIA			648,559
SOUTH AFRICA - 0.0%
South African Republic 4.85% 9/27/2027		200,000	202,628
South African Republic 5% 10/12/2046		200,000	157,024
South African Republic 5.65% 9/27/2047		220,000	186,284
South African Republic 5.75% 9/30/2049		250,000	211,125
South African Republic 5.875% 4/20/2032		200,000	205,686
South African Republic 7.1% 11/19/2036 (d)		335,000	360,711
TOTAL SOUTH AFRICA			1,323,458
SRI LANKA - 0.0%
Democratic Socialist Republic of Sri Lanka 3.1% 1/15/2030 (d)(n)		138,250	130,128
Democratic Socialist Republic of Sri Lanka 3.35% 3/15/2033 (d)(n)		362,332	314,142
Democratic Socialist Republic of Sri Lanka 3.6% 2/15/2038 (d)(n)		199,093	182,369
Democratic Socialist Republic of Sri Lanka 3.6% 5/15/2036 (d)(n)		99,504	90,449
Democratic Socialist Republic of Sri Lanka 3.6% 6/15/2035 (d)(n)		48,374	36,710
Democratic Socialist Republic of Sri Lanka 4% 4/15/2028 (d)		104,640	100,141
TOTAL SRI LANKA			853,939
TURKEY - 0.2%
Turkish Republic 4.25% 4/14/2026		225,000	225,000
Turkish Republic 4.75% 1/26/2026		217,000	217,109
Turkish Republic 4.875% 10/9/2026		430,000	431,720
Turkish Republic 4.875% 4/16/2043		620,000	477,245
Turkish Republic 5.125% 2/17/2028		225,000	226,548
Turkish Republic 5.25% 3/13/2030		85,000	84,264
Turkish Republic 5.75% 5/11/2047		200,000	164,456
Turkish Republic 5.875% 6/26/2031		180,000	180,169
Turkish Republic 6% 1/14/2041		470,000	422,883
Turkish Republic 6.625% 2/17/2045		200,000	186,092
Turkish Republic 6.8% 11/4/2036		330,000	331,661
Turkish Republic 7.125% 7/17/2032		250,000	263,828
Turkish Republic 7.625% 5/15/2034		200,000	214,844
Turkish Republic 9.125% 7/13/2030		350,000	399,702
Turkish Republic 9.375% 1/19/2033		335,000	393,290
Turkish Republic 9.375% 3/14/2029		780,000	876,525
Turkish Republic 9.875% 1/15/2028		410,000	450,795
TOTAL TURKEY			5,546,131
UKRAINE - 0.0%
Ukraine Government 0% 2/1/2030 (d)(n)		56,813	31,503
Ukraine Government 0% 2/1/2034 (d)(n)		212,307	97,024
Ukraine Government 0% 2/1/2035 (d)(n)		304,411	171,383
Ukraine Government 0% 2/1/2036 (d)(n)		184,509	103,510
Ukraine Government 0% 8/1/2041 (b)(d)		160,000	148,800
Ukraine Government 4.5% 2/1/2029 (d)(n)		343,290	246,139
Ukraine Government 4.5% 2/1/2034 (d)(n)		422,544	247,188
Ukraine Government 4.5% 2/1/2035 (d)(n)		192,527	110,896
Ukraine Government 4.5% 2/1/2036 (d)(n)		136,722	77,590
TOTAL UKRAINE			1,234,033
UNITED ARAB EMIRATES - 0.0%
Emirate of Abu Dhabi 3% 9/15/2051 (d)		400,000	279,338
Emirate of Abu Dhabi 3.125% 9/30/2049 (d)		1,175,000	857,457
Emirate of Abu Dhabi 3.875% 4/16/2050 (d)		285,000	235,089
Emirate of Abu Dhabi 5.5% 4/30/2054 (d)		200,000	208,508
Emirate of Dubai 3.9% 9/9/2050 (r)		505,000	389,481
Emirate of Dubai 5.25% 1/30/2043 (r)		200,000	203,500
TOTAL UNITED ARAB EMIRATES			2,173,373
URUGUAY - 0.0%
Uruguay Republic 5.1% 6/18/2050		350,000	334,950
Uruguay Republic 5.75% 10/28/2034		140,000	149,800
TOTAL URUGUAY			484,750
UZBEKISTAN - 0.0%
Republic of Uzbekistan 3.9% 10/19/2031 (d)		230,000	210,909
VENEZUELA - 0.0%
Venezuela Republic 11.95% (i)(r)		560,000	173,040
Venezuela Republic 12.75% (i)(r)		105,000	32,287
Venezuela Republic 9.25% (i)		1,285,000	412,920
TOTAL VENEZUELA			618,247
ZAMBIA - 0.0%
Republic of Zambia 0.5% 12/31/2053 (d)		465,000	319,543
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $73,992,227)			79,121,111

Non-Convertible Corporate Bonds - 20.9%
		Principal Amount (a)	Value ($)
ARGENTINA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Tecpetrol SA 7.625% 1/22/2033 (d)		140,000	140,743
Tecpetrol SA 7.625% 11/3/2030 (d)		150,000	149,010
YPF SA 8.25% 1/17/2034 (d)		140,000	140,700

TOTAL ARGENTINA			430,453
AUSTRALIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Australia & New Zealand Banking Group Ltd 5.1454% 8/18/2036 (b)(r)	GBP	500,000	661,446
Commonwealth Bank of Australia 2.688% 3/11/2031 (d)		525,000	478,355
Commonwealth Bank of Australia 3.61% 9/12/2034 (b)(d)		517,000	499,765
Commonwealth Bank of Australia 3.788% 8/26/2037 (b)(r)	EUR	300,000	349,107
Westpac Banking Corp 4.11% 7/24/2034 (b)		744,000	733,150
			2,721,823
Financial Services - 0.0%
Cimic Finance Ltd 1.5% 5/28/2029 (r)	EUR	328,000	354,642
Insurance - 0.0%
QBE Insurance Group Ltd 2.5% 9/13/2038 (b)(r)	GBP	318,000	396,873
TOTAL FINANCIALS			3,473,338

Materials - 0.0%
Metals & Mining - 0.0%
Mineral Resources Ltd 7% 4/1/2031 (d)		200,000	207,875
Mineral Resources Ltd 8% 11/1/2027 (d)		1,405,000	1,436,324
			1,644,199
Utilities - 0.0%
Electric Utilities - 0.0%
AusNet Services Holdings Pty Ltd 6.134% 5/31/2033	AUD	510,000	348,618
TOTAL AUSTRALIA			5,466,155
AUSTRIA - 0.0%
Materials - 0.0%
Containers & Packaging - 0.0%
Mondi Finance PLC 3.375% 5/23/2031 (r)	EUR	160,000	184,944
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Supernova Invest GmbH 5% 6/24/2030 (r)	EUR	100,000	118,891
TOTAL AUSTRIA			303,835
AZERBAIJAN - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Southern Gas Corridor CJSC 6.875% 3/24/2026 (d)		360,000	362,542
State Oil Co of the Azerbaijan Republic 6.95% 3/18/2030 (r)		200,000	215,188

TOTAL AZERBAIJAN			577,730
BAHRAIN - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Bapco Energies BSC Closed 7.5% 10/25/2027 (d)		290,000	300,919
Bapco Energies BSC Closed 8.375% 11/7/2028 (d)		140,000	151,002

TOTAL BAHRAIN			451,921
BAILIWICK OF JERSEY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Aston Martin Capital Holdings Ltd 10% 3/31/2029 (d)		580,000	512,959
BELGIUM - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Barry Callebaut Services NV 4.25% 8/19/2031 (r)	EUR	500,000	596,614
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Fluxys SA 4% 11/28/2030 (r)	EUR	500,000	593,670
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Shurgard Luxembourg Sarl 4% 5/27/2035 (r)	EUR	300,000	348,255
TOTAL BELGIUM			1,538,539
BRAZIL - 0.1%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Minerva Luxembourg SA 4.375% 3/18/2031 (d)		35,000	32,213
Minerva Luxembourg SA 8.875% 9/13/2033 (d)		225,000	246,301
NBM US Holdings Inc 6.625% 8/6/2029 (d)		330,000	333,548
			612,062
Food Products - 0.0%
Marb Bondco PLC 3.95% 1/29/2031 (d)		420,000	376,782
TOTAL CONSUMER STAPLES			988,844

Energy - 0.0%
Energy Equipment & Services - 0.0%
Guara Norte Sarl 5.198% 6/15/2034 (d)		172,865	167,719
Yinson Boronia Production BV 8.947% 7/31/2042 (d)		343,382	372,952
			540,671
Oil, Gas & Consumable Fuels - 0.0%
MC Brazil Downstream Trading SARL 7.25% 6/30/2031 (d)		561,008	468,218
PRIO Luxembourg Holding Sarl 6.75% 10/15/2030 (d)		250,000	244,010
			712,228
TOTAL ENERGY			1,252,899

Financials - 0.0%
Financial Services - 0.0%
Cosan Luxembourg SA 7.25% 6/27/2031 (d)		465,000	480,403
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Ambipar Lux Sarl 9.875% 2/6/2031 (d)(i)		1,416,000	316,915
Marine Transportation - 0.0%
Yinson Bergenia Production BV 8.498% 1/31/2045 (d)		200,000	209,300
Passenger Airlines - 0.0%
Azul Secured Finance LLP 11.5% (i)		188,748	14,835
Azul Secured Finance LLP 11.93% (i)		298,117	134,153
			148,988
TOTAL INDUSTRIALS			675,203

Materials - 0.1%
Chemicals - 0.0%
Braskem Netherlands Finance BV 5.875% 1/31/2050 (d)		150,000	51,000
Braskem Netherlands Finance BV 7.25% 2/13/2033 (d)		530,000	188,770
Braskem Netherlands Finance BV 8.5% 1/12/2031 (d)		235,000	85,869
			325,639
Metals & Mining - 0.1%
CSN Inova Ventures 6.75% 1/28/2028 (d)		245,000	218,050
CSN Resources SA 5.875% 4/8/2032 (d)		195,000	147,518
CSN Resources SA 8.875% 12/5/2030 (d)		200,000	178,800
ERO Copper Corp 6.5% 2/15/2030 (d)		595,000	595,744
Nexa Resources SA 6.6% 4/8/2037 (d)		200,000	207,549
Nexa Resources SA 6.75% 4/9/2034 (d)		60,000	63,724
Samarco Mineracao SA 9% 6/30/2031 pay-in-kind (b)(d)		1,606,220	1,608,212
Usiminas International Sarl 7.5% 1/27/2032 (d)		315,000	323,820
Vale Overseas Ltd 6% 2/25/2056 (b)(d)		200,000	198,900
Vale Overseas Ltd 6.4% 6/28/2054		305,000	312,637
			3,854,954
Paper & Forest Products - 0.0%
LD Celulose International GmbH 7.95% 1/26/2032 (d)		200,000	208,668
Suzano Austria GmbH 3.75% 1/15/2031		95,000	89,251
Suzano Austria GmbH 5% 1/15/2030		440,000	440,930
Suzano Netherlands BV 5.5% 1/15/2036		260,000	258,375
			997,224
TOTAL MATERIALS			5,177,817

Utilities - 0.0%
Water Utilities - 0.0%
Aegea Finance Sarl 9% 1/20/2031 (d)		80,000	83,637
TOTAL BRAZIL			8,658,803
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 7.5% 10/2/2030 (d)		685,000	665,950
Golar LNG Ltd 7.75% 9/19/2029 (d)(r)		1,200,000	1,199,688

TOTAL CAMEROON			1,865,638
CANADA - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
TELUS Corp 6.625% 10/15/2055 (b)		382,000	391,489
TELUS Corp 7% 10/15/2055 (b)		188,000	196,249
			587,738
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc 7% 4/15/2055 (b)		184,000	191,250
Rogers Communications Inc 7.125% 4/15/2055 (b)		184,000	194,774
			386,024
TOTAL COMMUNICATION SERVICES			973,762

Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
1011778 BC ULC / New Red Finance Inc 5.625% 9/15/2029 (d)		1,195,000	1,217,724
1011778 BC ULC / New Red Finance Inc 6.125% 6/15/2029 (d)		464,000	478,390
			1,696,114
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear Inc 4.7% 10/7/2030 (d)		528,000	526,655
TOTAL CONSUMER DISCRETIONARY			2,222,769

Consumer Staples - 0.0%
Household Products - 0.0%
Kronos Acquisition Holdings Inc 8.25% 6/30/2031 (d)		545,000	363,263
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Baytex Energy Corp 7.375% 3/15/2032 (d)		375,000	380,965
Canadian Natural Resources Ltd 3.85% 6/1/2027		2,700,000	2,688,611
Canadian Natural Resources Ltd 5.85% 2/1/2035		525,000	550,244
Cenovus Energy Inc 3.75% 2/15/2052		210,000	149,208
Cenovus Energy Inc 4.65% 3/20/2031		1,294,000	1,297,914
Cenovus Energy Inc 5.25% 6/15/2037		717,000	701,392
Cenovus Energy Inc 5.4% 3/20/2036		996,000	1,005,730
Cenovus Energy Inc 5.4% 6/15/2047		146,000	135,212
Cenovus Energy Inc 6.75% 11/15/2039		58,000	64,647
South Bow Canadian Infrastructure Holdings Ltd 7.5% 3/1/2055 (b)		417,000	442,278
South Bow Canadian Infrastructure Holdings Ltd 7.625% 3/1/2055 (b)		63,000	65,283
			7,481,484
Financials - 0.0%
Banks - 0.0%
Bank of Nova Scotia/The 3.375% 3/5/2033 (b)(r)	EUR	1,100,000	1,282,662
Bank of Nova Scotia/The 4.338% 9/15/2031 (b)		200,000	199,731
Royal Bank of Canada 3.125% 9/27/2031 (b)(r)	EUR	510,000	593,879
Toronto Dominion Bank 3.357% 9/22/2032 (r)	EUR	500,000	578,566
			2,654,838
Insurance - 0.0%
Sagicor Financial Co Ltd 5.3% 5/13/2028 (d)		150,000	149,064
TOTAL FINANCIALS			2,803,902

Industrials - 0.1%
Aerospace & Defense - 0.1%
Bombardier Inc 6.75% 6/15/2033 (d)		340,000	358,562
Bombardier Inc 7% 6/1/2032 (d)		1,220,000	1,285,427
			1,643,989
Commercial Services & Supplies - 0.0%
Wrangler Holdco Corp 6.625% 4/1/2032 (d)		1,355,000	1,422,128
Machinery - 0.0%
New Flyer Holdings Inc 9.25% 7/1/2030 (d)		185,000	198,138
TOTAL INDUSTRIALS			3,264,255

Information Technology - 0.0%
Software - 0.0%
Open Text Corp 3.875% 12/1/2029 (d)		535,000	507,355
Open Text Corp 3.875% 2/15/2028 (d)		1,155,000	1,126,454
			1,633,809
Materials - 0.0%
Chemicals - 0.0%
Methanex Corp 5.125% 10/15/2027		1,004,000	1,006,826
Methanex Corp 5.25% 12/15/2029		230,000	230,226
Methanex Corp 5.65% 12/1/2044		401,000	351,728
			1,588,780
Metals & Mining - 0.0%
Capstone Copper Corp 6.75% 3/31/2033 (d)		315,000	326,760
Champion Iron Canada Inc 7.875% 7/15/2032 (d)		150,000	157,970
Hudbay Minerals Inc 4.5% 4/1/2026 (d)		65,000	65,062
			549,792
TOTAL MATERIALS			2,138,572

TOTAL CANADA			20,881,816
CHILE - 0.1%
Communication Services - 0.0%
Media - 0.0%
VTR Finance NV 6.375% 7/15/2028 (d)		1,118,000	1,097,742
Wireless Telecommunication Services - 0.0%
VTR Comunicaciones SpA 4.375% 4/15/2029 (d)		70,000	65,559
VTR Comunicaciones SpA 5.125% 1/15/2028 (d)		315,000	305,490
			371,049
TOTAL COMMUNICATION SERVICES			1,468,791

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Empresa Nacional del Petroleo 5.95% 7/30/2034 (d)		200,000	208,625
Empresa Nacional del Petroleo 6.15% 5/10/2033 (d)		85,000	89,701
			298,326
Industrials - 0.0%
Construction & Engineering - 0.0%
ATP Tower Holdings / Andean Telecom Partners Chile SpA / Andean Tower Partners C 7.875% 2/3/2030 (d)		360,000	370,112
Materials - 0.1%
Metals & Mining - 0.1%
Antofagasta PLC 2.375% 10/14/2030 (d)		385,000	348,714
Antofagasta PLC 5.625% 9/9/2035 (d)		200,000	204,600
Antofagasta PLC 5.625% 5/13/2032 (d)		110,000	113,164
Corp Nacional del Cobre de Chile 3% 9/30/2029 (d)		50,000	47,380
Corp Nacional del Cobre de Chile 3.15% 1/14/2030 (d)		150,000	142,035
Corp Nacional del Cobre de Chile 3.7% 1/30/2050 (d)		595,000	423,373
Corp Nacional del Cobre de Chile 5.125% 2/2/2033 (d)		115,000	115,359
Corp Nacional del Cobre de Chile 5.95% 1/8/2034 (d)		150,000	157,254
Corp Nacional del Cobre de Chile 6.3% 9/8/2053 (d)		140,000	143,538
Corp Nacional del Cobre de Chile 6.44% 1/26/2036 (d)		80,000	86,674
Corp Nacional del Cobre de Chile 6.78% 1/13/2055 (d)		200,000	215,410
			1,997,501
Paper & Forest Products - 0.0%
Celulosa Arauco y Constitucion SA 6.18% 5/5/2032 (d)		200,000	206,626
Inversiones CMPC SA 3% 4/6/2031 (d)		235,000	208,036
Inversiones CMPC SA 6.7% 12/9/2057 (b)(d)		200,000	199,600
			614,262
TOTAL MATERIALS			2,611,763

Utilities - 0.0%
Electric Utilities - 0.0%
Chile Electricity Lux Mpc II Sarl 5.58% 10/20/2035 (d)		224,826	231,014
Chile Electricity Lux MPC Sarl 6.01% 1/20/2033 (d)		71,600	75,046
			306,060
TOTAL CHILE			5,055,052
CHINA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Tencent Holdings Ltd 1.81% 1/26/2026 (d)		110,000	109,571
Tencent Holdings Ltd 2.39% 6/3/2030 (d)		225,000	210,346
Tencent Holdings Ltd 3.975% 4/11/2029 (d)		80,000	80,073
			399,990
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Prosus NV 3.061% 7/13/2031 (d)		200,000	181,220
Prosus NV 3.68% 1/21/2030 (d)		280,000	268,800
Prosus NV 4.027% 8/3/2050 (d)		270,000	190,350
Prosus NV 4.193% 1/19/2032 (d)		140,000	134,575
			774,945
Utilities - 0.0%
Gas Utilities - 0.0%
ENN Energy Holdings Ltd 4.625% 5/17/2027 (d)		270,000	270,824
TOTAL CHINA			1,445,759
COLOMBIA - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Colombia Telecomunicaciones SA ESP 4.95% 7/17/2030 (d)		465,000	421,760
Energy - 0.1%
Energy Equipment & Services - 0.0%
Oleoducto Central SA 4% 7/14/2027 (d)		195,000	191,648
Oil, Gas & Consumable Fuels - 0.1%
Canacol Energy Ltd 5.75% 11/24/2028 (d)		2,125,000	387,812
Ecopetrol SA 4.625% 11/2/2031		160,000	142,400
Ecopetrol SA 8.375% 1/19/2036		240,000	245,700
Ecopetrol SA 8.875% 1/13/2033		695,000	742,816
Geopark Ltd 5.5% 1/17/2027 (d)		235,000	223,544
Geopark Ltd 8.75% 1/31/2030 (d)		235,000	223,313
Gran Tierra Energy Inc 9.5% 10/15/2029 (d)(s)		793,000	585,829
			2,551,414
TOTAL ENERGY			2,743,062

Financials - 0.0%
Banks - 0.0%
Bancolombia SA 8.625% 12/24/2034 (b)		200,000	213,650
Materials - 0.0%
Metals & Mining - 0.0%
Aris Mining Corp 8% 10/31/2029 (d)		325,000	339,261
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA 5.375% 12/30/2030 (d)		1,230,000	1,142,363
EnfraGen Energia Sur SAU/ EnfraGen Chile SpA/ EnfraGen Spain SAU 8.499% 6/30/2032 (d)		200,000	206,701
Termocandelaria Power SA 7.75% 9/17/2031 (d)		225,000	231,640
			1,580,704
TOTAL COLOMBIA			5,298,437
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mines Ltd 7.875% 1/23/2030 (d)		215,000	220,627
COSTA RICA - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Liberty Costa Rica Senior Secured Finance 10.875% 1/15/2031 (d)		195,000	204,946
COTE D'IVOIRE - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Endeavour Mining PLC 7% 5/28/2030 (d)		250,000	257,763
CZECH REPUBLIC - 0.0%
Industrials - 0.0%
Aerospace & Defense - 0.0%
Czechoslovak Group AS 6.5% 1/10/2031 (d)		255,000	262,522
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CPI Property Group SA 6% 1/27/2032 (r)	EUR	300,000	353,327
TOTAL CZECH REPUBLIC			615,849
DENMARK - 0.0%
Consumer Staples - 0.0%
Beverages - 0.0%
Carlsberg Breweries A/S 3.25% 2/28/2032 (r)	EUR	325,000	376,459
Tobacco - 0.0%
Scandinavian Tobacco Group A/S 4.875% 9/12/2029 (r)	EUR	150,000	180,880
TOTAL CONSUMER STAPLES			557,339

Financials - 0.0%
Banks - 0.0%
Danske Bank A/S 3.875% 1/9/2032 (b)(r)	EUR	1,015,000	1,217,370
Jyske Bank A/S 5.125% 5/1/2035 (b)(r)	EUR	468,000	574,575
			1,791,945
Health Care - 0.0%
Biotechnology - 0.0%
GENMAB A/S/GENMAB FINANCE LLC 6.25% 12/15/2032 (d)(e)		370,000	380,445
GENMAB A/S/GENMAB FINANCE LLC 7.25% 12/15/2033 (d)(e)		370,000	387,497
			767,942
TOTAL DENMARK			3,117,226
DOMINICAN REPUBLIC - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Aeropuertos Dominicanos Siglo XXI SA 7% 6/30/2034 (d)		230,000	241,148
FINLAND - 0.0%
Consumer Discretionary - 0.0%
Leisure Products - 0.0%
Amer Sports Co 6.75% 2/16/2031 (d)		775,000	807,939
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom Holding 3 Oy 4.875% 2/4/2028 (d)		90,000	87,497
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Citycon Treasury BV 5% 3/11/2030 (r)	EUR	250,000	278,712
Citycon Treasury BV 5.375% 7/8/2031 (r)	EUR	100,000	111,523
			390,235
TOTAL FINLAND			1,285,671
FRANCE - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Altice France SA 6.5% 10/15/2031 (d)		658,435	629,269
Altice France SA 6.5% 4/15/2032 (d)		1,717,323	1,670,834
Altice France SA 6.875% 10/15/2030 (d)		218,708	215,501
Altice France SA 6.875% 7/15/2032 (d)		559,092	544,955
			3,060,559
Media - 0.0%
Publicis Groupe SA 3.375% 6/12/2032 (r)	EUR	300,000	346,636
TOTAL COMMUNICATION SERVICES			3,407,195

Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Forvia SE 6.75% 9/15/2033 (d)		360,000	366,488
Automobiles - 0.0%
RCI Banque SA 4.75% 3/24/2037 (b)(r)	EUR	100,000	117,029
RCI Banque SA 5.5% 10/9/2034 (b)(r)	EUR	200,000	242,911
			359,940
TOTAL CONSUMER DISCRETIONARY			726,428

Consumer Staples - 0.0%
Beverages - 0.0%
Pernod Ricard SA 3.75% 2/4/2037 (r)	EUR	300,000	343,447
Energy - 0.0%
Energy Equipment & Services - 0.0%
Vallourec SACA 7.5% 4/15/2032 (d)		895,000	952,875
Viridien 10% 10/15/2030 (d)		360,000	379,503
			1,332,378
Financials - 0.3%
Banks - 0.3%
BNP Paribas SA 2.159% 9/15/2029 (b)(d)		532,000	502,041
BNP Paribas SA 3.132% 1/20/2033 (b)(d)		650,000	594,679
BNP Paribas SA 3.945% 2/18/2037 (b)(r)	EUR	900,000	1,046,576
BNP Paribas SA 5.786% 1/13/2033 (b)(d)		5,406,000	5,702,402
BPCE SA 5.716% 1/18/2030 (b)(d)		250,000	259,458
Societe Generale SA 1.488% 12/14/2026 (b)(d)		1,953,000	1,950,390
Societe Generale SA 5.5% 4/13/2029 (b)(d)		3,692,000	3,781,236
Societe Generale SA 6.691% 1/10/2034 (b)(d)		544,000	595,508
			14,432,290
Financial Services - 0.0%
Iliad Holding SAS 7% 4/15/2032 (d)		360,000	371,101
Iliad Holding SAS 8.5% 4/15/2031 (d)		275,000	295,381
			666,482
TOTAL FINANCIALS			15,098,772

Industrials - 0.0%
Transportation Infrastructure - 0.0%
Holding d'Infrastructures des Metiers de l'Environnement SAS 0.625% 9/16/2028 (r)	EUR	249,000	267,575
Utilities - 0.0%
Electric Utilities - 0.0%
Electricite de France SA 4.75% 10/12/2034 (r)	EUR	200,000	249,699
Electricite de France SA 5.5% 1/25/2035 (r)	GBP	400,000	524,017
RTE Reseau de Transport d'Electricite SADIR 3.875% 11/24/2037 (r)	EUR	200,000	232,731
			1,006,447
Multi-Utilities - 0.0%
Engie SA 3.875% 3/6/2036 (r)	EUR	300,000	350,552
Engie SA 4.25% 9/6/2034 (r)	EUR	400,000	484,841
Veolia Environnement SA 3.324% 6/17/2032 (r)	EUR	700,000	811,576
			1,646,969
TOTAL UTILITIES			2,653,416

TOTAL FRANCE			23,829,211
GEORGIA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Silk Road Group Holding LLC 7.5% 9/15/2030 (d)		200,000	201,126
GERMANY - 0.5%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Robert Bosch GmbH 4.375% 6/2/2043 (r)	EUR	300,000	346,393
Schaeffler AG 5.375% 4/1/2031 (r)	EUR	200,000	244,223
ZF Europe Finance BV 4.75% 1/31/2029 (r)	EUR	500,000	572,730
ZF Europe Finance BV 7% 6/12/2030 (r)	EUR	100,000	120,944
ZF North America Capital Inc 6.875% 4/14/2028 (d)		820,000	836,912
ZF North America Capital Inc 7.5% 3/24/2031 (d)		235,000	232,519
			2,353,721
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
METRO AG 4% 3/5/2030 (r)	EUR	225,000	271,470
Energy - 0.0%
Energy Equipment & Services - 0.0%
Vier Gas Transport GmbH 3.625% 9/8/2033 (r)	EUR	400,000	463,128
Financials - 0.4%
Banks - 0.0%
Commerzbank AG 3.625% 1/14/2032 (b)(r)	EUR	300,000	353,930
Commerzbank AG 4.875% 10/16/2034 (b)(r)	EUR	200,000	243,047
DZ Bank AG Deutsche Zentral-Genossenschaftsbank Frankfurt Am Main 3.706% 10/15/2035 (b)(r)	EUR	200,000	231,780
Volkswagen Bank GmbH 3.5% 6/19/2031 (r)	EUR	200,000	232,985
			1,061,742
Capital Markets - 0.4%
Deutsche Bank AG 6.125% 12/12/2030 (b)(r)	GBP	900,000	1,249,395
Deutsche Bank AG/New York NY 4.1% 1/13/2026		1,100,000	1,099,026
Deutsche Bank AG/New York NY 4.999% 9/11/2030 (b)		10,000,000	10,171,155
Deutsche Bank AG/New York NY 5.882% 7/8/2031 (b)		5,000,000	5,194,842
Deutsche Bank AG/New York NY 6.72% 1/18/2029 (b)		980,000	1,027,407
Deutsche Bank AG/New York NY 6.819% 11/20/2029 (b)		2,377,000	2,540,122
			21,281,947
TOTAL FINANCIALS			22,343,689

Health Care - 0.0%
Pharmaceuticals - 0.0%
Bayer US Finance LLC 6.375% 11/21/2030 (d)		617,000	659,871
Bayer US Finance LLC 6.5% 11/21/2033 (d)		939,000	1,016,762
			1,676,633
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Deutsche Post AG 3.75% 11/25/2037 (r)	EUR	320,000	372,484
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
ACCENTRO East Holding GMBH 6% 6/30/2027 pay-in-kind (j)	EUR	100,000	116,035
Accentro Real Estate AG 10% 12/30/2027	EUR	200,000	247,974
Accentro Real Estate AG 5.625% 2/13/2026 (n)(r)	EUR	504,000	175,737
Sirius Real Estate Ltd 4% 1/22/2032 (r)	EUR	300,000	348,024
Vonovia SE 3.5% 11/12/2032 (r)	EUR	400,000	461,507
			1,349,277
Utilities - 0.1%
Electric Utilities - 0.1%
Amprion GmbH 3.125% 8/27/2030 (r)	EUR	300,000	350,087
Amprion GmbH 3.625% 5/21/2031 (r)	EUR	100,000	118,668
Amprion GmbH 3.875% 6/5/2036 (r)	EUR	300,000	350,300
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/2081 (b)(r)	EUR	600,000	661,641
EnBW International Finance BV 3.75% 11/20/2035 (r)	EUR	750,000	877,162
EnBW International Finance BV 5.7923% 2/26/2036 (r)	AUD	440,000	285,389
			2,643,247
Independent Power and Renewable Electricity Producers - 0.0%
RWE Finance US LLC 5.125% 9/18/2035 (d)		890,000	885,384
RWE Finance US LLC 5.875% 4/16/2034 (d)		558,000	588,770
			1,474,154
TOTAL UTILITIES			4,117,401

TOTAL GERMANY			32,947,803
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd 7.125% 4/4/2026 (d)		373,000	367,405
Kosmos Energy Ltd 7.5% 3/1/2028 (d)		341,000	235,290
Kosmos Energy Ltd 7.75% 5/1/2027 (d)		140,000	122,500
Kosmos Energy Ltd 8.75% 10/1/2031 (d)		1,010,000	585,800
Tullow Oil PLC 10.25% 5/15/2026 (d)		954,000	688,960

TOTAL GHANA			1,999,955
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Global Aircraft Leasing Co Ltd 8.75% 9/1/2027 (d)		960,000	992,865
GREECE - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
Danaos Corp 6.875% 10/15/2032 (d)		370,000	376,576
GUATEMALA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
CT Trust 5.125% 2/3/2032 (d)		350,000	332,283
Millicom International Cellular SA 4.5% 4/27/2031 (d)		165,000	153,079
Millicom International Cellular SA 5.125% 1/15/2028 (d)		927,000	922,365
Millicom International Cellular SA 6.25% 3/25/2029 (d)		1,440,000	1,442,160
Millicom International Cellular SA 7.375% 4/2/2032 (d)		245,000	254,134
			3,104,021
Consumer Staples - 0.0%
Beverages - 0.0%
Cntl Amr Bottling Corp 5.25% 4/27/2029 (d)		235,000	230,027
Utilities - 0.0%
Electric Utilities - 0.0%
Energuate Trust 2 0 6.35% 9/15/2035 (d)		250,000	248,911
Independent Power and Renewable Electricity Producers - 0.0%
Investment Energy Resources Ltd 6.25% 4/26/2029 (d)		255,000	253,725
TOTAL UTILITIES			502,636

TOTAL GUATEMALA			3,836,684
HONG KONG - 0.0%
Financials - 0.0%
Insurance - 0.0%
Prudential Funding Asia PLC 2.95% 11/3/2033 (b)(r)		690,000	660,309
HUNGARY - 0.0%
Financials - 0.0%
Banks - 0.0%
Magyar Export-Import Bank Zrt 6.125% 12/4/2027 (d)		85,000	87,603
Utilities - 0.0%
Electric Utilities - 0.0%
MVM Energetika Zrt 6.5% 3/13/2031 (r)		200,000	211,600
TOTAL HUNGARY			299,203
INDIA - 0.0%
Financials - 0.0%
Consumer Finance - 0.0%
Shriram Finance Ltd 6.625% 4/22/2027 (d)		135,000	137,109
Health Care - 0.0%
Biotechnology - 0.0%
Biocon Biologics Global PLC 6.67% 10/9/2029 (d)		140,000	137,770
TOTAL INDIA			274,879
INDONESIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Medco Laurel Tree Pte Ltd 6.95% 11/12/2028 (d)		325,000	326,571
Medco Maple Tree Pte Ltd 8.96% 4/27/2029 (d)		315,000	328,388
Pertamina Persero PT 4.175% 1/21/2050 (d)		185,000	145,780
			800,739
Materials - 0.0%
Metals & Mining - 0.0%
Freeport Indonesia PT 4.763% 4/14/2027 (d)		125,000	125,273
Freeport Indonesia PT 5.315% 4/14/2032 (d)		265,000	268,723
Freeport Indonesia PT 6.2% 4/14/2052 (d)		150,000	153,704
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT 5.45% 5/15/2030 (d)		450,000	463,922
			1,011,622
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Pertamina Geothermal Energy PT 5.15% 4/27/2028 (d)		90,000	91,377
TOTAL INDONESIA			1,903,738
IRELAND - 0.6%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Flutter Treasury DAC 5.875% 6/4/2031 (d)		335,000	338,353
Financials - 0.3%
Consumer Finance - 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026		868,000	854,936
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028		3,909,000	3,784,247
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032		5,872,000	5,439,441
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45% 4/3/2026		561,000	561,215
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.75% 6/6/2028		2,000,000	2,073,506
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.45% 4/15/2027		4,752,000	4,887,866
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 1/31/2056 (b)		359,000	369,042
			17,970,253
Financial Services - 0.0%
GGAM Finance Ltd 5.875% 3/15/2030 (d)		755,000	763,479
GGAM Finance Ltd 6.875% 4/15/2029 (d)		1,545,000	1,603,138
			2,366,617
TOTAL FINANCIALS			20,336,870

Industrials - 0.3%
Transportation Infrastructure - 0.3%
Avolon Holdings Funding Ltd 4.25% 4/15/2026 (d)		290,000	289,754
Avolon Holdings Funding Ltd 4.375% 5/1/2026 (d)		880,000	879,374
Avolon Holdings Funding Ltd 4.95% 1/15/2028 (d)		4,604,000	4,658,300
Avolon Holdings Funding Ltd 5.15% 1/15/2030 (d)		428,000	435,682
Avolon Holdings Funding Ltd 5.375% 5/30/2030 (d)		2,337,000	2,402,658
Avolon Holdings Funding Ltd 5.75% 11/15/2029 (d)		3,000,000	3,119,189
Avolon Holdings Funding Ltd 5.75% 3/1/2029 (d)		3,000,000	3,108,656
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (d)		5,341,000	5,569,276
			20,462,889
Materials - 0.0%
Containers & Packaging - 0.0%
Smurfit Kappa Treasury ULC 3.489% 11/24/2031	EUR	100,000	116,785
TOTAL IRELAND			41,254,897
ISRAEL - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Energean Israel Finance Ltd 5.375% 3/30/2028 (d)(r)		120,000	118,014
Energean Israel Finance Ltd 5.875% 3/30/2031 (d)(r)		90,000	86,949
Leviathan Bond Ltd 6.5% 6/30/2027 (d)(r)		380,000	381,900
			586,863
Health Care - 0.0%
Pharmaceuticals - 0.0%
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027		120,000	119,909
Teva Pharmaceutical Finance Netherlands III BV 6% 12/1/2032		575,000	603,614
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029		215,000	235,321
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030		380,000	394,352
			1,353,196
Utilities - 0.0%
Electric Utilities - 0.0%
Israel Electric Corp Ltd 3.75% 2/22/2032 (d)(r)		260,000	243,832
TOTAL ISRAEL			2,183,891
ITALY - 0.1%
Financials - 0.1%
Banks - 0.1%
Intesa Sanpaolo SpA 4.198% 6/1/2032 (b)(d)		242,000	230,761
Intesa Sanpaolo SpA 5.71% 1/15/2026 (d)		3,773,000	3,777,526
Intesa Sanpaolo SpA 6.625% 6/20/2033 (d)		599,000	662,839
			4,671,126
Utilities - 0.0%
Electric Utilities - 0.0%
Enel Finance International NV 4.375% 9/30/2030 (d)		200,000	199,727
Enel Finance International NV 5.5% 6/26/2034 (d)		300,000	313,489
			513,216
Gas Utilities - 0.0%
Snam SpA 5.75% 5/28/2035 (d)		345,000	360,615
TOTAL UTILITIES			873,831

TOTAL ITALY			5,544,957
JAMAICA - 0.0%
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Kingston Airport Revenue Finance Ltd 6.75% 12/15/2036 (d)		230,000	234,600
Montego Bay Airport Revenue Finance Ltd 6.6% 6/15/2035 (d)		200,000	200,438

TOTAL JAMAICA			435,038
JAPAN - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
NTT Finance Corp 3.678% 7/16/2033 (r)	EUR	200,000	235,710
NTT Finance Corp 4.567% 7/16/2027 (d)		816,000	822,153
NTT Finance Corp 4.62% 7/16/2028 (d)		826,000	837,524
NTT Finance Corp 4.876% 7/16/2030 (d)		2,115,000	2,160,719
			4,056,106
Consumer Staples - 0.0%
Tobacco - 0.0%
Japan Tobacco Inc 5.856% 6/15/2035 (d)		340,000	365,112
TOTAL JAPAN			4,421,218
KAZAKHSTAN - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
KazMunayGas National Co JSC 3.5% 4/14/2033 (d)		195,000	176,110
KazMunayGas National Co JSC 5.375% 4/24/2030 (d)		30,000	30,623
KazMunayGas National Co JSC 5.75% 4/19/2047 (d)		80,000	75,959
Tengizchevroil Finance Co International Ltd 3.25% 8/15/2030 (d)		225,000	207,633

TOTAL KAZAKHSTAN			490,325
KOREA (SOUTH) - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
POSCO 5.75% 1/17/2028 (d)		240,000	247,365
POSCO 5.875% 1/17/2033 (d)		70,000	74,846

TOTAL KOREA (SOUTH)			322,211
KUWAIT - 0.0%
Materials - 0.0%
Chemicals - 0.0%
MEGlobal BV 2.625% 4/28/2028 (d)		125,000	119,570
LUXEMBOURG - 0.1%
Communication Services - 0.0%
Media - 0.0%
Altice Financing SA 5.75% 8/15/2029 (d)		1,595,000	1,064,663
Altice Financing SA 9.625% 7/15/2027 (d)		215,000	171,606
			1,236,269
Wireless Telecommunication Services - 0.0%
Altice France Lux 3 / Altice Holdings 1 10% 1/15/2033 (d)		197,000	187,664
TOTAL COMMUNICATION SERVICES			1,423,933

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Breakwater Energy Holdings Sarl 9.25% 11/15/2030 (d)		355,000	367,695
Financials - 0.0%
Financial Services - 0.0%
Titanium 2l Bondco Sarl 6.25% 1/14/2031 pay-in-kind	EUR	1,929,600	514,952
Industrials - 0.0%
Electrical Equipment - 0.0%
Albion Financing 1 SARL / Aggreko Holdings Inc 7% 5/21/2030 (d)		355,000	369,006
Materials - 0.0%
Chemicals - 0.0%
Herens Holdco Sarl 4.75% 5/15/2028 (d)		815,000	709,034
Real Estate - 0.1%
Diversified REITs - 0.0%
Stoneweg Ereit Lux Finco Sarl 4.125% 2/22/2033 (r)	EUR	600,000	687,660
Industrial REITs - 0.0%
Prologis International Funding II SA 4.375% 7/1/2036 (r)	EUR	100,000	120,245
Real Estate Management & Development - 0.1%
AXA Logistics Europe Master SCA 3.375% 5/13/2031 (r)	EUR	200,000	232,171
Blackstone Property Partners Europe Holdings Sarl 1% 5/4/2028 (r)	EUR	197,000	218,436
Blackstone Property Partners Europe Holdings Sarl 1.75% 3/12/2029 (r)	EUR	617,000	684,359
CBRE Europe Logistics Partners SCA SICAV-SIF 3.5% 9/22/2032 (r)	EUR	300,000	343,505
CBRE Open-Ended Funds SCA SICAV-SIF 4.75% 3/27/2034 (r)	EUR	289,000	352,844
Logicor Financing Sarl 1.625% 1/17/2030 (r)	EUR	181,000	196,552
Logicor Financing Sarl 2% 1/17/2034 (r)	EUR	428,000	426,202
Logicor Financing Sarl 3.75% 7/14/2032 (r)	EUR	120,000	138,323
Logicor Financing Sarl 4.25% 7/18/2029 (r)	EUR	100,000	120,214
P3 Group Sarl 3.75% 4/2/2033 (r)	EUR	200,000	229,443
P3 Group Sarl 4% 4/19/2032 (r)	EUR	300,000	352,902
			3,294,951
TOTAL REAL ESTATE			4,102,856

TOTAL LUXEMBOURG			7,487,476
MALAYSIA - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
GENM Capital Labuan Ltd 3.882% 4/19/2031 (d)		265,000	238,324
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petronas Capital Ltd 3.404% 4/28/2061 (d)		235,000	163,551
Petronas Capital Ltd 3.5% 4/21/2030 (d)		120,000	117,130
			280,681
Industrials - 0.0%
Marine Transportation - 0.0%
MISC Capital Two Labuan Ltd 3.75% 4/6/2027 (d)		450,000	446,508
TOTAL MALAYSIA			965,513
MAURITIUS - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Axian Telecom Holding & Management PLC 7.25% 7/11/2030 (d)		560,000	565,774
MEXICO - 1.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Metalsa Sapi De Cv 3.75% 5/4/2031 (d)		205,000	175,594
Consumer Staples - 0.0%
Food Products - 0.0%
Gruma SAB de CV 5.761% 12/9/2054 (d)		200,000	201,250
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
FEL Energy VI SARL 5.75% 12/1/2040 (d)		109,886	108,558
Petroleos Mexicanos 5.95% 1/28/2031		39,470,000	38,051,449
Petroleos Mexicanos 6.35% 2/12/2048		3,548,000	2,772,585
Petroleos Mexicanos 6.5% 6/2/2041		85,000	73,641
Petroleos Mexicanos 6.625% 6/15/2035		1,020,000	962,370
Petroleos Mexicanos 6.7% 2/16/2032		6,577,000	6,516,820
Petroleos Mexicanos 6.75% 9/21/2047		13,445,000	10,944,633
Petroleos Mexicanos 6.95% 1/28/2060		1,224,000	988,759
Petroleos Mexicanos 7.69% 1/23/2050		3,865,000	3,446,421
			63,865,236
Financials - 0.1%
Banks - 0.0%
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 5.25% 9/10/2029 (d)		215,000	220,407
Capital Markets - 0.1%
Eagle Funding Luxco Sarl 5.5% 8/17/2030 (d)		565,000	573,131
TOTAL FINANCIALS			793,538

Materials - 0.0%
Chemicals - 0.0%
Braskem Idesa SAPI 7.45% 11/15/2029 (d)(i)		230,000	138,172
Orbia Advance Corp SAB de CV 2.875% 5/11/2031 (d)		140,000	113,908
Orbia Advance Corp SAB de CV 6.8% 5/13/2030 (d)		370,000	366,763
			618,843
Metals & Mining - 0.0%
Fresnillo PLC 4.25% 10/2/2050 (d)		155,000	122,405
TOTAL MATERIALS			741,248

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Corp Inmobiliaria Vesta SAB de CV 5.5% 1/30/2033 (d)		200,000	201,012
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy 7.875% 2/15/2039 (d)		243,753	264,472
Saavi Energia Sarl 8.875% 2/10/2035 (d)		410,000	438,959
			703,431
TOTAL MEXICO			66,681,309
MOROCCO - 0.0%
Materials - 0.0%
Chemicals - 0.0%
OCP SA 3.75% 6/23/2031 (d)		230,000	214,403
OCP SA 6.1% 4/30/2030 (d)		200,000	208,438
OCP SA 6.75% 5/2/2034 (d)		255,000	274,666
OCP SA 6.875% 4/25/2044 (d)		160,000	166,378
OCP SA 7.5% 5/2/2054 (d)		115,000	127,204

TOTAL MOROCCO			991,089
NETHERLANDS - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Koninklijke KPN NV 3.875% 2/16/2036 (r)	EUR	200,000	233,842
Media - 0.0%
Ziggo BV 4.875% 1/15/2030 (d)		230,000	217,909
TOTAL COMMUNICATION SERVICES			451,751

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
REWE International Finance BV 4.875% 9/13/2030 (r)	EUR	400,000	496,359
Financials - 0.0%
Banks - 0.0%
Cooperatieve Rabobank UA 1.125% 5/7/2031 (r)	EUR	400,000	419,668
Cooperatieve Rabobank UA 5.71% 1/21/2033 (b)(d)		650,000	689,251
ING Groep NV 3% 8/17/2031 (b)(r)	EUR	700,000	808,301
			1,917,220
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP BV / NXP Funding LLC / NXP USA Inc 4.85% 8/19/2032		1,841,000	1,857,375
NXP BV / NXP Funding LLC / NXP USA Inc 5.25% 8/19/2035		5,308,000	5,398,064
			7,255,439
TOTAL NETHERLANDS			10,120,769
NIGERIA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
IHS Holding Ltd 5.625% 11/29/2026 (d)		444,000	440,759
IHS Holding Ltd 6.25% 11/29/2028 (d)		55,000	54,656
IHS Holding Ltd 7.875% 5/29/2030 (d)		490,000	498,575
IHS Holding Ltd 8.25% 11/29/2031 (d)		480,000	497,760
			1,491,750
Information Technology - 0.0%
Communications Equipment - 0.0%
IHS Netherlands Holdco BV 8% 9/18/2027 (d)		158,119	158,317
TOTAL NIGERIA			1,650,067
NORWAY - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
TGS ASA 8.5% 1/15/2030 (d)		373,000	386,753
PANAMA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Sable International Finance Ltd 7.125% 10/15/2032 (d)		1,075,000	1,084,127
Media - 0.0%
Telecomunicaciones Digitales SA 4.5% 1/30/2030 (d)		460,000	436,696
Wireless Telecommunication Services - 0.0%
C&W Senior Finance Ltd 9% 1/15/2033 (d)		1,225,000	1,272,882
TOTAL COMMUNICATION SERVICES			2,793,705

Industrials - 0.0%
Air Freight & Logistics - 0.0%
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/2061 (d)		105,000	83,795
TOTAL PANAMA			2,877,500
PARAGUAY - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Celular del Paraguay SA 5.875% 4/15/2027 (d)		200,000	199,109
PERU - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
InRetail Shopping Malls 5.65% 10/16/2032 (d)		205,000	205,449
Consumer Staples - 0.0%
Food Products - 0.0%
Camposol SA 6% 2/3/2027 (d)		230,000	226,334
Financials - 0.0%
Banks - 0.0%
Banco de Credito del Peru S.A. 5.8% 3/10/2035 (b)(d)		235,000	237,235
Materials - 0.0%
Metals & Mining - 0.0%
Cia de Minas Buenaventura SAA 6.8% 2/4/2032 (d)		280,000	289,548
Volcan Cia Minera SAA 8.5% 10/28/2032 (d)		795,000	806,289
			1,095,837
Utilities - 0.0%
Electric Utilities - 0.0%
Kallpa Generacion SA 5.5% 9/11/2035 (d)		200,000	201,000
Independent Power and Renewable Electricity Producers - 0.0%
Niagara Energy SAC 5.746% 10/3/2034 (d)		345,000	352,735
TOTAL UTILITIES			553,735

TOTAL PERU			2,318,590
POLAND - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
ORLEN SA 6% 1/30/2035 (d)		345,000	365,690
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
GTC Aurora Luxembourg SA 2.25% 6/23/2026 (r)	EUR	568,000	649,529
GTC Finance DAC 6.5% 10/15/2030 (r)	EUR	600,000	630,070
			1,279,599
TOTAL POLAND			1,645,289
PORTUGAL - 0.0%
Financials - 0.0%
Insurance - 0.0%
Fidelidade - Co De Seguros SA/Portugal 4.25% 9/4/2031 (b)(r)	EUR	300,000	350,677
QATAR - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Ooredoo International Finance Ltd 2.625% 4/8/2031 (d)		170,000	156,685
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
QatarEnergy 1.375% 9/12/2026 (d)		350,000	341,845
QatarEnergy 2.25% 7/12/2031 (d)		925,000	833,989
QatarEnergy 3.125% 7/12/2041 (d)		535,000	413,673
QatarEnergy 3.3% 7/12/2051 (d)		815,000	579,025
			2,168,532
TOTAL QATAR			2,325,217
SAUDI ARABIA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EIG Pearl Holdings Sarl 3.545% 8/31/2036 (d)		639,243	590,399
Saudi Arabian Oil Co 2.25% 11/24/2030 (d)		445,000	402,037
Saudi Arabian Oil Co 3.25% 11/24/2050 (d)		345,000	233,938
Saudi Arabian Oil Co 3.5% 11/24/2070 (d)		135,000	87,389
Saudi Arabian Oil Co 3.5% 4/16/2029 (d)		710,000	692,946
Saudi Arabian Oil Co 4.25% 4/16/2039 (d)		785,000	713,063
Saudi Arabian Oil Co 4.375% 4/16/2049 (d)		120,000	100,829
Saudi Arabian Oil Co 5.875% 7/17/2064 (d)		200,000	197,376
Saudi Arabian Oil Co 6.375% 6/2/2055 (r)		350,000	372,848
			3,390,825
Financials - 0.0%
Financial Services - 0.0%
Gaci First Investment Co 5% 10/13/2027 (r)		355,000	359,246
Industrials - 0.0%
Construction & Engineering - 0.0%
Greensaif Pipelines Bidco Sarl 5.8528% 2/23/2036 (d)		435,000	453,553
Greensaif Pipelines Bidco Sarl 6.1027% 8/23/2042 (d)		270,000	281,645
Greensaif Pipelines Bidco Sarl 6.129% 2/23/2038 (d)		400,000	424,976
Greensaif Pipelines Bidco Sarl 6.51% 2/23/2042 (d)		120,000	130,554
			1,290,728
Materials - 0.0%
Chemicals - 0.0%
Ma'aden Sukuk Ltd 5.25% 2/13/2030 (d)		335,000	343,087
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Dar Al-Arkan Sukuk Co Ltd 7.25% 7/2/2030 (r)		210,000	212,528
TOTAL SAUDI ARABIA			5,596,414
SERBIA - 0.0%
Consumer Discretionary - 0.0%
Distributors - 0.0%
Telecommunications co Telekom Srbija AD Belgrade 7% 10/28/2029 (d)		335,000	336,268
SOUTH AFRICA - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liquid Telecommunications Financing Plc 5.5% 9/4/2026 (d)		1,460,000	1,335,156
Wireless Telecommunication Services - 0.0%
MTN Mauritius Investments Ltd 6.5% 10/13/2026 (d)		145,000	146,541
TOTAL COMMUNICATION SERVICES			1,481,697

Industrials - 0.0%
Ground Transportation - 0.0%
Transnet/South Africa 8.25% 2/6/2028 (d)		130,000	137,800
Materials - 0.0%
Chemicals - 0.0%
Sasol Financing USA LLC 4.375% 9/18/2026		370,000	367,458
Sasol Financing USA LLC 5.5% 3/18/2031		100,000	84,832
Sasol Financing USA LLC 6.5% 9/27/2028		50,000	49,262
Sasol Financing USA LLC 8.75% 5/3/2029 (d)		120,000	122,019
			623,571
Metals & Mining - 0.0%
Windfall Mining Group Inc / Groupe Minier Windfall Inc 5.854% 5/13/2032 (d)		200,000	209,409
TOTAL MATERIALS			832,980

Utilities - 0.0%
Electric Utilities - 0.0%
Eskom Holdings 6.35% 8/10/2028 (d)		350,000	360,609
Eskom Holdings 8.45% 8/10/2028 (d)		220,000	235,593
			596,202
TOTAL SOUTH AFRICA			3,048,679
SPAIN - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco Bilbao Vizcaya Argentaria SA 6.033% 3/13/2035 (b)		400,000	428,679
CaixaBank SA 3.625% 9/19/2032 (b)(r)	EUR	300,000	354,368

TOTAL SPAIN			783,047
SWEDEN - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Heimstaden Bostad AB 3.875% 11/5/2029 (r)	EUR	290,000	341,643
Samhallsbyggnadsbolaget I Norden Holding AB 2.25% 7/12/2027 (r)	EUR	135,000	147,243

TOTAL SWEDEN			488,886
SWITZERLAND - 0.2%
Financials - 0.2%
Capital Markets - 0.2%
UBS Group AG 1.494% 8/10/2027 (b)(d)		1,190,000	1,167,794
UBS Group AG 3.869% 1/12/2029 (b)(d)		1,570,000	1,560,502
UBS Group AG 4.125% 6/9/2033 (b)(r)	EUR	378,000	456,838
UBS Group AG 4.194% 4/1/2031 (b)(d)		2,010,000	1,995,844
UBS Group AG 4.55% 4/17/2026		388,000	388,706
UBS Group AG 4.75% 3/17/2032 (b)(r)	EUR	1,093,000	1,362,280
UBS Group AG 5.428% 2/8/2030 (b)(d)		5,000,000	5,179,695
			12,111,659
Insurance - 0.0%
Argentum Netherlands BV for Swiss Re Ltd 5.625% 8/15/2052 (b)(r)		393,000	396,495
Swiss Re Finance Luxembourg SA 5% 4/2/2049 (b)(d)		200,000	201,649
Zurich Finance Ireland Designated Activity Co 3.5% 5/2/2052 (b)(r)		374,000	340,700
			938,844
TOTAL FINANCIALS			13,050,503

Industrials - 0.0%
Aerospace & Defense - 0.0%
VistaJet Malta Finance PLC / Vista Management Holding Inc 6.375% 2/1/2030 (d)		1,210,000	1,165,149
VistaJet Malta Finance PLC / Vista Management Holding Inc 7.875% 5/1/2027 (d)		414,000	416,584
VistaJet Malta Finance PLC / Vista Management Holding Inc 9.5% 6/1/2028 (d)		30,000	31,070
			1,612,803
Materials - 0.0%
Chemicals - 0.0%
Consolidated Energy Finance SA 12% 2/15/2031 (d)		575,000	391,000
Consolidated Energy Finance SA 5.625% 10/15/2028 (d)		220,000	152,680
Consolidated Energy Finance SA 6.5% 5/15/2026 (d)		960,000	910,422
			1,454,102
Containers & Packaging - 0.0%
SIG Combibloc PurchaseCo Sarl 3.75% 3/19/2030 (r)	EUR	125,000	146,799
TOTAL MATERIALS			1,600,901

TOTAL SWITZERLAND			16,264,207
TANZANIA - 0.0%
Information Technology - 0.0%
Communications Equipment - 0.0%
HTA Group Ltd/Mauritius 7.5% 6/4/2029 (d)		470,000	487,334
THAILAND - 0.0%
Financials - 0.0%
Financial Services - 0.0%
PTT Treasury Center Co Ltd 3.7% 7/16/2070 (d)		105,000	73,900
TURKEY - 0.0%
Financials - 0.0%
Banks - 0.0%
Turkiye Garanti Bankasi AS 8.125% 1/8/2036 (b)(d)		215,000	221,805
Turkiye Ihracat Kredi Bankasi AS 6.375% 10/3/2030 (d)		170,000	169,840
Turkiye Ihracat Kredi Bankasi AS 6.875% 7/3/2028 (d)		200,000	205,500
			597,145
Industrials - 0.0%
Transportation Infrastructure - 0.0%
TAV Havalimanlari Holding AS 8.5% 12/7/2028 (d)		105,000	109,594
TOTAL TURKEY			706,739
UKRAINE - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
NAK Naftogaz Ukraine via Kondor Finance PLC loan participation 7.625% 11/8/2028 pay-in-kind (d)		116,756	90,275
UNITED ARAB EMIRATES - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Adnoc Murban Rsc Ltd 5.125% 9/11/2054 (d)		230,000	220,512
Galaxy Pipeline Assets Bidco Ltd 2.16% 3/31/2034 (d)		199,269	179,795
Galaxy Pipeline Assets Bidco Ltd 2.625% 3/31/2036 (d)		790,000	695,200
			1,095,507
Financials - 0.1%
Financial Services - 0.1%
Abu Dhabi Developmental Holding Co PJSC 5.25% 10/2/2054 (d)		265,000	261,771
Abu Dhabi Developmental Holding Co PJSC 5.5% 5/8/2034 (d)		230,000	243,933
MDGH GMTN RSC Ltd 2.875% 11/7/2029 (d)		280,000	266,525
MDGH GMTN RSC Ltd 4.375% 11/22/2033 (d)		120,000	118,551
MDGH GMTN RSC Ltd 5.084% 5/22/2053 (d)		390,000	376,350
MDGH GMTN RSC Ltd Series 1, 5.5% 4/28/2033 (d)		145,000	153,773
Sobha Sukuk Ltd 8.75% 7/17/2028 (r)		200,000	207,568
			1,628,471
Industrials - 0.0%
Transportation Infrastructure - 0.0%
DP World Crescent Ltd 3.7495% 1/30/2030 (d)		170,000	165,166
DP World Ltd/United Arab Emirates 5.625% 9/25/2048 (d)		295,000	293,156
			458,322
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Aldar Properties PJSC 6.6227% 4/15/2055 (b)(r)		400,000	420,376
Alpha Star Holding IX Ltd 7% 8/26/2028 (r)		200,000	203,660
Alpha Star Holding VIII Ltd 8.375% 4/12/2027 (r)		200,000	206,000
			830,036
Utilities - 0.0%
Multi-Utilities - 0.0%
Abu Dhabi National Energy Co PJSC 4% 10/3/2049 (d)		235,000	192,103
Abu Dhabi National Energy Co PJSC 4.375% 1/24/2029 (d)		150,000	151,118
Abu Dhabi National Energy Co PJSC 4.696% 4/24/2033 (d)		135,000	136,273
Abu Dhabi National Energy Co PJSC 4.75% 3/9/2037 (d)		280,000	277,113
Abu Dhabi National Energy Co PJSC 4.875% 4/23/2030 (d)		85,000	87,376
			843,983
TOTAL UNITED ARAB EMIRATES			4,856,319
UNITED KINGDOM - 1.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
BT Finance PLC 3.375% 11/17/2032 (r)	EUR	325,000	375,118
Virgin Media Finance PLC 5% 7/15/2030 (d)		40,000	35,401
			410,519
Media - 0.0%
Virgin Media Secured Finance PLC 4.5% 8/15/2030 (d)		1,085,000	1,011,638
Wireless Telecommunication Services - 0.0%
Vmed O2 UK Financing I PLC 6.75% 1/15/2033 (d)		185,000	184,234
TOTAL COMMUNICATION SERVICES			1,606,391

Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Macquarie Airfinance Holdings Ltd 6.4% 3/26/2029 (d)		75,000	78,838
Broadline Retail - 0.0%
John Lewis PLC 4.25% 12/18/2034 (r)	GBP	200,000	223,355
Marks & Spencer PLC 3.25% 7/10/2027 (n)(r)	GBP	339,000	440,344
			663,699
Hotels, Restaurants & Leisure - 0.0%
IHG Finance LLC 3.375% 9/10/2030 (r)	EUR	150,000	174,787
InterContinental Hotels Group PLC 3.375% 10/8/2028 (r)	GBP	254,000	326,285
Whitbread Group PLC 2.375% 5/31/2027 (r)	GBP	249,000	319,114
			820,186
Household Durables - 0.0%
Berkeley Group PLC/The 2.5% 8/11/2031 (r)	GBP	648,000	740,247
Specialty Retail - 0.0%
Belron UK Finance PLC 5.75% 10/15/2029 (d)		365,000	371,180
TOTAL CONSUMER DISCRETIONARY			2,674,150

Consumer Staples - 0.3%
Tobacco - 0.3%
BAT Capital Corp 4.7% 4/2/2027		1,252,000	1,259,537
BAT Capital Corp 4.906% 4/2/2030		1,500,000	1,536,267
BAT Capital Corp 5.282% 4/2/2050		1,500,000	1,374,779
BAT Capital Corp 6% 2/20/2034		10,000,000	10,762,373
BAT Capital Corp 6.421% 8/2/2033		1,137,000	1,259,514
BAT International Finance PLC 4.125% 4/12/2032 (r)	EUR	1,017,000	1,217,702
Imperial Brands Finance Netherlands BV 5.25% 2/15/2031 (r)	EUR	252,000	317,161
Imperial Brands Finance PLC 3.875% 2/12/2034 (r)	EUR	775,000	889,021
Imperial Brands Finance PLC 6.125% 7/27/2027 (d)		764,000	786,196
Reynolds American Inc 7.25% 6/15/2037		75,000	87,251
			19,489,801
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
EG Global Finance PLC 12% 11/30/2028 (d)		1,750,000	1,906,403
Financials - 0.6%
Banks - 0.5%
Barclays PLC 3.543% 8/14/2031 (b)(r)	EUR	600,000	704,965
Barclays PLC 5.088% 6/20/2030 (b)		1,421,000	1,446,540
Barclays PLC 5.2% 5/12/2026		1,318,000	1,323,133
Barclays PLC 5.69% 3/12/2030 (b)		3,094,000	3,223,044
Barclays PLC 5.829% 5/9/2027 (b)		2,370,000	2,386,135
Barclays PLC 6.224% 5/9/2034 (b)		8,576,000	9,275,811
Barclays PLC 6.49% 9/13/2029 (b)		2,400,000	2,540,491
Barclays PLC 6.692% 9/13/2034 (b)		2,000,000	2,224,158
HSBC Holdings PLC 4.787% 3/10/2032 (b)(r)	EUR	547,000	680,970
HSBC Holdings PLC 4.856% 5/23/2033 (b)(r)	EUR	640,000	802,868
HSBC Holdings PLC 5.813% 5/22/2033 (b)(r)	GBP	325,000	447,723
HSBC Holdings PLC 8.201% 11/16/2034 (b)(r)	GBP	225,000	329,115
Lloyds Banking Group PLC 4.75% 9/21/2031 (b)(r)	EUR	925,000	1,149,022
NatWest Group PLC 2.105% 11/28/2031 (b)(r)	GBP	638,000	827,821
NatWest Group PLC 3.073% 5/22/2028 (b)		951,000	937,384
NatWest Group PLC 5.847% 3/2/2027 (b)		3,394,000	3,406,877
NatWest Group PLC 7.416% 6/6/2033 (b)(r)	GBP	341,000	476,745
Standard Chartered PLC 3.864% 3/17/2033 (b)(r)	EUR	300,000	354,884
Virgin Money UK PLC 7.625% 8/23/2029 (b)(r)	GBP	586,000	839,906
			33,377,592
Consumer Finance - 0.0%
Motability Operations Group PLC 3.625% 1/22/2033 (r)	EUR	450,000	524,789
Financial Services - 0.0%
Nationwide Building Society 4% 7/30/2035 (b)(r)	EUR	200,000	236,038
Insurance - 0.1%
Admiral Group PLC 8.5% 1/6/2034 (r)	GBP	385,000	589,536
TOTAL FINANCIALS			34,727,955

Industrials - 0.0%
Ground Transportation - 0.0%
Mobico Group PLC 4.875% 9/26/2031 (r)	EUR	736,000	643,754
Trading Companies & Distributors - 0.0%
Travis Perkins PLC 3.75% 2/17/2026 (r)	GBP	141,000	183,727
Transportation Infrastructure - 0.0%
Heathrow Funding Ltd 6% 3/5/2032 (r)	GBP	505,000	689,006
TOTAL INDUSTRIALS			1,516,487

Real Estate - 0.0%
Office REITs - 0.0%
Great Portland Estates PLC 5.375% 9/25/2031 (r)	GBP	200,000	268,838
Real Estate Management & Development - 0.0%
Titanium Ruth Holdco Ltd 0.95% 6/2/2026 (r)	EUR	235,000	270,366
TOTAL REAL ESTATE			539,204

Utilities - 0.1%
Electric Utilities - 0.0%
London Power Networks PLC 3.837% 6/11/2037 (r)	EUR	275,000	319,278
NGG Finance PLC 2.125% 9/5/2082 (b)(r)	EUR	555,000	633,653
Scottish Hydro Electric Transmission PLC 3.375% 9/4/2032 (r)	EUR	375,000	437,031
			1,389,962
Independent Power and Renewable Electricity Producers - 0.0%
California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375% 2/15/2032 (d)		1,110,000	1,110,154
ContourGlobal Power Holdings SA 6.75% 2/28/2030 (d)		385,000	396,069
			1,506,223
Water Utilities - 0.1%
Anglian Water Osprey Financing PLC 2% 7/31/2028 (r)	GBP	179,000	215,680
Anglian Water Services Financing PLC 5.875% 6/20/2031 (r)	GBP	325,000	445,931
Anglian Water Services Financing PLC 6.25% 9/12/2044 (r)	GBP	175,000	223,899
Anglian Water Services Financing PLC 6.293% 7/30/2030 (r)	GBP	305,000	425,533
Northumbrian Water Finance PLC 5.375% 7/22/2032 (r)	GBP	250,000	333,157
Severn Trent Utilities Finance PLC 3.875% 8/4/2035 (r)	EUR	375,000	435,274
Severn Trent Utilities Finance PLC 4.625% 11/30/2034 (r)	GBP	348,000	439,371
South West Water Finance PLC 5.25% 9/15/2031 (r)	GBP	350,000	467,016
South West Water Finance PLC 5.75% 12/11/2032 (r)	GBP	100,000	137,362
SW Finance I PLC 6.875% 8/7/2032 (r)	GBP	300,000	412,339
SW Finance I PLC 7.375% 12/12/2041 (r)	GBP	346,000	473,552
United Utilities Water Finance PLC 3.5% 2/27/2033 (r)	EUR	300,000	347,120
Wessex Water Services Finance PLC 6.125% 9/19/2034 (r)	GBP	300,000	408,222
Yorkshire Water Finance PLC 6% 7/22/2033 (r)	GBP	300,000	404,273
			5,168,729
TOTAL UTILITIES			8,064,914

TOTAL UNITED KINGDOM			70,525,305
UNITED STATES - 16.0%
Communication Services - 1.4%
Diversified Telecommunication Services - 0.2%
APLD ComputeCo LLC 9.25% 12/15/2030 (d)		1,345,000	1,296,243
AT&T Inc 3.8% 12/1/2057		4,105,000	2,916,124
AT&T Inc 4.3% 2/15/2030		559,000	562,123
Cablevision Lightpath LLC 3.875% 9/15/2027 (d)		175,000	172,311
Cipher Compute LLC 7.125% 11/15/2030 (d)		450,000	457,173
Connect Holdings LLC 10.5% 4/3/2031 (d)		205,000	194,317
Level 3 Financing Inc 3.625% 1/15/2029 (d)		229,000	206,182
Level 3 Financing Inc 3.75% 7/15/2029 (d)		231,000	204,094
Level 3 Financing Inc 3.875% 10/15/2030 (d)		205,000	183,428
Level 3 Financing Inc 4% 4/15/2031 (d)		25,000	22,000
Level 3 Financing Inc 4.25% 7/1/2028 (d)		70,000	66,150
Level 3 Financing Inc 4.5% 4/1/2030 (d)		1,275,000	1,174,594
Level 3 Financing Inc 4.875% 6/15/2029 (d)		210,000	200,025
Level 3 Financing Inc 6.875% 6/30/2033 (d)		830,000	845,261
Level 3 Financing Inc 7% 3/31/2034 (d)		600,000	614,544
Lumen Technologies Inc 4.125% 4/15/2030 (d)		110,000	109,060
Lumen Technologies Inc 4.5% 1/15/2029 (d)		70,000	64,869
Verizon Communications Inc 2.55% 3/21/2031		1,065,000	974,421
Verizon Communications Inc 4.75% 1/15/2033		3,562,000	3,583,662
Verizon Communications Inc 4.78% 2/15/2035		1,330,000	1,319,413
Windstream Services LLC 7.5% 10/15/2033 (d)		1,045,000	1,063,477
WULF Compute LLC 7.75% 10/15/2030 (d)		1,110,000	1,147,652
			17,377,123
Interactive Media & Services - 0.0%
Alphabet Inc 3.375% 5/6/2037	EUR	100,000	114,384
Alphabet Inc 3.875% 5/6/2045	EUR	100,000	113,318
Alphabet Inc 4% 5/6/2054	EUR	100,000	111,085
Snap Inc 6.875% 3/1/2033 (d)		295,000	303,890
Snap Inc 6.875% 3/15/2034 (d)		195,000	199,329
			842,006
Media - 1.0%
Advantage Sales & Marketing Inc 6.5% 11/15/2028 (d)		590,000	500,025
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (d)		485,000	410,954
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 2/1/2031 (d)		730,000	672,500
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 5/1/2032		710,000	639,616
CCO Holdings LLC / CCO Holdings Capital Corp 4.5% 6/1/2033 (d)		425,000	373,365
CCO Holdings LLC / CCO Holdings Capital Corp 4.75% 2/1/2032 (d)		325,000	298,621
Charter Communications Operating LLC / Charter Communications Operating Capital 2.3% 2/1/2032		5,694,000	4,893,345
Charter Communications Operating LLC / Charter Communications Operating Capital 4.4% 4/1/2033		6,526,000	6,152,307
Charter Communications Operating LLC / Charter Communications Operating Capital 5.25% 4/1/2053		2,154,000	1,745,739
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047		3,941,000	3,305,751
Charter Communications Operating LLC / Charter Communications Operating Capital 5.5% 4/1/2063		2,499,000	2,010,739
Charter Communications Operating LLC / Charter Communications Operating Capital 5.75% 4/1/2048		861,000	754,502
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029		1,898,000	1,979,097
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/2045		2,039,000	1,953,623
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034		15,310,000	16,146,488
Charter Communications Operating LLC / Charter Communications Operating Capital 6.65% 2/1/2034		11,000,000	11,640,748
Clear Channel Outdoor Holdings Inc 7.125% 2/15/2031 (d)		525,000	546,424
Clear Channel Outdoor Holdings Inc 7.5% 3/15/2033 (d)		525,000	551,810
Clear Channel Outdoor Holdings Inc 7.5% 6/1/2029 (d)		436,000	431,265
Clear Channel Outdoor Holdings Inc 7.75% 4/15/2028 (d)		205,000	205,060
Clear Channel Outdoor Holdings Inc 7.875% 4/1/2030 (d)		355,000	374,029
CMG Media Corp 8.875% 6/18/2029 (d)		85,000	69,700
Comcast Corp 6.45% 3/15/2037		365,000	405,431
CSC Holdings LLC 3.375% 2/15/2031 (d)		3,115,000	1,729,879
CSC Holdings LLC 4.125% 12/1/2030 (d)		115,000	65,591
CSC Holdings LLC 4.5% 11/15/2031 (d)		425,000	240,289
CSC Holdings LLC 4.625% 12/1/2030 (d)		550,000	196,426
CSC Holdings LLC 5.375% 2/1/2028 (d)		100,000	72,482
Discovery Communications LLC 5% 9/20/2037		175,000	148,855
Discovery Communications LLC 6.35% 6/1/2040		205,000	184,818
DISH DBS Corp 5.125% 6/1/2029		852,000	721,105
DISH DBS Corp 5.25% 12/1/2026 (d)		80,000	78,154
DISH DBS Corp 7.375% 7/1/2028		310,000	288,982
DISH DBS Corp 7.75% 7/1/2026		935,000	915,375
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (b)		1,688,038	1,753,095
EW Scripps Co/The 9.875% 8/15/2030 (d)		390,000	393,026
Lamar Media Corp 5.375% 11/1/2033 (d)		185,000	185,202
Time Warner Cable LLC 4.5% 9/15/2042		167,000	130,270
Time Warner Cable LLC 6.75% 6/15/2039		378,000	384,904
Time Warner Cable LLC 7.3% 7/1/2038		2,420,000	2,576,200
Univision Communications Inc 7.375% 6/30/2030 (d)(s)		1,440,000	1,460,786
Univision Communications Inc 8.5% 7/31/2031 (d)(s)		905,000	936,218
Univision Communications Inc 9.375% 8/1/2032 (d)		295,000	313,161
Warnermedia Holdings Inc 4.279% 3/15/2032		80,000	73,100
Warnermedia Holdings Inc 5.05% 3/15/2042		590,000	471,923
Warnermedia Holdings Inc 5.141% 3/15/2052		150,000	112,200
			69,493,180
Wireless Telecommunication Services - 0.2%
T-Mobile USA Inc 3.75% 4/15/2027		1,250,000	1,244,300
T-Mobile USA Inc 3.875% 4/15/2030		2,100,000	2,068,578
T-Mobile USA Inc 4.5% 4/15/2050		528,000	444,473
T-Mobile USA Inc 5.05% 7/15/2033		13,000,000	13,347,244
			17,104,595
TOTAL COMMUNICATION SERVICES			104,816,904

Consumer Discretionary - 0.5%
Automobile Components - 0.0%
Adient Global Holdings Ltd 7.5% 2/15/2033 (d)		365,000	377,878
American Axle & Manufacturing Inc 6.375% 10/15/2032 (d)		280,000	281,717
American Axle & Manufacturing Inc 7.75% 10/15/2033 (d)		530,000	535,270
Clarios Global LP / Clarios US Finance Co 6.75% 9/15/2032 (d)		535,000	550,289
Clarios Global LP / Clarios US Finance Co 6.75% 2/15/2030 (d)		330,000	343,028
			2,088,182
Automobiles - 0.1%
American Honda Finance Corp 5.05% 8/20/2031	GBP	375,000	501,094
Ford Motor Co 3.25% 2/12/2032		4,000,000	3,513,670
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 10% 1/15/2031 (d)		340,000	325,767
Stellantis Finance US Inc 5.75% 3/18/2030 (d)		570,000	585,319
			4,925,850
Broadline Retail - 0.0%
GrubHub Holdings Inc 13% 7/31/2030 pay-in-kind (d)		131,810	111,815
Saks Global Enterprises LLC 11% 12/15/2029 (d)		800,500	277,376
Wayfair LLC 6.75% 11/15/2032 (d)		365,000	372,428
Wayfair LLC 7.25% 10/31/2029 (d)(s)		950,000	988,235
Wayfair LLC 7.75% 9/15/2030 (d)(s)		1,224,000	1,304,510
			3,054,364
Diversified Consumer Services - 0.0%
Service Corp International/US 5.75% 10/15/2032		160,000	163,266
Sotheby's 7.375% 10/15/2027 (d)		1,190,000	1,184,752
StoneMor Inc 8.5% 5/15/2029 (d)		903,000	881,764
TKC Holdings Inc 10.5% 5/15/2029 (d)		535,000	548,647
TKC Holdings Inc 6.875% 5/15/2028 (d)		295,000	297,197
			3,075,626
Hotels, Restaurants & Leisure - 0.2%
Acushnet Co 5.625% 12/1/2033 (d)		185,000	186,437
Caesars Entertainment Inc 6% 10/15/2032 (d)		195,000	186,036
Caesars Entertainment Inc 6.5% 2/15/2032 (d)		365,000	371,260
Carnival Corp 5.75% 3/15/2030 (d)		670,000	688,605
Carnival Corp 5.75% 8/1/2032 (d)		80,000	82,009
Carnival Corp 5.875% 6/15/2031 (d)		655,000	674,421
Carnival Corp 6.125% 2/15/2033 (d)		1,555,000	1,601,789
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (d)		1,265,000	1,179,797
Hilton Domestic Operating Co Inc 3.625% 2/15/2032 (d)		1,110,000	1,031,504
Hilton Domestic Operating Co Inc 5.75% 9/15/2033 (d)		345,000	353,622
Hilton Domestic Operating Co Inc 5.875% 3/15/2033 (d)		315,000	324,811
Hilton Domestic Operating Co Inc 5.875% 4/1/2029 (d)		1,045,000	1,070,249
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower Inc 6.625% 1/15/2032 (d)		50,000	50,925
Life Time Inc 6% 11/15/2031 (d)		1,035,000	1,055,475
Light & Wonder International Inc 6.25% 10/1/2033 (d)		550,000	553,380
Lindblad Expeditions LLC 7% 9/15/2030 (d)		225,000	230,756
MajorDrive Holdings IV LLC 6.375% 6/1/2029 (d)		535,000	363,800
McDonald's Corp 3.5% 5/21/2032 (r)	EUR	425,000	499,222
McDonald's Corp 3.5% 7/1/2027		353,000	350,554
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC 11.875% 4/15/2031 (d)		330,000	345,108
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC 8.25% 4/15/2030 (d)		180,000	187,193
NCL Corp Ltd 5.875% 1/15/2031 (d)		55,000	54,276
NCL Corp Ltd 6.25% 9/15/2033 (d)		400,000	395,211
NCL Corp Ltd 6.75% 2/1/2032 (d)		365,000	370,439
Royal Caribbean Cruises Ltd 5.625% 9/30/2031 (d)		1,900,000	1,941,916
Royal Caribbean Cruises Ltd 6% 2/1/2033 (d)		886,000	912,240
Viking Cruises Ltd 5.875% 10/15/2033 (d)		1,840,000	1,869,830
Yum! Brands Inc 4.625% 1/31/2032		219,000	215,636
			17,146,501
Household Durables - 0.1%
Ashton Woods USA LLC / Ashton Woods Finance Co 6.875% 8/1/2033 (d)		195,000	195,994
Century Communities Inc 6.625% 9/15/2033 (d)		355,000	359,987
Dream Finders Homes Inc 6.875% 9/15/2030 (d)		355,000	357,767
LGI Homes Inc 7% 11/15/2032 (d)		1,325,000	1,298,066
LGI Homes Inc 8.75% 12/15/2028 (d)		221,000	230,245
New Home Co Inc/The 8.5% 11/1/2030 (d)		175,000	180,254
TopBuild Corp 4.125% 2/15/2032 (d)		385,000	367,087
TopBuild Corp 5.625% 1/31/2034 (d)		365,000	369,983
Whirlpool Corp 5.75% 3/1/2034		45,000	43,257
Whirlpool Corp 6.125% 6/15/2030		682,000	688,858
Whirlpool Corp 6.5% 6/15/2033 (s)		1,180,000	1,172,610
			5,264,108
Specialty Retail - 0.1%
AutoNation Inc 4.75% 6/1/2030		156,000	157,578
AutoZone Inc 4% 4/15/2030		1,110,000	1,101,161
Carvana Co 9% 6/1/2030 pay-in-kind (b)(d)		681,250	714,333
Champions Financing Inc 8.75% 2/15/2029 (d)(s)		455,000	453,549
LBM Acquisition LLC 6.25% 1/15/2029 (d)		275,000	245,993
LBM Acquisition LLC 9.5% 6/15/2031 (d)		560,000	577,203
Lowe's Cos Inc 3.35% 4/1/2027		149,000	147,744
Lowe's Cos Inc 3.75% 4/1/2032		459,000	441,105
O'Reilly Automotive Inc 4.2% 4/1/2030		246,000	245,713
Park River Holdings Inc 8% 3/15/2031 (d)		140,000	144,627
SGUS LLC 11% 12/15/2029 (d)		434,045	351,731
Staples Inc 10.75% 9/1/2029 (d)		820,000	805,930
Staples Inc 12.75% 1/15/2030 (d)		578,275	455,792
Wand NewCo 3 Inc 7.625% 1/30/2032 (d)(s)		215,000	226,552
White Cap Supply Holdings LLC 7.375% 11/15/2030 (d)		180,000	183,585
			6,252,596
TOTAL CONSUMER DISCRETIONARY			41,807,227

Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.2%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (d)		625,000	620,292
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.5% 3/31/2031 (d)		325,000	329,441
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 5.75% 3/31/2034 (d)		370,000	372,984
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.25% 3/15/2033 (d)		440,000	455,625
C&S Group Enterprises LLC 5% 12/15/2028 (d)		395,000	366,886
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (d)		700,000	731,310
Kroger Co/The 5% 9/15/2034		2,680,000	2,722,952
Mars Inc 4.8% 3/1/2030 (d)		4,050,000	4,148,744
Mars Inc 5% 3/1/2032 (d)		3,041,000	3,142,772
Performance Food Group Inc 6.125% 9/15/2032 (d)		345,000	354,933
Sysco Corp 5.95% 4/1/2030		471,000	499,537
Sysco Corp 6.6% 4/1/2050		710,000	788,509
US Foods Inc 5.75% 4/15/2033 (d)		220,000	223,960
US Foods Inc 7.25% 1/15/2032 (d)		180,000	189,649
			14,947,594
Food Products - 0.0%
Lamb Weston Holdings Inc 4.375% 1/31/2032 (d)(s)		1,215,000	1,162,918
Post Holdings Inc 6.25% 10/15/2034 (d)		295,000	299,614
Post Holdings Inc 6.375% 3/1/2033 (d)		535,000	541,509
			2,004,041
Household Products - 0.0%
Resideo Funding Inc 6.5% 7/15/2032 (d)		210,000	214,989
Tobacco - 0.1%
Altria Group Inc 3.875% 9/16/2046		1,521,000	1,161,596
Altria Group Inc 4.25% 8/9/2042		932,000	791,595
Altria Group Inc 4.5% 5/2/2043		632,000	548,595
Altria Group Inc 4.8% 2/14/2029		173,000	175,938
Altria Group Inc 5.95% 2/14/2049		600,000	612,109
Philip Morris International Inc 3.25% 6/6/2032	EUR	900,000	1,037,320
			4,327,153
TOTAL CONSUMER STAPLES			21,493,777

Energy - 1.9%
Energy Equipment & Services - 0.0%
Kodiak Gas Services LLC 6.5% 10/1/2033 (d)		250,000	255,013
Kodiak Gas Services LLC 6.75% 10/1/2035 (d)		285,000	292,834
Nabors Industries Inc 8.875% 8/15/2031 (d)		325,000	317,363
Nabors Industries Ltd 7.5% 1/15/2028 (d)		435,000	435,561
Star Holding LLC 8.75% 8/1/2031 (d)(s)		270,000	272,570
Transocean International Ltd 7.875% 10/15/2032 (d)		100,000	104,241
Transocean International Ltd 8.25% 5/15/2029 (d)		710,000	722,224
Transocean International Ltd 8.5% 5/15/2031 (d)		835,000	841,788
USA Compression Partners LP / USA Compression Finance Corp 6.25% 10/1/2033 (d)		365,000	368,272
WBI Operating LLC 6.25% 10/15/2030 (d)		295,000	295,118
WBI Operating LLC 6.5% 10/15/2033 (d)		295,000	294,857
			4,199,841
Oil, Gas & Consumable Fuels - 1.9%
Antero Midstream Partners LP / Antero Midstream Finance Corp 5.75% 10/15/2033 (d)		180,000	180,889
Ascent Resources Utica Holdings LLC / ARU Finance Corp 6.625% 7/15/2033 (d)		210,000	214,031
California Resources Corp 7% 1/15/2034 (d)		35,000	34,912
California Resources Corp 8.25% 6/15/2029 (d)		1,085,000	1,135,208
Calumet Specialty Products Partners LP / Calumet Finance Corp 8.125% 1/15/2027 (d)		495,000	493,477
Calumet Specialty Products Partners LP / Calumet Finance Corp 9.75% 7/15/2028 (d)		711,000	710,275
CNX Midstream Partners LP 4.75% 4/15/2030 (d)		955,000	915,971
CNX Resources Corp 7.25% 3/1/2032 (d)		235,000	245,069
Columbia Pipeline Group Inc 5.8% 6/1/2045		10,000	9,993
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (d)		290,000	307,880
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (d)		5,781,000	6,207,954
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (d)		233,000	249,886
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (d)		420,000	453,162
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (d)		252,000	277,944
Comstock Resources Inc 5.875% 1/15/2030 (d)		530,000	514,947
Comstock Resources Inc 6.75% 3/1/2029 (d)		425,000	426,289
CVR Energy Inc 8.5% 1/15/2029 (d)		545,000	560,517
DBR Land Holdings LLC 6.25% 12/1/2030 (d)		435,000	440,572
DCP Midstream Operating LP 5.125% 5/15/2029		659,000	674,563
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.125% 6/1/2028 (d)		1,090,000	1,096,212
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.375% 6/30/2033 (d)		30,000	30,734
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (d)		262,000	274,617
Energy Transfer LP 3.75% 5/15/2030		481,000	469,252
Energy Transfer LP 4.95% 6/15/2028		494,000	502,577
Energy Transfer LP 5% 5/15/2050		839,000	713,427
Energy Transfer LP 5.25% 4/15/2029		350,000	360,187
Energy Transfer LP 5.75% 2/15/2033		4,000,000	4,224,986
Energy Transfer LP 5.8% 6/15/2038		275,000	282,731
Energy Transfer LP 6.5% 2/15/2056 (b)		39,000	38,448
Energy Transfer LP 6.55% 12/1/2033		14,000,000	15,442,914
Energy Transfer LP 6.75% 2/15/2056 (b)		39,000	38,807
Energy Transfer LP 7.375% 2/1/2031 (d)		185,000	192,522
Exxon Mobil Corp 3.482% 3/19/2030		3,150,000	3,090,754
Genesis Energy LP / Genesis Energy Finance Corp 8% 5/15/2033		705,000	727,318
Global Partners LP / GLP Finance Corp 6.875% 1/15/2029		250,000	253,026
Global Partners LP / GLP Finance Corp 7.125% 7/1/2033 (d)		160,000	162,504
Harvest Midstream I LP 7.5% 5/15/2032 (d)		385,000	400,065
Hess Corp 5.8% 4/1/2047		874,000	911,790
Hess Corp 7.125% 3/15/2033		201,000	234,878
Hess Corp 7.3% 8/15/2031		2,102,000	2,432,734
Hess Midstream Operations LP 5.125% 6/15/2028 (d)		540,000	540,105
Hess Midstream Operations LP 5.875% 3/1/2028 (d)		370,000	376,226
Hess Midstream Operations LP 6.5% 6/1/2029 (d)		490,000	507,042
Howard Midstream Energy Partners LLC 6.625% 1/15/2034 (d)		195,000	199,904
Howard Midstream Energy Partners LLC 7.375% 7/15/2032 (d)		355,000	374,698
Kinder Morgan Energy Partners LP 6.55% 9/15/2040		1,365,000	1,495,460
Kinder Morgan Inc 5.55% 6/1/2045		415,000	405,444
Kinetik Holdings LP 5.875% 6/15/2030 (d)		465,000	468,707
Kinetik Holdings LP 6.625% 12/15/2028 (d)		480,000	493,792
Moss Creek Resources Holdings Inc 8.25% 9/1/2031 (d)		585,000	561,055
MPLX LP 4.8% 2/15/2029		175,000	177,808
MPLX LP 4.95% 9/1/2032		10,463,000	10,546,856
MPLX LP 5% 3/1/2033		2,000,000	2,019,134
MPLX LP 5.5% 2/15/2049		525,000	487,236
Occidental Petroleum Corp 6.2% 3/15/2040		700,000	715,831
Occidental Petroleum Corp 6.45% 9/15/2036		600,000	640,665
Occidental Petroleum Corp 6.6% 3/15/2046		807,000	840,057
Occidental Petroleum Corp 6.625% 9/1/2030		8,000,000	8,621,728
Occidental Petroleum Corp 7.5% 5/1/2031		5,927,000	6,685,016
Occidental Petroleum Corp 7.875% 9/15/2031		4,000,000	4,591,757
ONEOK Inc 4.25% 9/24/2027		1,249,000	1,251,938
ONEOK Inc 4.4% 10/15/2029		1,306,000	1,310,067
ONEOK Inc 4.75% 10/15/2031		2,540,000	2,551,781
Ovintiv Inc 5.15% 11/15/2041		1,916,000	1,680,665
Ovintiv Inc 6.625% 8/15/2037		350,000	372,540
Ovintiv Inc 7.375% 11/1/2031		435,000	486,562
Ovintiv Inc 8.125% 9/15/2030		1,083,000	1,241,005
PBF Holding Co LLC / PBF Finance Corp 6% 2/15/2028		186,000	183,993
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (d)		660,000	650,044
PBF Holding Co LLC / PBF Finance Corp 9.875% 3/15/2030 (d)		570,000	599,180
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029		4,767,000	4,628,919
Prairie Acquiror LP 9% 8/1/2029 (d)		320,000	330,771
Rockies Express Pipeline LLC 4.8% 5/15/2030 (d)		490,000	480,233
Rockies Express Pipeline LLC 4.95% 7/15/2029 (d)		230,000	230,075
Rockies Express Pipeline LLC 6.75% 3/15/2033 (d)		450,000	472,134
Rockies Express Pipeline LLC 6.875% 4/15/2040 (d)		110,000	114,356
Sabine Pass Liquefaction LLC 4.5% 5/15/2030		1,622,000	1,631,614
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029		160,000	156,813
Sunoco LP / Sunoco Finance Corp 5.875% 3/15/2028		150,000	150,477
Sunoco LP / Sunoco Finance Corp 6% 4/15/2027		855,000	856,345
Sunoco LP 4.625% 5/1/2030 (d)		300,000	292,451
Sunoco LP 5.625% 3/15/2031 (d)		165,000	165,939
Sunoco LP 5.875% 3/15/2034 (d)		165,000	166,063
Sunoco LP 6.25% 7/1/2033 (d)		405,000	415,985
Sunoco LP 6.625% 8/15/2032 (d)		1,180,000	1,216,500
Sunoco LP 7% 5/1/2029 (d)		60,000	62,455
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 5.5% 1/15/2028 (d)		320,000	319,818
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 12/31/2030 (d)		1,820,000	1,813,933
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6.75% 3/15/2034 (d)		175,000	175,207
Talos Production Inc 9% 2/1/2029 (d)		345,000	359,823
Targa Resources Corp 4.35% 1/15/2029		1,656,000	1,661,571
Targa Resources Corp 4.9% 9/15/2030		2,167,000	2,210,224
Targa Resources Corp 5.65% 2/15/2036		5,217,000	5,391,070
Transcontinental Gas Pipe Line Co LLC 3.25% 5/15/2030		207,000	198,108
Venture Global Plaquemines LNG LLC 6.5% 1/15/2034 (d)		645,000	667,126
Venture Global Plaquemines LNG LLC 6.75% 1/15/2036 (d)		535,000	560,756
Venture Global Plaquemines LNG LLC 7.5% 5/1/2033 (d)		370,000	403,180
Venture Global Plaquemines LNG LLC 7.75% 5/1/2035 (d)		380,000	423,354
Western Gas Partners LP 4.05% 2/1/2030 (n)		11,000,000	10,818,107
Western Gas Partners LP 4.5% 3/1/2028		200,000	200,727
Western Gas Partners LP 4.65% 7/1/2026		138,000	138,149
Western Gas Partners LP 4.75% 8/15/2028		168,000	169,559
Williams Cos Inc/The 3.5% 11/15/2030		1,727,000	1,656,628
Williams Cos Inc/The 4.65% 8/15/2032		3,526,000	3,547,799
Williams Cos Inc/The 5.4% 3/2/2026		823,000	825,867
Williams Cos Inc/The 5.65% 3/15/2033		4,000,000	4,229,288
Williams Cos Inc/The 5.75% 6/24/2044		35,000	35,401
			144,187,143
TOTAL ENERGY			148,386,984

Financials - 6.2%
Banks - 3.4%
Bank of America Corp 2.299% 7/21/2032 (b)		1,880,000	1,686,433
Bank of America Corp 2.592% 4/29/2031 (b)		10,000,000	9,349,726
Bank of America Corp 3.705% 4/24/2028 (b)		528,000	525,276
Bank of America Corp 4.376% 4/27/2028 (b)		10,000,000	10,035,967
Bank of America Corp 5.015% 7/22/2033 (b)		13,317,000	13,701,737
Bank of America Corp 5.288% 4/25/2034 (b)		11,000,000	11,461,327
Bank of America Corp 5.872% 9/15/2034 (b)		9,000,000	9,701,434
Citigroup Inc 3.07% 2/24/2028 (b)		2,000,000	1,974,668
Citigroup Inc 4.296% 7/23/2036 (b)	EUR	200,000	236,389
Citigroup Inc 4.3% 11/20/2026		6,314,000	6,324,998
Citigroup Inc 4.412% 3/31/2031 (b)		9,221,000	9,250,773
Citigroup Inc 4.45% 9/29/2027		4,372,000	4,393,443
Citigroup Inc 4.91% 5/24/2033 (b)		16,224,000	16,522,534
Citigroup Inc 6.27% 11/17/2033 (b)		2,000,000	2,191,318
First-Citizens Bank & Trust Co 6.125% 3/9/2028		210,000	217,790
JPMorgan Chase & Co 2.956% 5/13/2031 (b)		880,000	830,832
JPMorgan Chase & Co 3.761% 3/21/2034 (b)(r)	EUR	251,000	298,101
JPMorgan Chase & Co 3.882% 7/24/2038 (b)		1,000,000	910,591
JPMorgan Chase & Co 4.452% 12/5/2029 (b)		5,500,000	5,561,063
JPMorgan Chase & Co 4.493% 3/24/2031 (b)		3,000,000	3,039,723
JPMorgan Chase & Co 4.586% 4/26/2033 (b)		2,682,000	2,709,359
JPMorgan Chase & Co 4.912% 7/25/2033 (b)		9,234,000	9,481,148
JPMorgan Chase & Co 5.103% 4/22/2031 (b)		4,288,000	4,447,037
JPMorgan Chase & Co 5.299% 7/24/2029 (b)		6,500,000	6,702,331
JPMorgan Chase & Co 5.336% 1/23/2035 (b)		5,000,000	5,230,671
JPMorgan Chase & Co 5.35% 6/1/2034 (b)		14,000,000	14,697,042
JPMorgan Chase & Co 5.572% 4/22/2036 (b)		5,093,000	5,410,150
JPMorgan Chase & Co 5.581% 4/22/2030 (b)		15,000,000	15,698,199
JPMorgan Chase & Co 5.717% 9/14/2033 (b)		2,700,000	2,882,379
Morgan Stanley Private Bank NA 4.204% 11/17/2028 (b)		7,590,000	7,602,858
Morgan Stanley Private Bank NA 4.465% 11/19/2031 (b)		7,586,000	7,627,490
Synchrony Bank 5.625% 8/23/2027		1,253,000	1,278,090
Wells Fargo & Co 2.879% 10/30/2030 (b)		5,000,000	4,766,593
Wells Fargo & Co 3.526% 3/24/2028 (b)		2,047,000	2,032,148
Wells Fargo & Co 4.478% 4/4/2031 (b)		15,026,000	15,189,756
Wells Fargo & Co 4.897% 7/25/2033 (b)		7,711,000	7,887,880
Wells Fargo & Co 5.15% 4/23/2031 (b)		5,839,000	6,047,127
Wells Fargo & Co 5.389% 4/24/2034 (b)		7,133,000	7,477,583
Wells Fargo & Co 5.499% 1/23/2035 (b)		686,000	721,345
Wells Fargo & Co 5.557% 7/25/2034 (b)		2,000,000	2,118,376
Wells Fargo & Co 5.574% 7/25/2029 (b)		6,500,000	6,736,651
Wells Fargo & Co 5.605% 4/23/2036 (b)		5,157,000	5,469,550
Wells Fargo & Co 6.303% 10/23/2029 (b)		2,000,000	2,117,776
Western Alliance Bancorp 3% 6/15/2031 (b)		105,000	100,483
			252,646,145
Capital Markets - 1.6%
Athene Global Funding 5.339% 1/15/2027 (d)		4,562,000	4,621,034
Athene Global Funding 5.583% 1/9/2029 (d)		5,040,000	5,182,827
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (b)		18,922,000	17,014,999
Goldman Sachs Group Inc/The 3.102% 2/24/2033 (b)		8,272,000	7,656,059
Goldman Sachs Group Inc/The 3.691% 6/5/2028 (b)		4,660,000	4,628,373
Goldman Sachs Group Inc/The 3.8% 3/15/2030		3,630,000	3,582,481
Goldman Sachs Group Inc/The 3.814% 4/23/2029 (b)		6,025,000	5,983,875
Goldman Sachs Group Inc/The 4.017% 10/31/2038 (b)		1,000,000	908,690
Goldman Sachs Group Inc/The 4.223% 5/1/2029 (b)		2,500,000	2,505,153
Goldman Sachs Group Inc/The 6.75% 10/1/2037		278,000	313,129
Hightower Holding LLC 9.125% 1/31/2030 (d)		440,000	467,667
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (d)		700,000	712,100
Jane Street Group / JSG Finance Inc 6.75% 5/1/2033 (d)		785,000	821,015
Jefferies Finance LLC / JFIN Co-Issuer Corp 5% 8/15/2028 (d)		470,000	446,438
Jefferies Finance LLC / JFIN Co-Issuer Corp 6.625% 10/15/2031 (d)		360,000	351,343
Moody's Corp 3.25% 1/15/2028		10,000	9,847
Morgan Stanley 2.699% 1/22/2031 (b)		12,000,000	11,274,042
Morgan Stanley 3.622% 4/1/2031 (b)		2,099,000	2,046,617
Morgan Stanley 3.955% 3/21/2035 (b)	EUR	270,000	321,533
Morgan Stanley 4.099% 5/22/2036 (b)	EUR	400,000	478,731
Morgan Stanley 4.431% 1/23/2030 (b)		2,242,000	2,258,793
Morgan Stanley 4.889% 7/20/2033 (b)		10,947,000	11,206,120
Morgan Stanley 5.164% 4/20/2029 (b)		6,000,000	6,142,820
Morgan Stanley 5.192% 4/17/2031 (b)		3,887,000	4,023,045
Morgan Stanley 5.424% 7/21/2034 (b)		7,000,000	7,337,708
Morgan Stanley 5.449% 7/20/2029 (b)		1,318,000	1,362,120
Morgan Stanley 5.664% 4/17/2036 (b)		3,082,000	3,271,813
Morgan Stanley 5.831% 4/19/2035 (b)		6,000,000	6,435,508
MSCI Inc 5.15% 3/15/2036		1,323,000	1,321,387
MSCI Inc 5.25% 9/1/2035		3,679,000	3,720,133
Stonex Escrow Issuer LLC 6.875% 7/15/2032 (d)		180,000	186,319
VFH Parent LLC / Valor Co-Issuer Inc 7.5% 6/15/2031 (d)		215,000	225,646
			116,817,365
Consumer Finance - 0.6%
Ally Financial Inc 4.75% 6/9/2027		2,500,000	2,513,222
Ally Financial Inc 6.646% 1/17/2040 (b)		596,000	598,812
Ally Financial Inc 7.1% 11/15/2027		2,060,000	2,157,292
Ally Financial Inc 8% 11/1/2031		1,271,000	1,446,375
Capital One Financial Corp 3.273% 3/1/2030 (b)		1,358,000	1,318,496
Capital One Financial Corp 3.65% 5/11/2027		2,746,000	2,730,866
Capital One Financial Corp 3.8% 1/31/2028		669,000	665,430
Capital One Financial Corp 4.1% 2/9/2027		284,000	283,785
Capital One Financial Corp 4.5% 1/30/2026		803,000	803,000
Capital One Financial Corp 4.927% 5/10/2028 (b)		2,786,000	2,815,271
Capital One Financial Corp 5.247% 7/26/2030 (b)		2,210,000	2,277,485
Capital One Financial Corp 6.312% 6/8/2029 (b)		5,000,000	5,250,208
Capital One Financial Corp 7.624% 10/30/2031 (b)		7,238,000	8,190,212
Encore Capital Group Inc 8.5% 5/15/2030 (d)(s)		715,000	760,954
Ford Motor Credit Co LLC 4.445% 2/14/2030	EUR	212,000	252,227
Ford Motor Credit Co LLC 5.73% 9/5/2030		354,000	360,270
Ford Motor Credit Co LLC 6.184% 8/29/2031	GBP	250,000	336,713
Ford Motor Credit Co LLC 6.8% 5/12/2028		2,000,000	2,083,151
Ford Motor Credit Co LLC 7.122% 11/7/2033		4,000,000	4,310,806
LFS Topco LLC 8.75% 7/15/2030 (d)(s)		755,000	738,188
Navient Corp 5.5% 3/15/2029 (s)		195,000	192,107
Navient Corp 5.625% 8/1/2033		400,000	360,481
Navient Corp 7.875% 6/15/2032		435,000	449,465
OneMain Finance Corp 6.125% 5/15/2030		350,000	355,628
OneMain Finance Corp 6.5% 3/15/2033		180,000	180,870
OneMain Finance Corp 6.625% 5/15/2029 (s)		415,000	429,430
OneMain Finance Corp 6.75% 3/15/2032		185,000	189,077
OneMain Finance Corp 7.125% 11/15/2031 (s)		850,000	885,609
OneMain Finance Corp 7.125% 9/15/2032		375,000	388,375
OneMain Finance Corp 7.5% 5/15/2031		235,000	246,875
OneMain Finance Corp 7.875% 3/15/2030		365,000	386,320
PRA Group Inc 8.875% 1/31/2030 (d)(s)		325,000	336,927
SLM Corp 6.5% 1/31/2030		335,000	349,184
Stellantis Financial Services US Corp 5.4% 9/15/2030 (d)		597,000	602,540
Synchrony Financial 3.95% 12/1/2027		2,458,000	2,437,706
			47,683,357
Financial Services - 0.4%
Block Inc 5.625% 8/15/2030 (d)		330,000	336,248
Block Inc 6% 8/15/2033 (d)		260,000	267,217
Block Inc 6.5% 5/15/2032		1,685,000	1,760,948
Burford Capital Global Finance LLC 7.5% 7/15/2033 (d)		325,000	317,733
Clue Opco LLC 9.5% 10/15/2031 (d)(s)		205,000	212,258
Corebridge Financial Inc 3.65% 4/5/2027		1,551,000	1,539,030
Corebridge Financial Inc 3.85% 4/5/2029		623,000	613,533
Corebridge Financial Inc 3.9% 4/5/2032		9,241,000	8,784,370
Corebridge Financial Inc 4.35% 4/5/2042		169,000	145,542
CrossCountry Intermediate HoldCo LLC 6.5% 10/1/2030 (d)		370,000	374,698
CrossCountry Intermediate HoldCo LLC 6.75% 12/1/2032 (d)		185,000	187,063
Equitable Holdings Inc 4.572% 2/15/2029 (d)		265,000	266,523
HA Sustainable Infrastructure Capital Inc 8% 6/1/2056 (b)		554,000	564,486
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (d)		665,000	666,663
Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.25% 5/15/2027		746,000	736,413
Icahn Enterprises LP / Icahn Enterprises Finance Corp 6.25% 5/15/2026		481,000	480,540
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9% 6/15/2030		120,000	115,998
ION Platform Finance US Inc 7.875% 9/30/2032 (d)		640,000	609,803
Jackson Financial Inc 3.125% 11/23/2031		194,000	176,824
Jackson Financial Inc 5.17% 6/8/2027		682,000	689,637
Jackson Financial Inc 5.67% 6/8/2032		734,000	760,988
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3% 5/15/2032		6,955,000	6,290,063
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3.625% 1/15/2032		353,000	330,766
Jefferson Capital Holdin 8.25% 5/15/2030 (d)		283,000	296,059
NFE Financing LLC 12% 11/15/2029 (d)(i)		878,176	222,529
PennyMac Financial Services Inc 6.75% 2/15/2034 (d)		350,000	360,650
PennyMac Financial Services Inc 6.875% 2/15/2033 (d)		335,000	348,687
PennyMac Financial Services Inc 6.875% 5/15/2032 (d)		425,000	443,676
Pine Street Trust II 5.568% 2/15/2049 (d)		1,000,000	950,999
Rocket Cos Inc 6.125% 8/1/2030 (d)		545,000	565,743
Rocket Cos Inc 6.375% 8/1/2033 (d)		605,000	633,537
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.75% 8/15/2032 (d)		355,000	368,991
UWM Holdings LLC 6.25% 3/15/2031 (d)		400,000	401,768
UWM Holdings LLC 6.625% 2/1/2030 (d)		690,000	701,180
Walker & Dunlop Inc 6.625% 4/1/2033 (d)		275,000	282,655
WEX Inc 6.5% 3/15/2033 (d)		360,000	367,169
Windstream Services LLC / Windstream Escrow Finance Corp 8.25% 10/1/2031 (d)		975,000	1,012,283
			33,183,270
Insurance - 0.2%
Acrisure LLC / Acrisure Finance Inc 6% 8/1/2029 (d)		140,000	137,500
Acrisure LLC / Acrisure Finance Inc 6.75% 7/1/2032 (d)		130,000	133,156
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (d)		70,000	72,687
Acrisure LLC / Acrisure Finance Inc 8.5% 6/15/2029 (d)		120,000	125,769
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.5% 10/1/2031 (d)		70,000	72,010
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7.375% 10/1/2032 (d)		235,000	242,949
American International Group Inc 5.125% 3/27/2033		1,500,000	1,550,249
AmWINS Group Inc 4.875% 6/30/2029 (d)		65,000	63,395
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves 7.875% 11/1/2029 (d)		515,000	519,326
Five Corners Funding Trust II 2.85% 5/15/2030 (d)		6,287,000	5,926,742
Marsh & McLennan Cos Inc 4.375% 3/15/2029		678,000	685,565
Pacific LifeCorp 5.125% 1/30/2043 (d)		950,000	908,773
Unum Group 4% 6/15/2029		852,000	843,013
Western-Southern Global Funding 4.9% 5/1/2030 (d)		1,714,000	1,763,344
			13,044,478
Mortgage Real Estate Investment Trusts (REITs) - 0.0%
EF Holdco / EF Cayman Hold / Ellington Fin REIT Cayman/TRS / EF Cayman Non-MTM 7.375% 9/30/2030 (d)		370,000	373,784
Rithm Capital Corp 8% 4/1/2029 (d)		125,000	127,705
Rithm Capital Corp 8% 7/15/2030 (d)(s)		365,000	372,032
Starwood Property Trust Inc 3.625% 7/15/2026 (d)		65,000	64,500
Starwood Property Trust Inc 5.25% 10/15/2028 (d)		185,000	186,264
Starwood Property Trust Inc 5.75% 1/15/2031 (d)		295,000	299,822
Starwood Property Trust Inc 6% 4/15/2030 (d)		1,290,000	1,327,924
Starwood Property Trust Inc 6.5% 10/15/2030 (d)		35,000	36,484
Starwood Property Trust Inc 6.5% 7/1/2030 (d)		380,000	396,694
			3,185,209
TOTAL FINANCIALS			466,559,824

Health Care - 1.2%
Biotechnology - 0.0%
Emergent BioSolutions Inc 3.875% 8/15/2028 (d)		631,000	563,136
Health Care Equipment & Supplies - 0.0%
AdaptHealth LLC 5.125% 3/1/2030 (d)(s)		400,000	388,426
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (d)		1,285,000	1,329,101
Sotera Health Holdings LLC 7.375% 6/1/2031 (d)		100,000	105,317
			1,822,844
Health Care Providers & Services - 1.1%
Acadia Healthcare Co Inc 7.375% 3/15/2033 (d)		280,000	285,339
Centene Corp 2.45% 7/15/2028		1,670,000	1,556,859
Centene Corp 2.625% 8/1/2031		4,800,000	4,112,935
Centene Corp 3% 10/15/2030		3,000,000	2,676,615
Centene Corp 3.375% 2/15/2030		3,815,000	3,503,245
Centene Corp 4.25% 12/15/2027		880,000	869,190
Centene Corp 4.625% 12/15/2029		3,670,000	3,547,845
CHS/Community Health Systems Inc 4.75% 2/15/2031 (d)(s)		1,995,000	1,784,806
CHS/Community Health Systems Inc 5.25% 5/15/2030 (d)		1,765,000	1,667,387
CHS/Community Health Systems Inc 6.125% 4/1/2030 (d)		910,000	756,135
CHS/Community Health Systems Inc 9.75% 1/15/2034 (d)		350,000	372,218
Cigna Group/The 3.05% 10/15/2027		500,000	491,906
Cigna Group/The 4.8% 8/15/2038		550,000	532,461
CVS Health Corp 3% 8/15/2026		125,000	123,991
CVS Health Corp 3.625% 4/1/2027		375,000	372,401
CVS Health Corp 4.78% 3/25/2038		2,092,000	1,988,504
CVS Health Corp 5% 1/30/2029		801,000	819,521
CVS Health Corp 5.125% 2/21/2030		4,000,000	4,118,210
CVS Health Corp 5.25% 1/30/2031		5,329,000	5,520,165
CVS Health Corp 5.55% 6/1/2031		6,000,000	6,305,623
CVS Health Corp 6.75% 12/10/2054 (b)		1,124,000	1,164,843
CVS Health Corp 7% 3/10/2055 (b)		750,000	788,524
DaVita Inc 4.625% 6/1/2030 (d)		330,000	320,079
DaVita Inc 6.75% 7/15/2033 (d)		470,000	488,384
DaVita Inc 6.875% 9/1/2032 (d)(s)		1,180,000	1,227,824
Global Medical Response Inc 7.375% 10/1/2032 (d)		179,000	188,595
HAH Group Holding Co LLC 9.75% 10/1/2031 (d)(s)		191,000	180,158
HCA Inc 3.5% 9/1/2030		8,709,000	8,382,980
HCA Inc 3.625% 3/15/2032		195,000	184,969
HCA Inc 5.45% 9/15/2034		7,000,000	7,266,007
HCA Inc 5.5% 6/1/2033		2,000,000	2,098,054
HCA Inc 5.625% 9/1/2028		1,054,000	1,088,483
HCA Inc 5.875% 2/1/2029		981,000	1,022,077
Humana Inc 3.7% 3/23/2029		585,000	574,166
Humana Inc 5.375% 4/15/2031		5,071,000	5,246,492
LifePoint Health Inc 10% 6/1/2032 (d)		255,000	269,528
ModivCare Inc 5% 10/1/2029 (d)(i)		188,000	18
Molina Healthcare Inc 6.25% 1/15/2033 (d)		1,135,000	1,137,573
Molina Healthcare Inc 6.5% 2/15/2031 (d)		515,000	526,080
Owens & Minor Inc 4.5% 3/31/2029 (d)(s)		225,000	159,119
Owens & Minor Inc 6.625% 4/1/2030 (d)		450,000	288,588
Pediatrix Medical Group Inc 5.375% 2/15/2030 (d)		365,000	366,035
Prime Healthcare Services Inc 9.375% 9/1/2029 (d)		420,000	445,284
Radiology Partners Inc 8.5% 7/15/2032 (d)		170,000	176,588
Radiology Partners Inc 9.781% 2/15/2030 pay-in-kind (b)(d)		44,007	42,576
Sabra Health Care LP 3.2% 12/1/2031		4,971,000	4,547,366
Surgery Center Holdings Inc 7.25% 4/15/2032 (d)		210,000	215,506
Tenet Healthcare Corp 5.125% 11/1/2027		1,555,000	1,555,151
Tenet Healthcare Corp 5.5% 11/15/2032 (d)		555,000	563,795
Tenet Healthcare Corp 6% 11/15/2033 (d)		300,000	309,758
Toledo Hospital/The Series 2018 B, 5.325% 11/15/2028		319,000	324,596
US Acute Care Solutions LLC 9.75% 5/15/2029 (d)		910,000	924,449
			83,479,001
Health Care Technology - 0.0%
IQVIA Inc 6.25% 6/1/2032 (d)		755,000	789,704
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International Inc 3.75% 3/15/2029 (d)		195,000	188,138
Charles River Laboratories International Inc 4.25% 5/1/2028 (d)		190,000	188,027
			376,165
Pharmaceuticals - 0.1%
1261229 BC Ltd 10% 4/15/2032 (d)		1,570,000	1,623,090
Bausch Health Americas Inc 8.5% 1/31/2027 (d)		280,000	278,807
Bausch Health Cos Inc 11% 9/30/2028 (d)		230,000	240,412
Bausch Health Cos Inc 4.875% 6/1/2028 (d)		370,000	334,848
Bausch Health Cos Inc 5.25% 1/30/2030 (d)		180,000	132,300
Elanco Animal Health Inc 6.65% 8/28/2028 (b)		194,000	203,338
Mylan Inc 4.55% 4/15/2028		450,000	449,822
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (d)		370,000	360,589
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (d)(s)		650,000	544,346
Organon & Co / Organon Foreign Debt Co-Issuer BV 6.75% 5/15/2034 (d)		235,000	211,475
Organon & Co / Organon Foreign Debt Co-Issuer BV 7.875% 5/15/2034 (d)(s)		895,000	752,637
Utah Acquisition Sub Inc 3.95% 6/15/2026		826,000	823,117
			5,954,781
TOTAL HEALTH CARE			92,985,631

Industrials - 1.0%
Aerospace & Defense - 0.4%
Axon Enterprise Inc 6.125% 3/15/2030 (d)		460,000	474,154
Axon Enterprise Inc 6.25% 3/15/2033 (d)		425,000	441,249
Boeing Co 3.5% 3/1/2039		3,000,000	2,471,690
Boeing Co 5.15% 5/1/2030		6,303,000	6,496,380
Boeing Co 5.705% 5/1/2040		720,000	739,684
Boeing Co 5.805% 5/1/2050		1,130,000	1,125,313
Boeing Co 5.93% 5/1/2060		720,000	714,795
Boeing Co 6.259% 5/1/2027		766,000	786,931
Boeing Co 6.298% 5/1/2029		983,000	1,045,471
Boeing Co 6.388% 5/1/2031		5,744,000	6,249,563
Boeing Co 6.528% 5/1/2034		796,000	885,135
Boeing Co 6.858% 5/1/2054		1,199,000	1,365,984
Boeing Co 7.008% 5/1/2064		1,132,000	1,296,266
BWX Technologies Inc 4.125% 6/30/2028 (d)		380,000	372,805
Carpenter Technology Corp 5.625% 3/1/2034 (d)		505,000	513,258
OneSky Flight LLC 8.875% 12/15/2029 (d)		370,000	391,568
TransDigm Inc 6% 1/15/2033 (d)		3,596,000	3,676,924
TransDigm Inc 6.25% 1/31/2034 (d)		130,000	134,789
TransDigm Inc 6.375% 5/31/2033 (d)		185,000	189,624
TransDigm Inc 6.75% 1/31/2034 (d)		600,000	626,904
			29,998,487
Air Freight & Logistics - 0.0%
Rand Parent LLC 8.5% 2/15/2030 (d)(s)		1,170,000	1,207,318
Stonepeak Nile Parent LLC 7.25% 3/15/2032 (d)		350,000	369,911
			1,577,229
Building Products - 0.1%
AmeriTex HoldCo Intermediate LLC 7.625% 8/15/2033 (d)		345,000	362,455
Builders FirstSource Inc 4.25% 2/1/2032 (d)		1,195,000	1,135,797
Builders FirstSource Inc 6.75% 5/15/2035 (d)		840,000	885,942
Camelot Return Merger Sub Inc 8.75% 8/1/2028 (d)(s)		265,000	221,606
Carrier Global Corp 5.9% 3/15/2034		223,000	240,902
Cornerstone Building Brands Inc 6.125% 1/15/2029 (d)		280,000	140,088
Cornerstone Building Brands Inc 9.5% 8/15/2029 (d)		165,000	132,488
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.625% 12/15/2030 (d)		470,000	487,086
EMRLD Borrower LP / Emerald Co-Issuer Inc 6.75% 7/15/2031 (d)		735,000	769,319
JH North America Holdings Inc 6.125% 7/31/2032 (d)		110,000	112,759
Masterbrand Inc 7% 7/15/2032 (d)		150,000	154,748
MIWD Holdco II LLC / MIWD Finance Corp 5.5% 2/1/2030 (d)		250,000	236,081
Standard Building Solutions Inc 6.25% 8/1/2033 (d)		730,000	748,721
Standard Building Solutions Inc 6.5% 8/15/2032 (d)		315,000	324,968
			5,952,960
Commercial Services & Supplies - 0.2%
ADT Security Corp/The 5.875% 10/15/2033 (d)		370,000	375,533
Allied Universal Holdco LLC / Allied Universal Finance Corp 6.875% 6/15/2030 (d)		455,000	470,285
Allied Universal Holdco LLC 7.875% 2/15/2031 (d)		1,440,000	1,516,114
Artera Services LLC 8.5% 2/15/2031 (d)		2,270,000	1,962,293
Brand Industrial Services Inc 10.375% 8/1/2030 (d)(s)		375,000	367,746
Clean Harbors Inc 6.375% 2/1/2031 (d)		200,000	205,562
CoreCivic Inc 4.75% 10/15/2027		1,480,000	1,472,883
CoreCivic Inc 8.25% 4/15/2029		175,000	184,366
GEO Group Inc/The 10.25% 4/15/2031		440,000	482,811
GEO Group Inc/The 8.625% 4/15/2029		750,000	790,313
GFL Environmental Inc 3.5% 9/1/2028 (d)		265,000	260,010
GFL Environmental Inc 6.75% 1/15/2031 (d)		1,210,000	1,270,286
Neptune Bidco US Inc 10.375% 5/15/2031 (d)		845,000	854,326
Neptune Bidco US Inc 9.29% 4/15/2029 (d)		855,000	848,588
OT Midco Inc 10% 2/15/2030 (d)		570,000	225,892
Reworld Holding Corp 4.875% 12/1/2029 (d)		195,000	184,783
Williams Scotsman Inc 6.625% 4/15/2030 (d)		230,000	237,496
Williams Scotsman Inc 6.625% 6/15/2029 (d)		315,000	325,006
			12,034,293
Construction & Engineering - 0.0%
AECOM 6% 8/1/2033 (d)		700,000	719,558
Amsted Industries Inc 6.375% 3/15/2033 (d)		340,000	351,754
Pike Corp 5.5% 9/1/2028 (d)		380,000	379,050
Pike Corp 8.625% 1/31/2031 (d)		445,000	470,456
Railworks Holdings LP / Railworks Rally Inc 8.25% 11/15/2028 (d)		820,000	822,493
			2,743,311
Electrical Equipment - 0.0%
Sensata Technologies BV 4% 4/15/2029 (d)		31,000	30,269
WESCO Distribution Inc 6.375% 3/15/2033 (d)		415,000	434,034
			464,303
Ground Transportation - 0.1%
Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.375% 6/15/2032 (d)		285,000	293,446
Genesee & Wyoming Inc 6.25% 4/15/2032 (d)		395,000	406,168
Uber Technologies Inc 4.15% 1/15/2031		2,993,000	2,979,888
Uber Technologies Inc 4.8% 9/15/2035		2,361,000	2,359,929
XPO Inc 7.125% 2/1/2032 (d)		150,000	158,492
			6,197,923
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 4.25% 2/1/2027 (d)		405,000	401,150
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp 7% 7/15/2031 (d)		265,000	280,903
			682,053
Machinery - 0.0%
Allison Transmission Inc 5.875% 12/1/2033 (d)		405,000	408,689
Beach Acquisition Bidco LLC 10% 7/15/2033 pay-in-kind (b)(d)		690,000	746,682
Enpro Inc 6.125% 6/1/2033 (d)		360,000	371,881
			1,527,252
Passenger Airlines - 0.0%
JetBlue Airways Corp / JetBlue Loyalty LP 9.875% 9/20/2031 (d)		520,000	513,630
Professional Services - 0.1%
Amentum Holdings Inc 7.25% 8/1/2032 (d)		440,000	461,849
CACI International Inc 6.375% 6/15/2033 (d)		575,000	599,440
ION Platform Finance US Inc / ION Platform Finance SARL 5% 5/1/2028 (d)		795,000	740,748
ION Platform Finance US Inc / ION Platform Finance SARL 5.75% 5/15/2028 (d)		380,000	356,872
ION Platform Finance US Inc / ION Platform Finance SARL 8.75% 5/1/2029 (d)		195,000	193,075
ION Platform Finance US Inc / ION Platform Finance SARL 9% 8/1/2029 (d)		165,000	164,801
Paychex Inc 5.1% 4/15/2030		525,000	539,530
Paychex Inc 5.35% 4/15/2032		731,000	760,224
Paychex Inc 5.6% 4/15/2035		571,000	599,834
Science Applications International Corp 5.875% 11/1/2033 (d)		555,000	552,853
TriNet Group Inc 3.5% 3/1/2029 (d)		250,000	235,899
TriNet Group Inc 7.125% 8/15/2031 (d)		145,000	150,058
Verisk Analytics Inc 4.5% 8/15/2030		1,489,000	1,501,061
Verisk Analytics Inc 5.125% 2/15/2036		3,346,000	3,393,932
			10,250,176
Trading Companies & Distributors - 0.1%
FTAI Aviation Investors LLC 7% 6/15/2032 (d)		220,000	230,736
FTAI Aviation Investors LLC 7.875% 12/1/2030 (d)		245,000	260,841
Herc Holdings Inc 7% 6/15/2030 (d)		655,000	687,574
Herc Holdings Inc 7.25% 6/15/2033 (d)		445,000	471,099
QXO Building Products Inc 6.75% 4/30/2032 (d)		1,155,000	1,206,185
Synergy Infrastructure Holdings LLC 7.875% 12/1/2030 (d)		175,000	180,300
United Rentals North America Inc 5.375% 11/15/2033 (d)		1,475,000	1,478,387
			4,515,122
Transportation Infrastructure - 0.0%
Beacon Mobility Corp 7.25% 8/1/2030 (d)		175,000	183,149
TOTAL INDUSTRIALS			76,639,888

Information Technology - 1.0%
Electronic Equipment, Instruments & Components - 0.3%
Coherent Corp 5% 12/15/2029 (d)(s)		285,000	282,444
Dell International LLC / EMC Corp 4.15% 2/15/2029		3,072,000	3,067,833
Dell International LLC / EMC Corp 4.5% 2/15/2031		6,078,000	6,078,547
Dell International LLC / EMC Corp 4.75% 10/6/2032		4,051,000	4,061,822
Dell International LLC / EMC Corp 5.1% 2/15/2036		7,420,000	7,410,016
Dell International LLC / EMC Corp 6.2% 7/15/2030		418,000	447,761
Insight Enterprises Inc 6.625% 5/15/2032 (d)		190,000	194,513
Lightning Power LLC 7.25% 8/15/2032 (d)		265,000	281,212
Sensata Technologies Inc 3.75% 2/15/2031 (d)		635,000	593,823
Sensata Technologies Inc 6.625% 7/15/2032 (d)(s)		370,000	386,790
TTM Technologies Inc 4% 3/1/2029 (d)		205,000	198,555
			23,003,316
IT Services - 0.1%
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (d)		895,000	886,445
Cogent Communications Group LLC / Cogent Finance Inc 7% 6/15/2027 (d)		320,000	316,917
CoreWeave Inc 9% 2/1/2031 (d)		1,075,000	972,761
CoreWeave Inc 9.25% 6/1/2030 (d)		595,000	548,950
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (d)		385,000	368,447
Go Daddy Operating Co LLC / GD Finance Co Inc 5.25% 12/1/2027 (d)		910,000	909,962
			4,003,482
Semiconductors & Semiconductor Equipment - 0.3%
Amkor Technology Inc 5.875% 10/1/2033 (d)		180,000	183,244
Broadcom Inc 1.95% 2/15/2028		351,000	336,571
Broadcom Inc 2.45% 2/15/2031		8,421,000	7,740,905
Broadcom Inc 2.6% 2/15/2033		17,032,000	15,141,438
Broadcom Inc 3.187% 11/15/2036 (d)		813,000	702,102
Broadcom Inc 3.419% 4/15/2033		269,000	252,082
Entegris Inc 3.625% 5/1/2029 (d)		1,475,000	1,407,283
Entegris Inc 4.375% 4/15/2028 (d)		55,000	54,466
Entegris Inc 4.75% 4/15/2029 (d)		80,000	79,844
Entegris Inc 5.95% 6/15/2030 (d)		185,000	189,387
ON Semiconductor Corp 3.875% 9/1/2028 (d)		270,000	263,205
Wolfspeed Inc 12% 6/15/2031 pay-in-kind (b)		211,922	171,657
Wolfspeed Inc 9.875% 6/23/2030 pay-in-kind (b)(d)		151,026	165,373
			26,687,557
Software - 0.3%
Cloud Software Group Inc 8.25% 6/30/2032 (d)		1,168,000	1,230,369
Cloud Software Group Inc 9% 9/30/2029 (d)		890,000	918,064
Fair Isaac Corp 6% 5/15/2033 (d)		730,000	750,331
Fiserv Funding ULC 3.5% 6/15/2032	EUR	253,000	289,963
Oracle Corp 4.45% 9/26/2030		2,312,000	2,278,181
Oracle Corp 4.8% 9/26/2032		3,856,000	3,790,850
Oracle Corp 5.2% 9/26/2035		3,510,000	3,439,415
Oracle Corp 5.875% 9/26/2045		2,165,000	2,041,414
Oracle Corp 5.95% 9/26/2055		2,714,000	2,543,116
Oracle Corp 6.1% 9/26/2065		2,793,000	2,601,036
UKG Inc 6.875% 2/1/2031 (d)		200,000	206,470
X.AI LLC / X.AI Co Issuer Corp 12.5% 6/30/2030		1,025,000	1,078,491
			21,167,700
Technology Hardware, Storage & Peripherals - 0.0%
Seagate Data Storage Technology Pte Ltd 5.75% 12/1/2034 (d)		310,000	318,673
Seagate Data Storage Technology Pte Ltd 5.875% 7/15/2030 (d)		70,000	72,079
Seagate Data Storage Technology Pte Ltd 8.25% 12/15/2029 (d)		2,145,000	2,278,741
			2,669,493
TOTAL INFORMATION TECHNOLOGY			77,531,548

Materials - 0.5%
Chemicals - 0.4%
Advancion Sciences Inc 9.25% 11/1/2026 pay-in-kind (b)(d)		841,496	734,205
Celanese US Holdings LLC 6.5% 4/15/2030		305,000	304,517
Celanese US Holdings LLC 6.75% 4/15/2033 (s)		820,000	816,055
Celanese US Holdings LLC 6.85% 11/15/2028 (b)		1,024,000	1,058,517
Celanese US Holdings LLC 6.879% 7/15/2032 (b)		6,365,000	6,493,656
Celanese US Holdings LLC 7.05% 11/15/2030 (b)		1,398,000	1,449,151
Celanese US Holdings LLC 7.2% 11/15/2033 (b)		857,000	895,010
Chemours Co/The 4.625% 11/15/2029 (d)		940,000	839,698
Chemours Co/The 5.75% 11/15/2028 (d)		90,000	87,349
Chemours Co/The 8% 1/15/2033 (d)		335,000	325,918
GPD Cos Inc 12.5% 12/31/2029 pay-in-kind (d)		349,390	189,801
Inversion Escrow Issuer LLC 6.75% 8/1/2032 (d)		340,000	332,117
Mativ Holdings Inc 8% 10/1/2029 (d)		380,000	380,679
Methanex US Operations Inc 6.25% 3/15/2032 (d)(s)		735,000	754,669
Olin Corp 5% 2/1/2030 (s)		1,180,000	1,159,691
Olin Corp 6.625% 4/1/2033 (d)		665,000	660,558
Olympus Water US Holding Corp 7.25% 2/15/2033 (d)		1,105,000	1,096,885
Olympus Water US Holding Corp 7.25% 6/15/2031 (d)(s)		1,210,000	1,211,196
Solstice Advanced Materials Inc 5.625% 9/30/2033 (d)		550,000	553,010
Tronox Inc 4.625% 3/15/2029 (d)		1,065,000	687,937
WR Grace Holdings LLC 5.625% 8/15/2029 (d)		875,000	823,716
WR Grace Holdings LLC 6.625% 8/15/2032 (d)		520,000	516,174
WR Grace Holdings LLC 7.375% 3/1/2031 (d)		65,000	66,052
			21,436,561
Construction Materials - 0.0%
Quikrete Holdings Inc 6.375% 3/1/2032 (d)		1,570,000	1,630,280
Quikrete Holdings Inc 6.75% 3/1/2033 (d)		435,000	452,938
Smyrna Ready Mix Concrete LLC 6% 11/1/2028 (d)		485,000	486,095
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (d)		300,000	318,406
			2,887,719
Containers & Packaging - 0.0%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4% 9/1/2029 (d)		470,000	437,448
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6% 6/15/2027 (d)		10,000	10,000
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 6.25% 1/30/2031 (d)(e)		270,000	274,692
Clydesdale Acquisition Holdings Inc 6.75% 4/15/2032 (d)		470,000	474,237
Clydesdale Acquisition Holdings Inc 6.875% 1/15/2030 (d)		300,000	304,593
Clydesdale Acquisition Holdings Inc 8.75% 4/15/2030 (d)(s)		770,000	771,208
Crown Americas LLC 5.875% 6/1/2033 (d)		450,000	460,684
Graham Packaging Co Inc 7.125% 8/15/2028 (d)		80,000	79,818
Graphic Packaging International LLC 3.75% 2/1/2030 (d)(s)		430,000	407,214
Graphic Packaging International LLC 6.375% 7/15/2032 (d)		250,000	254,226
			3,474,120
Metals & Mining - 0.1%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (d)		835,000	884,779
Alumina Pty Ltd 6.375% 9/15/2032 (d)		705,000	733,937
Century Aluminum Co 6.875% 8/1/2032 (d)		345,000	350,567
Cleveland-Cliffs Inc 4.875% 3/1/2031 (d)(s)		1,165,000	1,105,405
Cleveland-Cliffs Inc 7% 3/15/2032 (d)		285,000	292,138
Cleveland-Cliffs Inc 7.375% 5/1/2033 (d)		195,000	201,121
Cleveland-Cliffs Inc 7.5% 9/15/2031 (d)		405,000	423,566
Commercial Metals Co 3.875% 2/15/2031		380,000	359,469
Commercial Metals Co 5.75% 11/15/2033 (d)		495,000	506,202
Commercial Metals Co 6% 12/15/2035 (d)		495,000	504,243
Kaiser Aluminum Corp 5.875% 3/1/2034 (d)		370,000	368,777
Novelis Corp 3.875% 8/15/2031 (d)(s)		750,000	684,226
Novelis Corp 6.375% 8/15/2033 (d)		195,000	196,772
Novelis Corp 6.875% 1/30/2030 (d)		680,000	704,629
			7,315,831
TOTAL MATERIALS			35,114,231

Real Estate - 1.2%
Diversified REITs - 0.2%
GLP Capital LP / GLP Financing II Inc 5.625% 9/15/2034		411,000	416,271
Piedmont Operating Partnership LP 2.75% 4/1/2032		297,000	254,782
Safehold GL Holdings LLC 6.1% 4/1/2034		145,000	154,236
Store Capital LLC 2.75% 11/18/2030		424,000	386,968
Store Capital LLC 4.625% 3/15/2029		315,000	313,969
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6% 1/15/2030 (d)		880,000	811,583
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6.5% 2/15/2029 (d)		1,085,000	1,029,843
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 8.625% 6/15/2032 (d)		300,000	287,663
VICI Properties LP 4.75% 2/15/2028		1,390,000	1,404,149
VICI Properties LP 4.75% 4/1/2028		983,000	993,788
VICI Properties LP 4.95% 2/15/2030		4,092,000	4,140,830
VICI Properties LP 5.125% 5/15/2032		6,485,000	6,540,869
Vornado Realty LP 2.15% 6/1/2026		374,000	368,994
WP Carey Inc 3.85% 7/15/2029		246,000	242,887
WP Carey Inc 4.25% 7/23/2032	EUR	100,000	119,638
			17,466,470
Health Care REITs - 0.4%
Alexandria Real Estate Equities Inc 4.9% 12/15/2030		857,000	870,542
Healthcare Realty Holdings LP 3.1% 2/15/2030		260,000	246,364
Healthcare Realty Holdings LP 3.5% 8/1/2026		270,000	268,322
Healthpeak OP LLC 3.25% 7/15/2026		113,000	112,476
Healthpeak OP LLC 3.5% 7/15/2029		129,000	125,606
MPT Operating Partnership LP / MPT Finance Corp 0.993% 10/15/2026	EUR	155,000	171,581
MPT Operating Partnership LP / MPT Finance Corp 3.5% 3/15/2031		540,000	395,899
MPT Operating Partnership LP / MPT Finance Corp 4.625% 8/1/2029		245,000	206,329
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027		1,535,000	1,483,500
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (d)		105,000	110,962
Omega Healthcare Investors Inc 3.25% 4/15/2033		9,753,000	8,695,883
Omega Healthcare Investors Inc 3.375% 2/1/2031		4,892,000	4,567,138
Omega Healthcare Investors Inc 3.625% 10/1/2029		2,155,000	2,079,179
Omega Healthcare Investors Inc 4.75% 1/15/2028		3,349,000	3,377,787
Ventas Realty LP 3% 1/15/2030		1,531,000	1,458,026
Ventas Realty LP 4% 3/1/2028		218,000	217,461
Ventas Realty LP 4.75% 11/15/2030		2,100,000	2,134,397
			26,521,452
Hotel & Resort REITs - 0.0%
RHP Hotel Properties LP / RHP Finance Corp 6.5% 6/15/2033 (d)		380,000	394,884
Industrial REITs - 0.0%
LXP Industrial Trust 2.375% 10/1/2031		1,000,000	874,051
LXP Industrial Trust 2.7% 9/15/2030		387,000	355,591
Prologis Euro Finance LLC 3.25% 9/22/2032	EUR	245,000	281,238
			1,510,880
Office REITs - 0.1%
Boston Properties LP 3.25% 1/30/2031		792,000	742,289
Boston Properties LP 4.5% 12/1/2028		605,000	607,947
Boston Properties LP 6.75% 12/1/2027		1,120,000	1,172,548
COPT Defense Properties LP 2% 1/15/2029		1,000,000	932,070
COPT Defense Properties LP 2.25% 3/15/2026		348,000	345,794
COPT Defense Properties LP 2.75% 4/15/2031		235,000	213,832
COPT Defense Properties LP 2.9% 12/1/2033		5,000,000	4,286,674
COPT Defense Properties LP 4.5% 10/15/2030		616,000	613,500
Hudson Pacific Properties LP 4.65% 4/1/2029		1,473,000	1,355,896
			10,270,550
Real Estate Management & Development - 0.2%
Americold Realty Operating Partnership LP 5.409% 9/12/2034		200,000	197,356
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7% 4/15/2030 (d)		70,000	70,296
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5.75% 1/15/2029 (d)		395,000	379,882
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 9.75% 4/15/2030 (d)		170,000	184,680
Brandywine Operating Partnership LP 3.95% 11/15/2027		421,000	415,838
Brandywine Operating Partnership LP 4.55% 10/1/2029		260,000	249,928
Brandywine Operating Partnership LP 8.3% 3/15/2028		1,521,000	1,603,841
CBRE Services Inc 2.5% 4/1/2031		1,070,000	974,315
Essex Portfolio LP 5.5% 4/1/2034		5,601,000	5,843,702
Extra Space Storage LP 5.4% 2/1/2034		260,000	268,030
Forestar Group Inc 6.5% 3/15/2033 (d)(s)		540,000	555,807
Howard Hughes Corp/The 4.375% 2/1/2031 (d)		535,000	511,121
Kennedy-Wilson Inc 4.75% 2/1/2030		360,000	344,592
Tanger Properties LP 2.75% 9/1/2031		897,000	812,822
Tanger Properties LP 3.125% 9/1/2026		2,775,000	2,750,870
Taylor Morrison Communities Inc 5.75% 11/15/2032 (d)		290,000	298,909
			15,461,989
Residential REITs - 0.2%
American Homes 4 Rent LP 2.375% 7/15/2031		153,000	136,806
American Homes 4 Rent LP 3.625% 4/15/2032		3,681,000	3,477,324
American Homes 4 Rent LP 5.5% 2/1/2034		387,000	401,095
Invitation Homes Operating Partnership LP 4.15% 4/15/2032		1,126,000	1,093,529
Sun Communities Operating LP 2.3% 11/1/2028		341,000	324,158
Sun Communities Operating LP 2.7% 7/15/2031		880,000	802,519
Sun Communities Operating LP 4.2% 4/15/2032		6,100,000	5,955,859
			12,191,290
Retail REITs - 0.1%
Brixmor Operating Partnership LP 4.05% 7/1/2030		1,055,000	1,041,216
Brixmor Operating Partnership LP 4.125% 5/15/2029		2,000,000	1,990,190
Brixmor Operating Partnership LP 5.5% 2/15/2034		3,000,000	3,103,612
Kite Realty Group Trust 4.75% 9/15/2030		79,000	79,786
Realty Income Corp 2.2% 6/15/2028		172,000	164,848
Realty Income Corp 2.85% 12/15/2032		211,000	189,915
Realty Income Corp 3.25% 1/15/2031		213,000	202,613
Realty Income Corp 3.375% 6/20/2031	EUR	300,000	348,561
Realty Income Corp 3.4% 1/15/2028		320,000	316,610
Simon Property Group LP 2.45% 9/13/2029		333,000	314,723
			7,752,074
Specialized REITs - 0.0%
American Tower Corp 3.625% 5/30/2032	EUR	400,000	469,752
American Tower Corp 5.45% 2/15/2034		160,000	166,807
Iron Mountain Inc 6.25% 1/15/2033 (d)		175,000	178,935
Millrose Properties Inc 6.25% 9/15/2032 (d)		200,000	202,259
Millrose Properties Inc 6.375% 8/1/2030 (d)		241,000	245,851
			1,263,604
TOTAL REAL ESTATE			92,833,193

Utilities - 0.8%
Electric Utilities - 0.5%
Alabama Power Co 3.05% 3/15/2032		1,447,000	1,346,024
Clearway Energy Operating LLC 3.75% 2/15/2031 (d)		640,000	596,328
Clearway Energy Operating LLC 4.75% 3/15/2028 (d)		95,000	94,977
Cleco Corporate Holdings LLC 3.375% 9/15/2029		2,173,000	2,049,075
Cleco Corporate Holdings LLC 3.743% 5/1/2026		1,337,000	1,331,968
Duke Energy Corp 2.45% 6/1/2030		565,000	523,979
Duke Energy Corp 3.85% 6/15/2034	EUR	349,000	403,540
Duke Energy Corp 4.5% 8/15/2032		7,000,000	7,004,750
Duquesne Light Holdings Inc 2.532% 10/1/2030 (d)		276,000	250,611
Duquesne Light Holdings Inc 2.775% 1/7/2032 (d)		935,000	835,110
Edison International 6.25% 3/15/2030		194,000	202,780
Edison International 7.875% 6/15/2054 (b)		310,000	322,420
Edison International 8.125% 6/15/2053 (b)		305,000	314,952
Exelon Corp 3.35% 3/15/2032		389,000	364,980
Exelon Corp 4.05% 4/15/2030		7,865,000	7,804,192
Hawaiian Electric Co Inc 6% 10/1/2033 (d)		290,000	293,634
NRG Energy Inc 5.25% 6/15/2029 (d)		1,215,000	1,220,123
NRG Energy Inc 5.75% 1/15/2028		810,000	812,246
NRG Energy Inc 5.75% 1/15/2034 (d)		555,000	559,449
NRG Energy Inc 6% 1/15/2036 (d)		555,000	563,654
NRG Energy Inc 6% 2/1/2033 (d)		345,000	352,313
NRG Energy Inc 6.25% 11/1/2034 (d)		290,000	298,853
PacifiCorp 7.375% 9/15/2055 (b)		461,000	468,764
PG&E Corp 5% 7/1/2028		445,000	441,755
PG&E Corp 5.25% 7/1/2030		1,335,000	1,322,298
PG&E Corp 7.375% 3/15/2055 (b)		669,000	691,648
Southern Co/The 1.875% 9/15/2081 (b)	EUR	437,000	490,617
Southern Co/The 4.85% 3/15/2035		5,000,000	4,980,102
Vistra Operations Co LLC 5% 7/31/2027 (d)		1,440,000	1,444,611
Vistra Operations Co LLC 7.75% 10/15/2031 (d)		315,000	334,590
XPLR Infrastructure Operating Partners LP 7.25% 1/15/2029 (d)(s)		250,000	256,208
XPLR Infrastructure Operating Partners LP 7.75% 4/15/2034 (d)		430,000	437,186
XPLR Infrastructure Operating Partners LP 8.375% 1/15/2031 (d)		470,000	492,519
XPLR Infrastructure Operating Partners LP 8.625% 3/15/2033 (d)		400,000	418,232
			39,324,488
Independent Power and Renewable Electricity Producers - 0.2%
AES Corp/The 2.45% 1/15/2031		7,504,000	6,807,803
AES Corp/The 3.95% 7/15/2030 (d)		8,288,000	8,083,156
AES Corp/The 6.95% 7/15/2055 (b)		375,000	365,820
Alpha Generation LLC 6.25% 1/15/2034 (d)		370,000	370,581
Alpha Generation LLC 6.75% 10/15/2032 (d)		186,000	191,429
Calpine Corp 4.625% 2/1/2029 (d)		170,000	168,750
Calpine Corp 5.125% 3/15/2028 (d)		200,000	200,561
Sunnova Energy Corp 5.875% (d)(i)(j)		860,000	2,150
Talen Energy Supply LLC 6.25% 2/1/2034 (d)		555,000	565,503
Talen Energy Supply LLC 6.5% 2/1/2036 (d)		555,000	573,806
			17,329,559
Multi-Utilities - 0.1%
NiSource Inc 2.95% 9/1/2029		1,708,000	1,638,121
NiSource Inc 3.6% 5/1/2030		4,000,000	3,890,464
Puget Energy Inc 4.1% 6/15/2030		683,000	668,878
Puget Energy Inc 4.224% 3/15/2032		1,329,000	1,276,003
			7,473,466
TOTAL UTILITIES			64,127,513

TOTAL UNITED STATES			1,222,296,720
UZBEKISTAN - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Navoi Mining & Metallurgical Combinat 6.7% 10/17/2028 (d)		260,000	269,263
Navoi Mining & Metallurgical Combinat 6.75% 5/14/2030 (d)		270,000	282,488
Navoi Mining & Metallurgical Combinat 6.95% 10/17/2031 (d)		200,000	213,062
Navoiyuran State Enterprise 6.7% 7/2/2030 (d)		200,000	201,000

TOTAL UZBEKISTAN			965,813
VENEZUELA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petroleos de Venezuela SA 12.75% (d)(i)		51,667	14,828
Petroleos de Venezuela SA 5.375% (i)(r)		200,000	48,340
Petroleos de Venezuela SA 5.5% (i)(r)		15,000	3,588
Petroleos de Venezuela SA 6% (d)(i)		480,000	116,641
Petroleos de Venezuela SA 6% (d)(i)		385,000	93,555
Petroleos de Venezuela SA 9.75% (d)(i)		50,000	13,450

TOTAL VENEZUELA			290,402
VIETNAM - 0.0%
Utilities - 0.0%
Electric Utilities - 0.0%
Mong Duong Finance Holdings BV 5.125% 5/7/2029 (d)		208,577	206,362
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd 7.25% 2/15/2034 (d)		425,000	438,277
First Quantum Minerals Ltd 8% 3/1/2033 (d)		340,000	358,115
First Quantum Minerals Ltd 8.625% 6/1/2031 (d)		255,000	267,151
First Quantum Minerals Ltd 9.375% 3/1/2029 (d)		588,000	620,769

TOTAL ZAMBIA			1,684,312
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $1,569,584,160)			1,607,790,897

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Software - 0.0%
Strategy Inc 10.75% (n) (Cost $325,542)	3,500	338,695

Preferred Securities - 0.2%
		Principal Amount (a)	Value ($)
BRAZIL - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd 8.25% (r)(t)		360,000	362,998
CHILE - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco de Credito e Inversiones SA 7.5% (b)(d)(t)		250,000	268,909
Banco de Credito e Inversiones SA 8.75% (b)(d)(t)		115,000	126,712
Banco del Estado de Chile 7.95% (b)(d)(t)		105,000	111,968

TOTAL CHILE			507,589
CZECH REPUBLIC - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CPI Property Group SA 3.75% (b)(r)(t)	EUR	231,000	242,946
FINLAND - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Citycon Oyj 7.875% (b)(r)(t)	EUR	208,000	203,310
FRANCE - 0.0%
Financials - 0.0%
Banks - 0.0%
BNP Paribas SA 7.45% (b)(d)(t)		310,000	333,120
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Volkswagen International Finance NV 3.875% (b)(r)(t)	EUR	500,000	580,192
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Grand City Properties SA 1.5% (b)(r)(t)	EUR	500,000	574,170
TOTAL GERMANY			1,154,362
HONG KONG - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
CAS Capital No 1 Ltd 4% (b)(r)(t)		275,000	274,840
INDIA - 0.0%
Information Technology - 0.0%
IT Services - 0.0%
Network i2i Ltd 3.975% (b)(d)(t)		105,000	106,211
KUWAIT - 0.0%
Financials - 0.0%
Banks - 0.0%
NBK Tier 1 Ltd 3.625% (b)(d)(t)		105,000	103,914
MEXICO - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco Mercantil del Norte SA/Grand Cayman 7.625% (b)(d)(t)		535,000	551,993
Banco Mercantil del Norte SA/Grand Cayman 8.375% (b)(d)(t)		200,000	209,128
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 5.125% 1/18/2033 (b)(d)		110,000	109,570
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX 8.45% 6/29/2038 (b)(d)		220,000	249,265
			1,119,956
Materials - 0.0%
Construction Materials - 0.0%
Cemex SAB de CV 5.125% (b)(d)(t)		835,000	841,674
Cemex SAB de CV 7.2% (b)(d)(t)		255,000	268,244
			1,109,918
TOTAL MEXICO			2,229,874
SAUDI ARABIA - 0.0%
Financials - 0.0%
Banks - 0.0%
NCB Tier 1 Sukuk Ltd 3.5% (b)(r)(t)		200,000	198,185
SWEDEN - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Samhallsbyggnadsbolaget i Norden AB 5 year EUR Swap Annual Index + 2.814%, 4.9355% (b)(c)(i)(r)(t)	EUR	310,000	259,436
UNITED ARAB EMIRATES - 0.0%
Financials - 0.0%
Banks - 0.0%
Emirates NBD Bank PJSC 6.25% (b)(r)(t)		215,000	221,870
UNITED KINGDOM - 0.0%
Financials - 0.0%
Banks - 0.0%
Barclays PLC 8.875% (b)(r)(t)	GBP	270,000	381,960
Industrials - 0.0%
Ground Transportation - 0.0%
Mobico Group PLC 4.25% (b)(r)(t)	GBP	202,000	150,290
Utilities - 0.0%
Electric Utilities - 0.0%
SSE PLC 3.74% (b)(r)(t)	GBP	335,000	452,676
TOTAL UNITED KINGDOM			984,926
UNITED STATES - 0.2%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Energy Transfer LP 6.625% (b)(t)		1,968,000	2,009,916
Energy Transfer LP Series G, 7.125% (b)(t)		40,000	41,193
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.2234% (b)(c)(t)		948,000	950,928
Sunoco LP 7.875% (b)(d)(t)		600,000	620,159
			3,622,196
Financials - 0.1%
Banks - 0.0%
Bank of America Corp 6.25% (b)(t)		365,000	371,315
BW Real Estate Inc 9.5% (b)(d)(t)		1,133,000	1,173,724
			1,545,039
Consumer Finance - 0.1%
Ally Financial Inc 4.7% (b)(t)		478,000	441,831
Ally Financial Inc 4.7% (b)(s)(t)		1,177,000	1,154,797
			1,596,628
Insurance - 0.0%
Alliant Holdings LP 10.5% (b)(j)(t)		169,668	172,646
TOTAL FINANCIALS			3,314,313

Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Air Lease Corp 4.125% (b)(t)		1,066,000	1,041,490
Aircastle Ltd 5.25% (b)(d)(t)		556,000	559,564
			1,601,054
Utilities - 0.0%
Electric Utilities - 0.0%
Edison International 5% (b)(t)		388,000	389,755
TOTAL UNITED STATES			8,927,318
TOTAL PREFERRED SECURITIES (Cost $14,891,824)			16,110,899

U.S. Government Agency - Mortgage Securities - 22.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 22.5%
Fannie Mae 2% 11/1/2051	3,171,751	2,603,691
Fannie Mae 2% 2/1/2052	744,966	619,691
Fannie Mae 2% 3/1/2052	3,090,245	2,534,851
Fannie Mae 2.5% 1/1/2052	2,403,855	2,068,411
Fannie Mae 2.5% 4/1/2052	807,105	697,505
Fannie Mae 2.5% 5/1/2052	3,748,875	3,236,285
Fannie Mae 2.5% 6/1/2052	2,845,471	2,469,743
Fannie Mae 3% 12/1/2051	11,690,952	10,506,609
Fannie Mae 3% 6/1/2052	1,631,344	1,474,748
Fannie Mae 3.5% 12/1/2036	14,847	14,577
Fannie Mae 3.5% 5/1/2036	11,475	11,276
Fannie Mae 5.5% 2/1/2055	2,586,605	2,647,157
Fannie Mae 7% 8/1/2054	26,920	28,588
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.365%, 6.095% 10/1/2035 (b)(c)	2,514	2,570
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.445%, 6.32% 4/1/2037 (b)(c)	578	595
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.462%, 6.71% 1/1/2035 (b)(c)	987	1,013
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.48%, 6.105% 7/1/2034 (b)(c)	170	174
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.553%, 6.178% 6/1/2036 (b)(c)	671	690
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.565%, 6.44% 3/1/2037 (b)(c)	4,825	4,980
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.58%, 6.42% 1/1/2044 (b)(c)	936	964
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.58%, 6.455% 4/1/2044 (b)(c)	705	728
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.618%, 6.559% 4/1/2044 (b)(c)	1,352	1,397
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.63%, 6.315% 9/1/2036 (b)(c)	139	144
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.63%, 6.387% 5/1/2035 (b)(c)	1,003	1,030
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.667%, 6.437% 11/1/2036 (b)(c)	1,151	1,185
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.673%, 6.473% 3/1/2033 (b)(c)	2,123	2,179
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.683%, 6.511% 5/1/2036 (b)(c)	1,033	1,065
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.692%, 6.555% 7/1/2043 (b)(c)	7,860	8,177
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.7%, 6.561% 6/1/2042 (b)(c)	5,312	5,531
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.73%, 6.601% 3/1/2040 (b)(c)	4,171	4,328
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.5% 8/1/2041 (b)(c)	1,970	2,056
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.607% 7/1/2035 (b)(c)	1,886	1,940
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.772%, 6.555% 2/1/2037 (b)(c)	10,683	11,018
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.478% 7/1/2041 (b)(c)	1,335	1,393
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.636% 1/1/2042 (b)(c)	21,335	22,227
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.806%, 6.582% 12/1/2040 (b)(c)	21,658	22,597
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.81%, 6.685% 12/1/2039 (b)(c)	401	416
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.509% 7/1/2041 (b)(c)	2,758	2,882
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.568% 9/1/2041 (b)(c)	2,362	2,469
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.713% 2/1/2042 (b)(c)	9,460	9,877
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.825%, 6.723% 2/1/2035 (b)(c)	1,497	1,549
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.83%, 6.58% 10/1/2041 (b)(c)	801	829
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.854%, 6.753% 4/1/2036 (b)(c)	8,248	8,530
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.89%, 6.54% 8/1/2035 (b)(c)	4,747	4,866
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.955%, 6.705% 7/1/2037 (b)(c)	1,704	1,772
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.14%, 6.278% 7/1/2036 (b)(c)	750	764
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.208%, 6.458% 3/1/2035 (b)(c)	418	427
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.27%, 6.217% 6/1/2036 (b)(c)	835	856
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.277%, 6.381% 10/1/2033 (b)(c)	584	597
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.46%, 6.58% 7/1/2034 (b)(c)	415	425
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2036	578,903	524,745
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	620,628	531,213
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2051	1,346,468	1,045,809
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	210,297	190,623
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	200,356	182,176
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	107,896	97,802
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2035	11,967	10,881
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	49,019	42,018
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041	1,128,755	957,707
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	217,979	197,587
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2035	12,428	11,265
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2036	347,175	315,022
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	2,334,121	1,999,281
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	191,221	173,332
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	13,954	12,649
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2036	13,121	11,894
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2041	52,463	44,872
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2051	1,091,418	847,710
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	16,912	15,329
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2036	16,471	14,930
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	53,622	45,833
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	2,497,334	2,245,752
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	1,418,392	1,285,697
Fannie Mae Mortgage pass-thru certificates 1.5% 4/1/2036	16,894	15,313
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	26,808	24,342
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	14,517	13,145
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	18,545	16,793
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2051	857,368	665,922
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2035	822,828	748,164
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2036	1,148,648	1,041,547
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	3,610,518	2,966,132
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	102,122	84,917
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	733,788	607,641
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2052	319,892	263,499
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	1,016,492	891,165
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	411,780	361,263
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	892,989	733,613
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	251,538	209,789
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	37,748	31,389
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	638,955	531,507
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	217,606	180,401
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	92,983	77,318
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	23,136	18,971
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	2,021,278	1,787,096
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	447,174	392,320
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	363,164	318,564
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	213,932	176,820
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	202,472	168,171
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	199,898	165,720
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	128,115	106,210
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	19,221	15,767
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	412,298	384,197
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2035	21,456	19,893
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	1,745,928	1,542,339
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	307,612	271,800
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	92,711	82,202
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	240,314	197,949
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	19,643	16,137
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	247,297	204,629
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	175,855	146,283
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	170,060	140,984
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	194,912	191,386
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	29,033	27,000
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	26,280	24,366
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	19,949	18,546
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	19,729	18,378
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	10,118	9,441
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2041	15,421	13,609
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2042	5,436,731	4,759,098
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	45,101	37,503
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	33,118	27,538
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	16,035	13,208
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	755,081	621,970
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	612,939	507,567
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	557,128	462,744
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	293,615	240,845
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2036	25,344	23,459
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2041	15,802	13,937
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	656,196	545,028
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	218,496	181,480
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	188,131	156,435
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	142,464	118,507
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	43,764	36,350
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	34,532	28,682
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	28,971	24,063
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	16,958	13,968
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	6,000,850	4,950,478
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	3,393,835	2,815,696
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	3,157,932	2,614,057
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	2,463,481	2,050,756
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,767,521	1,463,110
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	798,023	663,825
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	505,910	421,151
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	501,315	411,216
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	434,639	361,006
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	97,992	81,023
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	416,587	367,157
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2041	91,363	80,922
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	2,018,551	1,655,767
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	4,111,740	3,375,328
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2036	30,408	28,326
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2042	3,362,095	2,968,483
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	98,252	81,607
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2035	3,248,954	3,033,602
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2036	32,989	30,710
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	65,800	58,271
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	16,927	14,897
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2050	356,628	293,648
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	295,307	260,629
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	9,428,217	7,754,357
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	189,820	157,187
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	113,223	94,148
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	2,349,049	1,932,005
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	93,411	76,739
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	36,158	29,999
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	32,622	26,851
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	21,531	17,688
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2040	7,628,659	6,758,834
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2042	4,378,217	3,834,902
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	27,163	22,340
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	130,638	107,159
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	18,807	15,427
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	245,405	201,300
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	106,532	103,093
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	6,325	6,095
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2037	513,134	488,125
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	46,057	41,337
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	13,455	12,042
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	1,601,811	1,395,306
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	293,271	253,080
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	8,635,483	7,454,739
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	1,033,790	895,023
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	265,155	230,142
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	104,875	90,502
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	109,167	105,684
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	15,496	15,007
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	4,120	3,990
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2041	290,190	263,243
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	699,812	607,406
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	396,541	342,445
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2029	52,527	51,479
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	68,316	66,135
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	4,797	4,644
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	87,740	84,617
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	22,814	21,994
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2036	937,430	887,642
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2040	246,747	224,740
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	151,815	137,119
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	53,289	48,236
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,903,544	1,637,320
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,471,287	1,277,012
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	1,052,929	911,592
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	749,779	647,260
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	572,927	494,590
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	189,710	183,516
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	157,816	152,139
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	3,462	3,336
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2033	1,650,469	1,595,276
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2049	1,413,137	1,219,916
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	699,666	603,999
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	259,310	224,503
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	57,357	55,547
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	36,689	35,015
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2041	151,153	137,192
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2043	26,531	23,757
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	19,391	16,734
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	4,177,220	3,655,666
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2035	599,358	572,021
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2035	536,612	511,801
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2040	47,026	42,899
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2041	84,609	77,172
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	4,037,551	3,482,966
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	732,242	634,638
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	3,422,386	2,972,619
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	1,232,056	1,065,905
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2031	670,199	650,071
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	104,042	100,720
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2037	318,375	296,733
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2041	141,999	128,844
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2042	3,215,474	2,897,056
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	20,058	17,973
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	6,956,261	6,026,858
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	3,189,489	2,761,359
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	2,623,738	2,282,208
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	1,809,186	1,571,990
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	1,313,520	1,134,331
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	300,008	259,738
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	872,769	846,550
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	863,703	837,423
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	779,506	756,098
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	746,688	723,966
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	735,826	713,167
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	611,721	593,321
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	15,491	15,055
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2040	34,387	31,381
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	98,096	88,998
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	84,171	76,519
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2041	75,801	68,952
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	43,328	39,161
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2042	17,397	15,730
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	2,919,851	2,534,302
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	2,601,287	2,247,234
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	2,538,812	2,203,577
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	1,518,894	1,310,738
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	21,448	18,509
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	7,104,004	6,161,521
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	2,740,716	2,368,543
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	197,078	170,439
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	1,100,327	1,066,437
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	695,527	674,103
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	678,491	658,114
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2051	1,300,854	1,129,084
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2040	274,757	250,255
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	308,018	279,515
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	97,975	88,756
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2041	77,908	70,756
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2049	4,542,582	3,979,669
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	2,666,340	2,317,598
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2050	902,077	784,654
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	37,537	36,381
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	21,643	20,992
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2033	4,604	4,427
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2041	492,961	447,214
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	2,021,213	1,739,164
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	1,628,818	1,401,526
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	1,560,233	1,342,511
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2031	38,002	36,803
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2042	7,802,352	7,176,373
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	11,884	11,578
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	68,585	63,819
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	14,231	13,225
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	9,493	8,861
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	7,767	7,216
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	7,366	6,854
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	6,950	6,462
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	3,913	3,655
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2044	80,724	74,682
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2051	375,164	336,689
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	30,972	27,670
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	17,439	16,121
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	6,106	5,661
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	600,557	550,978
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	26,502	24,256
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	2,563,197	2,306,738
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	1,063,654	954,240
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	4,881	4,762
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	74,515	73,139
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2039	24,600	23,177
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	34,653	32,053
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	33,740	31,417
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	755,351	692,994
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	743,591	682,205
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2046	35,733	33,092
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2050	73,957	66,419
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	5,155,772	4,672,139
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	698,991	629,928
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	453,337	408,545
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	272,262	245,021
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	19,715	17,804
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	16,234	14,661
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	201,546	197,401
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	60,846	59,586
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	28,776	28,007
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	18,171	16,932
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	10,047	9,287
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	7,850	7,296
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	4,540	4,222
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	2,847	2,641
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2050	686,585	616,173
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	1,158,841	1,039,635
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	196,581	177,158
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	157,647	141,874
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	127,541	125,474
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	51,375	50,451
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	50,173	46,588
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	36,863	34,241
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	28,274	26,305
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	22,513	20,927
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	17,421	16,182
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	10,654	9,914
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	9,352	8,685
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	8,576	7,933
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	5,515	5,143
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	199,842	184,764
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	190,824	176,308
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2047	28,489	26,339
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2050	309,777	280,525
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	510,369	458,507
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	448,562	402,981
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	41,127	36,871
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2033	8,241	8,051
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	15,842	14,711
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2047	273,100	250,554
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	9,088,450	8,318,280
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	364,903	327,971
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2050	82,574	74,751
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	2,085,331	1,882,549
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	1,556,357	1,395,287
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	1,494,034	1,341,748
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	62,771	58,042
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	9,989	9,284
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	45,811	42,187
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2047	55,231	50,972
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	271,056	250,781
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2048	252,753	234,192
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	213,919	193,652
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2050	39,455	35,532
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	4,129,992	3,709,025
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	1,778,225	1,608,641
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	1,023,066	920,704
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	89,688	82,964
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	49,770	46,092
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	41,038	38,128
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	6,014	5,574
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	6,412	5,882
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2046	246,149	225,906
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2050	76,948	69,682
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2044	39,103	36,315
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	2,038,987	1,840,712
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	147,901	145,338
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2040	53,256	50,007
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2042	9,540	8,892
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	82,444	76,199
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	405,985	371,708
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	120,114	110,961
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	2,474,380	2,238,406
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	512,572	463,690
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	105,155	102,728
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	67,082	61,999
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	23,523	21,801
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	11,712	10,826
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	13,611	12,470
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	12,086	11,062
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	4,454	4,063
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	177,361	162,386
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	7,261,461	6,559,882
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2051	270,026	243,768
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	11,832	11,558
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2032	9,685	9,459
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	320,886	314,286
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	31,741	29,497
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	419,330	383,795
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	148,195	135,683
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	118,116	109,246
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2049	21,160	19,056
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2042	8,327	7,951
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2043	26,049	24,826
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	212,445	200,324
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	1,015,494	961,363
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	117,980	110,769
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2050	6,533,461	6,224,685
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	351,140	327,045
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2052	144,277	134,738
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	63,356	60,400
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	21,818	20,799
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	14,907	14,282
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	5,908	5,634
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2042	3,557	3,393
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	27,502	25,962
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	951,616	901,187
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	69,880	65,653
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2048	11,178,288	10,589,410
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	6,893	6,565
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2042	3,599	3,422
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	1,280,708	1,209,237
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2048	227,194	214,302
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	39,788	37,083
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	5,098	4,866
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	1,945,154	1,851,830
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	71,026	66,974
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	33,342	31,440
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	58,343	54,923
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2051	48,950	45,592
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2035	126,836	124,713
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2043	12,064	11,461
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	262,967	245,005
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	12,963	12,321
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	12,167	11,587
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	244,144	227,315
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2042	4,458	4,252
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	30,470	28,983
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2043	23,140	21,992
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2046	50,334	47,556
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2048	2,883,683	2,757,479
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2051	465,636	433,976
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2038	7,554	7,378
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	40,233	38,238
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2043	25,175	23,940
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2046	198,774	187,805
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2050	28,327	26,436
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2051	199,120	185,581
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2051	15,242	14,205
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2042	31,776	30,323
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	25,470	24,215
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2048	271,584	256,004
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	113,781	107,395
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	70,725	66,757
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	1,665,155	1,587,803
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2051	575,882	539,785
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2034	183,102	180,210
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	22,016	21,006
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2042	8,797	8,411
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	31,301	29,886
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	5,043	4,807
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	34,392	32,462
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2050	2,333,518	2,193,815
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	14,544	13,866
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	13,531	12,908
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	7,207	6,871
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2046	243,639	230,042
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	611,927	579,499
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	22,846	21,292
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	47,003	46,305
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	4,737	4,663
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	1,886	1,857
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	68,301	67,279
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	5,064	4,980
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2043	10,495	10,323
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2049	5,123	4,952
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2051	383,848	370,737
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2052	123,006	119,266
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	12,193	12,020
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	6,347	6,241
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	2,810	2,773
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	2,223	2,191
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	59,567	58,621
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	40,522	39,869
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	2,408	2,365
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	16,714	16,438
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	6,717	6,562
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	51,560	50,363
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	70,728	69,686
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	13,453	13,265
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	9,282	9,159
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	8,369	8,237
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	7,821	7,694
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	7,402	7,288
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	7,154	7,053
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	7,150	7,045
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	6,405	6,310
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	6,068	5,962
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	5,594	5,508
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	5,208	5,124
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	4,826	4,755
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	3,739	3,679
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	3,523	3,460
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	3,139	3,097
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	3,144	3,095
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	2,466	2,423
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	2,116	2,092
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	36,509	35,930
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	20,292	19,968
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	16,496	16,226
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2045	25,820	25,197
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2048	25,629	24,786
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	167,697	162,650
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	20,466	19,850
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	19,050	18,755
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	6,952	6,835
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	5,743	5,651
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2042	2,692	2,652
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2044	3,746	3,663
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2045	9,558	9,315
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2051	94,845	91,991
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	38,881	38,308
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	5,775	5,688
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	47,826	47,029
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	3,169	3,121
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	997	986
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2046	41,628	40,570
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	12,548	12,241
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	21,384	20,700
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2049	69,434	67,106
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2052	81,064	78,599
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2036	1,299	1,287
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	6,846	6,779
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	2,250	2,215
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	1,295	1,275
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	19,934	19,573
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	6,149	6,004
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	77,248	75,408
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2048	25,658	24,837
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	16,903	16,628
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	12,116	11,920
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	5,810	5,716
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	3,332	3,273
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	1,940	1,905
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2044	6,630	6,496
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	10,171,572	9,944,621
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	5,780	5,644
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2046	15,209	14,832
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	73,872	71,857
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2049	11,258	10,873
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	1,195,864	1,149,412
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	595,479	574,210
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	21,685	21,012
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	75,461	73,402
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	6,617	6,518
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2045	13,115	12,815
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	81,616	79,542
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2050	1,282,213	1,235,613
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	72,668	71,026
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	456,467	442,445
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	69,510	67,614
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	41,406	40,277
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	23,747	23,010
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2043	3,491	3,421
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	13,534	13,209
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	8,331	8,151
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	8,203	7,997
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2047	181,056	175,381
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	43,653	43,185
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	7,840	7,756
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	2,231	2,196
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	2,668	2,625
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	4,602,281	4,503,211
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	87,246	85,275
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	129,586	125,686
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	12,973	12,582
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	214,134	207,489
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2053	6,609,237	6,364,903
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	19,898	19,842
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	2,323	2,311
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	1,433	1,443
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	55,636	55,930
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	8,018	7,995
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	715	720
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	6,000	6,042
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	151,390	152,452
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	4,062	4,089
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	7,591	7,632
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	1,283	1,290
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2045	14,078	14,176
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	2,619	2,614
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2039	11,348	11,429
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	2,317	2,333
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	2,311	2,328
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2041	12,745	12,828
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	7,150	7,150
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	37,031	37,018
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	13,153	13,218
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2046	79,801	80,363
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	12,867	12,826
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	10,171	10,139
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	6,283	6,245
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	19,483	19,744
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	4,368	4,397
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	67,114	67,589
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	5,391	5,404
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	6,114	6,103
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	11,495	11,459
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	78,185	78,721
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	21,640	21,786
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	13,441	13,530
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	4,744	4,780
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	7,678	7,664
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	7,902	7,872
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	425,243	431,211
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	9,913	10,046
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	20,991	21,138
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	20,324	20,426
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	94,349	94,317
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	208	209
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	14,861	14,967
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	2,272	2,288
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	74,418	74,392
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	12,893	12,868
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	3,064	3,082
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	1,516	1,526
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	1,376	1,384
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	1,078	1,085
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	1,008	1,015
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	463	466
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	232	234
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	26,636	26,993
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2053	5,733,165	5,673,878
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	3,324	3,345
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	1,614	1,624
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	1,539	1,549
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	1,219	1,227
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	601	604
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	514	517
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	7,808	7,863
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	3,804	3,830
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2042	32,053	32,279
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2043	1,989	2,004
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	13,914	13,874
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2041	15,807	16,191
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	484,870	489,750
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	157,710	159,494
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2040	2,384,684	2,412,449
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2044	21,655	22,061
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	382,088	387,366
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	333,652	337,427
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	201,799	203,704
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	205,413	207,673
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2035	68,619	69,908
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2038	11,784	12,018
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	104,943	107,212
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2054	896,289	908,950
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2053	401,980	409,794
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	57,962	59,041
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2039	24,835	25,294
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	2,563	2,606
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2035	24,661	25,153
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2040	205,171	207,559
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	45,312	46,221
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	29,229	29,815
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2052	21,332	21,760
Fannie Mae Mortgage pass-thru certificates 5.311% 8/1/2041 (b)	19,556	19,852
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2052	946,390	970,822
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	4,437,290	4,556,003
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	1,039,934	1,071,006
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	1,675,186	1,724,191
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2038	8,339,321	8,586,658
Fannie Mae Mortgage pass-thru certificates 5.5% 2/1/2053	79,380	81,256
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	601,848	617,010
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	1,173,974	1,204,648
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	521,469	535,094
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2053	327,230	336,598
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	478,428	490,779
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	3,217,299	3,295,330
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2053	1,118,814	1,150,844
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	1,314,889	1,356,231
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2052	711,562	729,932
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.505%, 6.005% 1/1/2035 (b)(c)	170	173
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.51%, 6.01% 2/1/2033 (b)(c)	68	69
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 6.244% 12/1/2034 (b)(c)	318	323
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.55%, 6.184% 9/1/2033 (b)(c)	9,263	9,414
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.96%, 6.585% 9/1/2035 (b)(c)	155	160
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2034	7,481	7,822
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2035	16,714	17,587
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	316	333
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2038	6,107	6,463
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2040	5,913	6,269
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	4,380	4,589
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	2,325	2,439
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2037	5,693	6,014
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2054	628,248	654,702
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2034	10,230	10,730
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	10,420	10,912
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	1,844	1,936
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	794	833
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	152	161
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	1,681,895	1,735,114
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	512,552	533,494
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	203,773	212,417
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	66,493	69,439
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2038	2,343	2,485
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2034	2,903	3,032
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2053	4,203,018	4,369,162
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	5,189,306	5,398,087
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	1,814,202	1,896,831
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2034	2,840	2,966
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2036	3,190	3,337
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	2,111	2,239
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2039	2,085,674	2,174,250
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	601,509	618,755
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2055	1,321,866	1,377,114
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2035	20,026	20,987
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2054	2,058,422	2,115,990
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2040	7,113	7,533
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	1,491,553	1,533,267
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	1,895,139	1,972,571
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	1,071	1,122
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2036	31,676	33,226
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2036	3,585	3,778
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053 (u)	600,444	623,992
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	1,483,345	1,524,830
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	1,030	1,084
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	469	492
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	1,018	1,079
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2041	13,363	14,161
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	430,175	447,180
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	2,187,026	2,262,543
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	1,230,787	1,265,209
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	7,854,292	8,197,905
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	7,383,026	7,605,082
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2034	13,088	13,720
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	617	648
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	148	156
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2037	15,840	16,548
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2029	310	318
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	3,220	3,389
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	421	446
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	482,053	498,698
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	2,846,861	2,925,590
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	444,184	463,721
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2053	2,392,690	2,519,917
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2055	3,254,563	3,439,823
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2053	963,488	1,000,870
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	3,711	3,880
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2035	35,331	37,073
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	436,702	453,577
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2053	896,034	943,679
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	444,036	460,778
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2055	675,769	714,711
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	10,687	11,180
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	2,159	2,257
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	4,435	4,663
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	854,262	886,472
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	252,847	266,608
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2055	2,737,691	2,900,802
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	251	268
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	32,532	34,119
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	25,476	26,705
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	6,038	6,342
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	913,067	960,405
Fannie Mae Mortgage pass-thru certificates 6.788% 2/1/2039 (b)	5,955	6,207
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2029	5	6
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	287,649	305,069
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2026	22	23
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	2	2
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	26	27
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	8	9
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	8	8
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	4	5
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	4	5
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2029	57	60
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	559,072	594,415
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	22,204	23,431
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	118,949	125,283
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	36,998	39,047
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	26	28
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	13	14
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	11	11
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2029	58	61
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2054	414,906	440,455
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	371	392
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	2	2
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2029	239	250
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2030	526	551
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2028	99	104
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2029	65	68
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	332	353
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	141	147
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	104	109
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	25	26
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2054	19,774	21,100
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2027	33	35
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	12	13
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2054	22,901	24,515
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2027	6	6
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	30	31
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	150	157
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2053	326,071	345,716
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	258,154	274,555
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2027	29	29
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	720	738
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	39	40
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	12	13
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	11	12
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	10	10
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	8	9
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2028	10	10
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2031	30	32
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2028	18	18
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	13	13
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	2	2
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	45	47
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	50	51
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	10	10
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2029	15	15
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2028	12	12
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	41	41
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2026	9	9
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	16	16
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2028	20	21
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	7	7
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	7	7
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	2	2
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	530	542
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	3	3
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	37	39
Freddie Mac Gold Pool 1.5% 1/1/2036	387,795	351,515
Freddie Mac Gold Pool 1.5% 1/1/2051	1,332,627	1,035,058
Freddie Mac Gold Pool 1.5% 10/1/2035	1,232,443	1,120,610
Freddie Mac Gold Pool 1.5% 11/1/2035	321,188	292,043
Freddie Mac Gold Pool 1.5% 11/1/2035	150,106	136,485
Freddie Mac Gold Pool 1.5% 11/1/2035	21,198	19,275
Freddie Mac Gold Pool 1.5% 12/1/2035	203,373	184,347
Freddie Mac Gold Pool 1.5% 12/1/2040	31,494	26,976
Freddie Mac Gold Pool 1.5% 2/1/2036	15,967	14,473
Freddie Mac Gold Pool 1.5% 2/1/2041	2,398,138	2,049,359
Freddie Mac Gold Pool 1.5% 2/1/2051	1,355,254	1,052,633
Freddie Mac Gold Pool 1.5% 3/1/2036	13,705	12,422
Freddie Mac Gold Pool 1.5% 3/1/2041	53,638	45,839
Freddie Mac Gold Pool 1.5% 3/1/2051	1,070,840	831,727
Freddie Mac Gold Pool 1.5% 4/1/2036	17,442	15,810
Freddie Mac Gold Pool 1.5% 4/1/2041	1,269,891	1,083,680
Freddie Mac Gold Pool 1.5% 4/1/2041	824,700	704,459
Freddie Mac Gold Pool 1.5% 4/1/2051 (v)	3,805,893	2,956,057
Freddie Mac Gold Pool 1.5% 4/1/2051	91,922	71,396
Freddie Mac Gold Pool 1.5% 5/1/2036	963,817	874,552
Freddie Mac Gold Pool 1.5% 5/1/2036	17,845	16,159
Freddie Mac Gold Pool 1.5% 6/1/2036	18,183	16,465
Freddie Mac Gold Pool 1.5% 8/1/2035	261,187	237,487
Freddie Mac Gold Pool 1.5% 8/1/2036	14,918	13,508
Freddie Mac Gold Pool 2% 1/1/2051	446,329	367,647
Freddie Mac Gold Pool 2% 1/1/2052	296,430	246,489
Freddie Mac Gold Pool 2% 1/1/2052	194,944	159,847
Freddie Mac Gold Pool 2% 10/1/2041	17,509	15,361
Freddie Mac Gold Pool 2% 10/1/2050	468,287	384,710
Freddie Mac Gold Pool 2% 10/1/2050	20,136	16,542
Freddie Mac Gold Pool 2% 10/1/2051	855,035	707,509
Freddie Mac Gold Pool 2% 10/1/2051	46,296	38,380
Freddie Mac Gold Pool 2% 11/1/2041	150,502	131,985
Freddie Mac Gold Pool 2% 11/1/2050	7,191,339	5,991,016
Freddie Mac Gold Pool 2% 11/1/2050	6,646,957	5,460,643
Freddie Mac Gold Pool 2% 11/1/2050	38,621	31,704
Freddie Mac Gold Pool 2% 11/1/2050	26,794	22,012
Freddie Mac Gold Pool 2% 11/1/2051	1,508,395	1,248,140
Freddie Mac Gold Pool 2% 11/1/2051	683,741	566,839
Freddie Mac Gold Pool 2% 11/1/2051	649,075	535,260
Freddie Mac Gold Pool 2% 11/1/2051	66,974	55,523
Freddie Mac Gold Pool 2% 11/1/2051	40,631	33,684
Freddie Mac Gold Pool 2% 12/1/2051	734,592	610,143
Freddie Mac Gold Pool 2% 12/1/2051	240,524	199,401
Freddie Mac Gold Pool 2% 2/1/2036	38,308	35,565
Freddie Mac Gold Pool 2% 2/1/2036	28,136	26,157
Freddie Mac Gold Pool 2% 2/1/2036	24,052	22,330
Freddie Mac Gold Pool 2% 2/1/2041	187,269	165,257
Freddie Mac Gold Pool 2% 2/1/2051	2,076,998	1,705,008
Freddie Mac Gold Pool 2% 2/1/2051	22,016	18,087
Freddie Mac Gold Pool 2% 2/1/2052	1,399,434	1,152,731
Freddie Mac Gold Pool 2% 2/1/2052	612,351	506,315
Freddie Mac Gold Pool 2% 3/1/2036	20,725	19,242
Freddie Mac Gold Pool 2% 3/1/2041	213,936	189,543
Freddie Mac Gold Pool 2% 3/1/2051	3,467,213	2,846,236
Freddie Mac Gold Pool 2% 3/1/2051	2,733,816	2,248,462
Freddie Mac Gold Pool 2% 3/1/2051	427,716	355,256
Freddie Mac Gold Pool 2% 3/1/2051	395,293	328,326
Freddie Mac Gold Pool 2% 3/1/2051	344,425	286,075
Freddie Mac Gold Pool 2% 3/1/2051	47,260	39,254
Freddie Mac Gold Pool 2% 3/1/2051	29,590	24,605
Freddie Mac Gold Pool 2% 4/1/2051	284,212	233,132
Freddie Mac Gold Pool 2% 4/1/2052	3,983,229	3,284,770
Freddie Mac Gold Pool 2% 4/1/2052	56,683	46,992
Freddie Mac Gold Pool 2% 5/1/2036	36,346	33,743
Freddie Mac Gold Pool 2% 5/1/2041	167,402	147,409
Freddie Mac Gold Pool 2% 5/1/2051	6,669,293	5,522,759
Freddie Mac Gold Pool 2% 5/1/2051	3,476,766	2,851,905
Freddie Mac Gold Pool 2% 5/1/2051	2,714,765	2,259,941
Freddie Mac Gold Pool 2% 5/1/2051	79,075	65,085
Freddie Mac Gold Pool 2% 5/1/2051	75,182	62,445
Freddie Mac Gold Pool 2% 6/1/2041	284,820	250,636
Freddie Mac Gold Pool 2% 6/1/2050	22,995,105	18,934,175
Freddie Mac Gold Pool 2% 6/1/2050	611,431	508,421
Freddie Mac Gold Pool 2% 6/1/2051	18,426	15,114
Freddie Mac Gold Pool 2% 6/1/2052	344,630	282,691
Freddie Mac Gold Pool 2% 7/1/2041	1,090,554	960,616
Freddie Mac Gold Pool 2% 7/1/2041	16,843	14,811
Freddie Mac Gold Pool 2% 7/1/2050	172,631	143,547
Freddie Mac Gold Pool 2% 7/1/2050	52,881	43,493
Freddie Mac Gold Pool 2% 7/1/2050	20,832	17,153
Freddie Mac Gold Pool 2% 7/1/2051	714,628	596,464
Freddie Mac Gold Pool 2% 7/1/2051	44,436	36,867
Freddie Mac Gold Pool 2% 8/1/2050	15,436	12,835
Freddie Mac Gold Pool 2% 8/1/2051	443,465	364,318
Freddie Mac Gold Pool 2% 9/1/2050	13,185,025	10,844,191
Freddie Mac Gold Pool 2% 9/1/2050	318,525	263,767
Freddie Mac Gold Pool 2% 9/1/2050	86,833	71,336
Freddie Mac Gold Pool 2% 9/1/2050	15,222	12,520
Freddie Mac Gold Pool 2% 9/1/2051	323,622	268,291
Freddie Mac Gold Pool 2% 9/1/2051	323,169	267,915
Freddie Mac Gold Pool 2% 9/1/2051	55,919	46,358
Freddie Mac Gold Pool 2.5% 1/1/2031	3,721	3,619
Freddie Mac Gold Pool 2.5% 1/1/2041	455,498	413,601
Freddie Mac Gold Pool 2.5% 1/1/2042	235,203	212,078
Freddie Mac Gold Pool 2.5% 1/1/2052	1,179,821	1,021,451
Freddie Mac Gold Pool 2.5% 1/1/2052	52,865	45,801
Freddie Mac Gold Pool 2.5% 10/1/2031	20,545	19,933
Freddie Mac Gold Pool 2.5% 10/1/2041	116,999	105,678
Freddie Mac Gold Pool 2.5% 10/1/2051	3,036,612	2,629,002
Freddie Mac Gold Pool 2.5% 10/1/2051	651,695	562,588
Freddie Mac Gold Pool 2.5% 11/1/2031	88,674	85,842
Freddie Mac Gold Pool 2.5% 11/1/2032	4,189	4,038
Freddie Mac Gold Pool 2.5% 11/1/2041	1,359,160	1,232,486
Freddie Mac Gold Pool 2.5% 11/1/2041	73,759	66,763
Freddie Mac Gold Pool 2.5% 11/1/2041	64,725	58,707
Freddie Mac Gold Pool 2.5% 11/1/2050	3,146,619	2,738,009
Freddie Mac Gold Pool 2.5% 11/1/2050	854,130	742,414
Freddie Mac Gold Pool 2.5% 12/1/2050	358,769	312,180
Freddie Mac Gold Pool 2.5% 12/1/2051	537,626	464,115
Freddie Mac Gold Pool 2.5% 2/1/2042	254,858	230,873
Freddie Mac Gold Pool 2.5% 2/1/2050	636,633	549,585
Freddie Mac Gold Pool 2.5% 2/1/2051	8,342,597	7,251,434
Freddie Mac Gold Pool 2.5% 2/1/2051	14,321	12,358
Freddie Mac Gold Pool 2.5% 3/1/2032	1,173,639	1,135,301
Freddie Mac Gold Pool 2.5% 3/1/2050	2,369,713	2,044,217
Freddie Mac Gold Pool 2.5% 3/1/2051	2,182,038	1,883,002
Freddie Mac Gold Pool 2.5% 4/1/2033	26,658	25,681
Freddie Mac Gold Pool 2.5% 4/1/2042	3,582,605	3,227,998
Freddie Mac Gold Pool 2.5% 4/1/2042	47,772	43,124
Freddie Mac Gold Pool 2.5% 4/1/2052 (u)	856,525	743,426
Freddie Mac Gold Pool 2.5% 5/1/2041	545,615	497,242
Freddie Mac Gold Pool 2.5% 5/1/2051	353,741	307,032
Freddie Mac Gold Pool 2.5% 6/1/2031	13,538	13,171
Freddie Mac Gold Pool 2.5% 6/1/2031	12,415	12,049
Freddie Mac Gold Pool 2.5% 6/1/2040	43,318	39,609
Freddie Mac Gold Pool 2.5% 6/1/2041	56,957	51,698
Freddie Mac Gold Pool 2.5% 7/1/2031	21,145	20,524
Freddie Mac Gold Pool 2.5% 7/1/2032	377,642	364,832
Freddie Mac Gold Pool 2.5% 7/1/2033	45,636	43,913
Freddie Mac Gold Pool 2.5% 7/1/2050	704,170	612,069
Freddie Mac Gold Pool 2.5% 7/1/2050	83,807	73,055
Freddie Mac Gold Pool 2.5% 7/1/2051	1,362,684	1,184,453
Freddie Mac Gold Pool 2.5% 7/1/2051	522,256	451,663
Freddie Mac Gold Pool 2.5% 8/1/2031	35,650	34,588
Freddie Mac Gold Pool 2.5% 8/1/2041	53,404	48,496
Freddie Mac Gold Pool 2.5% 8/1/2050	1,171,520	1,019,024
Freddie Mac Gold Pool 2.5% 9/1/2041	117,080	106,224
Freddie Mac Gold Pool 3% 1/1/2043	5,926	5,485
Freddie Mac Gold Pool 3% 1/1/2052	1,315,065	1,181,021
Freddie Mac Gold Pool 3% 1/1/2052	832,271	746,138
Freddie Mac Gold Pool 3% 10/1/2049	2,116,862	1,906,384
Freddie Mac Gold Pool 3% 11/1/2050	49,914	44,826
Freddie Mac Gold Pool 3% 11/1/2051	315,476	283,024
Freddie Mac Gold Pool 3% 12/1/2030	39,017	38,287
Freddie Mac Gold Pool 3% 12/1/2032	33,332	32,647
Freddie Mac Gold Pool 3% 12/1/2032	3,572	3,492
Freddie Mac Gold Pool 3% 12/1/2042	86,879	80,936
Freddie Mac Gold Pool 3% 12/1/2042	7,706	7,177
Freddie Mac Gold Pool 3% 12/1/2042	2,846	2,651
Freddie Mac Gold Pool 3% 12/1/2046	184,684	169,229
Freddie Mac Gold Pool 3% 12/1/2050	410,942	369,055
Freddie Mac Gold Pool 3% 2/1/2033	36,988	36,322
Freddie Mac Gold Pool 3% 2/1/2033	13,574	13,243
Freddie Mac Gold Pool 3% 2/1/2037	25,083	23,971
Freddie Mac Gold Pool 3% 2/1/2043	5,951	5,563
Freddie Mac Gold Pool 3% 2/1/2050	466,563	422,506
Freddie Mac Gold Pool 3% 3/1/2050	3,848,273	3,465,642
Freddie Mac Gold Pool 3% 3/1/2052	738,802	661,881
Freddie Mac Gold Pool 3% 3/1/2052	418,382	375,083
Freddie Mac Gold Pool 3% 4/1/2034	33,262	32,479
Freddie Mac Gold Pool 3% 4/1/2046	9,426	8,641
Freddie Mac Gold Pool 3% 4/1/2046	7,831	7,179
Freddie Mac Gold Pool 3% 4/1/2050	3,852,685	3,469,615
Freddie Mac Gold Pool 3% 4/1/2050	161,392	146,101
Freddie Mac Gold Pool 3% 5/1/2045	4,065	3,730
Freddie Mac Gold Pool 3% 5/1/2046	141,132	129,366
Freddie Mac Gold Pool 3% 5/1/2046	22,564	20,683
Freddie Mac Gold Pool 3% 5/1/2051	308,401	277,351
Freddie Mac Gold Pool 3% 6/1/2031	11,567	11,350
Freddie Mac Gold Pool 3% 6/1/2031	4,422	4,339
Freddie Mac Gold Pool 3% 6/1/2046	139,669	128,025
Freddie Mac Gold Pool 3% 6/1/2050	76,423	69,182
Freddie Mac Gold Pool 3% 6/1/2052	1,377,580	1,235,012
Freddie Mac Gold Pool 3% 6/1/2052	1,223,801	1,100,972
Freddie Mac Gold Pool 3% 7/1/2045	8,557	7,865
Freddie Mac Gold Pool 3% 9/1/2049	11,126	10,117
Freddie Mac Gold Pool 3% 9/1/2051	281,376	252,431
Freddie Mac Gold Pool 3.5% 1/1/2046	17,285	16,323
Freddie Mac Gold Pool 3.5% 1/1/2046	5,769	5,452
Freddie Mac Gold Pool 3.5% 1/1/2048	899,478	844,504
Freddie Mac Gold Pool 3.5% 1/1/2048	7,395	7,001
Freddie Mac Gold Pool 3.5% 10/1/2040	6,704	6,414
Freddie Mac Gold Pool 3.5% 10/1/2047	32,008	30,311
Freddie Mac Gold Pool 3.5% 10/1/2051	196,849	184,080
Freddie Mac Gold Pool 3.5% 11/1/2033	56,216	55,284
Freddie Mac Gold Pool 3.5% 11/1/2040	13,984	13,412
Freddie Mac Gold Pool 3.5% 11/1/2047	214,710	203,332
Freddie Mac Gold Pool 3.5% 11/1/2047	24,975	23,593
Freddie Mac Gold Pool 3.5% 11/1/2047	8,869	8,342
Freddie Mac Gold Pool 3.5% 12/1/2033	21,428	21,158
Freddie Mac Gold Pool 3.5% 12/1/2040	13,478	12,812
Freddie Mac Gold Pool 3.5% 12/1/2046	32,318	30,509
Freddie Mac Gold Pool 3.5% 12/1/2047	48,772	46,172
Freddie Mac Gold Pool 3.5% 12/1/2047	36,457	34,269
Freddie Mac Gold Pool 3.5% 2/1/2034	225,498	222,725
Freddie Mac Gold Pool 3.5% 2/1/2043	857,582	817,943
Freddie Mac Gold Pool 3.5% 2/1/2043	18,546	17,733
Freddie Mac Gold Pool 3.5% 2/1/2043	6,798	6,520
Freddie Mac Gold Pool 3.5% 2/1/2048	110,968	104,308
Freddie Mac Gold Pool 3.5% 2/1/2048	19,696	18,513
Freddie Mac Gold Pool 3.5% 2/1/2052	263,896	246,448
Freddie Mac Gold Pool 3.5% 2/1/2052	64,622	60,168
Freddie Mac Gold Pool 3.5% 3/1/2032	134,341	132,950
Freddie Mac Gold Pool 3.5% 3/1/2045	46,283	43,829
Freddie Mac Gold Pool 3.5% 3/1/2045	11,813	11,206
Freddie Mac Gold Pool 3.5% 3/1/2045	9,429	8,944
Freddie Mac Gold Pool 3.5% 3/1/2046	176,152	166,870
Freddie Mac Gold Pool 3.5% 3/1/2048	43,618	41,000
Freddie Mac Gold Pool 3.5% 3/1/2052	221,918	207,058
Freddie Mac Gold Pool 3.5% 3/1/2052	100,632	93,947
Freddie Mac Gold Pool 3.5% 4/1/2040	16,584	15,915
Freddie Mac Gold Pool 3.5% 4/1/2042	156,224	149,761
Freddie Mac Gold Pool 3.5% 4/1/2043	22,248	21,207
Freddie Mac Gold Pool 3.5% 4/1/2043	9,353	8,927
Freddie Mac Gold Pool 3.5% 4/1/2046	40,609	38,412
Freddie Mac Gold Pool 3.5% 4/1/2046	33,375	31,570
Freddie Mac Gold Pool 3.5% 4/1/2047	16,094	15,130
Freddie Mac Gold Pool 3.5% 4/1/2052	239,058	224,596
Freddie Mac Gold Pool 3.5% 5/1/2034	24,955	24,617
Freddie Mac Gold Pool 3.5% 5/1/2040	31,743	30,481
Freddie Mac Gold Pool 3.5% 5/1/2040	5,635	5,410
Freddie Mac Gold Pool 3.5% 5/1/2045	78,686	74,391
Freddie Mac Gold Pool 3.5% 5/1/2046	339,933	322,185
Freddie Mac Gold Pool 3.5% 6/1/2032	95,345	94,317
Freddie Mac Gold Pool 3.5% 6/1/2040	28,075	26,995
Freddie Mac Gold Pool 3.5% 6/1/2045	166,897	158,163
Freddie Mac Gold Pool 3.5% 6/1/2045	95,946	90,795
Freddie Mac Gold Pool 3.5% 6/1/2045	15,620	14,815
Freddie Mac Gold Pool 3.5% 6/1/2045	8,956	8,497
Freddie Mac Gold Pool 3.5% 6/1/2046	24,501	23,080
Freddie Mac Gold Pool 3.5% 6/1/2047	130,687	122,863
Freddie Mac Gold Pool 3.5% 7/1/2032	138,446	136,968
Freddie Mac Gold Pool 3.5% 7/1/2040	2,668	2,558
Freddie Mac Gold Pool 3.5% 7/1/2042	519,548	495,715
Freddie Mac Gold Pool 3.5% 7/1/2047	515,515	488,357
Freddie Mac Gold Pool 3.5% 7/1/2048	1,993,005	1,872,442
Freddie Mac Gold Pool 3.5% 8/1/2034	42,376	41,791
Freddie Mac Gold Pool 3.5% 8/1/2040	18,175	17,441
Freddie Mac Gold Pool 3.5% 8/1/2047	803,888	761,288
Freddie Mac Gold Pool 3.5% 8/1/2047	93,427	88,476
Freddie Mac Gold Pool 3.5% 8/1/2047	63,348	59,991
Freddie Mac Gold Pool 3.5% 8/1/2049	9,519,441	8,955,480
Freddie Mac Gold Pool 3.5% 8/1/2051	269,620	252,214
Freddie Mac Gold Pool 3.5% 9/1/2040	14,542	13,972
Freddie Mac Gold Pool 3.5% 9/1/2042	1,203,212	1,147,400
Freddie Mac Gold Pool 3.5% 9/1/2042	655,683	624,983
Freddie Mac Gold Pool 3.5% 9/1/2046	421,943	398,974
Freddie Mac Gold Pool 3.5% 9/1/2046	47,166	44,571
Freddie Mac Gold Pool 3.5% 9/1/2047	15,570	14,745
Freddie Mac Gold Pool 3.5% 9/1/2047	14,721	13,941
Freddie Mac Gold Pool 4% 1/1/2036	74,899	74,879
Freddie Mac Gold Pool 4% 1/1/2039	8,357	8,284
Freddie Mac Gold Pool 4% 1/1/2041	5,802	5,723
Freddie Mac Gold Pool 4% 1/1/2041	2,743	2,710
Freddie Mac Gold Pool 4% 1/1/2044	4,380	4,289
Freddie Mac Gold Pool 4% 10/1/2041	46,632	45,941
Freddie Mac Gold Pool 4% 10/1/2041	5,616	5,534
Freddie Mac Gold Pool 4% 10/1/2041	4,284	4,222
Freddie Mac Gold Pool 4% 10/1/2042	2,255	2,216
Freddie Mac Gold Pool 4% 10/1/2043	10,917	10,701
Freddie Mac Gold Pool 4% 10/1/2044	7,698	7,529
Freddie Mac Gold Pool 4% 10/1/2045	2,893	2,836
Freddie Mac Gold Pool 4% 10/1/2052	615,900	595,056
Freddie Mac Gold Pool 4% 11/1/2041	7,427	7,303
Freddie Mac Gold Pool 4% 11/1/2042	97,640	96,221
Freddie Mac Gold Pool 4% 11/1/2042	83,315	82,054
Freddie Mac Gold Pool 4% 11/1/2042	9,659	9,495
Freddie Mac Gold Pool 4% 11/1/2042	8,350	8,198
Freddie Mac Gold Pool 4% 11/1/2047	59,259	57,468
Freddie Mac Gold Pool 4% 11/1/2051	34,201	33,172
Freddie Mac Gold Pool 4% 12/1/2042	2,353	2,320
Freddie Mac Gold Pool 4% 12/1/2047	95,668	92,776
Freddie Mac Gold Pool 4% 2/1/2041	15,552	15,344
Freddie Mac Gold Pool 4% 2/1/2042	20,587	20,246
Freddie Mac Gold Pool 4% 2/1/2043	7,813	7,669
Freddie Mac Gold Pool 4% 2/1/2043	5,964	5,850
Freddie Mac Gold Pool 4% 2/1/2043	4,677	4,585
Freddie Mac Gold Pool 4% 2/1/2043	2,576	2,525
Freddie Mac Gold Pool 4% 2/1/2045	65,103	63,776
Freddie Mac Gold Pool 4% 2/1/2046	23,729	23,240
Freddie Mac Gold Pool 4% 2/1/2048	61,082	59,351
Freddie Mac Gold Pool 4% 2/1/2050	14,037	13,540
Freddie Mac Gold Pool 4% 2/1/2052	18,250	17,696
Freddie Mac Gold Pool 4% 2/1/2052	15,719	15,241
Freddie Mac Gold Pool 4% 2/1/2053	6,636,756	6,393,479
Freddie Mac Gold Pool 4% 2/1/2053	1,747,956	1,683,882
Freddie Mac Gold Pool 4% 3/1/2042	3,524	3,464
Freddie Mac Gold Pool 4% 3/1/2042	3,455	3,404
Freddie Mac Gold Pool 4% 4/1/2042	52,594	51,715
Freddie Mac Gold Pool 4% 4/1/2042	39,915	39,314
Freddie Mac Gold Pool 4% 4/1/2043	77,261	75,993
Freddie Mac Gold Pool 4% 4/1/2043	4,168	4,096
Freddie Mac Gold Pool 4% 4/1/2046	22,790	22,250
Freddie Mac Gold Pool 4% 4/1/2048	21,703	21,088
Freddie Mac Gold Pool 4% 4/1/2048	18,179	17,664
Freddie Mac Gold Pool 4% 4/1/2048	9,837	9,558
Freddie Mac Gold Pool 4% 4/1/2048	3,743	3,637
Freddie Mac Gold Pool 4% 4/1/2048	1,082	1,051
Freddie Mac Gold Pool 4% 4/1/2052	36,150	35,028
Freddie Mac Gold Pool 4% 4/1/2052	25,201	24,419
Freddie Mac Gold Pool 4% 5/1/2038	103,303	102,629
Freddie Mac Gold Pool 4% 5/1/2042	6,900	6,802
Freddie Mac Gold Pool 4% 5/1/2043	5,101	5,003
Freddie Mac Gold Pool 4% 5/1/2045	31,432	30,971
Freddie Mac Gold Pool 4% 5/1/2045	8,159	7,970
Freddie Mac Gold Pool 4% 5/1/2048	128,128	124,536
Freddie Mac Gold Pool 4% 5/1/2053	2,937,375	2,823,277
Freddie Mac Gold Pool 4% 6/1/2038	4,286	4,248
Freddie Mac Gold Pool 4% 6/1/2038	3,166	3,140
Freddie Mac Gold Pool 4% 6/1/2041	2,035	2,003
Freddie Mac Gold Pool 4% 6/1/2045	5,382	5,265
Freddie Mac Gold Pool 4% 6/1/2047	369,087	359,432
Freddie Mac Gold Pool 4% 6/1/2047	25,653	25,014
Freddie Mac Gold Pool 4% 6/1/2052	20,068	19,445
Freddie Mac Gold Pool 4% 7/1/2042	81,492	80,046
Freddie Mac Gold Pool 4% 7/1/2043	10,717	10,508
Freddie Mac Gold Pool 4% 7/1/2043	8,293	8,145
Freddie Mac Gold Pool 4% 7/1/2043	4,591	4,509
Freddie Mac Gold Pool 4% 7/1/2043	2,546	2,494
Freddie Mac Gold Pool 4% 7/1/2045	15,285	14,946
Freddie Mac Gold Pool 4% 7/1/2052	31,215	30,247
Freddie Mac Gold Pool 4% 8/1/2038	21,833	21,643
Freddie Mac Gold Pool 4% 8/1/2038	16,418	16,275
Freddie Mac Gold Pool 4% 8/1/2043	5,008	4,910
Freddie Mac Gold Pool 4% 8/1/2052	19,572	18,964
Freddie Mac Gold Pool 4% 9/1/2041	5,796	5,712
Freddie Mac Gold Pool 4% 9/1/2041	2,121	2,090
Freddie Mac Gold Pool 4% 9/1/2041	1,938	1,907
Freddie Mac Gold Pool 4% 9/1/2042	32,764	32,218
Freddie Mac Gold Pool 4% 9/1/2042	6,090	6,008
Freddie Mac Gold Pool 4% 9/1/2043	7,806	7,661
Freddie Mac Gold Pool 4% 9/1/2043	7,292	7,153
Freddie Mac Gold Pool 4% 9/1/2043	7,012	6,882
Freddie Mac Gold Pool 4% 9/1/2043	6,136	6,015
Freddie Mac Gold Pool 4% 9/1/2043	5,993	5,871
Freddie Mac Gold Pool 4% 9/1/2044	5,405	5,296
Freddie Mac Gold Pool 4% 9/1/2051	40,662	39,451
Freddie Mac Gold Pool 4.5% 1/1/2040	1,876	1,892
Freddie Mac Gold Pool 4.5% 1/1/2041	1,169	1,179
Freddie Mac Gold Pool 4.5% 1/1/2042	57,284	57,758
Freddie Mac Gold Pool 4.5% 1/1/2047	4,242	4,247
Freddie Mac Gold Pool 4.5% 10/1/2039	11,309	11,404
Freddie Mac Gold Pool 4.5% 10/1/2039	2,668	2,690
Freddie Mac Gold Pool 4.5% 10/1/2039	1,056	1,065
Freddie Mac Gold Pool 4.5% 10/1/2040	5,494	5,539
Freddie Mac Gold Pool 4.5% 10/1/2040	2,981	3,005
Freddie Mac Gold Pool 4.5% 10/1/2041	14,052	14,163
Freddie Mac Gold Pool 4.5% 10/1/2048	75,493	75,625
Freddie Mac Gold Pool 4.5% 10/1/2048	11,639	11,605
Freddie Mac Gold Pool 4.5% 11/1/2040	1,327	1,338
Freddie Mac Gold Pool 4.5% 12/1/2040	2,007	2,023
Freddie Mac Gold Pool 4.5% 12/1/2040	1,732	1,746
Freddie Mac Gold Pool 4.5% 12/1/2044	3,693	3,716
Freddie Mac Gold Pool 4.5% 12/1/2045	10,358	10,445
Freddie Mac Gold Pool 4.5% 12/1/2046	4,294	4,299
Freddie Mac Gold Pool 4.5% 2/1/2041	8,117	8,184
Freddie Mac Gold Pool 4.5% 2/1/2041	2,287	2,305
Freddie Mac Gold Pool 4.5% 2/1/2041	2,283	2,300
Freddie Mac Gold Pool 4.5% 2/1/2041	2,139	2,157
Freddie Mac Gold Pool 4.5% 2/1/2041	1,397	1,409
Freddie Mac Gold Pool 4.5% 2/1/2041	978	985
Freddie Mac Gold Pool 4.5% 2/1/2047	19,324	19,346
Freddie Mac Gold Pool 4.5% 3/1/2041	21,971	22,152
Freddie Mac Gold Pool 4.5% 3/1/2041	9,007	9,081
Freddie Mac Gold Pool 4.5% 3/1/2041	2,245	2,264
Freddie Mac Gold Pool 4.5% 3/1/2041	2,192	2,210
Freddie Mac Gold Pool 4.5% 4/1/2041	27,157	27,381
Freddie Mac Gold Pool 4.5% 4/1/2041	3,093	3,117
Freddie Mac Gold Pool 4.5% 4/1/2041	3,025	3,050
Freddie Mac Gold Pool 4.5% 5/1/2035	931	939
Freddie Mac Gold Pool 4.5% 5/1/2039	7,326	7,391
Freddie Mac Gold Pool 4.5% 5/1/2041	3,295	3,322
Freddie Mac Gold Pool 4.5% 5/1/2041	3,229	3,253
Freddie Mac Gold Pool 4.5% 5/1/2045	18,175	18,281
Freddie Mac Gold Pool 4.5% 5/1/2047	49,231	49,271
Freddie Mac Gold Pool 4.5% 5/1/2047	37,684	37,714
Freddie Mac Gold Pool 4.5% 5/1/2047	16,961	16,975
Freddie Mac Gold Pool 4.5% 6/1/2038	1,140	1,150
Freddie Mac Gold Pool 4.5% 6/1/2041	3,024	3,049
Freddie Mac Gold Pool 4.5% 6/1/2041	2,503	2,523
Freddie Mac Gold Pool 4.5% 6/1/2041	2,120	2,137
Freddie Mac Gold Pool 4.5% 6/1/2041	996	1,005
Freddie Mac Gold Pool 4.5% 6/1/2047	70,645	70,702
Freddie Mac Gold Pool 4.5% 6/1/2047	19,604	19,669
Freddie Mac Gold Pool 4.5% 7/1/2040	4,121	4,156
Freddie Mac Gold Pool 4.5% 7/1/2040	1,824	1,839
Freddie Mac Gold Pool 4.5% 7/1/2040	1,597	1,611
Freddie Mac Gold Pool 4.5% 7/1/2047	36,582	36,715
Freddie Mac Gold Pool 4.5% 7/1/2047	29,919	29,944
Freddie Mac Gold Pool 4.5% 7/1/2047	15,926	15,979
Freddie Mac Gold Pool 4.5% 8/1/2033	438	441
Freddie Mac Gold Pool 4.5% 8/1/2040	1,414	1,426
Freddie Mac Gold Pool 4.5% 8/1/2041	10,359	10,445
Freddie Mac Gold Pool 4.5% 8/1/2041	1,460	1,471
Freddie Mac Gold Pool 4.5% 8/1/2041	1,091	1,100
Freddie Mac Gold Pool 4.5% 8/1/2052	50,136	49,523
Freddie Mac Gold Pool 4.5% 9/1/2039	5,913	5,965
Freddie Mac Gold Pool 4.5% 9/1/2040	2,607	2,629
Freddie Mac Gold Pool 4.5% 9/1/2041	24,761	24,969
Freddie Mac Gold Pool 4.5% 9/1/2041	13,855	13,969
Freddie Mac Gold Pool 4.5% 9/1/2041	10,417	10,502
Freddie Mac Gold Pool 5% 1/1/2035	10,128	10,329
Freddie Mac Gold Pool 5% 1/1/2037	482	493
Freddie Mac Gold Pool 5% 1/1/2040	4,651	4,767
Freddie Mac Gold Pool 5% 1/1/2053	354,422	357,656
Freddie Mac Gold Pool 5% 10/1/2033	1,232	1,257
Freddie Mac Gold Pool 5% 10/1/2033	850	866
Freddie Mac Gold Pool 5% 10/1/2052	152,513	154,239
Freddie Mac Gold Pool 5% 11/1/2035	701	717
Freddie Mac Gold Pool 5% 11/1/2052	722,851	730,803
Freddie Mac Gold Pool 5% 11/1/2052	243,325	246,686
Freddie Mac Gold Pool 5% 11/1/2053	8,049,766	8,168,515
Freddie Mac Gold Pool 5% 12/1/2033	478	487
Freddie Mac Gold Pool 5% 12/1/2035	1,863	1,905
Freddie Mac Gold Pool 5% 12/1/2052	541,349	547,305
Freddie Mac Gold Pool 5% 12/1/2052	411,594	416,122
Freddie Mac Gold Pool 5% 12/1/2052	367,755	371,226
Freddie Mac Gold Pool 5% 12/1/2052	103,685	104,663
Freddie Mac Gold Pool 5% 12/1/2054	2,582,463	2,601,191
Freddie Mac Gold Pool 5% 4/1/2034	395	403
Freddie Mac Gold Pool 5% 4/1/2035	2,799	2,856
Freddie Mac Gold Pool 5% 4/1/2035	1,013	1,035
Freddie Mac Gold Pool 5% 4/1/2035	718	734
Freddie Mac Gold Pool 5% 4/1/2036	5,971	6,104
Freddie Mac Gold Pool 5% 4/1/2040	6,454	6,619
Freddie Mac Gold Pool 5% 4/1/2054	985,057	998,972
Freddie Mac Gold Pool 5% 5/1/2034	473	483
Freddie Mac Gold Pool 5% 5/1/2034	233	238
Freddie Mac Gold Pool 5% 5/1/2035	2,708	2,767
Freddie Mac Gold Pool 5% 6/1/2035	496	507
Freddie Mac Gold Pool 5% 6/1/2035	222	227
Freddie Mac Gold Pool 5% 6/1/2040	3,956	4,056
Freddie Mac Gold Pool 5% 6/1/2040	3,277	3,360
Freddie Mac Gold Pool 5% 6/1/2041	98,688	101,237
Freddie Mac Gold Pool 5% 6/1/2052	2,018,028	2,047,167
Freddie Mac Gold Pool 5% 6/1/2053	309,190	315,201
Freddie Mac Gold Pool 5% 7/1/2035	17,438	17,806
Freddie Mac Gold Pool 5% 7/1/2035	2,387	2,440
Freddie Mac Gold Pool 5% 7/1/2041	1,886	1,935
Freddie Mac Gold Pool 5% 7/1/2041	1,541	1,582
Freddie Mac Gold Pool 5% 7/1/2041	771	784
Freddie Mac Gold Pool 5% 8/1/2033	323	330
Freddie Mac Gold Pool 5% 8/1/2034	4,270	4,357
Freddie Mac Gold Pool 5% 8/1/2035	305	312
Freddie Mac Gold Pool 5% 8/1/2040	3,266	3,346
Freddie Mac Gold Pool 5% 9/1/2033	984	1,003
Freddie Mac Gold Pool 5% 9/1/2035	1,667	1,705
Freddie Mac Gold Pool 5% 9/1/2052	149,968	151,665
Freddie Mac Gold Pool 5% 9/1/2054	6,518,467	6,559,627
Freddie Mac Gold Pool 5.5% 1/1/2055	1,801,206	1,846,017
Freddie Mac Gold Pool 5.5% 11/1/2052	853,088	878,310
Freddie Mac Gold Pool 5.5% 2/1/2054	230,381	234,529
Freddie Mac Gold Pool 5.5% 3/1/2053 (u)(v)	1,159,229	1,194,589
Freddie Mac Gold Pool 5.5% 4/1/2053	200,053	205,968
Freddie Mac Gold Pool 5.5% 5/1/2039	5,584,099	5,749,718
Freddie Mac Gold Pool 5.5% 5/1/2053	566,843	580,945
Freddie Mac Gold Pool 5.5% 9/1/2053	3,656,976	3,758,241
Freddie Mac Gold Pool 5.5% 9/1/2054	1,694,695	1,739,504
Freddie Mac Gold Pool 6% 1/1/2032	242	251
Freddie Mac Gold Pool 6% 1/1/2032	148	154
Freddie Mac Gold Pool 6% 10/1/2032	123	128
Freddie Mac Gold Pool 6% 10/1/2054	1,310,785	1,365,980
Freddie Mac Gold Pool 6% 11/1/2031	161	167
Freddie Mac Gold Pool 6% 11/1/2032	1,332	1,384
Freddie Mac Gold Pool 6% 11/1/2053	312,336	323,121
Freddie Mac Gold Pool 6% 12/1/2032	64	67
Freddie Mac Gold Pool 6% 12/1/2037	3,715	3,948
Freddie Mac Gold Pool 6% 12/1/2037	947	1,004
Freddie Mac Gold Pool 6% 12/1/2052	289,562	301,099
Freddie Mac Gold Pool 6% 3/1/2053	1,060,245	1,105,469
Freddie Mac Gold Pool 6% 4/1/2031	124	128
Freddie Mac Gold Pool 6% 4/1/2033	424	441
Freddie Mac Gold Pool 6% 4/1/2039	1,136,909	1,184,836
Freddie Mac Gold Pool 6% 4/1/2054 (v)	16,766,321	17,451,357
Freddie Mac Gold Pool 6% 5/1/2029	23	23
Freddie Mac Gold Pool 6% 5/1/2033	2,980	3,086
Freddie Mac Gold Pool 6% 5/1/2054	1,909,246	1,990,237
Freddie Mac Gold Pool 6% 6/1/2031	42	44
Freddie Mac Gold Pool 6% 7/1/2032	319	331
Freddie Mac Gold Pool 6% 7/1/2033	410	428
Freddie Mac Gold Pool 6% 7/1/2039	2,878,044	2,984,982
Freddie Mac Gold Pool 6% 8/1/2037	3,129	3,308
Freddie Mac Gold Pool 6% 8/1/2055	1,232,385	1,285,144
Freddie Mac Gold Pool 6% 9/1/2033	2,428	2,532
Freddie Mac Gold Pool 6% 9/1/2039	714,951	742,365
Freddie Mac Gold Pool 6% 9/1/2054	959,728	1,001,940
Freddie Mac Gold Pool 6% 9/1/2054	263,779	273,712
Freddie Mac Gold Pool 6.5% 1/1/2032	978	1,022
Freddie Mac Gold Pool 6.5% 1/1/2054	1,254,162	1,318,792
Freddie Mac Gold Pool 6.5% 10/1/2032	920	966
Freddie Mac Gold Pool 6.5% 10/1/2053	289,772	304,705
Freddie Mac Gold Pool 6.5% 3/1/2036	8,719	9,131
Freddie Mac Gold Pool 6.5% 4/1/2032	91	95
Freddie Mac Gold Pool 6.5% 6/1/2054	6,659,365	7,019,708
Freddie Mac Gold Pool 6.5% 6/1/2054	2,423,058	2,562,501
Freddie Mac Gold Pool 6.5% 7/1/2032	24	25
Freddie Mac Gold Pool 6.5% 8/1/2032	356	373
Freddie Mac Gold Pool 6.5% 8/1/2032	239	251
Freddie Mac Gold Pool 6.5% 8/1/2032	233	245
Freddie Mac Gold Pool 6.5% 9/1/2039	12,169	13,055
Freddie Mac Gold Pool 6.5% 9/1/2053	298,092	314,129
Freddie Mac Gold Pool 6.5% 9/1/2054	2,912,616	3,081,143
Freddie Mac Gold Pool 6.5% 9/1/2054	1,754,639	1,857,808
Freddie Mac Gold Pool 7% 1/1/2036	489	517
Freddie Mac Gold Pool 7% 1/1/2054	964,697	1,023,121
Freddie Mac Gold Pool 7% 1/1/2054	626,709	665,301
Freddie Mac Gold Pool 7% 1/1/2054	362,888	384,866
Freddie Mac Gold Pool 7% 10/1/2053	23,290	24,475
Freddie Mac Gold Pool 7% 11/1/2034	805	851
Freddie Mac Gold Pool 7% 11/1/2034	716	762
Freddie Mac Gold Pool 7% 12/1/2053	45,256	47,678
Freddie Mac Gold Pool 7% 4/1/2032	296	311
Freddie Mac Gold Pool 7% 4/1/2032	139	148
Freddie Mac Gold Pool 7% 7/1/2029	1,169	1,225
Freddie Mac Gold Pool 7% 7/1/2054	24,463	25,975
Freddie Mac Gold Pool 7% 8/1/2026	49	49
Freddie Mac Gold Pool 7% 9/1/2026	77	78
Freddie Mac Gold Pool 7% 9/1/2035	2,017	2,138
Freddie Mac Gold Pool 7.5% 1/1/2027	2	2
Freddie Mac Gold Pool 8% 7/1/2030	35	36
Freddie Mac Gold Pool 8% 8/1/2030	78	82
Freddie Mac Gold Pool 8.5% 8/1/2027	26	26
Freddie Mac Manufactured Housing participation certificates 6% 3/1/2055	4,120,096	4,285,859
Freddie Mac Manufactured Housing participation certificates 6% 4/1/2055	4,978,005	5,176,730
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	587,781	621,102
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	525,043	555,135
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	167,562	177,951
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.325%, 6.116% 1/1/2036 (b)(c)	2,043	2,076
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.375%, 5.987% 3/1/2036 (b)(c)	1,764	1,797
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.5%, 6.297% 3/1/2036 (b)(c)	1,344	1,379
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.665%, 6.665% 7/1/2036 (b)(c)	8,685	8,916
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.299% 12/1/2040 (b)(c)	12,638	13,121
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.432% 7/1/2041 (b)(c)	3,219	3,349
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.438% 9/1/2041 (b)(c)	23,012	23,957
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.864%, 6.864% 4/1/2036 (b)(c)	935	967
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.38% 10/1/2041 (b)(c)	25,912	27,027
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.63% 9/1/2041 (b)(c)	2,536	2,649
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.88% 4/1/2041 (b)(c)	463	484
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.535% 6/1/2041 (b)(c)	510	532
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.672% 6/1/2041 (b)(c)	6,446	6,731
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.777% 5/1/2041 (b)(c)	4,505	4,705
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.837% 5/1/2041 (b)(c)	5,870	6,130
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.934%, 6.731% 10/1/2042 (b)(c)	12,069	12,569
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.01%, 7.009% 4/1/2038 (b)(c)	763	796
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.031%, 6.658% 3/1/2033 (b)(c)	26	27
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.045%, 6.684% 7/1/2036 (b)(c)	4,604	4,772
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.035%, 6.157% 6/1/2033 (b)(c)	9,693	9,846
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.23%, 6.48% 4/1/2034 (b)(c)	3,225	3,293
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.26%, 6.32% 6/1/2033 (b)(c)	1,836	1,868
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.375%, 6.465% 3/1/2035 (b)(c)	3,812	3,895
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.548%, 6.548% 7/1/2035 (b)(c)	5,964	6,119
Freddie Mac Non Gold Pool 5% 8/1/2053	517,751	521,667
Freddie Mac Non Gold Pool 5.5% 4/1/2055	1,911,803	1,962,353
Freddie Mac Non Gold Pool 5.5% 7/1/2053	3,208,662	3,291,497
Freddie Mac Non Gold Pool 5.5% 8/1/2053	1,390,041	1,427,664
Freddie Mac Non Gold Pool 5.5% 8/1/2053	390,931	401,512
Freddie Mac Non Gold Pool 5.5% 8/1/2053	384,937	394,874
Freddie Mac Non Gold Pool 5.5% 9/1/2054	2,141,454	2,192,723
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.665%, 6.165% 7/1/2035 (b)(c)	1,524	1,551
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.665%, 6.29% 1/1/2037 (b)(c)	2,127	2,172
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.665%, 6.29% 10/1/2036 (b)(c)	6,170	6,286
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.994%, 6.607% 10/1/2035 (b)(c)	7,466	7,640
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 2.01%, 6.51% 5/1/2037 (b)(c)	1,501	1,545
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 2.02%, 6.635% 6/1/2037 (b)(c)	3,104	3,192
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 3.645%, 8.27% 10/1/2035 (b)(c)	13	14
Freddie Mac Non Gold Pool 6% 11/1/2054	1,077,521	1,120,115
Freddie Mac Non Gold Pool 6% 6/1/2053	339,239	352,543
Freddie Mac Non Gold Pool 6% 6/1/2053	326,748	338,949
Freddie Mac Non Gold Pool 6% 6/1/2054	2,895,130	3,006,860
Freddie Mac Non Gold Pool 6% 7/1/2053	348,982	362,668
Freddie Mac Non Gold Pool 6% 9/1/2053	572,049	591,802
Freddie Mac Non Gold Pool 6.5% 1/1/2055	3,411,275	3,584,936
Freddie Mac Non Gold Pool 6.5% 1/1/2055	218,655	231,529
Freddie Mac Non Gold Pool 6.5% 11/1/2054	94,561	100,121
Freddie Mac Non Gold Pool 6.5% 2/1/2055	251,183	266,051
Ginnie Mae I Pool 2.5% 1/20/2052	1,431,877	1,233,620
Ginnie Mae I Pool 2.5% 12/20/2051	2,236,499	1,926,835
Ginnie Mae I Pool 2.5% 12/20/2051	1,189,223	1,024,564
Ginnie Mae I Pool 2.5% 12/20/2051	647,366	557,529
Ginnie Mae I Pool 2.5% 8/20/2051	3,077,341	2,652,216
Ginnie Mae I Pool 2.5% 8/20/2051	799,586	689,126
Ginnie Mae I Pool 2.5% 8/20/2051	550,606	474,541
Ginnie Mae I Pool 2.5% 9/20/2051	1,449,699	1,248,521
Ginnie Mae I Pool 2.5% 9/20/2051	801,402	690,190
Ginnie Mae I Pool 3% 12/15/2042	20,563	18,983
Ginnie Mae I Pool 3% 12/20/2042	25,577	23,688
Ginnie Mae I Pool 3% 2/15/2045	10,947	10,038
Ginnie Mae I Pool 3% 2/20/2050	85,928	77,536
Ginnie Mae I Pool 3% 3/20/2043	16,610	15,390
Ginnie Mae I Pool 3% 3/20/2043	6,831	6,334
Ginnie Mae I Pool 3% 4/15/2045	6,824	6,238
Ginnie Mae I Pool 3% 5/15/2042	3,025	2,804
Ginnie Mae I Pool 3% 6/15/2043	2,608	2,415
Ginnie Mae I Pool 3.5% 1/15/2043	10,126	9,603
Ginnie Mae I Pool 3.5% 10/20/2052	1,403,860	1,302,423
Ginnie Mae I Pool 3.5% 11/15/2042	23,029	21,848
Ginnie Mae I Pool 3.5% 12/15/2041	8,858	8,407
Ginnie Mae I Pool 3.5% 12/15/2041	8,115	7,695
Ginnie Mae I Pool 3.5% 12/20/2049	9,990	9,245
Ginnie Mae I Pool 3.5% 12/20/2049	4,559	4,210
Ginnie Mae I Pool 3.5% 12/20/2049	3,544	3,281
Ginnie Mae I Pool 3.5% 12/20/2049	1,059	979
Ginnie Mae I Pool 3.5% 2/15/2042	9,643	9,166
Ginnie Mae I Pool 3.5% 2/15/2042	3,346	3,182
Ginnie Mae I Pool 3.5% 2/15/2043	44,203	42,005
Ginnie Mae I Pool 3.5% 2/15/2044	6,740	6,353
Ginnie Mae I Pool 3.5% 2/20/2043	13,561	12,901
Ginnie Mae I Pool 3.5% 3/20/2043	5,823	5,540
Ginnie Mae I Pool 3.5% 4/15/2043	38,014	36,133
Ginnie Mae I Pool 3.5% 4/15/2043	7,173	6,781
Ginnie Mae I Pool 3.5% 6/20/2046	14,567	13,591
Ginnie Mae I Pool 3.5% 7/15/2042	6,487	6,156
Ginnie Mae I Pool 3.5% 7/15/2042	2,199	2,087
Ginnie Mae I Pool 3.5% 7/20/2043	12,154	11,513
Ginnie Mae I Pool 3.5% 7/20/2046	129,793	121,094
Ginnie Mae I Pool 3.5% 7/20/2052	7,499,213	6,964,970
Ginnie Mae I Pool 3.5% 8/20/2052	4,450,609	4,133,547
Ginnie Mae I Pool 3.5% 9/20/2052	2,376,404	2,207,109
Ginnie Mae I Pool 4% 1/15/2041	8,271	8,073
Ginnie Mae I Pool 4% 1/15/2047	5,757	5,542
Ginnie Mae I Pool 4% 1/15/2047	5,542	5,335
Ginnie Mae I Pool 4% 1/15/2047	4,261	4,101
Ginnie Mae I Pool 4% 1/15/2047	2,030	1,954
Ginnie Mae I Pool 4% 10/15/2040	9,406	9,184
Ginnie Mae I Pool 4% 10/15/2040	8,174	7,985
Ginnie Mae I Pool 4% 10/15/2040	7,881	7,695
Ginnie Mae I Pool 4% 10/15/2041	17,736	17,282
Ginnie Mae I Pool 4% 10/15/2041	8,281	8,077
Ginnie Mae I Pool 4% 10/15/2041	6,107	5,960
Ginnie Mae I Pool 4% 10/15/2041	4,545	4,434
Ginnie Mae I Pool 4% 10/15/2041	3,158	3,078
Ginnie Mae I Pool 4% 10/20/2042	29,709	28,913
Ginnie Mae I Pool 4% 10/20/2052	1,683,065	1,611,746
Ginnie Mae I Pool 4% 11/15/2040	2,332	2,276
Ginnie Mae I Pool 4% 11/15/2041	15,359	14,979
Ginnie Mae I Pool 4% 12/15/2040	1,099	1,076
Ginnie Mae I Pool 4% 12/15/2041	7,148	6,974
Ginnie Mae I Pool 4% 12/15/2041	4,920	4,793
Ginnie Mae I Pool 4% 2/15/2042	2,192	2,136
Ginnie Mae I Pool 4% 2/15/2045	7,640	7,410
Ginnie Mae I Pool 4% 3/15/2040	34,974	34,163
Ginnie Mae I Pool 4% 3/15/2041	17,563	17,152
Ginnie Mae I Pool 4% 3/15/2042	7,874	7,669
Ginnie Mae I Pool 4% 4/15/2046	49,165	47,651
Ginnie Mae I Pool 4% 4/20/2048	6,718	6,449
Ginnie Mae I Pool 4% 4/20/2048	6,177	5,930
Ginnie Mae I Pool 4% 5/15/2045	7,147	6,922
Ginnie Mae I Pool 4% 5/20/2049	11,796	11,266
Ginnie Mae I Pool 4% 6/15/2045	1,907	1,851
Ginnie Mae I Pool 4% 7/15/2045	5,205	5,041
Ginnie Mae I Pool 4% 7/15/2046	3,857	3,718
Ginnie Mae I Pool 4% 8/15/2039	1,286	1,258
Ginnie Mae I Pool 4% 9/15/2041	7,208	7,028
Ginnie Mae I Pool 4.5% 12/15/2039	1,516	1,521
Ginnie Mae I Pool 4.5% 2/15/2040	4,385	4,397
Ginnie Mae I Pool 4.5% 2/15/2040	2,989	2,998
Ginnie Mae I Pool 4.5% 3/15/2040	10,410	10,439
Ginnie Mae I Pool 4.5% 3/15/2041	24,284	24,339
Ginnie Mae I Pool 4.5% 4/15/2040	4,543	4,556
Ginnie Mae I Pool 4.5% 4/20/2053	1,023,507	1,007,377
Ginnie Mae I Pool 4.5% 5/15/2039	832	835
Ginnie Mae I Pool 4.5% 5/15/2040	5,459	5,474
Ginnie Mae I Pool 4.5% 6/15/2039	2,849	2,857
Ginnie Mae I Pool 4.5% 6/15/2039	2,656	2,664
Ginnie Mae I Pool 4.5% 6/15/2040	20,412	20,456
Ginnie Mae I Pool 4.5% 6/15/2040	11,965	11,999
Ginnie Mae I Pool 4.5% 6/15/2040	5,530	5,544
Ginnie Mae I Pool 4.5% 6/15/2040	3,050	3,059
Ginnie Mae I Pool 4.5% 6/15/2040	2,951	2,960
Ginnie Mae I Pool 4.5% 6/15/2040	2,561	2,568
Ginnie Mae I Pool 4.5% 6/15/2040	2,368	2,374
Ginnie Mae I Pool 4.5% 6/15/2041	37,948	38,041
Ginnie Mae I Pool 4.5% 7/15/2039	2,312	2,319
Ginnie Mae I Pool 4.5% 7/15/2040	8,885	8,910
Ginnie Mae I Pool 4.5% 7/15/2040	7,892	7,914
Ginnie Mae I Pool 4.5% 7/15/2040	6,030	6,047
Ginnie Mae I Pool 4.5% 7/15/2040	4,580	4,592
Ginnie Mae I Pool 4.5% 7/15/2040	4,235	4,247
Ginnie Mae I Pool 4.5% 7/15/2040	3,888	3,898
Ginnie Mae I Pool 4.5% 8/15/2039	23,564	23,633
Ginnie Mae I Pool 4.5% 8/15/2039	14,809	14,852
Ginnie Mae I Pool 4.5% 8/15/2039	11,919	11,955
Ginnie Mae I Pool 4.5% 8/15/2039	4,821	4,835
Ginnie Mae I Pool 4.5% 9/15/2039	4,378	4,390
Ginnie Mae I Pool 4.5% 9/15/2039	2,136	2,142
Ginnie Mae I Pool 5% 10/15/2039	1,653	1,688
Ginnie Mae I Pool 5% 12/15/2039	1,601	1,636
Ginnie Mae I Pool 5% 4/15/2040	15,241	15,571
Ginnie Mae I Pool 5% 4/15/2040	11,493	11,740
Ginnie Mae I Pool 5% 4/15/2041	2,320	2,373
Ginnie Mae I Pool 5% 4/20/2048	143,220	146,486
Ginnie Mae I Pool 5% 5/15/2039	3,789	3,869
Ginnie Mae I Pool 5% 5/15/2039	1,805	1,843
Ginnie Mae I Pool 5% 6/15/2040	33,820	34,551
Ginnie Mae I Pool 5% 7/15/2039	2,841	2,901
Ginnie Mae I Pool 5% 8/15/2039	1,442	1,472
Ginnie Mae I Pool 5% 8/15/2040	2,896	2,960
Ginnie Mae I Pool 5% 8/15/2040	2,518	2,573
Ginnie Mae I Pool 5% 8/15/2040	2,171	2,218
Ginnie Mae I Pool 5% 9/15/2039	9,263	9,459
Ginnie Mae I Pool 5% 9/15/2039	1,351	1,380
Ginnie Mae I Pool 5% 9/15/2041	25,774	26,326
Ginnie Mae I Pool 5.47% 8/20/2059 (b)(k)	173	173
Ginnie Mae I Pool 5.5% 1/15/2039	1,559	1,612
Ginnie Mae I Pool 5.5% 10/15/2035	1,241	1,278
Ginnie Mae I Pool 5.5% 3/20/2054	2,121,429	2,177,996
Ginnie Mae I Pool 5.5% 9/15/2039	7,727	7,998
Ginnie Mae I Pool 5.5% 9/15/2039	5,438	5,627
Ginnie Mae I Pool 6% 5/15/2040	19,872	20,848
Ginnie Mae I Pool 6% 6/15/2036	133,181	139,284
Ginnie Mae I Pool 6.5% 9/15/2034	347	368
Ginnie Mae I Pool 7% 1/15/2032	161	167
Ginnie Mae I Pool 7% 10/15/2028	57	58
Ginnie Mae I Pool 7% 4/15/2028	23	23
Ginnie Mae I Pool 7% 4/15/2032	16	17
Ginnie Mae I Pool 7% 4/20/2032	1,646	1,715
Ginnie Mae I Pool 7% 6/15/2028	26	26
Ginnie Mae I Pool 7% 6/15/2031	118	122
Ginnie Mae I Pool 7% 7/15/2028	28	28
Ginnie Mae I Pool 7% 8/15/2032	34	35
Ginnie Mae I Pool 7% 9/15/2028	23	24
Ginnie Mae I Pool 7.5% 1/15/2031	11	12
Ginnie Mae I Pool 7.5% 3/15/2028	419	426
Ginnie Mae I Pool 7.5% 4/15/2027	11	11
Ginnie Mae I Pool 7.5% 6/15/2027	25	25
Ginnie Mae I Pool 7.5% 8/15/2028	12	13
Ginnie Mae I Pool 7.5% 9/15/2027	37	38
Ginnie Mae I Pool 8% 7/15/2027	7	7
Ginnie Mae I Pool 8.5% 7/15/2030	9	9
Ginnie Mae I Pool 8.5% 8/15/2029	7	8
Ginnie Mae II Pool 2% 1/20/2052	977,120	814,890
Ginnie Mae II Pool 2% 10/20/2050	8,521,633	7,110,524
Ginnie Mae II Pool 2% 11/20/2050	2,209,391	1,843,949
Ginnie Mae II Pool 2% 12/1/2055 (e)	23,950,000	19,957,085
Ginnie Mae II Pool 2% 12/20/2050	4,137,883	3,450,552
Ginnie Mae II Pool 2% 2/20/2051	964,510	804,110
Ginnie Mae II Pool 2% 2/20/2052	10,626,968	8,862,585
Ginnie Mae II Pool 2% 3/20/2052	42,792,035	35,687,320
Ginnie Mae II Pool 2% 4/20/2051	84,917	70,791
Ginnie Mae II Pool 2% 4/20/2052	16,108,456	13,433,987
Ginnie Mae II Pool 2% 7/20/2051	3,888,369	3,241,572
Ginnie Mae II Pool 2% 9/20/2050	4,970,953	4,153,398
Ginnie Mae II Pool 2.5% 12/1/2055 (e)	27,075,000	23,500,255
Ginnie Mae II Pool 2.5% 12/20/2050	152,542	132,494
Ginnie Mae II Pool 2.5% 12/20/2051	4,516,519	3,922,922
Ginnie Mae II Pool 2.5% 2/20/2052	26,574,995	23,084,370
Ginnie Mae II Pool 2.5% 6/20/2051	560,202	486,488
Ginnie Mae II Pool 2.5% 7/20/2051	1,316,628	1,143,381
Ginnie Mae II Pool 3% 1/20/2032	362,622	354,852
Ginnie Mae II Pool 3% 1/20/2043	135,376	125,956
Ginnie Mae II Pool 3% 10/20/2031	117,742	115,275
Ginnie Mae II Pool 3% 10/20/2043	10,912	10,126
Ginnie Mae II Pool 3% 11/20/2031	127,586	124,852
Ginnie Mae II Pool 3% 12/20/2031	191,143	187,093
Ginnie Mae II Pool 3% 12/20/2042	11,879	11,052
Ginnie Mae II Pool 3% 12/20/2046	2,596,696	2,377,177
Ginnie Mae II Pool 3% 2/20/2031	15,298	15,007
Ginnie Mae II Pool 3% 3/20/2031	30,711	30,120
Ginnie Mae II Pool 3% 3/20/2050	779,908	705,933
Ginnie Mae II Pool 3% 4/20/2031	114,612	112,404
Ginnie Mae II Pool 3% 5/20/2031	246,318	241,511
Ginnie Mae II Pool 3% 7/20/2031	3,222	3,157
Ginnie Mae II Pool 3% 8/20/2031	37,696	36,924
Ginnie Mae II Pool 3% 9/20/2031	15,254	14,938
Ginnie Mae II Pool 3.5% 11/20/2041	55,737	53,206
Ginnie Mae II Pool 3.5% 12/20/2041	24,021	22,931
Ginnie Mae II Pool 3.5% 2/20/2043	10,932	10,405
Ginnie Mae II Pool 3.5% 3/20/2043	13,461	12,808
Ginnie Mae II Pool 3.5% 3/20/2044	2,047	1,942
Ginnie Mae II Pool 3.5% 4/20/2043	14,593	13,883
Ginnie Mae II Pool 3.5% 5/20/2043	138,749	131,395
Ginnie Mae II Pool 3.5% 6/20/2043	27,376	26,032
Ginnie Mae II Pool 3.5% 9/20/2043	161,607	153,530
Ginnie Mae II Pool 4% 1/20/2042	7,245	7,086
Ginnie Mae II Pool 4% 10/20/2040	7,765	7,607
Ginnie Mae II Pool 4% 10/20/2041	129,329	126,534
Ginnie Mae II Pool 4% 10/20/2044	78,170	76,081
Ginnie Mae II Pool 4% 11/20/2040	97,550	95,537
Ginnie Mae II Pool 4% 11/20/2041	4,301	4,207
Ginnie Mae II Pool 4% 11/20/2044	168,962	164,424
Ginnie Mae II Pool 4% 12/20/2044	4,560	4,438
Ginnie Mae II Pool 4% 2/20/2041	2,075	2,032
Ginnie Mae II Pool 4% 3/20/2041	8,162	7,993
Ginnie Mae II Pool 4% 3/20/2047	311,303	302,270
Ginnie Mae II Pool 4% 4/20/2042	26,194	25,608
Ginnie Mae II Pool 4% 5/20/2046	23,995	23,337
Ginnie Mae II Pool 4% 6/20/2045	76,440	74,322
Ginnie Mae II Pool 4% 7/20/2044	4,234	4,122
Ginnie Mae II Pool 4% 8/20/2043	9,628	9,393
Ginnie Mae II Pool 4% 8/20/2044	10,908	10,620
Ginnie Mae II Pool 4% 8/20/2045	249,798	242,734
Ginnie Mae II Pool 4% 9/20/2040	35,388	34,664
Ginnie Mae II Pool 4.5% 1/20/2041	8,954	8,982
Ginnie Mae II Pool 4.5% 10/20/2039	1,353	1,335
Ginnie Mae II Pool 4.5% 10/20/2040	19,042	18,786
Ginnie Mae II Pool 4.5% 10/20/2040	1,914	1,920
Ginnie Mae II Pool 4.5% 11/20/2040	7,992	7,879
Ginnie Mae II Pool 4.5% 11/20/2040	1,920	1,926
Ginnie Mae II Pool 4.5% 12/20/2039	7,540	7,441
Ginnie Mae II Pool 4.5% 12/20/2040	3,813	3,760
Ginnie Mae II Pool 4.5% 2/20/2041	32,158	32,257
Ginnie Mae II Pool 4.5% 2/20/2041	330	325
Ginnie Mae II Pool 4.5% 3/20/2036	665	668
Ginnie Mae II Pool 4.5% 3/20/2041	2,102	2,109
Ginnie Mae II Pool 4.5% 4/20/2040	3,577	3,528
Ginnie Mae II Pool 4.5% 4/20/2041	19,471	19,531
Ginnie Mae II Pool 4.5% 5/20/2040	2,221	2,228
Ginnie Mae II Pool 4.5% 5/20/2041	83,419	83,675
Ginnie Mae II Pool 4.5% 6/20/2033	306	307
Ginnie Mae II Pool 4.5% 6/20/2039	1,489	1,470
Ginnie Mae II Pool 4.5% 6/20/2040	3,476	3,431
Ginnie Mae II Pool 4.5% 6/20/2041	52,393	52,551
Ginnie Mae II Pool 4.5% 7/20/2039	302	299
Ginnie Mae II Pool 4.5% 7/20/2040	3,679	3,691
Ginnie Mae II Pool 4.5% 7/20/2040	305	300
Ginnie Mae II Pool 4.5% 9/20/2040	19,811	19,874
Ginnie Mae II Pool 5% 1/1/2056 (e)	18,600,000	18,559,313
Ginnie Mae II Pool 5% 12/1/2055 (e)	37,200,000	37,159,311
Ginnie Mae II Pool 5% 9/20/2033	14,141	14,359
Ginnie Mae II Pool 5.5% 1/1/2056 (e)	41,150,000	41,530,958
Ginnie Mae II Pool 5.5% 1/20/2055	1,816,045	1,863,334
Ginnie Mae II Pool 5.5% 12/1/2055 (e)	55,025,000	55,583,845
Ginnie Mae II Pool 5.5% 12/20/2054	2,175,233	2,235,954
Ginnie Mae II Pool 6% 1/1/2056 (e)	60,925,000	62,103,040
Ginnie Mae II Pool 6% 11/20/2031	394	406
Ginnie Mae II Pool 6% 12/1/2055 (e)	138,400,000	141,027,441
Ginnie Mae II Pool 6% 12/20/2054	3,320,908	3,384,207
Ginnie Mae II Pool 6% 2/1/2056 (e)	37,425,000	38,122,333
Ginnie Mae II Pool 6% 5/20/2032	1,823	1,887
Ginnie Mae II Pool 6.5% 11/20/2031	68	70
Ginnie Mae II Pool 6.5% 3/20/2031	86	89
Ginnie Mae II Pool 6.5% 5/20/2055	5,146,283	5,305,423
Ginnie Mae II Pool 7% 2/20/2032	504	526
Ginnie Mae II Pool 7% 3/20/2032	250	260
Uniform Mortgage Backed Securities 2% 1/1/2056 (e)	14,000,000	11,401,797
Uniform Mortgage Backed Securities 2% 12/1/2055 (e)	29,800,000	24,259,063
Uniform Mortgage Backed Securities 2.5% 1/1/2056 (e)	2,200,000	1,872,921
Uniform Mortgage Backed Securities 2.5% 12/1/2055 (e)	4,400,000	3,744,813
Uniform Mortgage Backed Securities 3% 12/1/2055 (e)	4,025,000	3,575,017
Uniform Mortgage Backed Securities 4.5% 1/1/2056 (e)	25,825,000	25,261,088
Uniform Mortgage Backed Securities 4.5% 12/1/2055 (e)	38,600,000	37,788,798
Uniform Mortgage Backed Securities 5% 12/1/2040 (e)	5,900,000	5,968,219
Uniform Mortgage Backed Securities 5% 12/1/2055 (e)	9,400,000	9,382,375
Uniform Mortgage Backed Securities 5.5% 1/1/2056 (e)	25,450,000	25,751,224
Uniform Mortgage Backed Securities 5.5% 12/1/2055 (e)	37,375,000	37,848,025
Uniform Mortgage Backed Securities 6% 1/1/2056 (e)	58,550,000	59,942,852
Uniform Mortgage Backed Securities 6% 12/1/2055 (e)	99,000,000	101,374,456
Uniform Mortgage Backed Securities 6.5% 1/1/2056 (e)	8,250,000	8,550,029
Uniform Mortgage Backed Securities 6.5% 12/1/2055 (e)	50,450,000	52,259,107
TOTAL UNITED STATES		1,730,193,685
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,716,594,431)		1,730,193,685

U.S. Treasury Obligations - 40.9%
	Yield (%) (x)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.875% 11/15/2051	1.91 to 2.15	34,881,000	19,943,484
US Treasury Bonds 2% 11/15/2041	2.08 to 3.20	11,400,000	8,117,602
US Treasury Bonds 2% 8/15/2051	2.14	3,714,000	2,199,820
US Treasury Bonds 2.25% 2/15/2052	2.29 to 2.99	24,090,000	15,094,832
US Treasury Bonds 2.25% 8/15/2046	4.93	73,000	49,274
US Treasury Bonds 2.875% 5/15/2052	3.13 to 4.81	23,593,000	17,003,549
US Treasury Bonds 3.25% 5/15/2042	3.39 to 4.91	9,900,000	8,415,387
US Treasury Bonds 3.625% 2/15/2053 (u)	3.65 to 4.80	15,123,000	12,616,481
US Treasury Bonds 3.625% 5/15/2053	3.89 to 4.80	19,116,000	15,929,751
US Treasury Bonds 3.875% 5/15/2043	4.92	1,812,000	1,659,066
US Treasury Bonds 4% 11/15/2052	4.95 to 5.00	78,418,000	70,009,508
US Treasury Bonds 4.125% 8/15/2044	4.62	200,000	187,507
US Treasury Bonds 4.125% 8/15/2053	4.20 to 5.00	28,401,000	25,899,271
US Treasury Bonds 4.25% 2/15/2054	4.49 to 4.68	167,261,000	155,755,273
US Treasury Bonds 4.25% 8/15/2054	3.99 to 4.39	67,106,000	62,495,084
US Treasury Bonds 4.375% 8/15/2043	4.91	1,251,000	1,219,481
US Treasury Bonds 4.5% 11/15/2054	4.35 to 4.85	188,900,000	183,469,125
US Treasury Bonds 4.5% 2/15/2044	4.62 to 4.90	1,270,000	1,254,820
US Treasury Bonds 4.625% 11/15/2044	4.52 to 5.12	17,715,000	17,721,920
US Treasury Bonds 4.625% 11/15/2045	4.61	370,000	369,710
US Treasury Bonds 4.625% 2/15/2055	4.51 to 4.88	40,000,000	39,671,824
US Treasury Bonds 4.625% 5/15/2044	4.57 to 4.65	435,000	436,223
US Treasury Bonds 4.625% 5/15/2054	4.38 to 4.55	105,000,000	104,089,453
US Treasury Bonds 4.75% 5/15/2055	4.80 to 4.98	52,078,000	52,704,563
US Treasury Bonds 4.75% 8/15/2055	4.72 to 4.98	67,000,000	67,837,500
US Treasury Bonds 4.875% 8/15/2045	4.53 to 4.65	13,566,000	13,989,938
US Treasury Bonds 5% 5/15/2045	4.55 to 4.89	1,520,000	1,593,388
US Treasury Bonds 6.25% 5/15/2030 (v)	4.72	2,216,000	2,457,942
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.51 to 2.66	5,321,584	5,197,063
US Treasury Notes 2.875% 5/15/2032 (y)	4.70	450,000	427,570
US Treasury Notes 3.625% 3/31/2030	4.30 to 4.71	525,000	525,984
US Treasury Notes 3.625% 8/31/2030	3.59 to 3.61	94,500,000	94,595,976
US Treasury Notes 3.625% 9/30/2031	3.63 to 4.23	178,570,000	177,942,216
US Treasury Notes 3.75% 12/31/2030	4.70	617,000	620,543
US Treasury Notes 3.75% 5/31/2030	3.61 to 4.71	1,384,000	1,393,407
US Treasury Notes 3.75% 8/31/2031	3.52 to 3.74	122,370,000	122,795,427
US Treasury Notes 3.875% 8/15/2033	4.68	116,000	116,217
US Treasury Notes 3.875% 8/15/2034	3.82 to 4.28	133,900,000	133,372,126
US Treasury Notes 3.875% 8/31/2032	3.98 to 4.00	20,000,000	20,117,969
US Treasury Notes 3.875% 9/30/2032	3.93	37,000,000	37,202,344
US Treasury Notes 4% 2/15/2034	3.92 to 4.74	5,679,000	5,723,811
US Treasury Notes 4% 2/28/2030	3.85 to 4.71	30,326,000	30,831,828
US Treasury Notes 4% 4/30/2032	3.99 to 4.11	22,100,000	22,424,594
US Treasury Notes 4% 6/30/2028 (u)	3.96 to 3.97	7,000,000	7,088,867
US Treasury Notes 4% 6/30/2032	4.15	56,000,000	56,789,687
US Treasury Notes 4% 7/31/2032	4.01 to 4.11	83,020,000	84,151,796
US Treasury Notes 4.125% 11/30/2029	4.24	430,000	438,970
US Treasury Notes 4.125% 11/30/2031	4.55	20,000,000	20,447,656
US Treasury Notes 4.125% 2/29/2032	4.12 to 4.20	68,440,000	69,931,778
US Treasury Notes 4.125% 3/31/2031	4.33 to 4.70	80,315,000	82,172,284
US Treasury Notes 4.125% 3/31/2032	4.09	70,000,000	71,523,047
US Treasury Notes 4.125% 5/31/2032	4.05 to 4.31	103,824,000	106,062,580
US Treasury Notes 4.125% 7/31/2031	3.70 to 4.12	107,000,000	109,443,837
US Treasury Notes 4.25% 1/31/2030	4.35 to 4.47	69,000,000	70,803,164
US Treasury Notes 4.25% 11/15/2034	4.47 to 4.54	131,100,000	134,039,508
US Treasury Notes 4.25% 2/28/2029	4.71	1,262,000	1,290,050
US Treasury Notes 4.25% 2/28/2031	4.31	4,000,000	4,116,719
US Treasury Notes 4.25% 5/15/2035	4.33 to 4.48	131,060,000	133,763,113
US Treasury Notes 4.25% 6/30/2031	4.43 to 4.45	46,540,000	47,905,295
US Treasury Notes 4.25% 8/15/2035	4.08 to 4.29	190,790,000	194,486,556
US Treasury Notes 4.375% 1/31/2032	4.21	400,000	414,234
US Treasury Notes 4.375% 12/31/2029	4.39	510,000	525,559
US Treasury Notes 4.5% 12/31/2031	4.52 to 4.53	125,000,000	130,312,500
US Treasury Notes 4.625% 2/15/2035	4.21 to 4.44	90,123,000	94,681,926
US Treasury Notes 4.625% 4/30/2029 (u)	4.47 to 4.72	6,030,000	6,241,521
US Treasury Notes 4.625% 4/30/2031	4.35 to 4.71	147,000,000	154,005,469
US Treasury Notes 4.625% 9/30/2028	3.83	168,000	173,106
US Treasury Notes 4.625% 9/30/2030	4.71	160,000	167,163
US Treasury Notes 4.75% 2/15/2045	4.49 to 4.97	6,250,000	6,348,633
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,139,594,184)			3,142,803,869

Money Market Funds - 4.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (z)	4.02	362,805,752	362,878,314
Fidelity Securities Lending Cash Central Fund (z)(Aa)	4.02	15,612,353	15,613,913
TOTAL MONEY MARKET FUNDS (Cost $378,491,482)			378,492,227

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.0%
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.03% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/25/2030	200,000	6,123
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.804% and receive annually a floating rate based on US SOFR Index, expiring August 2036	8/25/2026	8,300,000	147,870
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.874% and receive annually a floating rate based on US SOFR Index, expiring October 2035	10/28/2030	5,500,000	194,480
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.805% and receive annually a floating rate based on US SOFR Index, expiring November 2034	11/5/2029	5,300,000	167,433
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.95% and receive annually a floating rate based on US SOFR Index, expiring May 2035	4/29/2030	4,560,000	145,984
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.065% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/2/2030	4,330,000	131,014
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.855% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/12/2030	3,970,000	138,966
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.9025% and receive annually a floating rate based on US SOFR Index, expiring April 2036	4/14/2026	2,230,000	16,389
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 4.075% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/24/2030	6,190,000	185,250
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 3.853% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/16/2030	6,600,000	231,225
Option on an interest rate swap with Citibank NA to receive annually a floating rate based on the US SOFR Index and pay annually a fixed rate of 3.694%, expiring December 2033	12/12/2028	5,500,000	150,479
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/7/2030	3,370,000	105,223
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.585% and receive annually a floating rate based on US SOFR Index, expiring May 2036	4/29/2026	1,350,000	25,117
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.025% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/23/2030	1,950,000	59,908
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.9% and receive annually a floating rate based on US SOFR Index, expiring July 2036	7/8/2026	13,300,000	164,277

TOTAL PUT SWAPTIONS			1,869,738
Call Swaptions - 0.1%
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 3.853% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/16/2030	6,600,000	209,560
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.065% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/2/2030	4,330,000	162,901
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.694% and pay annually a floating rate based on the US SOFR Index, expiring December 2033	12/12/2028	5,500,000	160,500
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.855% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/12/2030	3,970,000	126,332
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.753% and pay annually a floating rate based on US SOFR Index, expiring November 2034	10/31/2029	6,800,000	209,213
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 4.075% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/24/2030	6,190,000	234,455
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.9% and pay annually a floating rate based on US SOFR Index, expiring July 2036	7/8/2026	13,300,000	449,261
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.03% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/25/2030	200,000	7,346
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.95% and pay annually a floating rate based on US SOFR Index, expiring May 2035	4/29/2030	4,560,000	159,375
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.874% and pay annually a floating rate based on US SOFR Index, expiring October 2035	10/28/2030	5,500,000	177,116
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.025% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/23/2030	1,950,000	71,605
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.585% and pay annually a floating rate based on US SOFR Index, expiring May 2036	4/29/2026	1,350,000	20,528
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.9025% and pay annually a floating rate based on US SOFR Index, expiring April 2036	4/14/2026	2,230,000	68,214
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.805% and pay annually a floating rate based on US SOFR Index, expiring November 2034	11/5/2029	5,300,000	169,177
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.01% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/7/2030	3,370,000	122,585
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.804% and pay annually a floating rate based on US SOFR Index, expiring August 2036	8/25/2026	8,300,000	250,431

TOTAL CALL SWAPTIONS			2,598,599
TOTAL PURCHASED SWAPTIONS (Cost $5,363,397)			4,468,337

TOTAL INVESTMENT IN SECURITIES - 111.0% (Cost $8,471,285,879)	8,533,354,537
NET OTHER ASSETS (LIABILITIES) - (11.0)% (w)	(839,399,884)
NET ASSETS - 100.0%	7,693,954,653

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 5% 12/1/2055	(37,200,000)	(37,159,311)
Ginnie Mae II Pool 5.5% 12/1/2055	(55,025,000)	(55,583,845)
Ginnie Mae II Pool 6% 1/1/2056	(23,000,000)	(23,444,726)
Ginnie Mae II Pool 6% 12/1/2055	(138,400,000)	(141,027,441)
Uniform Mortgage Backed Securities 2% 1/1/2056	(200,000)	(162,883)
Uniform Mortgage Backed Securities 2% 12/1/2055	(31,550,000)	(25,683,672)
Uniform Mortgage Backed Securities 2.5% 12/1/2055	(4,400,000)	(3,744,813)
Uniform Mortgage Backed Securities 3% 12/1/2055	(100,000)	(88,820)
Uniform Mortgage Backed Securities 4.5% 1/1/2056	(300,000)	(293,449)
Uniform Mortgage Backed Securities 4.5% 12/1/2055	(38,600,000)	(37,788,798)
Uniform Mortgage Backed Securities 5% 12/1/2055	(4,400,000)	(4,391,750)
Uniform Mortgage Backed Securities 5.5% 12/1/2055	(35,025,000)	(35,468,283)
Uniform Mortgage Backed Securities 6% 12/1/2055	(94,050,000)	(96,305,733)
Uniform Mortgage Backed Securities 6.5% 12/1/2055	(50,450,000)	(52,259,107)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(513,402,631)

TOTAL TBA SALE COMMITMENTS (Proceeds $512,663,784)		(513,402,631)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
ASX 10Y Australia Treasury Bond Contracts (Australia)	7	12/15/2025	512,533	(7,445)	(7,445)
CBOT 10Y US Treasury Notes Contracts (United States)	1,370	3/20/2026	155,280,938	712,921	712,921
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	4	3/20/2026	464,875	3,180	3,180
CBOT 2Y US Treasury Notes Contracts (United States)	986	3/31/2026	205,927,641	93,207	93,207
CBOT 5Y US Treasury Notes Contracts (United States)	2,524	3/31/2026	277,028,719	725,555	725,555
CBOT US Treasury Long Bond Contracts (United States)	96	3/20/2026	11,277,000	84,502	84,502
Eurex Euro-Bund Contracts (Germany)	1	12/8/2025	149,546	57	57
TMX 10Y Canadian Bond Contracts (Canada)	27	3/20/2026	2,376,278	9,709	9,709

TOTAL PURCHASED					1,621,686

Sold

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	281	3/20/2026	31,849,594	(141,277)	(141,277)
CBOT 5Y US Treasury Notes Contracts (United States)	160	3/31/2026	17,561,250	(47,663)	(47,663)
CBOT US Treasury Ultra Bond Contracts (United States)	3	3/20/2026	363,094	(849)	(849)
ICE Long GILT Futures (United Kingdom)	11	3/27/2026	1,333,469	(11,342)	(11,342)

TOTAL SOLD					(201,131)

TOTAL FUTURES CONTRACTS					1,420,555
The notional amount of futures purchased as a percentage of Net Assets is 8.4%
The notional amount of futures sold as a percentage of Net Assets is 0.6%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

EUR	213,000	USD	247,283	BNP Paribas SA	12/11/2025	(1)
EUR	770,000	USD	898,501	BNP Paribas SA	12/11/2025	(4,571)
EUR	55,000	USD	63,486	Bank of America NA	12/11/2025	366
EUR	35,000	USD	40,561	JPMorgan Chase Bank NA	12/11/2025	73
USD	288,121	AUD	446,000	JPMorgan Chase Bank NA	12/11/2025	(4,099)
USD	511,037	AUD	786,000	JPMorgan Chase Bank NA	12/11/2025	(3,953)
USD	1,569,320	CAD	2,206,000	JPMorgan Chase Bank NA	12/11/2025	(10,066)
USD	55,311,388	EUR	48,036,000	BNP Paribas SA	12/11/2025	(455,955)
USD	336,306	EUR	292,000	BNP Paribas SA	12/11/2025	(2,691)
USD	621,825	GBP	473,000	JPMorgan Chase Bank NA	12/11/2025	(4,287)
USD	15,483,765	GBP	11,866,000	JPMorgan Chase Bank NA	12/11/2025	(223,307)
USD	892,578	JPY	137,200,000	Goldman Sachs Bank USA	12/11/2025	13,314
USD	403,911	JPY	61,750,000	JPMorgan Chase Bank NA	12/11/2025	8,178
USD	1,151,179	JPY	179,800,000	JPMorgan Chase Bank NA	12/11/2025	(1,092)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(688,091)
Unrealized Appreciation						21,931
Unrealized Depreciation						(710,022)

Credit Default Swaps
Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty(3)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(2)(5)		Value ($)(1)	Upfront Premium Received/ (Paid) ($)(4)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX AAA Series 13 Index		12/16/2072	Citigroup Global Markets Ltd	(0.5%)	Monthly		40,000	(177)	(416)	(593)
CMBX BBB- Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(3%)	Monthly		100,000	17,350	(23,558)	(6,208)
CMBX BBB- Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(3%)	Monthly		190,000	32,965	(44,592)	(11,627)
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		110,000	19,085	(26,812)	(7,727)
CMBX BBB- Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(3%)	Monthly		40,000	6,940	(10,135)	(3,195)
CMBX BBB- Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(3%)	Monthly		160,000	27,760	(40,563)	(12,803)
CMBX BBB- Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(3%)	Monthly		160,000	27,760	(44,530)	(16,770)
CMBX BBB- Series 16 Index		4/17/2065	JPMorgan Securities LLC	(3%)	Monthly		90,000	15,615	(26,254)	(10,639)
CMBX BBB- Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(3%)	Monthly		140,000	24,290	(39,540)	(15,250)
CMBX BBB- Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(3%)	Monthly		140,000	24,290	(38,553)	(14,263)
CMBX BBB- Series 16 Index		4/17/2065	JPMorgan Securities LLC	(3%)	Monthly		70,000	12,145	(19,055)	(6,910)
CMBX BBB- Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(3%)	Monthly		130,000	22,555	(30,658)	(8,103)
CMBX BBB- Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(3%)	Monthly		60,000	10,410	(13,878)	(3,468)
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		190,000	32,965	(43,883)	(10,918)
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		130,000	22,555	(30,972)	(8,417)
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		90,000	15,615	(21,548)	(5,933)
CMBX BBB- Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(3%)	Monthly		150,000	26,025	(37,011)	(10,986)
CMBX BBB- Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(3%)	Monthly		80,000	13,880	(21,194)	(7,314)
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		150,000	26,025	(34,187)	(8,162)
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		140,000	24,290	(31,051)	(6,761)
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		100,000	17,350	(16,115)	1,235
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		100,000	17,350	(16,237)	1,113
CMBX BBB Series 15 Index		11/18/2064	Citigroup Global Markets Ltd	(3%)	Monthly		200,000	30,631	(29,614)	1,017
CMBX BBB- Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(3%)	Monthly		700,000	66,403	(34,787)	31,616
CMBX BBB- Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(3%)	Monthly		500,000	47,431	(19,815)	27,616
CMBX BBB- Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(3%)	Monthly		500,000	47,431	(18,860)	28,571
CMBX BBB- Series 18 Index		12/17/2057	Citigroup Global Markets Ltd	(3%)	Monthly		400,000	37,945	(15,522)	22,423
CMBX BBB- Series 18 Index		12/17/2057	Morgan Stanley Capital Services LLC	(3%)	Monthly		300,000	28,459	(11,470)	16,989
CMBX BBB- Series 18 Index		12/17/2057	Citigroup Global Markets Ltd	(3%)	Monthly		400,000	37,945	(14,367)	23,578
CMBX BB Series 18 Index		12/17/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly		500,000	83,536	(32,232)	51,304
CMBX BB Series 18 Index		12/17/2057	JPMorgan Securities LLC	(5%)	Monthly		300,000	50,121	(19,721)	30,400
CMBX BB Series 18 Index		12/17/2057	JPMorgan Securities LLC	(5%)	Monthly		100,000	16,707	(7,038)	9,669
CMBX BBB Series 15 Index		11/18/2064	Citigroup Global Markets Ltd	(3%)	Monthly		200,000	30,631	(31,681)	(1,050)
CMBX BB Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(5%)	Monthly		100,000	16,707	(14,719)	1,988
CMBX BB Series 18 Index		12/17/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly		200,000	33,414	(29,068)	4,346
CMBX BB Series 18 Index		12/17/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly		300,000	50,121	(42,762)	7,359
CMBX AAA Series 18 Index		12/17/2057	Citigroup Global Markets Ltd	(0.5%)	Monthly		1,300,000	(731)	(2,394)	(3,125)
CMBX BBB- Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(3%)	Monthly		500,000	47,431	(35,676)	11,755
CMBX AAA Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(0.5%)	Monthly		2,299,520	16,390	(19,250)	(2,860)
CMBX AAA Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(0.5%)	Monthly		6,198,706	44,182	(52,805)	(8,623)
Aviva PLC 6.125% 11/14/2036		12/20/2030	Citibank NA	(1%)	Quarterly	EUR	750,000	(4,108)	206	(3,902)
Commerzbank AG 4% 12/5/2030		12/20/2030	JPMorgan Chase Bank NA	(1%)	Quarterly	EUR	650,000	1,058	(7,786)	(6,728)
Heidelberg Materials AG 3.75% 5/31/2032		12/20/2030	JPMorgan Chase Bank NA	(5%)	Quarterly	EUR	750,000	(188,753)	175,279	(13,474)
Allianz SE 2.121% 7/8/2050		12/20/2030	BNP Paribas SA	(1%)	Quarterly	EUR	950,000	(14,638)	10,738	(3,900)
CMBX AAA Series 18 Index		12/17/2057	Morgan Stanley Capital Services LLC	(0.5%)	Monthly		4,000,000	(2,250)	3,220	970
UniCredit SpA 5.375% 4/16/2034		12/20/2030	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	650,000	(1,424)	(4,074)	(5,498)
Societe Generale SA 5.25% 9/6/2032		12/20/2030	BNP Paribas SA	(1%)	Quarterly	EUR	600,000	2,606	(8,301)	(5,695)
CMBX AAA Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(0.5%)	Monthly		3,399,290	24,229	(32,074)	(7,845)
Deutsche Bank AG 5.625% 5/19/2031		12/20/2030	BNP Paribas SA	(1%)	Quarterly	EUR	550,000	5,661	(9,576)	(3,915)
Generali 4.125% 5/4/2026		12/20/2030	BNP Paribas SA	(1%)	Quarterly	EUR	750,000	(4,725)	2,064	(2,661)
Intesa Sanpaolo SpA 6.184% 2/20/2034		12/20/2030	JPMorgan Chase Bank NA	(1%)	Quarterly	EUR	650,000	(4,988)	1,430	(3,558)
BMW Finance NV 0.75% 7/13/2026		12/20/2030	BNP Paribas SA	(1%)	Quarterly	EUR	1,250,000	(37,611)	30,474	(7,137)
CMBX BBB- Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(3%)	Monthly		200,000	34,700	(34,126)	574
CMBX BBB- Series 17 Index		12/15/2056	Citigroup Global Markets Ltd	(3%)	Monthly		400,000	56,600	(56,790)	(190)
5Y CDX EMIG CDSI Series 44 Index		12/20/2030	ICE	(0%)	Quarterly		1,355,000	(1,488)	0	(1,488)

TOTAL BUY PROTECTION								986,666	(971,839)	14,827
Sell Protection
CMBX AAA Series 13 Index	NR	12/16/2072	Morgan Stanley Capital Services LLC	0.5%	Monthly		40,000	177	903	1,080
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly		200,000	(2,710)	4,021	1,311
CMBX AAA Series 17 Index	NR	12/15/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly		100,000	(1,355)	2,034	679
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly		100,000	(1,355)	1,974	619
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly		200,000	(2,710)	3,349	639
CMBX AAA Series 17 Index	NR	12/15/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly		500,000	(6,775)	7,908	1,133
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly		100,000	(1,355)	1,272	(83)
CMBX AAA Series 17 Index	NR	12/15/2056	Goldman Sachs & Co LLC	0.5%	Monthly		1,700,000	(23,036)	30,452	7,416
CMBX AAA Series 17 Index	NR	12/15/2056	Goldman Sachs & Co LLC	0.5%	Monthly		900,000	(12,196)	24,185	11,989
CMBX AAA Series 17 Index	NR	12/15/2056	Citigroup Global Markets Ltd	0.5%	Monthly		800,000	(10,840)	13,583	2,743
CMBX AAA Series 17 Index	NR	12/15/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly		3,900,000	(52,847)	51,139	(1,708)
CMBX AAA Series 17 Index	NR	12/15/2056	Goldman Sachs & Co LLC	0.5%	Monthly		1,000,000	(12,917)	12,959	42

TOTAL SELL PROTECTION								(127,919)	153,779	25,860
TOTAL CREDIT DEFAULT SWAPS								858,747	(818,060)	40,687

(1)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(3)Swaps with Intercontinental Exchange (ICE) are centrally cleared swaps.

(4)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(5)Notional amount is stated in U.S. Dollars unless otherwise noted.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	12/17/2027	89,842,000	287,205	0	287,205
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	12/17/2028	121,700,000	481,945	0	481,945
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	12/17/2029	45,441,000	158,456	0	158,456
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	12/17/2032	1,557,000	12,405	0	12,405
3.75%	Annual	U.S. SOFR Index(4)	Annual	LCH	12/17/2035	110,000	69	0	69
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	12/17/2045	1,497,000	30,211	0	30,211
3.75%	Annual	U.S. SOFR Index(4)	Annual	LCH	12/17/2030	1,288,000	8,262	0	8,262
TOTAL INTEREST RATE SWAPS							978,553	0	978,553

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

(4)Represents floating rate.

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
JPY	-	Japanese Yen
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,420,383,070 or 18.5% of net assets.

(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(g)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(h)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $56,369 and $54,512, respectively.

(i)	Non-income producing - Security is in default.
(j)	Level 3 security.
(k)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(l)	Principal Only Strips represent the right to receive the monthly principal payments.
(m)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(n)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(o)	Non-income producing.
(p)	Zero coupon bond which is issued at a discount.
(q)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(r)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $70,730,296 or 0.9% of net assets.

(s)	Security or a portion of the security is on loan at period end.
(t)	Security is perpetual in nature with no stated maturity date.
(u)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,474,102.
(v)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $1,312,405.
(w)	Includes $4,811,448 of cash collateral segregated to cover margin requirements for centrally cleared swaps.
(x)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(y)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $42,757.
(z)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(Aa)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	210,596,845	740,033,076	587,747,732	3,043,092	(3,875)	-	362,878,314	362,805,752	0.6%
Fidelity Floating Rate Central Fund	393,599,870	8,088,110	25,452,027	7,636,083	(2,020,099)	(94,744)	374,121,110	3,915,039	18.9%
Fidelity Securities Lending Cash Central Fund	21,662,947	572,052,737	578,101,741	46,453	(29)	-	15,613,914	15,612,353	0.1%
Total	625,859,662	1,320,173,923	1,191,301,500	10,725,628	(2,024,003)	(94,744)	752,613,338

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Bank Loan Obligations, Bank Notes, Convertible Corporate Bonds, Foreign Government and Government Agency Obligations, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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